UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Thomas M. Kinzler, Vice President and Clerk 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1. Reports to Stockholders.

RETIREMENT SERVICES

MassMutual

Premier Funds

Semi-Annual Report, April 30, 2005

INVEST
INSURE
RETIRE

You can’t predict. You can prepare.®

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MassMutual Premier Money Market Fund	65

MassMutual Premier Short-Duration Bond Fund	67

MassMutual Premier Inflation-Protected Bond Fund	73

MassMutual Premier Core Bond Fund (Formerly known as DLB Fixed Income Fund)	74

MassMutual Premier Diversified Bond Fund	83

MassMutual Premier Strategic Income Fund	91

MassMutual Premier High Yield Fund (Formerly known as DLB High Yield Fund)	106

MassMutual Premier Balanced Fund	110

MassMutual Premier Value Fund (Formerly known as DLB Value Fund)	120

MassMutual Premier Enhanced Index Value Fund (Formerly known as DLB Enhanced Index Value Fund)	122

MassMutual Premier Enhanced Index Value Fund II (Formerly known as DLB Enhanced Index Value Fund II)	128

MassMutual Premier Enhanced Index Core Equity Fund (Formerly known as DLB Enhanced Index Core Equity Fund)	134

MassMutual Premier Main Street Fund	139

MassMutual Premier Capital Appreciation Fund	146

MassMutual Premier Core Growth Fund (Formerly known as DLB Core Growth Fund)	149

MassMutual Premier Enhanced Index Growth Fund (Formerly known as DLB Enhanced Index Growth Fund)	151

MassMutual Premier Small Capitalization Value Fund (Formerly known as DLB Small Capitalization Value Fund)	157

MassMutual Premier Small Company Opportunities Fund (Formerly known as DLB Small Company Opportunities Fund)	160

MassMutual Premier Global Fund	163

MassMutual Premier International Equity Fund	166

Statement of Assets and Liabilities	170

Statement of Operations	182

Statement of Changes in Net Assets	188

Financial Highlights	198

Notes to Financial Statements	238

Fund Expenses (Unaudited)	274

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

Prior to November 1, 2004, the MassMutual Premier Funds were known as The DLB Fund Group.

[This page is intentionally left blank.]

To Our Shareholders

Kevin McClintock

"MassMutual believes in a long-term approach to investing, with a diversification strategy that suits an investor's risk tolerance, financial goals and time horizon. In our experience, this approach has represented a sensible way to navigate the market's peaks and valleys."

MassMutual Premier Funds – Letter to Shareholders

The ups and downs of the last six months

As 2004 drew to a close, the major stock indexes posted gains that were directly attributable to a strong November and December. The fixed income rally that had buoyed bond prices for much of the year slowed considerably in November. Economic news at the end of 2004 was generally mixed. A swift resolution to the presidential election and reports of an overall improvement in economic fundamentals encouraged many investors. However, gyrating oil prices, predictions about a weak holiday retailing season, weak statistics for new home sales and mortgage applications and concerns about corporate earnings kept an equity rally from sustaining momentum until the second half of the fourth quarter, when a series of economic reports pointed to solid expansion and an improved outlook.

In a complete reversal of the performance upsurge that occurred at the end of 2004, the first four months of 2005 saw the broader U.S. stock averages struggle unsuccessfully against the headwinds of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. Blue chips, as represented by the Dow Jones Industrial AverageSM (DJIASM), returned 1.65% for the six months ended April 30, 2005. The S&P 500 Index® fared better, with a 3.28% return. The technology-focused Nasdaq Composite® Index and the small-cap Russell 2000® Index declined for the period, returning –2.70% and –0.15%, respectively. Despite a modest strengthening of the U.S. dollar, foreign stocks substantially outperformed their U.S. counterparts, as measured by the 8.71% return of the MSCI EAFE® Index.*

Fears of rising inflation – especially resurgent crude oil prices – took center stage during much of the period. Bond prices, already under pressure, struggled against a surprisingly strong report on fourth-quarter Gross Domestic Product (GDP), released at the end of February. Additionally, there were four 0.25% hikes in short-term interest rates by the Federal Reserve Board (the Fed) during the period. In this environment, the Lehman Brothers® Aggregate Bond Index posted a 0.98% return for the six months ended April 30, 2005.*

The Changing Pulse of the Consumer

Each month, the financial press reports on an array of indicators – such as activity in the manufacturing and services sectors, trade with other nations and monetary conditions – to update analysts and investors on the condition of the U.S. economy. Some of the most important indicators give clues about the financial and mental state of consumers – important because consumer spending accounts for approximately two-thirds of all economic activity in the United States.

High on the list of data having a meaningful impact on consumers is the employment situation in the U.S., which improved considerably beginning in the spring of 2004. Still, job growth remains muted relative to other recoveries since World War II. Economists believe a high productivity rate, rapidly rising health care and energy costs, and the migration of jobs overseas are all limiting our employment growth.

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – Letter to Shareholders (Continued)

The Conference Board's Consumer Confidence Index and the University of Michigan's Consumer Sentiment Index are both indicators that attempt to directly monitor how consumers feel about the economy, including how they view current conditions and their outlook for the near future. During previous economic cycles, economists observed a close correlation between consumer confidence and retail sales. In the most recent downturn, however, the connection between these two factors weakened, as consumers spent freely, despite telling surveyors things were getting worse. In part, historically low interest rates and a surge in home prices – which provided a ready source of additional spending money for those with the ability to tap into their home equity – accounted for this phenomenon.

Outlook

While our current economic recovery does present challenges, including high crude oil prices and jobs disappearing overseas, history has shown the U.S. economy to be remarkably resilient.

Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

As always, MassMutual believes in a long-term approach to investing, with a diversification strategy that suits an investor's risk tolerance, financial goals and time horizon. In our experience, this approach has represented a sensible way to navigate the market's peaks and valleys.

Kevin McClintock
President,
MassMutual Premier Funds

The opinions expressed herein are those of MassMutual as of May 1, 2005 and are subject to change without notice. This information is not to be construed as tax, legal or investment advice.

MassMutual Premier Money Market Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Money Market Fund?	This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares had a return of 0.94%, trailing the 1.09% return of the 91-Day U.S. Treasury bills.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets.
In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds. In a period of strong equity market performance, low levels of corporate defaults and investors' need to reach for yield, risk premiums continued to decline.
In the first four months of 2005, the dominant themes in the investment world were higher inflation expectations and higher interest rates. The Fed was active during this period – raising rates twice; once in February and again in late March, moving in increments of 0.25% each time. Fed watchers were focused on the language of the Open Market Committee's release. Would the Fed remove language that the pace of rate increases would be "measured"? They have not done so – when it raised the federal funds rate by 0.25% to 2.75% on March 22, they noted that, "...the Committee believes that policy accommodation can be removed at a pace that is likely to be measured." This move was the second rate increase in the period, following another 0.25% rate increase in February.
Rising prices, most notably oil – which, in the first four months traded at exceptionally high levels after retreating somewhat in the latter part of 2004 – weighed on both the equity and fixed income markets. Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit, dragged down the market further.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds.

MassMutual Premier Money Market Fund

Asset Allocation

(% of Net Assets) on 4/30/05

Commercial Paper	83.6%
Other Short-Term Investments	16.9%
Other Assets and Liabilities	(0.5%)
100.0%

MassMutual Premier Money Market Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Money Market Fund Class S and 91-day Treasury Bills

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Ten Year Average Annual 5/1/95 - 4/30/05
Class S	0.94%	1.35%	2.43%	3.89%
91-Day Treasury Bills	1.09%	1.71%	2.58%	3.88%

Hypothetical Investments in MassMutual Premier Money Market Fund Class A, Class Y and 91-day Treasury Bills

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 1/1/98 - 4/30/05
Class A	0.78%	1.03%	1.96%	2.82%
Class Y	0.89%	1.25%	2.32%	3.24%
91-Day Treasury Bills	1.09%	1.71%	2.58%	3.34%

Hypothetical Investments in MassMutual Premier Money Market Fund Class L and 91-day Treasury Bills

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 5/3/99 - 4/30/05
Class L	0.91%	1.28%	2.21%	2.70%
91-Day Treasury Bills	1.09%	1.71%	2.58%	3.00%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while 91-day Treasury Bills are unmanaged and do not incur expenses. Treasury Bills are backed by the U.S. Government and offer a fixed rate of return, while the Fund's shares are not guaranteed. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

An investment in the MassMutual Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Short-Duration Bond Fund?	This Fund seeks to achieve a high total rate of return, primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment-grade fixed income securities.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 0.35%, outperforming the 0.06% return of the Lehman Brothers 1-3 Year Government Bond Index, an unmanaged index of U.S. government bonds with one to three years to scheduled payment of principal.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets.
In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. During the first quarter, yields of two- and three-year Treasuries rose by approximately 0.70% and the Treasury bill yield rose by approximately 0.55%. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds. In a period of strong equity market performance, low levels of corporate defaults and investors' need to reach for yield, risk premiums continued to decline.
In the first four months of 2005, the dominant themes in the investment world were higher inflation expectations and higher interest rates. The Fed was active during this period – raising rates twice; once in February and again in late March, moving in increments of 0.25% each time. Rising prices, most notably oil – which, in the first four months traded at exceptionally high levels after retreating somewhat in the latter part of 2004 – weighed on both the equity and fixed income markets. Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit, dragged down the market further.
The Fund was at its maximum duration of three years throughout the first quarter, and this hurt relative performance in a rising rate environment since the Fund's benchmark has a lower duration. Duration is a measurement of a bond or bond portfolio's price sensitivity, or risk, to interest rate movements, with a longer duration resulting in greater price swings – either positive or negative – than a shorter duration.

What is your outlook – and how have you positioned the Fund as a result?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. We will continue to work our methodology and make moves with the portfolio as compelling opportunities present themselves.

MassMutual Premier Short-Duration Bond

Fund

Quality Structure

(% of Net Assets) on 4/30/05

U.S. Governments, Aaa/AAA	37.5%
Aa/AA	2.1%
A/A	10.1%
Baa/BBB	23.5%
Ba/BB	4.8%
Short-Term Investments and Other Assets and Liabilities	22.0%
100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Ten Year Average Annual 5/1/95 - 4/30/05
Class S	0.35%	3.06%	5.17%	5.57%
Lehman Brothers 1-3 Year Government Bond Index	0.06%	1.34%	4.86%	5.38%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers 1-3 Year Government Bond Index

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 1/1/98 - 4/30/05
Class A	0.09%	2.62%	4.70%	4.51%
Class A (Sales load deducted)*	–3.42%	–0.97%	3.95%	4.00%
Class Y	0.29%	3.01%	5.09%	4.92%
Lehman Brothers 1-3 Year Government Bond Index	0.06%	1.34%	4.86%	4.87%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 3.50% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 5/3/99 - 4/30/05
Class L	0.31%	2.95%	4.97%	4.63%
Lehman Brothers 1-3 Year Government Bond Index	0.06%	1.34%	4.86%	4.65%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers 1-3 Year Government Bond Index

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/02 - 4/30/05
Class N	–0.07%	2.28%	2.12%
Class N (CDSC fees deducted)*	–1.03%	1.29%	2.12%
Lehman Brothers 1-3 Year Government Bond Index	0.06%	1.34%	1.47%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Inflation-Protected Bond Fund?	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund normally invests:
• at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations;
• up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates; and
• up to 20% of its assets in holdings that are not inflation-indexed.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 2.97%, underperforming the 3.10% return during the same period for the Lehman U.S. Treasury Inflation Note Index, an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds.

How do inflation-indexed bonds protect against inflation?	Like many other fixed income securities, inflation-indexed bonds pay income twice a year, based on a fixed coupon rate. However, both the principal and the interest payment are adjusted for the level of inflation. The inflation rate – as measured by the Consumer Price Index – results in an adjustment to the principal amount of an inflation-protected security. The coupon rate is then applied to the adjusted principal amount to determine the interest payment. For example, assuming an inflation rate of 3% and a security with a par value of $1,000 and a coupon rate of 1.75%, the adjusted principal amount after one year would be $1,030 ($1,000 increased by 3%). The interest payment would be calculated by multiplying $1,030 by 1.75% instead of using the original $1,000 par value to calculate the amount of interest.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets.
In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. Intermediate-term bonds were hardest hit.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds. In a period of strong equity market performance, low levels of corporate defaults and investors' need to reach for yield, risk premiums continued to decline.
In the first four months of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates. Not surprisingly, TIPS continued to perform well in this environment.
Fed watchers were focused on the language of the Open Market Committee's release. Would the Fed remove language that the pace of rate increases would be "measured"? They have not done so – when it raised the federal funds rate by 0.25% to 2.75% on March 22, they noted that, "...the Committee believes that policy accommodation can be removed at a pace that is likely to be measured." This move was the second rate increase in the period, following another 0.25% rate increase in February. Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit, dragged down the market further.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

MassMutual Premier Inflation-Protected Bond Fund

Quality Structure

(% of Net Assets) on 4/30/05

U.S. Governments, Aaa/AAA	100.0%
Short-Term Investments and Other Assets and Liabilities	0.0%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class S, Class A, Class A (sales load deducted), Class Y and the Lehman U.S. Treasury Inflation Note Index

MassMutual Premier Inflation-Protected Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/03 - 4/30/05
Class S	2.97%	9.75%	7.38%
Class A	2.73%	9.22%	6.59%
Class A (Sales load deducted)*	–2.15%	4.03%	2.78%
Class Y	2.90%	9.69%	7.26%
Lehman U.S. Treasury Inflation Note Index	3.10%	10.13%	7.72%

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class L, Class N, Class N (CDSC fees deducted) and the Lehman U.S. Treasury Inflation Note Index

MassMutual Premier Inflation-Protected Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/03 - 4/30/05
Class L	2.80%	9.47%	7.10%
Class N	2.47%	8.83%	6.46%
Class N (CDSC fees deducted)*	1.47%	7.83%	5.73%
Lehman U.S. Treasury Inflation Note Index	3.10%	10.13%	7.72%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge and Class N (CDSC fees deducted)returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman U.S. Treasury Inflation Note Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Bond Fund?	This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 0.82%, trailing the 0.98% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets.
In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. Intermediate-term bonds were hardest hit.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds. In a period of strong equity market performance, low levels of corporate defaults and investors' need to reach for yield, risk premiums continued to decline.
As 2004 wound down, the Fund benefited from its overweight position in corporate bonds, especially to lower credit quality issuers. Conversely, the Fund had reduced its exposure to lower-quality, long-maturity corporate bonds over the latter part of the year in favor of shorter-maturity issuers; this had a negative impact on performance.
In the first four months of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates. Not surprisingly, TIPS continued to perform well in this environment.
Fed watchers were focused on the language of the Open Market Committee's release. Would the Fed remove language that the pace of rate increases would be "measured"? They have not done so – when it raised the federal funds rate by 0.25% to 2.75% on March 22, they noted that, "...the Committee believes that policy accommodation can be removed at a pace that is likely to be measured." This move was the second rate increase in the period, following another 0.25% rate increase in February. Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit, dragged down the market further.
During the year-to-date period, the Fund benefited from having positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond or bond portfolios to changes in interest rate levels – versus the benchmark, as interest rates moved higher. Performance was adversely impacted by a down-in-quality bias within corporate bonds.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

MassMutual Premier Core Bond Fund

Quality Structure

(% of Net Assets) on 4/30/05

U.S. Governments, Aaa/AAA	48.5%
Aa/AA	3.8%
A/A	11.9%
Baa/BBB	27.3%
Ba/BB	5.6%
B/B	0.1%
Short-Term Investments and Other Assets and Liabilities	2.8%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Ten Year Average Annual 5/1/95 - 4/30/05
Class S	0.82%	4.96%	7.14%	6.82%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	7.14%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 1/1/98 - 4/30/05
Class A	0.73%	4.60%	6.70%	5.49%
Class A (Sales load deducted)*	–4.05%	–0.37%	5.66%	4.79%
Class Y	0.81%	4.95%	7.08%	5.89%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	6.40%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 5/3/99 - 4/30/05
Class L	0.70%	4.84%	6.94%	5.81%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	6.42%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/02 - 4/30/05
Class N	0.49%	4.24%	3.58%
Class N (CDSC fees deducted)*	–0.51%	3.25%	3.58%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	3.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Diversified Bond Fund?	This Fund seeks a superior total rate of return by investing in fixed income instruments.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 0.82%, underperforming the 0.98% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets.
In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. Intermediate-term bonds were hardest hit.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds. In a period of strong equity market performance, low levels of corporate defaults and investors' need to reach for yield, risk premiums continued to decline.
As 2004 came to a close, the Fund benefited from its asset allocation to high yield and its overweight position, within the investment-grade universe, of corporate credits, in particular bonds rated BBB. Performance was weakened somewhat, however, by owning fewer longer-maturity corporate bonds; the Fund's overweight position in credit was concentrated in the short and intermediate maturities.
In the first four months of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The Consumer Price Index rose 0.4% in February, which contributed to higher rates. Not surprisingly, TIPS continued to perform well in this environment.
Fed watchers were focused on the language of the Open Market Committee's release. Would the Fed remove language that the pace of rate increases would be "measured"? They have not done so – when it raised the federal funds rate by 0.25% to 2.75% on March 22, they noted that, "...the Committee believes that policy accommodation can be removed at a pace that is likely to be measured." This move was the second rate increase in the period, following another 0.25% rate increase in February. Negative earnings news from General Motors, and the prospect that GM could migrate from an investment-grade to a high-yield credit, dragged down the market further.
During the year-to-date timeframe, the Fund benefited from having positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond or bond portfolio to changes in interest rate levels – versus the benchmark, as interest rates moved higher. Performance was adversely impacted by a down-in-quality bias within corporate bonds, and particularly by owning high yield bonds that were not part of the benchmark. Higher-quality credits outperformed during the period.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

MassMutual Premier Diversified Bond Fund

Quality Structure

(% of Net Assets) on 4/30/05

U.S. Governments, Aaa/AAA	47.7%
Aa/AA	2.2%
A/A	9.0%
Baa/BBB	26.5%
Ba/BB	5.0%
B/B	4.7%
Below B/B	1.1%
Swaps	0.0%
Short-Term Investments and Other Assets and Liabilities	3.8%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Diversified Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 5/3/99 - 4/30/05
Class S	0.82%	5.18%	7.18%	6.00%
Class A	0.74%	4.81%	6.73%	5.56%
Class A (Sales load deducted)*	–4.05%	–0.17%	5.70%	4.71%
Class Y	0.87%	5.14%	7.09%	5.93%
Class L	0.85%	5.14%	6.99%	5.82%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	6.42%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Diversified Bond Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/02 - 4/30/05
Class N	0.56%	4.57%	5.12%
Class N (CDSC fees deducted)*	–0.41%	3.57%	5.12%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	3.96%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Strategic Income Fund?	This Fund seeks high current income by investing mainly in fixed income debt securities.

How did the Fund perform during the four months ended April 30, 2005?	The Fund's Class S shares returned -0.80%, trailing the 1.06% return of the Lehman Brothers Aggregate Bond Index, an unmanaged index of fixed income securities primarily from the Treasury, mortgage-backed, and corporate asset classes.

What was the investment background during the period?	In the face of higher commodity prices and the Federal Reserve (Fed) actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. During the first quarter, the yield on two- and three-year Treasuries rose by approximately 0.70% and the Treasury bill yield rose by approximately 0.55%. Bond prices move in the opposite direction to interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.
Yields in the high yield market relative to Treasury securities of comparable maturities also widened in March as a result of renewed inflation threats, increased volatility after the GM earnings announcement and a general repricing of risk by market participants.

What factors contributed to the Fund's performance – and how have you positioned the Fund as a result?	The U.S. dollar staged some rallies, although it continued to face some downward pressures, which hindered fund performance somewhat. We ended the first quarter still holding an overweight position in dollar-denominated bonds, but much more cautious. We also maintained an overweight position in the international sector, an underweight position in the U.S. government sector and a roughly neutral weighting in high yield. Fund performance since inception was positively impacted by our lower exposure to some of the more speculative issuers in the high yield market. Furthermore, relatively favorable market conditions gave us the opportunity to invest in some new issues with more favorable terms.
In March, we finally saw a bout of risk aversion that caused all markets to back up: yields, spreads and currencies. We believe the markets are going through some repricing similar to what we saw when the Fed first signaled an end to rock-bottom rates last year. The Fed raised its target federal funds rate twice in the year-to-date period, ending up at 2.75%. We have positioned the Fund fairly aggressively with respect to rising interest rates. Our duration – or measure of the portfolio's sensitivity to interest rate movements, with a longer duration more sensitive to rate movements than a shorter duration – has been between one-half to three-quarters of a year shorter than our benchmark. At this point, we are looking at whether enough of the anticipated rate rise has been priced into the market, and we may want to extend maturities soon.
The mortgage market ended its long run of outperformance versus Treasuries in February. Despite the recent widening in spreads over the past few months, mortgage valuations still look slightly expensive when viewed in the context of the recent move up in interest rates. As a result, we are maintaining a slight negative position to the mortgage market overall.

What is your outlook?	In the current environment, pockets of value may be hard to find. There are some very interesting opportunities out there; we just have to dig deeper to find them. We have carefully constructed our portfolio to try to capture the long-term values when we see them, and to minimize the impact of the inevitable setbacks when they occur.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

MassMutual Premier Strategic Income Fund

Asset Allocation

(% of Net Assets) on 4/30/05

Bonds & Notes	84.0%
Equities	3.6%
Mutual Funds	0.2%
Forward Currency Contracts	0.2%
Futures	0.1%
Purchased Options	0.0%
Swaps	0.0%
Written Options	(0.0%)
Short-Term Investments and Other Assets and Liabilities	11.9%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class S, Class A, Class A (sales load deducted), Class Y, Citigroup World Government Bond Index and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Strategic Income Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class S	–0.80%
Class A	–1.00%
Class A (Sales load deducted)*	–5.70%
Class Y	–0.90%
Lehman Brothers Aggregate Bond Index	1.06%
Citigroup World Government Bond Index	2.00%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class L, Class N, Class N (CDSC fees deducted), Citigroup World Government Bond Index and the Lehman Brothers Aggregate Bond Index

MassMutual Premier Strategic Income Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class L	–0.90%
Class N	–1.00%
Class N (CDSC fees deducted)*	–1.99%
Lehman Brothers Aggregate Bond Index	1.06%
Citigroup World Government Bond Index	2.00%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier High Yield Fund?	This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 0.55%, outperforming the 0.08% return of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment-grade debt from the corporate and non-corporate sectors.

What was the investment background during the period?	Bond market returns were muted and unexciting during the fourth quarter of 2004. The excitement was elsewhere – an active Federal Reserve (Fed), the U.S. presidential election, a dramatic weakening of the U.S. dollar and a strong rally in the equity markets.
In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. Intermediate-term bonds were hardest hit.

What factors contributed to the Fund's performance?	In late 2004, the Fed was active, raising rates in both November and December – each time by 0.25%. During the same time frame, oil retreated from the highs it had reached earlier in the fall. Treasury Inflation-Protected Securities (TIPS) continued to perform strongly, signaling investors' inflation concerns and desire to purchase real return assets. Corporate bonds, agencies, mortgages and other securitized assets all performed well during the final two months of 2004, although lower-credit quality outperformed higher-quality bonds. In a period of strong equity market performance, low levels of corporate defaults and investors' need to reach for yield, risk premiums continued to decline.
In November and December, the Fund's returns were enhanced by strong performance in the paper and media cable sectors, but were negatively impacted by being underweight, versus the benchmark, in the airline and utility sectors.
Turning to the first four months of 2005, rising prices, most notably oil, weighed on both the equity and fixed income markets. The prospect of rising interest rates and the potential downgrade of General Motors to high yield worried high yield investors. High yield mutual funds registered a $3.4 billion outflow in the month of March alone, which is the second-largest monthly outflow ever. The negative technical pressures contributed to poor returns that were felt broadly across the high yield market. Despite a decidedly negative quarter from a technical and valuation standpoint, the credit fundamentals for the market remain stable.
The portfolio was positioned for a rising rate environment with an overweight position in shorter-duration and yield-to-call securities. An overweight position in B securities, the best-performing sector, and positive sector selection were contributors to performance in the year-to-date period.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

MassMutual Premier High Yield Fund

Quality Structure

(% of Net Assets) on 4/30/05

Baa/BBB	1.9%
Ba/BB	19.0%
B/B	55.6%
Below B/B	14.4%
Short-Term Investments and Other Assets and Liabilities	9.1%
100.0%

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class Y and the Lehman Brothers U.S. Corporate High Yield Index

MassMutual Premier High Yield Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 9/5/00 - 4/30/05
Class Y	0.51%	6.27%	8.80%
Lehman Brothers U.S. Corporate High Yield Index	0.08%	6.52%	6.80%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the Lehman Brothers U.S. Corporate High Yield Index

MassMutual Premier High Yield Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class S	0.55%
Class A	0.35%
Class A (Sales load deducted)*	–5.42%
Class L	0.38%
Class N	0.14%
Class N (CDSC fees deducted)*	–0.85%
Lehman Brothers U.S. Corporate High Yield Index	0.08%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Balanced Fund?	This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 2.65%, nearly in line with the 2.66% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios.

What was the investment background during the period?	After relatively flat performance for the first three quarters of 2004, equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits. Bond market returns were muted and unexciting during the fourth quarter of 2004.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates. In the face of higher commodity prices and the Fed actively raising short-term interest rates, fixed income markets continued to suffer during the first four months of 2005. Intermediate-term bonds were hardest hit.

How did the Fund's stock component perform?	During the closing months of 2004, the Fund's equity portfolio benefited from the consumer, materials and processing, technology, and autos and transportation sectors. On the other hand, performance trailed that of the Fund's benchmark, the Lipper Balanced Fund Index, in the financial services, integrated oils and producer durables spaces.
In the year-to-date period, the best contributions to performance were realized in the health care, energy and consumer discretionary sectors, whereas the Fund's information technology and consumer staples positions detracted from results.

How did the bond portfolio perform?	As the end of 2004 neared, the Fund's bond component continued to benefit from its overweight position in the corporate bond sector, particularly its exposure to lower credit quality issuers. However, the Fund reduced its exposure to lower-quality, long-maturity corporates over the latter part of the year in favor of shorter-maturity issues. This move detracted slightly from performance.
In the first four months of 2005, the Fund's bond component benefited from its positive convexity – the measurement of sensitivity of the market price of an interest-bearing bond or bond portfolios to changes in interest rate levels – versus the benchmark, which added value when interest rates moved higher. On the downside, a down-in-quality bias within corporate bonds detracted from results.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

What is your outlook?	The yield curve has flattened by 1.60% since the Fed began tightening in June 2004. Generally, a flatter yield curve is a signal of slowing economic growth and poor performance for financial assets. Additionally, the amount of debt in the economy limits the amount that interest rates can continue to rise, but also limits the amount the economy can grow. We will watch and listen to the Fed closely to tailor our strategy over the long term. For the near term, however, we believe there could be enough pessimism in the market to sustain a short or intermediate rally.

MassMutual Premier Balanced Fund

Asset Allocation

(% of Net Assets) on 4/30/05

Equities	57.6%
Bonds & Notes	27.6%
Futures	(0.2%)
Short-Term Investments and Other Assets and Liabilities	15.0%
100.0%

MassMutual Premier Balanced Fund

Largest Stock Holdings (4/30/05)

General Electric Co.

Exxon Mobil Corp.

Citigroup, Inc.

Johnson & Johnson

Microsoft Corp.

Intel Corp.

Bank of America Corp.

Procter & Gamble Co. (The)

Pfizer, Inc.

Wal-Mart Stores, Inc.

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Ten Year Average Annual 5/1/95 - 4/30/05
Class S	2.65%	5.98%	0.97%	5.84%
Lipper Balanced Fund Index	2.66%	6.05%	2.22%	8.31%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	7.14%
S&P 500 Index	3.28%	6.33%	–2.94%	10.26%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 1/1/98 - 4/30/05
Class A	2.37%	5.38%	0.40%	1.53%
Class A (Sales load deducted)*	–3.51%	–0.68%	–0.78%	0.72%
Class Y	2.65%	5.89%	0.81%	1.94%
Lipper Balanced Fund Index	2.66%	6.05%	2.22%	4.88%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	6.40%
S&P 500 Index	3.28%	6.33%	–2.94%	3.97%

Hypothetical Investments in MassMutual Premier Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 5/3/99 - 4/30/05
Class L	2.47%	5.69%	0.64%	–0.37%
Lipper Balanced Fund Index	2.66%	6.05%	2.22%	2.67%
Lehman Brothers Aggregate Bond Index	0.98%	5.25%	7.49%	6.42%
S&P 500 Index	3.28%	6.33%	–2.94%	–0.87%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/02 - 4/30/05
Class N	2.23%	5.15%	9.27%
Class N (CDSC fees deducted)*	1.23%	4.15%	9.27%
Lipper Balanced Fund Index	2.66%	6.05%	10.97%
Lehman Brothers Aggregate Bond Index	0.98%	5.26%	3.99%
S&P 500 Index	3.28%	6.33%	14.43%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Value Fund?	This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 4.96%, trailing the 6.72% return of the Russell 1000® Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance?	The Fund capitalized in the fourth quarter on strong investor sentiment for value stocks, generating a positive return in all economic sector categories with the exception of health care, where one of the Fund's largest holdings – a pharmaceutical company – faced downward pressure. Performance was highly favorable for the Fund in the technology, utilities, financial services, and autos and transportation sectors. Absolute returns were also favorable in the consumer discretionary and consumer staples sectors, and the Fund's relative overweight positions compared to the Russell 1000 Index added value. While absolute returns for consumer names were good, stock selection detracted overall. Also hampering returns was stock selection in the producer durables and materials and processing sectors.
Looking to the first quarter, the primary areas of struggle for the Fund came from the financial services sector – where rising interest rates and a flattening yield curve had a negative impact – and the autos and transportation sector, where the rising cost of energy weighed heavily on Fund positions. Also providing headwind were underweight positions in the integrated oils and other energy sectors, where the strong value characteristics sought by the Fund's disciplined investment process have been difficult to identify. Adding value to Fund results for the period was favorable stock selection in the producer durables, technology and consumer discretionary sectors. Oil and gas-related holdings in the integrated oils sector also contributed. Positions in the health care and materials and processing areas also aided performance. Stock selection in the utilities sector, particularly in March, was an additional plus.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Value Fund

Industry Table

(% of Net Assets) on 4/30/05

Banking, Savings & Loans	10.6%
Energy	9.5%
Financial Services	8.8%
Insurance	7.1%
Pharmaceuticals	6.5%
Broadcasting, Publishing & Printing	4.9%
Electric Utilities	4.4%
Aerospace & Defense	3.9%
Chemicals	3.4%
Computers & Information	3.4%
Beverages	3.0%
Industrial - Diversified	3.0%
Cosmetics & Personal Care	2.8%
Forest Products & Paper	2.7%
Commercial Services	2.5%
Telephone Utilities	2.4%
Apparel, Textiles & Shoes	2.4%
Restaurants	2.3%
Tobacco	2.3%
Photography Equipment/ Supplies	2.0%
Foods	2.0%
Transportation	2.0%
Communications	1.8%
Entertainment & Leisure	1.4%
Prepackaged Software	1.2%
Electrical Equipment & Electronics	1.0%
Data Processing & Preparation	0.6%
Short-Term Investments and Other Assets and Liabilities	2.1%
100.0%

MassMutual Premier Value Fund

Largest Stock Holdings (4/30/05)

Citigroup, Inc.
Exxon Mobil Corp.
Diageo PLC Sponsored ADR
  (United Kingdom)
Tyco International Limited
Pfizer, Inc.
AFLAC, Inc.
Weyerhaeuser Co.
Morgan Stanley
American International Group, Inc.
Gannett Co., Inc.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class L, Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index

MassMutual Premier Value Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 7/25/95 - 4/30/05
Class L	4.86%	12.46%	7.21%	9.55%
Russell 1000 Value Index	6.72%	13.92%	5.06%	11.56%
S&P 500 Index	3.28%	6.33%	–2.94%	9.57%
S&P 500/ Barra Large Cap Value Index	3.51%	9.72%	1.65%	9.68%

Hypothetical Investments in MassMutual Premier Value Fund Class S, Class A, Class A (sales load deducted), Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index

MassMutual Premier Value Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class S	4.96%
Class A	4.68%
Class A (Sales load deducted)*	–1.34%
Russell 1000 Value Index	6.72%
S&P 500 Index	3.28%
S&P 500/Barra Large Cap Value Index	3.51%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class Y, Class N, Class N (CDSC fees deducted), Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index

MassMutual Premier Value Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class Y	4.94%
Class N	4.54%
Class N (CDSC fees deducted)*	3.54%
Russell 1000 Value Index	6.72%
S&P 500 Index	3.28%
S&P 500/Barra Large Cap Value Index	3.51%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index, S&P 500 Index and the S&P 500/Barra Large Cap Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 7.23%, outperforming the 6.72% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?	After relatively flat performance for the first three quarters of 2004, equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance?	During the fourth quarter of 2004, the Fund's investment results were highly favorable in the consumer staples, materials and processing, technology, and autos and transportation sectors. On the other hand, the Fund's performance trailed the benchmark in financial services, other energy and producer durables.
Turning to the first four months of 2005, large cap stocks significantly outperformed small caps, but both finished the period in negative territory. Within both the large- and small cap spaces, value stocks significantly outperformed growth stocks. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. Despite this, negative returns were more commonplace during the period and broad across the economic spectrum.
The best contributions to overall results were realized in the financial services, integrated oils and other energy categories. Conversely, small overweight positions in the technology and financial services sectors detracted from results for the period.

What is your outlook?	While our current economic recovery does present challenges, including high crude oil prices and jobs disappearing overseas, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index
Value Fund

Industry Table

(% of Net Assets) on 4/30/05

Banking, Savings & Loans	16.0%
Energy	15.5%
Financial Services	10.9%
Electric Utilities	6.6%
Insurance	6.5%
Electrical Equipment & Electronics	6.0%
Telephone Utilities	3.3%
Chemicals	2.8%
Aerospace & Defense	2.8%
Tobacco	2.6%
Pharmaceuticals	2.6%
Broadcasting, Publishing & Printing	2.5%
Communications	1.8%
Foods	1.7%
Computers & Information	1.5%
Retail	1.5%
Transportation	1.3%
Entertainment & Leisure	1.1%
Computers & Office Equipment	0.9%
Commercial Services	0.9%
Healthcare	0.8%
Restaurants	0.8%
Prepackaged Software	0.8%
Metals & Mining	0.8%
Home Construction, Furnishings & Appliances	0.7%
Automotive & Parts	0.6%
Real Estate	0.6%
Beverages	0.6%
Apparel, Textiles & Shoes	0.6%
Forest Products & Paper	0.5%
Cosmetics & Personal Care	0.5%
Lodging	0.5%
Building Materials & Construction	0.4%
Computer Integrated Systems Design	0.4%
Household Products	0.4%
Data Processing & Preparation	0.3%
Industrial - Diversified	0.2%
Machinery & Components	0.2%
Containers	0.2%
Medical Supplies	0.2%
Retail - Grocery	0.2%
Photography Equipment/Supplies	0.2%
Computer Related Services	0.2%
Computer Programming Services	0.1%
Industrial - Distribution	0.1%
Manufacturing	0.1%
Travel	0.0%
Advertising	0.0%
Oil & Gas	0.0%
Toys, Games	0.0%
Short-Term Investments and Other Assets and Liabilities	0.2%
100.0%

MassMutual Premier Enhanced Index

Value Fund

Largest Stock Holdings (4/30/05)

Exxon Mobil Corp.
General Electric Co.
Citigroup, Inc.
Bank of America Corp.
Altria Group, Inc.
ChevronTexaco Corp.
Wells Fargo & Co.
JPMorgan Chase & Co.
Wachovia Corp.
SBC Communications, Inc.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class Y and the Russell 1000 Value Index

MassMutual Premier Enhanced Index Value Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/19/00 - 4/30/05
Class Y	7.12%	14.62%	5.71%
Russell 1000 Value Index	6.72%	13.92%	4.66%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class S, Class A, Class A (sales load deducted), Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index

MassMutual Premier Enhanced Index Value Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class S	7.23%
Class A	6.96%
Class A (Sales load deducted)*	0.81%
Class L	6.94%
Class N	6.81%
Class N (CDSC fees deducted)*	5.81%
Russell 1000 Value Index	6.72%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund II?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 7.27%, outperforming the 6.72% return of the Russell 1000 Value Index, an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1,000 U.S. companies based on capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance?	During the fourth quarter of 2004, the Fund's investment results were highly favorable in the consumer staples, materials and processing, technology, and autos and transportation sectors. On the other hand, the Fund's performance trailed the benchmark in financial services, other energy and producer durables.
Turning to the first four months of 2005, large cap stocks significantly outperformed small caps, but both finished the period in negative territory. Within both the large- and small cap spaces, value stocks significantly outperformed growth stocks. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. Despite this, negative returns were more commonplace during the period and broad across the economic spectrum.
The best contributions to overall results were realized in the financial services, integrated oils and other energy categories. Conversely, small overweight positions in the technology and financial services sectors detracted from results for the period.

What is your outlook?	While our current economic recovery does present challenges, including high crude oil prices and jobs disappearing overseas, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Value Fund II

Industry Table

(% of Net Assets) on 4/30/05

Banking, Savings & Loans	15.9%
Energy	15.6%
Financial Services	10.9%
Insurance	6.6%
Electric Utilities	6.5%
Electrical Equipment & Electronics	6.0%
Telephone Utilities	3.3%
Aerospace & Defense	2.8%
Chemicals	2.8%
Tobacco	2.6%
Pharmaceuticals	2.5%
Broadcasting, Publishing & Printing	2.5%
Communications	1.8%
Foods	1.7%
Computers & Information	1.5%
Retail	1.4%
Transportation	1.3%
Entertainment & Leisure	1.1%
Computers & Office Equipment	1.0%
Prepackaged Software	0.8%
Commercial Services	0.8%
Restaurants	0.8%
Metals & Mining	0.8%
Healthcare	0.8%
Home Construction, Furnishings & Appliances	0.7%
Automotive & Parts	0.6%
Apparel, Textiles & Shoes	0.6%
Real Estate	0.6%
Beverages	0.6%
Forest Products & Paper	0.6%
Lodging	0.5%
Cosmetics & Personal Care	0.5%
Building Materials & Construction	0.4%
Computer Integrated Systems Design	0.4%
Household Products	0.4%
Data Processing & Preparation	0.3%
Machinery & Components	0.2%
Industrial - Diversified	0.2%
Medical Supplies	0.2%
Photography Equipment/Supplies	0.2%
Containers	0.2%
Retail - Grocery	0.2%
Computer Related Services	0.1%
Computer Programming Services	0.1%
Manufacturing	0.1%
Industrial - Distribution	0.1%
Travel	0.1%
Advertising	0.0%
Oil & Gas	0.0%
Water Companies	0.0%
Toys, Games	0.0%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MassMutual Premier Enhanced Index

Value Fund II

Largest Stock Holdings (4/30/05)

Exxon Mobil Corp.
General Electric Co.
Citigroup, Inc.
Bank of America Corp.
Altria Group, Inc.
ChevronTexaco Corp.
Wells Fargo & Co.
JPMorgan Chase & Co.
Wachovia Corp.
SBC Communications, Inc.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class S, Class A, Class A (sales load deducted), Class Y and the Russell 1000 Value Index

MassMutual Premier Enhanced Index Value Fund II

Total Return	Year-to-Date 11/1/04 - 4/30/05	Since Inception 10/15/04 - 4/30/05
Class S	7.27%	8.78%
Class A	6.97%	8.47%
Class A (Sales load deducted)*	0.82%	2.23%
Class Y	7.15%	8.65%
Russell 1000 Value Index	6.72%	6.72%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index

MassMutual Premier Enhanced Index Value Fund II

Total Return	Year-to-Date 11/1/04 - 4/30/05	Since Inception 10/15/04 - 4/30/05
Class L	7.12%	8.62%
Class N	6.90%	8.29%
Class N (CDSC fees deducted)*	5.90%	7.29%
Russell 1000 Value Index	6.72%	6.72%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Core Equity Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 3.84%, outperforming the 3.28% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance?	During the fourth quarter, Fund results were highly favorable in the consumer, materials and processing, technology, and autos and transportation sectors. Conversely, performance trailed the benchmark in financial services, integrated oils and producer durables.
Turning to the first four months of 2005, large cap stocks significantly outperformed small caps, but both finished the period in negative territory. Within both the large- and small cap spaces, value stocks significantly outperformed growth stocks.
The best contributions to overall results were realized in the health care, energy and consumer discretionary sectors. On the downside, the Fund's information technology and consumer staples positions detracted from performance.

What is your outlook?	While our current economic recovery does present challenges, including high crude oil prices and jobs disappearing overseas, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Core Equity Fund

Industry Table

(% of Net Assets) on 4/30/05

Energy	9.5%
Pharmaceuticals	9.1%
Banking, Savings & Loans	8.8%
Financial Services	7.4%
Electrical Equipment & Electronics	6.5%
Insurance	6.3%
Computers & Information	4.6%
Retail	4.5%
Prepackaged Software	4.4%
Electric Utilities	3.3%
Aerospace & Defense	2.8%
Cosmetics & Personal Care	2.5%
Broadcasting, Publishing & Printing	2.1%
Telephone Utilities	1.9%
Industrial - Diversified	1.9%
Chemicals	1.7%
Transportation	1.7%
Communications	1.5%
Commercial Services	1.4%
Beverages	1.4%
Foods	1.4%
Healthcare	1.4%
Tobacco	1.2%
Medical Supplies	1.1%
Entertainment & Leisure	1.1%
Apparel, Textiles & Shoes	1.0%
Restaurants	0.9%
Computers & Office Equipment	0.8%
Metals & Mining	0.8%
Lodging	0.7%
Household Products	0.7%
Data Processing & Preparation	0.7%
Home Construction, Furnishings & Appliances	0.5%
Machinery & Components	0.5%
Information Retrieval Services	0.5%
Real Estate	0.4%
Computer Integrated Systems Design	0.4%
Communications Equipment	0.4%
Forest Products & Paper	0.4%
Automotive & Parts	0.4%
Manufacturing	0.2%
Containers	0.2%
Photography Equipment/Supplies	0.2%
Building Materials & Construction	0.2%
Advertising	0.1%
Retail - Grocery	0.1%
Toys, Games	0.1%
Travel	0.1%
Computer Programming Services	0.1%
Industrial - Distribution	0.1%
Short-Term Investments and Other Assets and Liabilities	(0.0%)
100.0%

MassMutual Premier Enhanced Index

Core Equity Fund

Largest Stock Holdings (4/30/05)

General Electric Co.
Exxon Mobil Corp.
Citigroup, Inc.
Johnson & Johnson
Microsoft Corp.
Intel Corp.
Bank of America Corp.
Procter & Gamble Co. (The)
Pfizer, Inc.
Wal-Mart Stores, Inc.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class Y and the S&P 500 Index

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 8/26/96 - 4/30/05
Class Y	3.73%	7.09%	–6.77%	7.42%
S&P 500 Index	3.28%	6.33%	–2.94%	8.22%

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MassMutual Inflation-Protected Bond Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class S	3.84%
Class A	3.56%
Class A (Sales load deducted)*	–2.39%
Class L	3.71%
Class N	3.41%
Class N (CDSC fees deducted)*	2.41%
S&P 500 Index	3.28%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Main Street Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Main Street Fund?	This Fund seeks a high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large capitalization issuers.

How did the Fund perform during the four months ended April 30, 2005?	The Fund's Class S shares returned -4.10%, nearly in line with the -4.00% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting increased sales growth was still high. All of these factors led many to believe that the market's upward progression would continue into the new year.
2005 began on a weak note, however, as equity markets paused to digest the rally that occurred following the November presidential election. In a complete reversal of the performance upsurge that occurred at the end of 2004, the first four months of 2005 saw the broader U.S. stock averages struggle unsuccessfully against the headwinds of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits.

What factors contributed to the Fund's performance – and how did you respond?	The Fund modestly reduced its exposure to high quality stocks and mega-cap stocks in December in anticipation of the seasonal effects typically associated with the month of January. Had January followed its typical pattern, this modest shift would have enhanced performance. However, given that larger-cap, high quality companies did better in January, the December shift hampered the Fund's January performance. The Fund rebounded and was ahead of the S&P 500 for the three months ended March 31, 2005, but lost some ground by the end of April.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.
Of the different inputs that enter our investment models, there are none that dramatically favor small cap stocks. Short-term momentum, which had favored small caps, has faded quickly. The odds now point to a period of outperformance by large- and mega caps. Until recently, we favored mega- over large caps. Going forward, we plan to change course somewhat and slightly favor large caps. Our exposure to mid- and small cap stocks will remain relatively unchanged, as our models seem to indicate that this segment of the market will not outperform the larger-cap segments.
As always, we will try to remain committed to our quantitative discipline of investing and will rely on our stock selection models and portfolio construction methods in our efforts to produce excess returns without taking undue risk.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

MassMutual Premier Main Street Fund

Industry Table

(% of Net Assets) on 4/30/05

Energy	10.8%
Banking, Savings & Loans	10.5%
Pharmaceuticals	9.2%
Electrical Equipment & Electronics	7.2%
Financial Services	6.5%
Insurance	5.1%
Retail	4.9%
Computers & Information	4.6%
Prepackaged Software	3.8%
Electric Utilities	2.7%
Aerospace & Defense	2.5%
Beverages	2.5%
Chemicals	2.4%
Cosmetics & Personal Care	2.3%
Telephone Utilities	2.0%
Broadcasting, Publishing & Printing	1.7%
Healthcare	1.7%
Communications	1.6%
Tobacco	1.6%
Medical Supplies	1.5%
Transportation	1.3%
Industrial - Diversified	1.3%
Apparel, Textiles & Shoes	1.1%
Foods	1.0%
Restaurants	0.8%
Commercial Services	0.7%
Metals & Mining	0.7%
Machinery & Components	0.7%
Automotive & Parts	0.7%
Computers & Office Equipment	0.6%
Lodging	0.5%
Home Construction, Furnishings & Appliances	0.5%
Entertainment & Leisure	0.5%
Building Materials & Construction	0.4%
Manufacturing	0.4%
Communications Equipment	0.4%
Data Processing & Preparation	0.3%
Computer Integrated Systems Design	0.2%
Oil & Gas	0.2%
Household Products	0.2%
Information Retrieval Services	0.2%
Forest Products & Paper	0.2%
Containers	0.1%
Food Retailers	0.1%
Computer Related Services	0.1%
Advertising	0.1%
Heavy Machinery	0.1%
Photography Equipment/Supplies	0.1%
Toys, Games	0.1%
Industrial - Distribution	0.0%
Retail - Grocery	0.0%
Air Transportation	0.0%
Travel	0.0%
Internet Content	0.0%
Real Estate	0.0%
Short-Term Investments and Other Assets and Liabilities	1.3%
100.0%

MassMutual Premier Main Street Fund

Largest Stock Holdings (4/30/05)

General Electric Co.

Exxon Mobil Corp.

Microsoft Corp.

Citigroup, Inc.

Bank of America Corp.

Pfizer, Inc.

International Business Machines Corp.

Johnson & Johnson

American International Group, Inc.

JP Morgan Chase & Co.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Main Street Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index

MassMutual Premier Main Street Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class S	–4.10%
Class A	–4.20%
Class A (Sales load deducted)*	–9.71%
Class Y	–4.10%
S&P 500 Index	–4.00%

Hypothetical Investments in MassMutual Premier Main Street Fund Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MassMutual Premier Main Street Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class L	–4.20%
Class N	–4.40%
Class N (CDSC fees deducted)*	–5.36%
S&P 500 Index	–4.00%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Capital Appreciation Fund?	This Fund seeks long-term capital appreciation by investing mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that Fund management believes may appreciate in value over the long term.

How did the Fund perform during the four months ended April 30, 2005?	The Fund's Class S shares returned -4.60%, lagging the -4.00% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment background during the period?	The markets ended 2004 on a strong note following a late-year buying spree of growth investments with smaller-cap, lower quality names leading the way. Despite a considerable lag throughout much of 2004, markets began to respond favorably to strong company earnings and other positive economic news.
The market's performance in the first four months of 2005, however, was much more tentative than that of the fourth quarter. Investors' concerns over rising energy prices, weakness in the U.S. dollar, higher unemployment figures and declining consumer confidence – to name a few – led to a sell-off of stocks within most major domestic indexes. Perceived risks in the equity markets led to a short-term investment focus, with companies with stronger current earnings primarily outperforming those with the prospect of robust earnings growth. Accordingly, value stocks were more in favor than many growth companies, as has been the case for the past five years.

What factors contributed to the Fund's performance – and how did you respond?	While declines were broadly felt across most sectors and industries, technology and financial stocks proved particularly vulnerable to the recent downturn, especially among communications equipment providers in the technology sector and among consumer finance firms and diversified financial services firms in the financial sector. Largest absolute contributors to performance for the Fund included companies in the energy and materials sectors. Largest absolute detractors from performance included – in addition to information technology and financial companies – consumer discretionary companies (in particular, hotels, restaurants, and leisure names) and consumer staples companies (particularly, food and staples names).
It is important to note that our stock selection in the technology, financial and consumer discretionary sectors, while overall absolute detractors from performance, provided strong relative outperformance. Changes to the portfolio during the period included the build-up of higher quality names, particularly within the technology sector. Additionally, we have been continuing to position the portfolio towards more stable versus cyclical growth as we move from an expansionary to what we believe will be a sustainable growth environment.

What is your outlook?	Most companies have been posting extremely strong top- and bottom line growth, and while the pace has slowed from unsustainably high levels, we are optimistic regarding earnings continuing their strong, albeit slower, pace. Again, given the fact that the overall business environment continues to improve as evidenced by broad-based strength in capital spending and historically low debt-to-cash levels, we continue to be optimistic regarding the outlook for growth stocks. Most importantly, we continue to mainly invest in one company at a time, allocating the Fund's assets among a broadly based portfolio of stocks that we believe offer good prospects for growth at a reasonable price.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

MassMutual Premier Capital Appreciation Fund

Industry Table

(% of Net Assets) on 4/30/05

Pharmaceuticals	11.6%
Electrical Equipment & Electronics	9.4%
Broadcasting, Publishing & Printing	8.3%
Retail	7.5%
Energy	5.7%
Financial Services	5.6%
Prepackaged Software	5.3%
Computers & Information	4.8%
Medical Supplies	4.7%
Transportation	3.4%
Chemicals	3.1%
Aerospace & Defense	2.8%
Cosmetics & Personal Care	2.1%
Industrial - Diversified	2.1%
Entertainment & Leisure	2.0%
Beverages	2.0%
Communications	2.0%
Computer Programming Services	1.8%
Insurance	1.7%
Banking, Savings & Loans	1.3%
Information Retrieval Services	1.3%
Commercial Services	1.2%
Data Processing & Preparation	1.0%
Machinery & Components	1.0%
Computer Integrated Systems Design	0.9%
Manufacturing	0.7%
Telephone Utilities	0.6%
Restaurants	0.5%
Communications Equipment	0.5%
Computer Related Services	0.4%
Healthcare	0.2%
Apparel, Textiles & Shoes	0.2%
Short-Term Investments and Other Assets and Liabilities	4.3%
100.0%

MassMutual Premier Capital Appreciation Fund

Largest Stock Holdings (4/30/05)

General Electric Co.

Microsoft Corp.

Comcast Corp. Special Cl. A

Citigroup, Inc.

Exxon Mobil Corp.

Johnson & Johnson

Medtronic, Inc.

Viacom, Inc. Cl. B

Time Warner, Inc.

Cisco Systems, Inc.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class S, Class A, Class A (sales load deducted), Class Y and the S&P 500 Index

MassMutual Premier Capital Appreciation Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class S	–4.60%
Class A	–4.70%
Class A (Sales load deducted)*	–10.18%
Class Y	–4.70%
S&P 500 Index	–4.00%

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MassMutual Premier Capital Appreciation Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class L	–4.70%
Class N	–4.90%
Class N (CDSC fees deducted)*	–5.85%
S&P 500 Index	–4.00%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Growth Fund?	This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 0.69%, underperforming the 3.28% return of the S&P 500 Index and the 1.14% return of the Russell 1000 Growth Index. The S&P 500 is a market-capitalization-weighted, unmanaged index of 500 common stocks. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index with attributes common to the growth universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty-political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance?	With respect to sector performance, the fourth quarter saw declining oil prices suppress performance for integrated oil and other energy companies. On the upside, technology, transportation and consumer discretionary names generally outperformed. Fourth quarter performance for the Fund was weak, as the main story for the period was a difficult month of December. Volatility, driven by negative news, impacted one of the Fund's largest holdings in the technology sector; stock selection in that space was the largest detractor from results. Stock picking in the consumer discretionary sector was also less than favorable. Fueling results, on the other hand, were the financial services, integrated oils and utilities sectors.
During the first few months of 2005, stock selection was the primary reason for Fund results relative to the benchmark, and the portfolio's sector positions added value. The majority of relative underperformance for the Fund was generated in March due to stock selection in the health care and financial services sectors. Higher costs for energy and raw materials during the quarter also put pressure on profit margins for the Fund's industrial holdings.
On the upside, performance was strong for many companies in the consumer staples sector. Business services companies experienced a rebound toward the end of the period. Performance in the energy sector trailed the benchmark after several months of strong relative results, but performance was still favorable on an absolute basis. Small positions in the materials and telecommunications sectors also added value relative to the benchmark.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

What is your outlook?	While our current economic recovery does present challenges, including high crude oil prices and jobs disappearing overseas, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Core Growth Fund

Industry Table

(% of Net Assets) on 4/30/05

Pharmaceuticals	9.6%
Medical Supplies	9.3%
Financial Services	7.5%
Energy	7.2%
Retail	7.0%
Electrical Equipment & Electronics	6.3%
Prepackaged Software	5.6%
Transportation	5.1%
Commercial Services	5.1%
Beverages	5.1%
Broadcasting, Publishing & Printing	4.7%
Banking, Savings & Loans	4.0%
Insurance	4.0%
Cosmetics & Personal Care	3.8%
Tobacco	3.6%
Data Processing & Preparation	2.4%
Communications	2.2%
Industrial - Diversified	1.8%
Electric Utilities	1.3%
Chemicals	1.0%
Telephone Utilities	0.9%
Computers & Information	0.8%
Aerospace & Defense	0.5%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MassMutual Premier Core Growth Fund

Largest Stock Holdings (4/30/05)

Altria Group, Inc.
Exxon Mobil Corp.
Johnson & Johnson
Amgen, Inc.
McGraw-Hill Companies, Inc. (The)
Zimmer Holdings, Inc.
Expeditors International of
  Washington, Inc.
BP PLC, Sponsored ADR
Stryker Corp.
Walgreen Co.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class S, Russell 1000 Growth Index and the S&P 500 Index

MassMutual Premier Core Growth Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 1/20/98 - 4/30/05
Class S	0.69%	2.50%	–8.72%	0.49%
Russell 1000 Growth Index	1.14%	0.40%	–10.75%	0.93%
S&P 500 Index	3.28%	6.33%	–2.94%	4.12%

Hypothetical Investments in MassMutual Premier Core Growth Fund Class A, Class A (sales load deducted), Class Y Russell 1000 Growth Index and the S&P 500 Index

MassMutual Premier Core Growth Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class A	0.50%
Class A (Sales load deducted)*	–5.28%
Class Y	0.68%
Russell 1000 Growth Index	1.14%
S&P 500 Index	3.28%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class L, Class N, Class N (CDSC fees deducted) Russell 1000 Growth Index and the S&P 500 Index

MassMutual Premier Core Growth Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class L	0.66%
Class N	0.33%
Class N (CDSC fees deducted)*	–0.67%
Russell 1000 Growth Index	1.14%
S&P 500 Index	3.28%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Growth Fund?	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 1.58%, outperforming the 1.14% return of the Russell 1000 Growth Index, an unmanaged index that measures the performance of those companies in the Russell 1000 Index with attributes common to the growth universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance?	During the fourth quarter, the Fund's results were highly favorable in the consumer discretionary, materials and processing, health care, and autos and transportation sectors, while performance trailed the benchmark in financial services, other energy and producer durables.
Turning to the first four months of 2005, large cap stocks significantly outperformed small caps, but both finished the period in negative territory. Within both the large- and small cap spaces, value stocks significantly outperformed growth stocks. Among all stock capitalizations and styles, the energy sector was the most rewarding area for investors, as rising oil prices drove double-digit gains for most energy names. Despite this, negative returns were more commonplace during the period and broad across the economic spectrum.
Selection among materials and processing and financial services companies proved favorable. Detracting from results were relative overweight positions in the technology and financial services sectors and stock selection in utilities.

What is your outlook?	While our current economic recovery does present challenges, including high crude oil prices and jobs disappearing overseas, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Growth Fund

Industry Table

(% of Net Assets) on 4/30/05

Pharmaceuticals	16.4%
Computers & Information	8.1%
Electrical Equipment & Electronics	7.5%
Retail	7.4%
Prepackaged Software	6.4%
Cosmetics & Personal Care	4.1%
Medical Supplies	4.1%
Insurance	3.7%
Beverages	3.3%
Financial Services	3.2%
Banking, Savings & Loans	3.2%
Commercial Services	2.7%
Healthcare	2.6%
Aerospace & Defense	2.1%
Data Processing & Preparation	1.9%
Industrial - Diversified	1.9%
Apparel, Textiles & Shoes	1.8%
Communications	1.7%
Transportation	1.6%
Broadcasting, Publishing & Printing	1.6%
Energy	1.4%
Lodging	1.1%
Information Retrieval Services	1.0%
Manufacturing	1.0%
Household Products	0.9%
Metals & Mining	0.9%
Home Construction, Furnishings & Appliances	0.8%
Foods	0.8%
Communications Equipment	0.7%
Entertainment & Leisure	0.6%
Machinery & Components	0.6%
Advertising	0.6%
Restaurants	0.6%
Computer Integrated Systems Design	0.5%
Telephone Utilities	0.4%
Computer Programming Services	0.4%
Automotive & Parts	0.4%
Chemicals	0.4%
Computer Related Services	0.4%
Electric Utilities	0.2%
Computers & Office Equipment	0.2%
Containers	0.2%
Retail - Grocery	0.1%
Real Estate	0.1%
Toys, Games	0.1%
Industrial - Distribution	0.0%
Internet Content	0.0%
Building Materials & Construction	0.0%
Heavy Construction	0.0%
Air Transportation	0.0%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MassMutual Premier Enhanced

Index Growth Fund

Largest Stock Holdings (4/30/05)

Cisco Systems, Inc.
Dell, Inc.
Intel Corp.
Johnson & Johnson
Microsoft Corp.
Pfizer, Inc.
Procter & Gamble Co. (The)
The Coca-Cola Co.
The Home Depot, Inc.
Wal-Mart Stores, Inc.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class Y and the Russell 1000 Growth Index

MassMutual Premier Enhanced Index Growth Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/19/00 - 4/30/05
Class Y	1.57%	1.38%	–5.41%
Russell 1000 Growth Index	1.14%	0.40%	–7.37%

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Growth Index

MassMutual Premier Enhanced Index Growth Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class S	1.58%
Class A	1.37%
Class A (Sales load deducted)*	–4.46%
Class L	1.54%
Class N	1.19%
Class N (CDSC fees deducted)*	0.19%
Russell 1000 Growth Index	1.14%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Capitalization Value Fund?	This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned -3.73%, underperforming the 1.51% return of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is a commonly used measure of the stock performance of small and medium-size companies in the United States.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance – and how did you respond?	During the fourth quarter, the investment environment was highly favorable for small cap companies and value-oriented investment strategies, creating a strong tailwind for the Fund. During the period, strong stock selection in the consumer discretionary, financial services, and materials and processing sectors provided a tailwind for the Fund. Stock selection results were also strong in smaller sector components that underperformed the broader market, including the health care and other energy sectors. Areas that detracted were the producer durables, consumer staples, and autos and transportation sectors.
In the first quarter of 2005, the Fund's relative results showed particular weakness in March, when stock selection was weak in key areas of emphasis, including the financial services, materials and processing, and producer durables sectors. Higher energy and raw materials costs put pressure on holdings in the materials and processing and producer durables sectors, and transportation-related holdings were depressed by rising fuel costs. Additionally, higher interest rates resulted in downward pressure on financial services holdings. Areas of relative strength for the Fund were the technology, utilities and other energy sectors, where Fund holdings meaningfully outperformed the market. The Fund continues to maintain overweight positions relative to the Russell 2000 Index in the economically sensitive consumer discretionary, capital goods and basic materials areas – while underweighting health care names.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Small
Capitalization Value Fund

Industry Table

(% of Net Assets) on 4/30/05

Banking, Savings & Loans	16.3%
Insurance	6.8%
Financial Services	6.5%
Industrial - Diversified	5.6%
Medical Supplies	5.0%
Retail	4.8%
Home Construction, Furnishings & Appliances	4.3%
Apparel, Textiles & Shoes	4.1%
Commercial Services	4.0%
Electrical Equipment & Electronics	3.3%
Chemicals	3.2%
Foods	3.0%
Transportation	2.9%
Energy	2.8%
Automotive & Parts	2.3%
Pharmaceuticals	2.2%
Computer Integrated Systems Design	2.0%
Industrial - Distribution	1.7%
Communications	1.7%
Real Estate	1.6%
Computer Programming Services	1.5%
Entertainment & Leisure	1.5%
Heavy Machinery	1.2%
Metals & Mining	1.2%
Computers & Information	1.2%
Broadcasting, Publishing & Printing	1.0%
Restaurants	0.9%
Building Materials & Construction	0.7%
Containers	0.5%
Miscellaneous	0.5%
Advertising	0.4%
Short-Term Investments and Other Assets and Liabilities	5.3%
100.0%

MassMutual Premier Small

Capitalization Value Fund

Largest Stock Holdings (4/30/05)

Carlisle Companies, Inc.
Central Garden & Pet Co.
Cuno, Inc.
Energen Corp.
Harsco Corp.
Hughes Supply, Inc.
Mohawk Industries, Inc.
Movado Group, Inc.
Sanders Morris Harris Group, Inc.
SL Green Realty Corp.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class S, Russell 2000 Index and the Russell 2000 Value Index

MassMutual Premier Small Capitalization Value Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/19/00 - 4/30/05
Class S	–3.73%	1.17%	9.77%
Russell 2000 Index	–0.15%	4.71%	5.62%
Russell 2000 Value Index	1.51%	9.80%	12.12%

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class A, Class A (sales load deducted), Class Y, Russell 2000 Index and the Russell 2000 Value Index

MassMutual Premier Small Capitalization Value Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class A	–3.94%
Class A (Sales load deducted)*	–9.47%
Class Y	–3.73%
Russell 2000 Index	–0.15%
Russell 2000 Value Index	1.51%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class L, Class N, Class N (CDSC fees deducted), Russell 2000 Index and the Russell 2000 Value Index

MassMutual Premier Small Capitalization Value Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class L	–3.87%
Class N	–4.09%
Class N (CDSC fees deducted)*	–5.05%
Russell 2000 Index	–0.15%
Russell 2000 Value Index	1.52%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Company Opportunities Fund?	This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered to be realistically valued.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned -0.23%, underperforming the -0.15% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

What was the investment background during the period?	Equity markets closed 2004 on a strong note, finishing a second straight year in positive territory. Exiting the third quarter, the market appeared mired in escalating energy prices, a Federal Reserve (Fed) destined to raise interest rates, a nail-biter of a presidential election, and moderating growth in the economy and corporate profits.
The equity market began its march upward the day after the U.S. presidential election was decided and continued its advance through the end of the year. With a major element of uncertainty – political leadership – eliminated, investors refocused on increased industrial production, solid Gross Domestic Product (GDP) growth, strengthening job creation, improved consumer confidence, and persistently low interest rates and overall inflation. While corporate earnings decelerated slightly in the fourth quarter, margins continued to expand and the number of companies reporting rising sales growth was still high.
2005 began on a weak note, as equity markets paused to digest the rally that occurred following the November presidential election. February stock market action quickly erased the declines posted in January, but the environment softened again in March, as investors wrestled with economic crosscurrents posed by a firming economy despite increasingly higher energy prices and rising interest rates.

What factors contributed to the Fund's performance – and how did you respond?	With respect to performance of the different sectors, the fourth quarter saw declining oil prices suppress performance for integrated oil and other energy companies – while on the upside, technology, transportation and consumer discretionary names generally outperformed. During the period, stock selection was largely favorable across most economic sectors, with particular strength in financial services, materials and processing, and other energy. Holdings in the autos and transportation sector also performed strongly. Conversely, areas of weakness relative to the Russell 2000 Index were the health care, producer durables and consumer discretionary sectors. Additionally, while stock selection in consumer discretionary detracted from results, the Fund's lead holding for the period was a direct retail company in the consumer discretionary space.
During the first quarter, performance was difficult for small companies. Nonetheless, stock selection was highly favorable for the Fund in the technology, producer durables, and autos and transportation sectors. Performance for the Fund's consumer-related holdings also added value. Furthermore, energy holdings, while not advancing as briskly as the market, generated positive absolute returns. Areas of the portfolio that detracted from results during the first quarter were the health care, financial services, and materials and processing sectors. The portfolio remains significantly underweight compared to its benchmark index, the Russell 2000 Index, in the health care and materials and processing spaces, due to the lack of compelling fundamentals and strong overall companies in these areas. These positions added value during the quarter.

What is your outlook?	While our current economic recovery does present challenges, history has shown the U.S. economy to be remarkably resilient. Despite our current rising interest rate environment, the target federal funds rate is still low compared with most years in recent decades. Moreover, the Fed's commitment to maintaining a "measured" pace of increases could represent a silver lining among the clouds, as rates that rise too rapidly have historically provided a challenging backdrop for the stock market.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

MassMutual Premier Small Company
Opportunities Fund

Industry Table

(% of Net Assets) on 4/30/05

Machinery & Components	12.7%
Banking, Savings & Loans	10.0%
Electrical Equipment & Electronics	8.5%
Financial Services	8.0%
Commercial Services	7.6%
Energy	7.3%
Transportation	6.9%
Medical Supplies	4.0%
Broadcasting, Publishing & Printing	3.8%
Chemicals	3.1%
Insurance	2.8%
Pharmaceuticals	2.7%
Industrial - Diversified	1.9%
Apparel, Textiles & Shoes	1.9%
Home Construction, Furnishings & Appliances	1.7%
Healthcare	1.5%
Household Products	1.5%
Retail	1.4%
Restaurants	1.3%
Prepackaged Software	1.2%
Computer Integrated Systems Design	0.9%
Automotive & Parts	0.8%
Cosmetics & Personal Care	0.7%
Air Transportation	0.6%
Metals & Mining	0.2%
Telephone Utilities	0.1%
Short-Term Investments and Other Assets and Liabilities	6.9%
100.0%

MassMutual Premier Small Company

Opportunities Fund

Largest Stock Holdings (4/30/05)

Arbitron, Inc.
Coherent, Inc.
Eaton Vance Corp.
First Republic Bank
Global Power Equipment Group, Inc.
IDEX Corp.
Jefferies Group, Inc.
Landstar System, Inc.
Mykrolis Corp.
Roper Industries, Inc.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class A, Class A (sales load deducted) and the Russell 2000 Index

MassMutual Premier Small Company Opportunities Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 7/20/98 - 4/30/05
Class A	–0.48%	6.41%	12.04%	11.10%
Class A (Sales load deducted)*	–6.20%	0.30%	10.72%	10.14%
Russell 2000 Index	–0.15%	4.71%	4.07%	6.25%

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class S, Class Y, Class L, Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MassMutual Premier Small Company Opportunities Fund

Total Return	Since Inception 11/1/04 - 4/30/05
Class S	–0.23%
Class Y	–0.29%
Class L	–0.29%
Class N	–0.61%
Class N (CDSC fees deducted)*	–1.60%
Russell 2000 Index	–0.15%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Global Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Global Fund?	This Fund seeks long-term capital appreciation.

How did the Fund perform during the four months ended April 30, 2005?	The Fund's Class S shares returned -5.20%, underperforming the -3.10% return of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

What was the investment background during the period?	For the four months ended April 30, 2005, the S&P 500 Index returned -3.10%. In this environment, the Lehman Brothers Aggregate Bond Index eked out a mere 0.87% advance. Foreign stocks during the period turned in returns that were similar to their U.S. counterparts, as measured by the 3.27% loss of the MSCI World Index.

What factors contributed to the Fund's performance – and how did you respond?	From a thematic perspective, the financials and consumer staples sectors added to performance during the first four months of 2005. In the financials sector, we initiated several new positions in investment banks, including Credit Suisse and Morgan Stanley. On the downside, consumer discretionary and information technology were our worst-performing sectors. Because the Fund is growth oriented, we tend to be more heavily weighted in technology and are positioning ourselves for an uptick in the tech sector. Another detractor was having no position in the materials sector – a strategic decision based on our belief that there is no structural competitive advantage in owning commodity stocks.
From a country perspective, South Korea and Canada were the best-performing countries. On the downside, the United States was the greatest drag on relative performance.
Strategically, we made no significant moves during the quarter. On the margin, we did initiate some positions in several investment banks (as referenced above) and we finished building out our position in luxury brand Louis Vuitton Moet Hennessy (LVMH). We also initiated a position in eBay, which has a substantial free cash flow with an excellent management team. On the sell side, we took advantage of strength in some key names and decreased our weight.

What is your outlook?	We remain optimistic, given the continued, synchronized global economic expansion. Furthermore, many of the ingredients of strong equity market performance are in place. Valuations are very reasonable, especially given the interest rate environment. Earnings momentum continues to be strong, and should continue to be so, given the remaining pent-up demand for investment spending. In particular, we anticipate a wave of technology spending, driven by cash-rich corporations. Finally, technical factors – most notably, the amount of cash on the sidelines – are positive.
One negative factor is liquidity. The Federal Reserve's recent rate hikes, and the market's expectation that more are imminent, have taken some of the liquidity out of the market. Of course, there are other risks on the horizon; namely, interest rate, inflation concerns and oil prices. Although market sentiment improved in the first four months of the year, it is still fragile and a major event could derail the current bull market.

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

MassMutual Premier Global Fund

Country Weightings

(% of Net Assets) on 4/30/05

% of Fund
United States	36.0%
United Kingdom	15.5%
Japan	8.9%
France	7.4%
Sweden	5.4%
Germany	3.8%
South Korea	2.5%
Switzerland	2.5%
Netherlands	2.4%
Canada	2.3%
Brazil	2.1%
Hong Kong	1.7%
Mexico	1.7%
Bermuda	0.9%
Taiwan	0.8%
India	0.7%
Australia	0.6%
Ireland	0.6%
Italy	0.5%
Norway	0.5%
Singapore	0.5%
Finland	0.4%
Panama	0.4%
Portugal	0.3%
Short-Term Investments and Other Assets and Liabilities	1.6%

MassMutual Premier Global Fund

Largest Stock Holdings

Largest Stock Holdings (4/30/05)

Hennes & Mauritz AB - Class B
KDDI Corp.
Reckitt Benckiser PLC
Roche Holding AG
Royal Bank of Scotland Group PLC
Sanofi-Aventis
Sirius Satellite Radio, Inc.
Telefonaktiebolaget LM Ericsson -
  Class B
Transocean, Inc.
Vodafone Group PLC

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Global Fund Class S, Class A, Class A (sales load deducted), Class Y and the MSCI World Index

MassMutual Premier Global Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class S	–5.20%
Class A	–5.30%
Class A (Sales load deducted)*	–10.75%
Class Y	–5.30%
MSCI World Index	–3.10%

Hypothetical Investments in MassMutual Premier Global Fund Class L, Class N, Class N (CDSC fees deducted) and the MSCI World Index

MassMutual Premier Global Fund

Total Return	Since Inception 12/31/04 - 4/30/05
Class L	–5.30%
Class N	–5.40%
Class N (CDSC fees deducted)*	–6.35%
MSCI World Index	–3.10%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI World Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier International Equity Fund?	This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

How did the Fund perform during the six months ended April 30, 2005?	The Fund's Class S shares returned 9.35%, outperforming the 8.71% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market-capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

What was the investment background during the period?	For the six months ended April 30, 2005, the S&P 500 Index gained 8.49%. In this environment, the Lehman Brothers Aggregate Bond Index advanced only 4.33%. Conversely, despite a modest strengthening of the U.S. dollar, foreign stocks substantially outperformed their U.S. counterparts for the period, as measured by the 18.62% return of the MSCI EAFE Index.

What factors contributed to the Fund's performance – and how did you respond?	During the fourth quarter, virtually every sector had a positive impact on the Fund's performance, with the exception of materials, where we were significantly underweight relative to the Fund's benchmark. Our three strongest sectors were health care, financials and industrials. Our best-performing stock during the quarter was Anglo Irish bank, a classic example of a "white-out" stock – one that had been ignored ("whited-out") by growth investors. Strategically, we made few changes in the portfolio as 2004 came to a close – although we trimmed several companies on strength, including Anglo Irish Bank and some of our pharmaceutical holdings.
As 2005 began, projected Gross Domestic Product (GDP) growth in the Eurozone looked bleak, at about 1.5% for the year, a 0.60% decline in consensus from one year ago.
The price of oil was another issue at the forefront of the news in the first four months of 2005. To what extent it will impede global economic growth is unknown. However, we believe that supply will have a difficult time keeping pace with demand for the rest of the decade. Products and processes that are oil demand destroyers, such as automobiles powered by other forms of energy, will benefit from higher oil prices. Consequently, we have purchased some companies that reflect this long-term demand destruction investment thesis, including Neomax, a maker of neodymium magnets used in hybrid vehicles.
During the year-to-date period, we also took a careful look at Japanese Banks. We believe that the banking industry of Japan has reached an inflection point, as the fallout from the restructuring of bad loan portfolios has begun to subside. We targeted Mitsubishi Tokyo Financial Group as the major Japanese bank that will benefit the most from this trend.

What is your outlook?	Over the course of the year, we will continue to look for excellent companies that fit our investment themes. Some further opportunities may arise, specifically as a result of the rising cost of energy in the world, and the potential re-emergence of Japan's equity market.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier International Equity Fund

Country Weightings

(% of Net Assets) on 4/30/05

% of Fund
United Kingdom	18.3%
Japan	16.4%
France	12.2%
Australia	7.3%
Germany	5.6%
Switzerland	4.5%
Sweden	4.4%
Netherlands	4.2%
India	3.2%
Italy	2.8%
Brazil	2.7%
South Korea	2.6%
Denmark	2.2%
Ireland	1.9%
Finland	1.6%
Norway	1.6%
United States	1.4%
Spain	1.2%
Lebanon	1.1%
South Africa	0.9%
Panama	0.8%
Mexico	0.7%
Israel	0.4%
Canada	0.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

MassMutual Premier International

Equity Fund

Largest Stock Holdings (4/30/05)

Vodafone Group PLC
Novogen Limited
Telefonaktiebolaget LM Ericsson -
  Class B
Mitsubishi Tokyo Financial Group, Inc.
Royal Bank of Scotland Group PLC
Anglo Irish Bank Corp. PLC
Continental AG
Aalberts Industries NV
Technip SA
Hennes & Mauritz AB - Class B

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class S and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Ten Year Average Annual 5/1/95 - 4/30/05
Class S	9.35%	12.48%	–4.88%	6.88%
MSCI EAFE	8.71%	14.95%	–0.55%	4.77%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class A, Class A (sales load deducted), Class Y and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 1/1/98 - 4/30/05
Class A	9.13%	12.03%	–5.29%	3.74%
Class A (Sales load deducted)*	2.85%	5.58%	–6.41%	2.91%
Class Y	9.27%	12.39%	–4.91%	4.18%
MSCI EAFE	8.71%	14.95%	–0.55%	4.72%

Hypothetical Investments in MassMutual Premier International Equity Fund Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Five Year Average Annual 5/1/00 - 4/30/05	Since Inception Average Annual 5/3/99 - 4/30/05
Class L	9.18%	12.32%	–5.06%	3.16%
MSCI EAFE	8.71%	14.95%	–0.55%	1.73%

Hypothetical Investments in MassMutual Premier International Equity Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/04 - 4/30/05	One Year 5/1/04 - 4/30/05	Since Inception Average Annual 12/31/02 - 4/30/05
Class N	8.87%	11.65%	24.72%
Class N (CDSC fees deducted)*	7.87%	10.65%	24.72%
MSCI EAFE	8.71%	14.95%	23.12%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of the fund shares.

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 100.5%
Commercial Paper - 83.6%
Abbott Laboratories 2.760% 05/10/2005	$12,500,000	$12,490,417
Alcoa, Inc. 2.910% 05/12/2005	10,794,000	10,783,530
American General Finance Corp. 3.100% 08/15/2005	12,000,000	11,889,433
American Honda Finance 2.700% 05/04/2005	5,450,000	5,448,365
American Honda Finance 2.710% 05/11/2005	7,550,000	7,543,748
Anheuser-Busch Cos., Inc. 2.950% 06/29/2005	12,000,000	11,941,000
Avon Capital Corp.(a) 2.730% 05/03/2005	1,170,000	1,169,734
Caterpillar Financial Services Corp. 2.500% 05/09/2005	4,335,000	4,332,290
Caterpillar Financial Services Corp. 2.630% 05/05/2005	8,700,000	8,696,822
CIT Group, Inc. 3.050% 07/22/2005	7,300,000	7,248,667
CIT Group, Inc. 3.260% 10/05/2005	3,661,000	3,608,619
Citigroup Global Markets 2.880% 05/17/2005	10,580,000	10,565,611
The Coca-Cola Co. 2.740% 05/19/2005	3,650,000	3,644,722
The Coca-Cola Co. 2.960% 06/06/2005	8,300,000	8,274,750
DaimlerChrysler AG 2.830% 05/13/2005	12,500,000	12,487,226
Dow Jones & Co., Inc.(a) 2.930% 05/18/2005	6,750,000	6,740,111
Dow Jones & Co., Inc.(a) 3.060% 06/20/2005	5,200,000	5,177,458
Dupont EI de Nemours Co. 2.800% 05/20/2005	2,675,000	2,670,839
Dupont EI de Nemours Co. 2.940% 06/15/2005	9,250,000	9,215,251

	Principal Amount	Market Value
FCAR Owner Trust 2.730% 05/16/2005	$12,900,000	$12,884,348
First Data Corp. 2.730% 05/03/2005	9,416,000	9,413,858
Florida Power & Light Co. 2.860% 05/11/2005	7,350,000	7,343,577
Gannett Co., Inc. 2.800% 05/25/2005	2,692,000	2,686,766
Gannett Co., Inc. 2.830% 06/10/2005	9,925,000	9,893,011
General Electric Capital Corp. 2.870% 05/24/2005	12,500,000	12,476,083
Goldman Sachs 2.830% 05/27/2005	12,101,000	12,075,315
Govco Inc. 2.730% 05/11/2005	853,000	852,289
Govco, Inc.(a) 3.040% 07/19/2005	6,800,000	6,754,062
Govco, Inc.(a) 3.100% 07/25/2005	4,350,000	4,317,786
Harley-Davidson 2.730% 05/09/2005	6,545,000	6,540,533
International Business Machines Corp. 2.730% 05/04/2005	4,300,000	4,298,696
International Business Machines Corp. 2.810% 06/03/2005	7,700,000	7,679,565
Kimberly-Clark Worldwide(a) 2.800% 05/18/2005	5,869,000	5,860,783
Kimberly-Clark Worldwide(a) 2.820% 05/23/2005	6,800,000	6,787,749
Kitty Hawk Funding Corp.(a) 2.980% 05/31/2005	10,147,000	10,120,962
L'Oreal USA, Inc.(a) 2.800% 05/06/2005	5,700,000	5,697,340
L'Oreal USA, Inc.(a) 2.820% 05/04/2005	1,068,000	1,067,665
L'Oreal USA, Inc.(a) 2.940% 05/19/2005	1,185,000	1,183,161
McCormick & Co., Inc.(a) 2.830% 05/31/2005	12,500,000	12,469,538
The McGraw-Hill Cos., Inc. 2.940% 06/02/2005	5,590,000	5,574,935

	Principal Amount	Market Value
Minnesota Mining & Manufacturing Co. 2.730% 05/20/2005	$3,985,000	$3,978,956
Minnesota Mining & Manufacturing Co. 2.750% 05/20/2005	4,600,000	4,592,972
National Rural Utilities Cooperative Finance Corp. 2.780% 05/06/2005	7,850,000	7,846,363
National Rural Utilities Cooperative Finance Corp. 3.000% 06/06/2005	4,100,000	4,087,358
Nestle Capital Corp. 2.650% 05/02/2005	6,925,000	6,923,981
Nestle Capital Corp.(a) 2.980% 07/05/2005	5,453,000	5,423,209
New Center Asset Trust 2.970% 06/08/2005	4,239,000	4,225,361
New Center Asset Trust 2.970% 06/10/2005	7,900,000	7,873,278
Paccar Financial Corp. 2.800% 06/02/2005	6,750,000	6,732,675
Paccar Financial Corp. 3.000% 07/12/2005	5,290,000	5,257,819
PepsiCo, Inc. 2.730% 05/02/2005	5,300,000	5,299,196
PepsiCo, Inc. 2.900% 05/25/2005	6,650,000	6,636,608
Sara Lee Corp.(a) 2.910% 05/23/2005	8,725,000	8,708,779
Sara Lee Corp.(a) 2.960% 06/10/2005	3,265,000	3,253,993
South Carolina Electric & Gas Co. 2.910% 05/31/2005	5,270,000	5,256,794
United Healthcare Corp.(a) 2.890% 05/17/2005	3,600,000	3,595,087
United Healthcare Corp.(a) 2.960% 05/18/2005	6,380,000	6,370,558
Wal-Mart Stores, Inc.(a) 2.870% 06/01/2005	11,900,000	11,869,642
		397,839,244
Discount Notes - 7.9%
Federal Farm Credit Bank 2.960% 08/31/2005	12,350,000	12,225,100

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Federal Home Loan Bank 2.800% 05/25/2005	$3,289,000	$3,282,605
Federal Home Loan Bank 2.920% 06/24/2005	12,915,000	12,857,385
Federal Home Loan Bank 2.920% 08/17/2005	9,256,000	9,174,166
		37,539,256
U.S. Treasury Bills - 9.0%
U.S. Treasury Bill 2.240% 05/12/2005	7,140,000	7,134,669
U.S. Treasury Bill 2.429% 05/26/2005	20,290,000	20,254,406
U.S. Treasury Bill 2.460% 05/19/2005	9,570,000	9,557,575
U.S. Treasury Bill 2.955% 09/08/2005	4,770,000	4,718,709
U.S. Treasury Bill 3.010% 10/06/2005	1,530,000	1,509,660
		43,175,019
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)(b)		478,553,519
TOTAL INVESTMENTS - 100.5%
Other Assets/ (Liabilities) - (0.5%)		(2,516,204)
NET ASSETS - 100.0%		$476,037,315

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $106,567,617 or 22.4% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES - 78.0%
ASSET BACKED SECURITIES - 1.8%
Capital Auto Receivables Asset Trust, Series 2003-1, Class A2A 2.270% 01/17/2006	$91,919	$91,905
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	2,867,105	2,818,634
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A 2.200% 07/17/2006	513,376	512,654
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4 6.910% 09/15/2009	2,500,000	2,599,263
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	111,318	111,475
Oak Hill Credit Partners, Series 1A, Class A2 3.050% 09/12/2013	2,400,000	2,412,375
TOTAL ASSET BACKED SECURITIES (Cost $8,438,386)		8,546,306
CORPORATE DEBT - 40.2%
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	290,000	264,625
Allied Waste North America, Inc. 8.875% 04/01/2008	265,000	272,287
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	365,000	320,287
Amerada Hess Corp. 5.900% 08/15/2006	700,000	711,137
American General Finance Corp. 5.875% 07/14/2006	1,000,000	1,022,323
American Greetings Corp.(a) 6.100% 08/01/2028	1,900,000	1,961,750

	Principal Amount	Market Value
American Honda Finance Corp.(b) 3.850% 11/06/2008	$900,000	$883,820
American Standard, Inc. 7.375% 02/01/2008	350,000	375,689
American Standard, Inc. 7.625% 02/15/2010	900,000	1,011,859
Ametek, Inc. 7.200% 07/15/2008	1,715,000	1,841,066
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	1,135,000	1,151,738
AOL Time Warner, Inc. 5.625% 05/01/2005	1,140,000	1,140,000
Appalachian Power Co., Series G 3.600% 05/15/2008	640,000	624,551
Aramark Services, Inc. 7.100% 12/01/2006	190,000	197,993
Aramark Services, Inc. 8.150% 05/01/2005	1,050,000	1,050,000
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	1,350,000	1,370,571
Australian Gas Light Co. Limited(b) 6.400% 04/15/2008	930,000	979,599
Bank of America Corp. 3.250% 08/15/2008	500,000	484,332
Belo Corp. 8.000% 11/01/2008	600,000	656,570
Blyth, Inc. 7.900% 10/01/2009	610,000	675,363
Bombardier Capital, Inc.(b) 6.125% 06/29/2006	295,000	295,369
Bombardier Capital, Inc.(a) (b) 6.750% 05/01/2012	330,000	297,000
Briggs & Stratton Corp. 7.250% 09/15/2007	250,000	265,000
Briggs & Stratton Corp. 8.875% 03/15/2011	1,910,000	2,196,500
British Telecom PLC 7.875% 12/15/2005	2,000,000	2,050,110
British Telecom PLC 8.375% 12/15/2010	1,125,000	1,319,816
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	1,750,000	1,865,306

	Principal Amount	Market Value
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	$1,075,000	$1,149,207
Cabot Corp.(b) 5.250% 09/01/2013	600,000	601,685
Camden Property Trust 7.000% 11/15/2006	1,000,000	1,037,988
Capitol Records, Inc.(a) (b) 8.375% 08/15/2009	965,000	1,042,200
Carlisle Companies, Inc. 7.250% 01/15/2007	1,000,000	1,045,529
Carolina Power & Light Co. 5.125% 09/15/2013	780,000	791,182
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	1,500,000	1,482,311
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	1,135,000	1,174,693
Certegy, Inc. 4.750% 09/15/2008	300,000	304,300
Chemed Corp. 8.750% 02/24/2011	765,000	826,200
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	375,000	382,930
CIT Group, Inc. 3.650% 11/23/2007	1,600,000	1,572,891
Clear Channel Communications, Inc. 4.250% 05/15/2009	885,000	848,680
CNF, Inc. 8.875% 05/01/2010	930,000	1,080,771
Comcast Cable Communications, Inc. 5.850% 01/15/2010	625,000	656,918
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	1,190,000	1,288,502
Constellation Brands, Inc. 8.000% 02/15/2008	300,000	312,000
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,310,000	1,265,016
Cox Communications, Inc.(b) 4.625% 01/15/2010	1,615,000	1,591,079

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Cox Enterprises, Inc.(b) 4.375% 05/01/2008	$1,390,000	$1,377,461
CSX Corp. 6.250% 10/15/2008	1,900,000	2,010,586
DaimlerChrysler NA Holding Corp. 4.050% 06/04/2008	1,700,000	1,637,608
DaimlerChrysler NA Holding Corp. 4.125% 03/07/2007	2,375,000	2,337,142
Deutsche Telekom International Finance BV 8.250% 06/15/2005	1,155,000	1,161,482
Diageo Finance BV 3.000% 12/15/2006	1,000,000	982,702
Dominion Resources, Inc. 7.195% 09/15/2014	620,000	715,052
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,300,000	1,293,074
DPL, Inc. 8.250% 03/01/2007	1,000,000	1,060,000
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	475,000	484,858
Elwood Energy LLC 8.159% 07/05/2026	350,724	395,441
Emerald Investment Grade CBO Limited(b) 3.090% 05/24/2011	1,807,359	1,807,924
Enbridge Energy Partners, LP 4.000% 01/15/2009	900,000	878,915
Entergy Gulf States, Inc. 5.250% 08/01/2015	2,200,000	2,179,489
Enterprise Products Operating LP 7.500% 02/01/2011	810,000	901,447
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	345,000	338,703
EOP Operating LP 6.750% 02/15/2008	925,000	979,775
Equifax, Inc. 4.950% 11/01/2007	500,000	509,487
ERAC USA Finance Co.(b) 7.950% 12/15/2009	1,155,000	1,317,629
ERAC USA Finance Co.(b) 8.250% 05/01/2005	1,000,000	1,000,000
First Industrial LP 7.600% 05/15/2007	880,000	933,305
FirstEnergy Corp., Series A 5.500% 11/15/2006	700,000	712,948

	Principal Amount	Market Value
Fiserv, Inc. 4.000% 04/15/2008	$500,000	$492,328
Ford Motor Credit Co. 5.800% 01/12/2009	2,325,000	2,163,406
Ford Motor Credit Co. 7.375% 10/28/2009	300,000	288,598
Foster's Finance Corp.(b) 6.875% 06/15/2011	1,000,000	1,104,428
FPL Group Capital, Inc. 6.125% 05/15/2007	1,000,000	1,037,512
Franklin Resources, Inc. 3.700% 04/15/2008	1,025,000	1,014,506
Fred Meyer, Inc. 7.450% 03/01/2008	1,475,000	1,584,374
General Mills, Inc. 2.625% 10/24/2006	4,300,000	4,214,176
General Motors Acceptance Corp. 6.150% 04/05/2007	1,600,000	1,569,216
General Motors Corp.(a) 7.125% 07/15/2013	1,475,000	1,171,064
Georgia Gulf Corp. 7.625% 11/15/2005	370,000	374,625
Georgia-Pacific Corp. 8.125% 05/15/2011	414,000	452,813
Glencore Funding LLC(b) 6.000% 04/15/2014	665,000	629,876
Goldman Sachs Group, Inc. 3.875% 01/15/2009	400,000	392,580
Goldman Sachs Group, Inc. 5.150% 01/15/2014	500,000	503,245
GTECH Holdings Corp.(b) 4.500% 12/01/2009	350,000	345,296
Gulf South Pipeline Co., LP(b) 5.050% 02/01/2015	275,000	277,714
Harrah's Operating Co., Inc. 5.500% 07/01/2010	485,000	495,902
HCA, Inc. 6.950% 05/01/2012	525,000	547,274
Hilton Hotels Corp.(a) 7.200% 12/15/2009	100,000	109,388
Hilton Hotels Corp. 7.625% 05/15/2008	525,000	568,401
Homer City Funding LLC 8.734% 10/01/2026	268,407	304,642
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	395,000	389,569
Household Finance Corp. 4.125% 12/15/2008	1,250,000	1,235,597

	Principal Amount	Market Value
Household Finance Corp. 6.375% 10/15/2011	$175,000	$190,567
Hughes Supply, Inc.(b) 5.500% 10/15/2014	1,430,000	1,409,278
Humana, Inc. 7.250% 08/01/2006	500,000	517,463
Idex Corp. 6.875% 02/15/2008	675,000	711,920
International Paper Co. 3.800% 04/01/2008	2,880,000	2,826,058
Ipalco Enterprises, Inc. 8.375% 11/14/2008	1,395,000	1,499,625
iStar Financial, Inc. REIT 7.000% 03/15/2008	485,000	514,945
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	200,000	198,259
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	385,000	382,313
J.C. Penney Co., Inc. 7.950% 04/01/2017	290,000	319,725
Jefferies Group, Inc. 7.500% 08/15/2007	250,000	268,002
Jones Apparel Group, Inc. 7.875% 06/15/2006	1,000,000	1,032,486
JP Morgan Chase & Co. 3.125% 12/11/2006	1,250,000	1,234,045
Kellwood Co. 7.625% 10/15/2017	125,000	132,707
Kellwood Co. 7.875% 07/15/2009	300,000	326,134
Kennametal, Inc. 7.200% 06/15/2012	1,185,000	1,318,166
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	1,000,000	1,015,733
Kiowa Power Partners LLC(b) 4.811% 12/30/2013	491,141	486,494
Lafarge Corp. 6.375% 07/15/2005	1,000,000	1,005,084
Leucadia National Corp. 7.000% 08/15/2013	1,260,000	1,260,000
Liberty Media Corp. 3.500% 09/25/2006	4,145,000	4,097,896
Lubrizol Corp. 4.625% 10/01/2009	760,000	753,254
Lubrizol Corp. 5.875% 12/01/2008	450,000	465,546
Marriott International, Inc., Series E 7.000% 01/15/2008	1,550,000	1,651,254

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
May Department Stores Co. (The) 3.950% 07/15/2007	$470,000	$465,468
Maytag Corp. 8.630% 11/15/2007	775,000	783,358
MGM Mirage 6.000% 10/01/2009	400,000	394,500
MGM Mirage 6.750% 09/01/2012	340,000	340,000
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	1,270,000	1,230,536
MidAmerican Funding LLC 6.750% 03/01/2011	1,000,000	1,099,644
Miller Brewing Co.(b) 4.250% 08/15/2008	475,000	470,289
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	1,000,000	1,043,517
Monongahela Power Co. 6.700% 06/15/2014	500,000	546,152
National Rural Utilities Cooperative Finance Corp. 4.375% 10/01/2010	500,000	498,292
National Rural Utilities Cooperative Finance Corp. 7.250% 03/01/2012	1,540,000	1,761,758
Navistar International Corp.(a) 7.500% 06/15/2011	815,000	770,175
Nevada Power Co.(b) 5.875% 01/15/2015	650,000	630,500
Newell Rubbermaid, Inc. 4.000% 05/01/2010	495,000	481,665
Nextel Communications, Inc. 5.950% 03/15/2014	250,000	253,125
Nisource Finance Corp. 3.200% 11/01/2006	750,000	739,941
Norfolk Southern Corp. 6.000% 04/30/2008	625,000	653,195
Norfolk Southern Corp. 7.350% 05/15/2007	1,350,000	1,431,574
Northwestern Corp.(b) 5.875% 11/01/2014	590,000	599,516
OAO Gazprom(b) 9.625% 03/01/2013	905,000	1,061,112
Pacific Bell 6.125% 02/15/2008	650,000	679,686
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	550,000	573,375

	Principal Amount	Market Value
Pacific Gas & Electric Co. 4.800% 03/01/2014	$950,000	$942,996
Park Place Entertainment Corp. 8.500% 11/15/2006	600,000	633,000
Pearson, Inc.(b) 7.375% 09/15/2006	250,000	260,948
Pentair, Inc. 7.850% 10/15/2009	950,000	1,065,568
Pilgrims Pride Corp. 9.625% 09/15/2011	150,000	163,875
Plains All American Pipeline Co. 5.625% 12/15/2013	685,000	707,846
Precision Castparts Corp. 5.600% 12/15/2013	1,500,000	1,532,784
Premcor Refining Group (The), Inc. 6.750% 05/01/2014	320,000	333,600
Procter & Gamble Co. 3.500% 12/15/2008	4,000,000	3,917,848
Rogers Cable, Inc. 5.500% 03/15/2014	535,000	473,475
Rogers Wireless Communications, Inc. 6.135% 12/15/2010	285,000	292,838
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	450,000	430,875
Ryder System, Inc. 6.600% 11/15/2005	250,000	253,549
Shaw Communications, Inc. 8.250% 04/11/2010	1,110,000	1,215,450
Simon Property Group LP 6.875% 11/15/2006	930,000	964,683
SLM Corp. 5.000% 10/01/2013	3,100,000	3,117,413
Smithfield Foods, Inc. 7.000% 08/01/2011	1,125,000	1,150,312
Sony Capital Corp.(b) 4.950% 11/01/2006	650,000	659,599
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	690,000	756,413
Steelcase, Inc. 6.375% 11/15/2006	1,605,000	1,636,074
Tampa Electric Co. 5.375% 08/15/2007	980,000	1,003,206
TCI Communications, Inc. 6.875% 02/15/2006	2,750,000	2,850,405
Temple-Inland, Inc. 7.875% 05/01/2012	300,000	344,615

	Principal Amount	Market Value
Tenaska Oklahoma(b) 6.528% 12/30/2014	$492,593	$500,854
Textron Financial Corp., Series E 2.690% 10/03/2006	3,500,000	3,427,270
Thomas & Betts Corp. 6.500% 01/15/2006	425,000	431,587
Thomas & Betts Corp., Series MTNB 6.390% 02/10/2009	325,000	338,393
Time Warner, Inc. 6.150% 05/01/2007	680,000	704,580
Timken Co. 5.750% 02/15/2010	1,020,000	1,054,274
Timken Co., Series A 6.750% 08/21/2006	650,000	665,004
Toro Co. 7.125% 06/15/2007	1,050,000	1,082,153
TransAlta Corp. 5.750% 12/15/2013	1,250,000	1,296,905
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	1,740,000	2,101,201
Tri-State Generation & Transmission Association, Series 2003, Class A(b) 6.040% 01/31/2018	700,000	748,937
TXU Corp.(b) 5.550% 11/15/2014	920,000	886,834
Tyco International Group SA 6.000% 11/15/2013	2,350,000	2,509,852
Tyson Foods, Inc. 8.250% 10/01/2011	360,000	422,733
Union Pacific Corp. 6.400% 02/01/2006	1,000,000	1,017,755
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	1,750,000	1,748,794
USA Interactive 7.000% 01/15/2013	1,100,000	1,167,868
Verizon Global Funding Corp. Series MTNA 7.600% 03/15/2007	1,250,000	1,325,511
Verizon New England, Inc. 6.500% 09/15/2011	500,000	540,329
Virginia Electric and Power Co. 5.375% 02/01/2007	1,085,000	1,106,159
Walt Disney Co. (The) 6.750% 03/30/2006	800,000	820,627

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Washington Mutual, Inc. 2.400% 11/03/2005	$2,000,000	$1,987,508
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	1,075,000	1,232,394
WellPoint Health Networks, Inc. 6.375% 06/15/2006	1,025,000	1,050,571
Wells Fargo 4.125% 03/10/2008	760,000	758,411
Williams Gas Pipelines Central, Inc.(b) 7.375% 11/15/2006	500,000	522,409
Wisconsin Electric Power 3.500% 12/01/2007	960,000	943,784
XTO Energy, Inc. 4.900% 02/01/2014	1,000,000	989,428
TOTAL CORPORATE DEBT (Cost $187,668,483)		186,234,130
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.3%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	2,084,563	2,049,337
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	590,640	673,329
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	488,056	497,204
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.611% 08/25/2034	916,192	913,198
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.035% 07/25/2034	2,802,038	2,759,572
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.726% 09/25/2033	816,398	812,860
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.233% 02/25/2034	711,252	711,136

	Principal Amount	Market Value
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	$669,701	$666,256
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	1,142,782	1,113,152
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	358,359	361,159
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	860,592	871,262
GSR Mortgage Loan Trust, Series 2004-9 4.645% 08/25/2034	1,458,569	1,465,738
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.742% 08/25/2034	2,421,607	2,441,358
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.280% 07/25/2033	722,219	722,755
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.117% 02/25/2034	381,353	379,582
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.648% 02/25/2034	1,940,951	1,938,825
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.232% 02/25/2034	200,183	201,647
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.020% 03/25/2034	1,554,802	1,556,447
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	585,434	592,920

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	$2,208,108	$2,203,003
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	1,453,285	1,486,345
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	641,853	661,305
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.277% 01/25/2035	2,892,945	2,869,103
Washington Mutual, Inc., Series 2004-AR2, Class A 3.571% 04/25/2044	2,369,599	2,393,949
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10(c) 4.110% 05/25/2035	3,000,000	2,967,656
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.255% 09/25/2034	2,378,626	2,338,880
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.596% 12/25/2034	2,972,377	2,965,113
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,858,445)		38,613,091
SOVEREIGN DEBT OBLIGATIONS - 0.1%
United Mexican States 8.375% 01/14/2011	300,000	343,350
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $334,225)		343,350
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.2%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.0%
Pass-Through Securities
FHLMC 7.500% 06/01/2015	71,578	75,506

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Federal National Mortgage Association (FNMA) - 13.9%
Other - 7.7%
FNMA (Benchmark Note) 6.000% 12/15/2005	$35,000,000	$35,537,415
Pass-Through Securities - 6.2%
FNMA 5.500% 02/01/2018- 05/01/2018	1,646,398	1,687,751
FNMA 6.420% 11/01/2008	1,058,555	1,120,906
FNMA 8.000% 05/01/2013	40	44
FNMA 9.000% 10/01/2009	57,819	60,940
FNMA TBA(c) 4.500% 05/01/2020	11,400,000	11,277,985
FNMA TBA(c) 5.500% 05/01/2035	14,499,000	14,639,459
Total Pass-Through Securities		28,787,085
Total Federal National Mortgage Association (FNMA)		64,324,500
Government National Mortgage Association (GNMA) - 0.3%
Pass-Through Securities
GNMA 6.500% 09/15/2032	881,149	925,276
GNMA 7.500% 08/15/2029	257,316	277,851
GNMA 8.000% 09/15/2007- 10/15/2007	73,710	79,921
Total Pass-Through Securities		1,283,048
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,091,230)		65,683,054
U.S. TREASURY OBLIGATIONS - 13.4%
U.S. Treasury Note 3.375% 11/15/2008	450,000	443,883
U.S. Treasury Note 3.375% 10/15/2009	1,800,000	1,764,141
U.S. Treasury Note(a) 4.000% 02/15/2014	1,270,000	1,255,514
U.S. Treasury Note 5.000% 02/15/2011	490,000	516,338
U.S. Treasury Note(a) 5.000% 08/15/2011	44,440,000	46,925,863

	Principal Amount	Market Value
U.S. Treasury Note 6.500% 10/15/2006	$10,825,000	$11,276,606
TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,952,353)		62,182,345
TOTAL BONDS & NOTES (Cost $363,343,122)		361,602,276
SHORT-TERM INVESTMENTS - 29.9%
Cash Equivalents - 2.1%(d)
American Beacon Money Market Fund	143,450	143,450
Bank of America Bank Note 2.770% 06/01/2005	262,475	262,475
Bank of America Bank Note 2.770% 07/18/2005	141,333	141,333
Bank of America Bank Note 2.800% 06/09/2005	141,333	141,333
Bank of America Bank Note 2.820% 05/16/2005	201,904	201,904
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	186,080	186,080
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	191,920	191,920
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	80,762	80,762
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	201,904	201,904
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	201,904	201,904
BGI Institutional Money Market Fund	802,881	802,881
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	141,333	141,333
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	40,381	40,381
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	100,952	100,952
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	100,240	100,240

	Principal Amount	Market Value
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	$403,808	$403,808
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	80,762	80,762
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	403,808	403,808
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	121,138	121,138
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	167,991	167,991
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	114,202	114,202
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	282,215	282,215
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	161,524	161,524
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	201,904	201,904
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	141,333	141,333
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	142,512	142,512
Freddie Mac Discount Note 2.730% 05/02/2005	103,929	103,929
Freddie Mac Discount Note 2.740% 05/03/2005	303,989	303,989
General Electric Capital Corp. 2.910% 05/23/2005	100,952	100,952
General Electric Capital Corp. 2.940% 06/03/2005	280,638	280,638
General Electric Capital Corp. 2.970% 06/10/2005	105,158	105,158
Goldman Sachs Financial Square Prime Obligations Money Market Fund	40,381	40,381

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	$100,952	$100,952
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	289,119	289,119
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	141,333	141,333
Merrill Lynch Premier Institutional Money Market Fund	193,230	193,230
Merrimac Cash Fund, Premium Class	393,602	393,602
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	403,808	403,808
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	163,083	163,083
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	403,808	403,808
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	201,904	201,904
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	81,644	81,644
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	20,190	20,190
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	80,762	80,762
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	285,522	285,522
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	80,762	80,762
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	111,458	111,458
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	68,427	68,427
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	146,242	146,242
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	102,133	102,133

	Principal Amount	Market Value
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	$187,377	$187,377
		9,550,452
Commercial Paper - 27.8%
Alcoa, Inc. 2.910% 05/17/2005	8,460,000	8,449,058
Autoliv ASP, Inc.(b) 3.070% 06/29/2005	8,558,000	8,514,942
Baxter International, Inc. 3.020% 05/11/2005	5,139,000	5,134,689
CIT Group, Inc. 2.920% 09/14/2005	1,138,000	1,125,446
Consolidated Natural Gas Co. 2.930% 05/09/2005	4,987,000	4,983,753
Countrywide Home Loans, Inc. 3.050% 06/24/2005	8,000,000	7,963,400
DaimlerChrysler North America Holding Corp. 2.800% 06/30/2005	2,935,000	2,921,303
DaimlerChrysler North America Holding Corp. 3.030% 05/12/2005	360,000	359,667
DaimlerChrysler North America Holding Corp. 3.050% 05/05/2005	170,000	169,943
Daimlerchrysler North America Holding Corp. 3.120% 06/21/2005	1,057,000	1,052,328
DaimlerChrysler North America Holding Corp. 3.180% 07/18/2005	678,000	673,329
Deluxe Corp.(b) 2.960% 05/27/2005	7,854,000	7,837,210
Dow Jones & Co., Inc.(b) 2.870% 05/05/2005	7,000,000	6,997,768
Dow Jones & Co., Inc. 2.960% 06/03/2005	2,568,000	2,561,033
Elsevier Finance SA(b) 2.940% 05/12/2005	9,190,000	9,179,106
General Electric Capital Corp. 2.660% 07/29/2005	3,500,000	3,476,983
Goldman Sachs Group, Inc. 3.360% 12/09/2005	1,445,000	1,415,060

	Principal Amount	Market Value
ITT Industries Inc. 3.000% 06/30/2005	$4,905,000	$4,880,475
Kellogg Company 3.000% 06/14/2005	6,414,000	6,390,483
Mattel, Inc. 3.100% 06/28/2005	5,260,000	5,233,729
OGE Energy Corp.(b) 2.970% 05/03/2005	6,407,000	6,405,943
Oracle Corp.(b) 3.070% 07/05/2005	7,000,000	6,961,198
Pearson, Inc. 3.000% 05/16/2005	6,799,000	6,790,501
Textron Financial Corp. 2.940% 05/31/2005	1,892,000	1,887,365
Textron Financial Corp. 2.960% 05/20/2005	8,748,000	8,734,330
Walt Disney Co. (The) 2.890% 05/31/2005	480,000	478,845
Walt Disney Co. (The) 2.920% 05/09/2005	3,124,000	3,121,973
WellPoint Health Networks, Inc.(b) 2.940% 05/25/2005	2,991,000	2,985,138
WellPoint Health Networks, Inc.(b) 3.090% 06/21/2005	2,094,000	2,084,834
		128,769,832
TOTAL SHORT-TERM INVESTMENTS (Cost $138,322,923)		138,320,284
TOTAL INVESTMENTS - 107.9% (Cost $501,666,045)(e)		499,922,560
Other Assets/ (Liabilities) - (7.9%)		(36,460,243)
NET ASSETS - 100.0%		$463,462,317

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Denotes all or a portion of security on loan.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $72,753,989 or 15.7% of net assets.

(c)  A portion of this security is purchased on a forward commitment basis (Note 2).

(d)  Represents investments of security lending collateral. (Note 2).

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES - 100.0%
U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds - 35.2%
U.S. Treasury Inflation Index 1.625% 01/15/2015	$10,286,902	$10,322,263
U.S. Treasury Inflation Index 2.375% 01/15/2025	13,543,219	14,829,825
U.S. Treasury Inflation Index 3.375% 04/15/2032	3,861,536	5,231,175
U.S. Treasury Inflation Index 3.625% 04/15/2028	15,813,236	21,189,736
U.S. Treasury Inflation Index 3.875% 04/15/2029	16,053,707	22,500,273
Total U.S. Treasury Bonds		74,073,272
U.S. Treasury Notes - 64.8%
U.S. Treasury Inflation Index 0.875% 04/15/2010	8,976,795	8,856,870
U.S. Treasury Inflation Index 1.875% 07/15/2013	14,536,308	14,986,025
U.S. Treasury Inflation Index 2.000% 01/15/2014	15,263,537	15,854,999
U.S. Treasury Inflation Index 2.000% 07/15/2014	13,650,019	14,174,691
U.S. Treasury Inflation Index 3.000% 07/15/2012	17,071,943	18,995,204
U.S. Treasury Inflation Index 3.375% 01/15/2012	4,707,754	5,328,589
U.S. Treasury Inflation Index 3.500% 01/15/2011	8,564,862	9,636,808
U.S. Treasury Inflation Index 3.625% 01/15/2008	17,718,327	19,059,659
U.S. Treasury Inflation Index 3.875% 01/15/2009	16,893,062	18,687,949

	Principal Amount	Market Value
U.S. Treasury Inflation Index 4.250% 01/15/2010	$9,315,985	$10,658,069
Total U.S. Treasury Notes		136,238,863
TOTAL BONDS & NOTES (Cost $206,929,281)(a)		210,312,135
TOTAL INVESTMENTS - 100.0%
Other Assets/ (Liabilities) - 0.0%		(47,412)
NET ASSETS - 100.0%		$210,264,723

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES - 97.2%
ASSET BACKED SECURITIES - 1.9%
Capital Auto Receivables Asset Trust, Series 2003-1, Class A2A 2.270% 01/17/2006	$398,268	$398,206
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	10,724,661	10,543,349
Community Program Loan Trust Series 1987-A, Class A4 4.500% 10/01/2018	870,146	871,680
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4 6.190% 03/15/2030	1,017,942	1,040,666
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A 2.200% 07/17/2006	2,314,534	2,311,280
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	469,318	469,978
Oak Hill Credit Partners, Series 1A, Class A2 3.050% 09/12/2013	8,600,000	8,644,344
Travelers Funding Limited, Series 1A, Class A1(a) 6.300% 02/18/2014	1,986,195	2,027,905
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	4,719,135	4,710,701
TOTAL ASSET BACKED SECURITIES (Cost $30,841,497)		31,018,109
CORPORATE DEBT - 48.1%
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	1,035,000	944,437
Ahold Finance USA, Inc. 6.875% 05/01/2029	3,680,000	3,367,200

	Principal Amount	Market Value
Albertson's, Inc. 7.500% 02/15/2011	$100,000	$110,558
Alcan Aluminum Limited 6.250% 11/01/2008	2,023,000	2,142,760
Alliance Pipeline LP(a) 6.996% 12/31/2019	1,692,758	1,939,816
Allied Waste North America, Inc. 8.875% 04/01/2008	935,000	960,712
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	1,400,000	1,228,500
American General Finance Corp. 5.875% 07/14/2006	3,769,000	3,853,135
American Greetings Corp. 6.100% 08/01/2028	6,995,000	7,222,337
American Honda Finance Corp.(a) 3.850% 11/06/2008	3,322,000	3,262,277
American Standard, Inc. 7.375% 02/01/2008	1,250,000	1,341,746
American Standard, Inc. 7.625% 02/15/2010	3,290,000	3,698,908
Ametek, Inc. 7.200% 07/15/2008	6,320,000	6,784,571
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	3,489,000	3,540,452
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	4,101,000	4,816,629
Appalachian Power Co., Series G 3.600% 05/15/2008	2,442,000	2,383,053
Aramark Services, Inc. 7.000% 07/15/2006	910,000	936,483
Aramark Services, Inc. 7.000% 05/01/2007	171,000	179,089
Aramark Services, Inc. 7.100% 12/01/2006	1,820,000	1,896,569
Aramark Services, Inc. 8.150% 05/01/2005	1,573,000	1,573,000
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	5,000,000	5,076,190
AT&T Corp. 6.000% 03/15/2009	16,000	16,700

	Principal Amount	Market Value
Australian Gas Light Co. Limited(a) 6.400% 04/15/2008	$3,470,000	$3,655,062
Avnet, Inc. 8.000% 11/15/2006	77,000	80,850
Bank of America Corp. 3.250% 08/15/2008	4,495,000	4,354,149
Bank of America Corp. 4.250% 10/01/2010	1,550,000	1,536,310
Bank One Corp. 6.000% 08/01/2008	2,428,000	2,548,905
Barrick Gold Corp. 7.500% 05/01/2007	3,237,000	3,433,975
Bausch & Lomb, Inc. 7.125% 08/01/2028	3,295,000	3,531,864
Belo Corp. 8.000% 11/01/2008	2,765,000	3,025,692
Blyth, Inc. 7.900% 10/01/2009	2,335,000	2,585,202
Boeing Capital Corp. 5.800% 01/15/2013	635,000	675,590
Bombardier Capital, Inc.(a) 6.125% 06/29/2006	1,145,000	1,146,431
Bombardier Capital, Inc.(a) (b) 6.750% 05/01/2012	1,265,000	1,138,500
Boston Scientific Corp. 5.450% 06/15/2014	100,000	103,701
BRE Properties, Inc. 7.450% 01/15/2011	2,023,000	2,298,359
Briggs & Stratton Corp. 7.250% 09/15/2007	700,000	742,000
Briggs & Stratton Corp. 8.875% 03/15/2011	7,000,000	8,050,000
British Telecom PLC 7.875% 12/15/2005	8,230,000	8,436,203
Buckeye Partners LP 4.625% 07/15/2013	2,023,000	1,972,352
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	3,135,000	3,624,417
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	7,025,000	7,509,936
Cabot Corp.(a) 5.250% 09/01/2013	3,267,000	3,276,177
Capital One Bank, Series BKNT 8.250% 06/15/2005	2,023,000	2,033,851

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Capitol Records, Inc.(a) 8.375% 08/15/2009	$3,561,000	$3,845,880
Carlisle Companies, Inc. 6.700% 05/15/2008	3,641,000	3,847,383
Carlisle Companies, Inc. 7.250% 01/15/2007	1,000,000	1,045,529
Carolina Power & Light Co. 6.125% 09/15/2033	40,000	43,089
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	5,515,000	5,449,962
Cendant Corp. 6.875% 08/15/2006	809,000	836,459
Centerpoint Energy, Inc., Series B(b) 5.875% 06/01/2008	5,439,000	5,629,213
Certegy, Inc. 4.750% 09/15/2008	1,133,000	1,149,242
Champion International Corp. 6.400% 02/15/2026	2,023,000	2,113,369
Chemed Corp. 8.750% 02/24/2011	2,825,000	3,051,000
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	2,196,000	2,242,437
Cingular Wireless 5.625% 12/15/2006	647,000	660,538
CIT Group, Inc. 3.650% 11/23/2007	4,000,000	3,932,228
CIT Group, Inc. 4.125% 02/21/2006	1,295,000	1,299,780
CIT Group, Inc. 7.375% 04/02/2007	2,212,000	2,338,967
Citigroup, Inc. 6.750% 12/01/2005	14,161,000	14,415,756
Citigroup, Inc. 7.250% 10/01/2010	149,904	168,883
Clear Channel Communications, Inc. 3.125% 02/01/2007	5,000,000	4,853,500
Clear Channel Communications, Inc. 4.250% 05/15/2009	55,000	52,743
CNF, Inc. 8.875% 05/01/2010	2,023,000	2,350,967
Colonial Pipeline Co.(a) 7.630% 04/15/2032	1,813,000	2,415,605
Comcast Cable Communications, Inc. 5.850% 01/15/2010	1,250,000	1,313,836

	Principal Amount	Market Value
Comcast Cable Communications, Inc. 6.200% 11/15/2008	$5,175,000	$5,463,289
Comcast Cable Communications, Inc. 6.375% 01/30/2006	2,444,000	2,485,335
Comcast Cable Communications, Inc. 8.375% 05/01/2007	2,023,000	2,180,426
Comcast Cable Communications, Inc. 8.375% 03/15/2013	132,000	160,250
Cominco Limited 6.875% 02/15/2006	2,428,000	2,478,226
Consolidated Edison Co. of New York, Inc. 6.150% 07/01/2008	75,000	79,142
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	3,831,000	4,148,111
Constellation Brands, Inc. 8.000% 02/15/2008	1,100,000	1,144,000
Cooper Industries Limited 5.250% 07/01/2007	4,046,000	4,129,465
Countrywide Home Loans, Inc. 3.250% 05/21/2008	5,080,000	4,905,558
Cox Communications, Inc.(a) 4.625% 01/15/2010	6,030,000	5,940,684
Cox Communications, Inc. 6.750% 03/15/2011	215,000	232,274
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	4,825,000	4,781,474
CSX Corp. 6.250% 10/15/2008	3,501,000	3,704,769
CSX Corp. 7.250% 05/01/2027	3,237,000	3,879,836
DaimlerChrysler NA Holding Corp. 4.050% 06/04/2008	4,750,000	4,575,670
DaimlerChrysler NA Holding Corp. 4.125% 03/07/2007	9,915,000	9,756,955
Delhaize America, Inc. 9.000% 04/15/2031	2,910,000	3,428,638
Deutsche Telekom International Finance BV 8.250% 06/15/2005	3,544,000	3,563,889

	Principal Amount	Market Value
Diageo Finance BV 3.000% 12/15/2006	$2,426,000	$2,384,035
Dominion Resources, Inc. 7.195% 09/15/2014	1,800,000	2,075,956
Dover Corp. 6.250% 06/01/2008	1,618,000	1,724,045
Dow Jones & Co., Inc. 3.875% 02/15/2008	4,625,000	4,600,358
DPL, Inc. 8.250% 03/01/2007	2,525,000	2,676,500
Duke Energy Field Services Corp.(c) 7.875% 08/16/2010	4,046,000	4,636,542
Ecolab, Inc. 6.875% 02/01/2011	120,000	131,800
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	1,802,000	1,839,399
Elwood Energy LLC 8.159% 07/05/2026	1,205,614	1,359,329
Emerald Investment Grade CBO Limited(a) 3.090% 05/24/2011	2,214,015	2,214,707
Entergy Gulf States, Inc. 5.250% 08/01/2015	9,835,000	9,743,308
Enterprise Products Operating LP 7.500% 02/01/2011	2,775,000	3,088,289
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	1,745,000	1,713,149
EOP Operating LP 6.750% 02/15/2008	3,400,000	3,601,334
Equifax, Inc. 4.950% 11/01/2007	1,741,000	1,774,035
ERAC USA Finance Co.(a) 6.625% 05/15/2006	1,457,000	1,486,023
ERAC USA Finance Co.(a) 6.700% 06/01/2034	3,688,000	4,156,133
ERAC USA Finance Co.(a) 6.750% 05/15/2007	3,641,000	3,809,731
ERAC USA Finance Co.(a) 7.950% 12/15/2009	40,000	45,632
First Brands Corp., Series B 7.250% 03/01/2007	125,000	131,813
First Industrial LP 7.000% 12/01/2006	1,821,000	1,882,127
First Industrial LP 7.600% 05/15/2007	2,473,000	2,622,799

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FirstEnergy Corp., Series A 5.500% 11/15/2006	$2,454,000	$2,499,392
FirstEnergy Corp., Series B 6.450% 11/15/2011	99,000	106,325
Fiserv, Inc. 4.000% 04/15/2008	30,000	29,540
Ford Motor Co. 6.375% 02/01/2029	2,731,000	2,030,389
Ford Motor Co. 6.625% 02/15/2028	2,445,000	1,872,831
Forte CDO (Cayman) Limited Series A3-A(a) 7.011% 04/12/2013	1,214,000	1,297,766
Foster's Finance Corp.(a) 6.875% 06/15/2011	955,000	1,054,729
France Telecom SA 8.750% 03/01/2031	2,172,000	2,940,525
Franklin Resources, Inc. 3.700% 04/15/2008	3,878,000	3,838,297
Fred Meyer, Inc. 7.450% 03/01/2008	1,140,000	1,224,533
General Mills, Inc. 2.625% 10/24/2006	15,907,000	15,589,512
General Mills, Inc. 8.900% 06/15/2006	1,821,000	1,913,505
General Motors Acceptance Corp. 6.150% 04/05/2007	8,045,000	7,890,214
General Motors Acceptance Corp.(c) 6.875% 09/15/2011	5,096,000	4,464,702
General Motors Acceptance Corp. 7.750% 01/19/2010	125,000	117,818
General Motors Corp.(b) 8.375% 07/15/2033	4,533,000	3,450,429
Georgia Gulf Corp. 7.625% 11/15/2005	1,350,000	1,366,875
Georgia-Pacific Corp. 8.875% 05/15/2031	1,034,000	1,187,807
Glencore Funding LLC(a) 6.000% 04/15/2014	2,550,000	2,415,314
Goldman Sachs Group LP 5.000% 10/01/2014	3,150,000	3,125,994
Goldman Sachs Group, Inc. 5.150% 01/15/2014	50,000	50,325
Goldman Sachs Group, Inc., Series B 2.850% 10/27/2006	100,000	98,237
Goodrich (B.F.) Co. 7.500% 04/15/2008	3,480,000	3,778,887

	Principal Amount	Market Value
GTECH Holdings Corp.(a) 4.500% 12/01/2009	$1,300,000	$1,282,527
Gulf South Pipeline Co., LP(a) 5.050% 02/01/2015	950,000	959,375
Harrah's Operating Co., Inc. 5.500% 07/01/2010	1,740,000	1,779,113
HCA, Inc. 6.950% 05/01/2012	2,060,000	2,147,400
Hershey Foods Corp.(c) 7.200% 08/15/2027	4,399,000	5,571,844
Hilton Hotels Corp.(b) 7.200% 12/15/2009	345,000	377,389
Hilton Hotels Corp. 7.625% 05/15/2008	1,897,000	2,053,823
Homer City Funding LLC 8.734% 10/01/2026	954,336	1,083,171
Household Finance Corp. 4.125% 12/15/2008	3,863,000	3,818,491
Household Finance Corp. 6.375% 10/15/2011	732,000	797,114
Hughes Supply, Inc.(a) 5.500% 10/15/2014	5,280,000	5,203,488
Humana, Inc.(c) 7.250% 08/01/2006	4,146,000	4,290,799
IBM Canada Credit Services Corp.(a) 3.750% 11/30/2007	1,214,000	1,198,506
ICI Wilmington, Inc. 7.050% 09/15/2007	1,618,000	1,705,519
Idex Corp. 6.875% 02/15/2008	3,581,000	3,776,870
International Flavors & Fragrances, Inc. 6.450% 05/15/2006	3,034,000	3,104,704
International Paper Co. 3.800% 04/01/2008	8,545,000	8,384,952
Interpool, Inc. 7.350% 08/01/2007	1,618,000	1,654,405
Ipalco Enterprises, Inc. 8.375% 11/14/2008	5,000,000	5,375,000
iStar Financial, Inc. REIT 7.000% 03/15/2008	1,565,000	1,661,626
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	770,000	763,296
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	1,475,000	1,464,706
J.C. Penney Co., Inc. 7.950% 04/01/2017	1,080,000	1,190,700

	Principal Amount	Market Value
Jefferies Group, Inc. 7.500% 08/15/2007	$2,053,000	$2,200,832
John Deere Capital Corp. 5.125% 10/19/2006	50,000	50,836
Jones Apparel Group, Inc. 7.875% 06/15/2006	2,428,000	2,506,876
JP Morgan Chase & Co. 3.125% 12/11/2006	5,408,000	5,338,972
Kellwood Co. 7.625% 10/15/2017	555,000	589,219
Kellwood Co. 7.875% 07/15/2009	1,065,000	1,157,777
Kennametal, Inc. 7.200% 06/15/2012	4,440,000	4,938,949
Kern River Funding Corp.(a) 4.893% 04/30/2018	3,824,808	3,856,898
KeySpan Gas East Corp., Series MTNA 6.900% 01/15/2008	675,000	720,712
Kimco Realty Corp., Series MTNB 7.860% 11/01/2007	3,200,000	3,468,848
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	3,593,000	3,649,529
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	900,000	952,357
Kinder Morgan Energy Partners LP 7.125% 03/15/2012	65,000	73,409
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	1,669,878	1,654,081
Kroger Co. (The) 6.750% 04/15/2012	4,264,000	4,695,231
Lafarge Corp. 6.375% 07/15/2005	1,618,000	1,626,226
Leucadia National Corp. 7.000% 08/15/2013	2,495,000	2,495,000
Leucadia National Corp. 7.750% 08/15/2013	2,023,000	2,103,920
Liberty Media Corp. 3.500% 09/25/2006	10,685,000	10,563,576
Lubrizol Corp. 4.625% 10/01/2009	2,925,000	2,899,038
Lubrizol Corp. 5.875% 12/01/2008	1,763,000	1,823,906
Marriott International, Inc., Series E 7.000% 01/15/2008	5,676,000	6,046,785

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Masco Corp. 6.750% 03/15/2006	$4,176,000	$4,281,345
May Department Stores Co. (The) 3.950% 07/15/2007	1,720,000	1,703,414
Meritor Automotive, Inc. 6.800% 02/15/2009	3,000,000	2,767,500
Merrill Lynch & Co., Inc. 2.940% 01/30/2006	15,639,000	15,569,141
MGM Mirage 6.000% 10/01/2009	1,500,000	1,479,375
MGM Mirage 6.750% 09/01/2012	3,500,000	3,500,000
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	5,820,000	5,639,149
MidAmerican Energy Holdings Co. 5.125% 01/15/2013	75,000	76,533
Miller (Herman), Inc. 7.125% 03/15/2011	2,473,000	2,737,868
Miller Brewing Co.(a) 4.250% 08/15/2008	1,725,000	1,707,891
Millipore Corp. 7.500% 04/01/2007	3,034,000	3,190,090
Mobil Corp.(c) 8.625% 08/15/2021	3,641,000	5,179,643
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	1,805,000	2,044,884
Monongahela Power Co. 6.700% 06/15/2014	1,825,000	1,993,457
National Rural Utilities Cooperative Finance Corp. 3.250% 10/01/2007	1,274,000	1,244,013
National Rural Utilities Cooperative Finance Corp. 4.375% 10/01/2010	50,000	49,829
Navistar International Corp.(b) 7.500% 06/15/2011	3,010,000	2,844,450
Nevada Power Co.(a) 5.875% 01/15/2015	2,400,000	2,328,000
Newell Rubbermaid, Inc. 4.000% 05/01/2010	1,843,000	1,793,351
News America Holdings, Inc. 6.750% 01/09/2038	1,618,000	1,807,338
News America Holdings, Inc. 8.875% 04/26/2023	2,163,000	2,815,545

	Principal Amount	Market Value
Nexen, Inc. 5.875% 03/10/2035	$1,860,000	$1,792,997
Nextel Communications, Inc. 5.950% 03/15/2014	935,000	946,687
Nisource Finance Corp. 3.200% 11/01/2006	2,243,000	2,212,917
Norfolk Southern Corp. 6.000% 04/30/2008	2,330,000	2,435,111
Norfolk Southern Corp. 7.250% 02/15/2031	120,000	146,867
Norfolk Southern Corp. 7.350% 05/15/2007	425,000	450,681
North Finance (Bermuda) Limited(a) 7.000% 09/15/2005	1,618,000	1,630,408
Northern Natural Gas Co.(a) 7.000% 06/01/2011	809,000	904,585
Northwestern Corp.(a) 5.875% 11/01/2014	2,160,000	2,194,839
Oak Hill Securities Fund II(a) 8.920% 10/15/2006	2,270,000	2,341,505
OAO Gazprom(a) 9.625% 03/01/2013	3,415,000	4,004,087
Pacific Bell 6.125% 02/15/2008	1,600,000	1,673,072
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	2,070,000	2,157,975
Pacific Gas & Electric Co. 6.050% 03/01/2034	2,580,000	2,756,846
Park Place Entertainment Corp. 7.000% 04/15/2013	1,618,000	1,751,485
Park Place Entertainment Corp. 7.500% 09/01/2009	1,760,000	1,918,400
Park Place Entertainment Corp. 8.500% 11/15/2006	445,000	469,475
Pearson, Inc.(a) 7.375% 09/15/2006	700,000	730,656
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	1,722,000	1,873,476
Pilgrims Pride Corp. 9.625% 09/15/2011	550,000	600,875
Plains All American Pipeline Co. 5.625% 12/15/2013	2,405,000	2,485,212

	Principal Amount	Market Value
Precision Castparts Corp. 5.600% 12/15/2013	$1,906,000	$1,947,658
Premcor Refining Group (The), Inc. 6.750% 05/01/2014	1,210,000	1,261,425
Qwest Corp.(a) 9.125% 03/15/2012	1,747,000	1,851,820
Raytheon Co. 6.500% 07/15/2005	655,000	658,764
Republic Services, Inc. 6.750% 08/15/2011	85,000	94,337
Rogers Cable, Inc. 5.500% 03/15/2014	2,000,000	1,770,000
Rogers Wireless Communications, Inc. 6.135% 12/15/2010	1,020,000	1,048,050
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	1,700,000	1,627,750
Ryder System, Inc. 6.600% 11/15/2005	3,140,000	3,184,582
Sealed Air Corp.(a) 6.875% 07/15/2033	985,000	1,091,311
Sears Roebuck Acceptance Corp. 6.750% 08/15/2011	183,216	191,183
Shaw Communications, Inc. 8.250% 04/11/2010	4,115,000	4,505,925
Simon Property Group LP 6.875% 11/15/2006	1,264,000	1,311,140
Simon Property Group LP 7.375% 01/20/2006	3,115,000	3,191,651
SLM Corp. 5.000% 10/01/2013	5,010,000	5,038,141
SLM Corp. 5.625% 08/01/2033	1,435,000	1,473,966
Smithfield Foods, Inc. 7.000% 08/01/2011	4,170,000	4,263,825
Sony Capital Corp.(a) 4.950% 11/01/2006	2,739,000	2,779,447
Sprint Capital Corp. 6.900% 05/01/2019	1,503,000	1,679,451
Sprint Capital Corp. 7.125% 01/30/2006	809,000	826,572
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	2,565,000	2,811,881
Steelcase, Inc. 6.375% 11/15/2006	5,913,000	6,027,482
SuperValu, Inc.(c) 7.875% 08/01/2009	5,664,000	6,277,643

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Tampa Electric Co. 5.375% 08/15/2007	$3,480,000	$3,562,406
TCI Communications, Inc. 6.875% 02/15/2006	1,134,000	1,175,403
Tele-Communications- TCI Group 9.800% 02/01/2012	170,000	216,598
Temple-Inland, Inc. 7.875% 05/01/2012	1,100,000	1,263,588
Temple-Inland, Inc., Series MTND(c) 8.125% 12/15/2006	4,305,000	4,456,691
Tenaska Oklahoma(a) 6.528% 12/30/2014	1,970,372	2,003,415
Textron Financial Corp., Series E 2.690% 10/03/2006	4,129,000	4,043,199
TGT Pipeline LLC(a) 5.500% 02/01/2017	1,550,000	1,582,105
Thomas & Betts Corp. 6.500% 01/15/2006	1,600,000	1,624,798
Thomas & Betts Corp., Series MTNB 6.390% 02/10/2009	1,150,000	1,197,389
Thomson Corp. (The) 6.200% 01/05/2012	2,144,000	2,324,478
Time Warner Companies, Inc. 7.750% 06/15/2005	2,266,000	2,277,101
Time Warner, Inc. 6.150% 05/01/2007	3,895,000	4,035,793
Timken Co. 5.750% 02/15/2010	3,615,000	3,736,471
Timken Co., Series A 6.750% 08/21/2006	2,343,000	2,397,083
Toro Co. 7.800% 06/15/2027	4,121,000	4,841,833
Tosco Corp. 7.250% 01/01/2007	150,000	157,147
Trains 5-2002(a) 5.936% 01/25/2007	3,449,377	3,510,362
Trains 10-2002(a) 6.962% 01/15/2012	3,214,608	3,491,450
TransAlta Corp. 5.750% 12/15/2013	4,922,000	5,106,693
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	5,869,000	7,087,328
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	2,194,000	2,347,383

	Principal Amount	Market Value
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144% 07/31/2033	$2,443,000	$2,903,505
TTX Co.(a) 4.500% 12/15/2010	5,260,000	5,078,398
TXU Corp.(a) 5.550% 11/15/2014	1,090,000	1,050,705
TXU Corp.(a) 6.500% 11/15/2024	1,185,000	1,169,632
TXU Corp.(a) 6.550% 11/15/2034	790,000	777,910
Tyco International Group SA 6.375% 02/15/2006	3,575,000	3,643,225
Tyco International Group SA 6.375% 10/15/2011	2,480,000	2,687,502
Tyson Foods, Inc. 8.250% 10/01/2011	1,350,000	1,585,250
Union Pacific Corp. 6.400% 02/01/2006	4,000,000	4,071,020
United Air Lines, Inc., Series 91B(d) (e) 10.110% 02/19/2006	501,793	184,409
US Airways, Inc. Class B(d) (e) 7.500% 04/15/2008	1,087,971	0
USA Interactive 7.000% 01/15/2013	4,260,000	4,522,833
Verizon Global Funding Corp.(b) 4.375% 06/01/2013	920,000	894,469
Verizon Global Funding Corp. 7.750% 12/01/2030	2,080,000	2,588,181
Verizon Global Funding Corp. Series MTNA(c) 7.600% 03/15/2007	4,046,000	4,290,415
Verizon Virginia, Inc. Series A 4.625% 03/15/2013	50,000	48,433
VF Corp. 8.100% 10/01/2005	1,416,000	1,440,985
Virginia Electric and Power Co. 5.375% 02/01/2007	2,385,000	2,431,510
Vulcan Materials Co. 6.000% 04/01/2009	3,237,000	3,428,740
Walt Disney Co. (The) 6.750% 03/30/2006	3,156,000	3,237,374
Washington Mutual, Inc. 2.400% 11/03/2005	7,605,000	7,557,499

	Principal Amount	Market Value
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	$4,010,000	$4,597,116
WellPoint Health Networks, Inc. 6.375% 06/15/2006	3,690,000	3,782,054
Wells Fargo 4.125% 03/10/2008	2,700,000	2,694,354
Westvaco Corp. 8.400% 06/01/2007	785,000	844,047
Williams Gas Pipelines Central, Inc.(a) 7.375% 11/15/2006	2,225,000	2,324,720
Wisconsin Electric Power 3.500% 12/01/2007	3,400,000	3,342,567
WPP Finance (USA) Corp. 6.625% 07/15/2005	2,650,000	2,661,989
XTO Energy, Inc. 4.900% 02/01/2014	4,100,000	4,056,655
York International Corp. 6.625% 08/15/2006	1,942,000	2,001,435
TOTAL CORPORATE DEBT (Cost $786,670,884)		793,708,412
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	7,501,439	7,374,674
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	2,183,004	2,488,625
Asset Securitization Corp., Series 1995-MD4, Class A1(c) 7.100% 08/13/2029	1,036,522	1,055,950
Bank of America Large Loan, Series 2001-FMA, Class A2(a) 6.490% 12/13/2016	1,537,000	1,679,119
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.611% 08/25/2034	3,477,367	3,466,001
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.035% 07/25/2034	7,411,843	7,299,513

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Chase Commercial Mortgage Securities Corp., Series 1996-1, Class A2 7.600% 07/18/2028	$30,064	$30,517
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.726% 09/25/2033	3,240,080	3,226,037
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.233% 02/25/2034	2,741,332	2,740,887
CS First Boston Mortgage Securities Corp., Series 1997-C2, Class A2 6.520% 01/17/2035	30,352	30,828
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960% 11/11/2030	478,290	485,650
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	2,634,157	2,620,607
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	4,430,185	4,315,318
FedEx Corp., Series 1997-1, Class A 7.500% 01/15/2018	86,302	100,219
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	813,773	820,132
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	134,468	136,135
GSR Mortgage Loan Trust, Series 2004-9 4.645% 08/25/2034	5,452,270	5,479,066

	Principal Amount	Market Value
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.742% 08/25/2034	$8,172,924	$8,239,584
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2 6.507% 10/15/2035	400,000	424,544
MASTR Asset Securitization Trust, Series 2002-6, Class 6A1 6.500% 10/25/2032	847,234	848,096
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	11,964,069	11,761,269
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	729,650	738,315
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.280% 07/25/2033	1,850,685	1,852,061
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.117% 02/25/2034	1,584,081	1,576,725
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1(a) 6.148% 02/03/2011	2,193,652	2,303,630
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.232% 02/25/2034	730,079	735,419
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(a) 6.920% 02/03/2014	2,428,000	2,627,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.020% 03/25/2034	6,102,599	6,109,054

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	$2,280,899	$2,310,064
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	7,495,790	7,478,460
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	2,043,529	2,201,333
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	5,517,941	5,643,467
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	2,405,914	2,478,828
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	14,698,669	14,450,223
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.277% 01/25/2035	11,186,055	11,093,865
Washington Mutual, Inc., Series 2004-AR2, Class A 3.571% 04/25/2044	8,922,384	9,014,071
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10(f) 4.110% 05/25/2035	10,400,000	10,287,875
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.255% 09/25/2034	8,931,066	8,781,833
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.596% 12/25/2034	11,040,257	11,013,278
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $165,702,399)		165,318,537

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SOVEREIGN DEBT OBLIGATIONS - 0.2%
United Mexican States 6.625% 03/03/2015	$1,350,000	$1,427,625
United Mexican States 8.300% 08/15/2031	2,023,000	2,369,439
United Mexican States 8.375% 01/14/2011	50,000	57,225
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,608,328)		3,854,289
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%
Federal Home Loan Mortgage Corporation (FHLMC) - 4.1%
Collateralized Mortgage Obligations - 0.3%
FHLMC Series 1337, Class D 6.000% 08/15/2007	95,640	95,640
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	3,767,290	3,931,092
FHLMC, Series W067, Class A 6.420% 12/01/2005	567,736	575,143
Total Collateralized Mortgage Obligations		4,601,875
Pass-Through Securities - 3.8%
FHLMC 4.250% 07/15/2009	11,875,000	11,934,988
FHLMC 4.500% 10/01/2018	335,797	333,239
FHLMC 5.500% 11/01/2031- 06/01/2033	8,332,054	8,439,860
FHLMC 6.000% 06/01/2016- 02/01/2018	1,698,297	1,762,514
FHLMC 6.500% 05/01/2016- 07/01/2017	2,647,952	2,774,876
FHLMC 6.625% 09/15/2009	25,110,000	27,514,845
FHLMC 7.000% 07/01/2029- 10/01/2031	2,381,350	2,515,922
FHLMC 7.500% 06/01/2015- 01/01/2031	1,436,800	1,540,001
FHLMC 8.000% 03/01/2015- 08/01/2015	1,527,049	1,603,342

	Principal Amount	Market Value
FHLMC 8.250% 05/01/2017	$162,375	$172,552
FHLMC 8.500% 11/01/2025	205,333	224,614
FHLMC 9.000% 03/01/2017	19,753	21,070
FHLMC TBA(f) 5.000% 05/01/2020	4,600,000	4,634,141
Total Pass-Through Securities		63,471,964
Total Federal Home Loan Mortgage Corporation (FHLMC)		68,073,839
Federal National Mortgage Association (FNMA) - 10.3%
Collateralized Mortgage Obligations - 0.2%
FNMA Series 1989-20, Class A 6.750% 04/25/2018	2,270,796	2,372,014
Pass-Through Securities - 10.1%
FNMA 3.875% 11/17/2008	16,000,000	15,820,947
FNMA 4.500% 09/01/2018	163,548	162,225
FNMA 4.625% 10/15/2013	16,000,000	16,131,149
FNMA 5.000% 03/01/2018	145,952	147,355
FNMA 5.500% 11/01/2016- 11/01/2033	911,209	926,923
FNMA 6.000% 05/01/2011	61,076	63,395
FNMA 6.420% 11/01/2008	4,729,439	5,008,013
FNMA 6.500% 05/01/2017	1,284,693	1,348,275
FNMA 7.000% 12/01/2029- 07/01/2032	546,807	577,875
FNMA 7.500% 09/01/2029- 10/01/2031	668,941	716,863
FNMA 8.000% 05/01/2013- 09/01/2031	1,791,065	1,944,036
FNMA 8.500% 08/01/2026	353,878	387,664
FNMA TBA(f) 4.500% 05/01/2020	40,600,000	40,165,454
FNMA TBA(f) 5.000% 06/01/2035	33,400,000	32,995,546

	Principal Amount	Market Value
FNMA TBA(f) 5.500% 05/01/2035	$50,270,000	$50,756,991
Total Pass-Through Securities		167,152,711
Total Federal National Mortgage Association (FNMA)		169,524,725
Government National Mortgage Association (GNMA) - 3.0%
Pass-Through Securities
GNMA 6.000% 06/15/2011- 02/15/2032	7,489,478	7,765,472
GNMA 6.500% 09/15/2023- 09/15/2031	3,485,843	3,664,955
GNMA 7.000% 08/15/2023- 08/15/2032	3,764,757	3,997,914
GNMA 7.250% 07/20/2021- 07/20/2022	1,704,047	1,808,908
GNMA 7.500% 06/15/2011- 09/15/2023	818,789	878,931
GNMA 8.000% 11/15/2005- 11/15/2030	951,497	1,031,667
GNMA 8.500% 08/15/2030	17,459	19,000
GNMA 9.000% 04/15/2009- 10/15/2009	5,642	5,998
GNMA TBA(f) 5.000% 05/01/2035	12,460,000	12,438,584
GNMA TBA(f) 5.500% 05/01/2035	16,650,000	16,934,872
Total Pass-Through Securities		48,546,301
Other Agencies - 0.1%
Pass-Through Securities
New Valley Generation IV 4.687% 01/15/2022	2,079,725	2,110,838
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $286,099,270)		288,255,703
U.S. TREASURY OBLIGATIONS - 19.5%
U.S. Treasury Bonds - 6.2%
U.S. Treasury Bond 6.125% 11/15/2027	12,947,000	15,673,962
U.S. Treasury Bond(c) 6.125% 08/15/2029	31,645,000	38,621,735

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
U.S. Treasury Bond 6.875% 08/15/2025	$6,555,000	$8,498,967
U.S. Treasury Bond(c) 7.125% 02/15/2023	3,520,000	4,597,450
U.S. Treasury Bond(c) 7.500% 11/15/2016	8,092,000	10,395,691
U.S. Treasury Bond(c) 8.875% 08/15/2017	17,641,000	25,130,155
Total U.S. Treasury Bonds		102,917,960
U.S. Treasury Notes - 13.3%
U.S. Treasury Note 3.375% 11/15/2008	34,786,000	34,313,126
U.S. Treasury Note 3.375% 10/15/2009	5,974,000	5,854,987
U.S. Treasury Note(b) 4.000% 02/15/2014	77,269,000	76,387,654
U.S. Treasury Note 5.000% 02/15/2011	63,132,000	66,525,345
U.S. Treasury Note 5.000% 08/15/2011	34,159,000	36,069,769
Total U.S. Treasury Notes		219,150,881
TOTAL U.S. TREASURY OBLIGATIONS (Cost $312,721,808)		322,068,841
TOTAL BONDS & NOTES (Cost $1,585,644,186)		1,604,223,891
SHORT-TERM INVESTMENTS - 23.0%
Cash Equivalents - 10.6%(g)
American Beacon Money Market Fund	2,629,537	2,629,537
Bank of America Bank Note 2.770% 06/01/2005	4,811,341	4,811,341
Bank of America Bank Note 2.770% 07/18/2005	2,590,722	2,590,722
Bank of America Bank Note 2.800% 06/09/2005	2,590,722	2,590,722
Bank of America Bank Note 2.820% 05/16/2005	3,701,032	3,701,032
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	3,410,970	3,410,970
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	3,518,012	3,518,012

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	$1,480,413	$1,480,413
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	3,701,032	3,701,032
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	3,701,032	3,701,032
BGI Institutional Money Market Fund	14,717,323	14,717,323
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	2,590,722	2,590,722
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	740,206	740,206
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	1,850,516	1,850,516
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	1,837,471	1,837,471
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	7,402,064	7,402,064
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	1,480,413	1,480,413
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	7,402,064	7,402,064
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	2,220,619	2,220,619
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	3,079,376	3,079,376
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	2,093,404	2,093,404
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	5,173,188	5,173,188
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	2,960,825	2,960,825
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	3,701,032	3,701,032

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	$2,590,722	$2,590,722
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	2,612,334	2,612,334
Freddie Mac Discount Note 2.730% 05/02/2005	1,905,082	1,905,082
Freddie Mac Discount Note 2.740% 05/03/2005	5,572,310	5,572,310
General Electric Capital Corp. 2.910% 05/23/2005	1,850,516	1,850,516
General Electric Capital Corp. 2.940% 06/03/2005	5,144,266	5,144,266
General Electric Capital Corp. 2.970% 06/10/2005	1,927,597	1,927,597
Goldman Sachs Financial Square Prime Obligations Money Market Fund	740,206	740,206
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	1,850,516	1,850,516
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	5,299,727	5,299,727
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	2,590,722	2,590,722
Merrill Lynch Premier Institutional Money Market Fund	3,542,020	3,542,020
Merrimac Cash Fund, Premium Class	7,214,968	7,214,968
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	7,402,064	7,402,064
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	2,989,402	2,989,402
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	7,402,064	7,402,064
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	3,701,032	3,701,032

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	$1,496,585	$1,496,585
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	370,103	370,103
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	1,480,413	1,480,413
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	5,233,793	5,233,793
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	1,480,413	1,480,413
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	2,043,100	2,043,100
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	1,254,304	1,254,304
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	2,680,703	2,680,703
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	1,872,158	1,872,158
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	3,434,737	3,434,737
		175,065,893
Commercial Paper - 12.4%
Alcoa Inc. 2.860% 05/09/2005	8,068,000	8,062,231
Becton, Dickinson & Co. 2.850% 05/17/2005	7,207,000	7,197,300
Bemis Co. 2.930% 05/19/2005	8,000,000	7,987,629
Burlington Northern Santa Fe Corp.(a) 2.890% 05/13/2005	10,000,000	9,989,564
CVS Corp.(a) 2.920% 05/10/2005	1,408,000	1,406,858
CVS Corp.(a) 2.950% 05/12/2005	6,000,000	5,994,100
DaimlerChrysler North America Holding Corp. 3.070% 05/20/2005	10,000,000	9,982,944
Deluxe Corp.(a) 2.920% 05/10/2005	8,222,000	8,215,331

	Principal Amount	Market Value
Deluxe Corp.(a) 3.020% 05/25/2005	$5,988,000	$5,975,442
Dominion Resources, Inc.(a) 2.860% 05/03/2005	2,114,000	2,113,496
Dow Jones & Co., Inc.(a) 2.900% 05/11/2005	5,165,000	5,160,423
Dow Jones & Co., Inc.(a) 3.060% 06/20/2005	6,133,000	6,106,413
Elsevier Finance SA(a) 2.980% 05/24/2005	13,400,000	13,373,379
ITT Industries, Inc.(a) 3.000% 05/27/2005	12,684,000	12,655,461
John Deere Capital Co. 2.860% 05/05/2005	7,000,000	6,997,219
Mattel, Inc. 2.860% 05/04/2005	9,861,000	9,857,866
National Rural Utilities Cooperative Finance Corp. 3.000% 06/06/2005	9,051,000	9,023,093
Pearson Holdings, Inc. 3.070% 06/21/2005	9,659,000	9,616,168
Praxair, Inc. 2.840% 05/06/2005	8,916,000	8,911,780
Reed Elsevier(a) 2.850% 05/02/2005	6,560,000	6,558,961
Sara Lee Corp.(a) 2.900% 05/18/2005	10,000,000	9,985,500
South Carolina Electric & Gas Co. 2.910% 05/31/2005	9,395,000	9,371,458
Textron Financial Corp. 2.980% 05/23/2005	12,748,000	12,723,729
Walt Disney Co. (The) 2.850% 05/16/2005	8,565,000	8,554,151
WellPoint, Inc.(a) 3.050% 05/26/2005	9,804,000	9,782,404
		205,602,900
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		380,668,793
TOTAL INVESTMENTS - 120.2% (Cost $1,966,312,979)(h)		1,984,892,684
Other Assets/ (Liabilities) - (20.2%)		(334,167,350)
NET ASSETS - 100.0%		$1,650,725,334

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $215,796,201 or 13.1% of net assets.

(b)  Denotes all or a portion of security on loan.

(c)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(d)  Non-income producing security.

(e)  Security is currently in default.

(f)  A portion of this security is purchased on a forward commitment basis (Note 2).

(g)  Represents investments of security lending collateral. (Note 2).

(h)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 0.0%
Financial Services - 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$3,445
Telephone Utilities - 0.0%
Global Crossing Limited(a)	12	145
Manitoba Telecom Services, Inc.	1,909	71,492
		71,637
TOTAL EQUITIES (Cost $146,619)		75,082
	Principal Amount
BONDS & NOTES - 96.2%
ASSET BACKED SECURITIES - 0.6%
Capital Auto Receivables Asset Trust, Series 2003-1, Class A2A 2.270% 01/17/2006	$16,545	16,543
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	801,103	787,560
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A 2.200% 07/17/2006	98,726	98,587
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700% 10/25/2028	19,481	19,508
Travelers Funding Limited, Series 1A, Class A1(c) 6.300% 02/18/2014	395,814	404,126
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	279,901	279,401
TOTAL ASSET BACKED SECURITIES (Cost $1,597,622)		1,605,725

	Principal Amount	Market Value
CORPORATE DEBT - 48.3%
Abitibi-Consolidated, Inc. 7.750% 06/15/2011	$150,000	$138,750
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	185,000	168,813
Activant Solutions, Inc.(c) 9.090% 04/01/2010	250,000	254,375
AEP Industries, Inc.(c) 7.875% 03/15/2013	125,000	124,039
AES Corp.(c) 8.750% 05/15/2013	175,000	189,438
AES Corp.(c) 9.000% 05/15/2015	55,000	59,950
Ahold Finance USA, Inc. 6.875% 05/01/2029	500,000	457,500
Airgas, Inc. 6.250% 07/15/2014	125,000	121,875
Airgas, Inc. 7.750% 09/15/2006	105,000	108,675
Albertson's, Inc. 7.500% 02/15/2011	250,000	276,395
ALH Finance LLC/ALH Finance Corp. 8.500% 01/15/2013	125,000	120,000
Allied Waste North America, Inc. 8.875% 04/01/2008	310,000	318,525
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	55,000	48,262
Amerada Hess Corp. 5.900% 08/15/2006	420,000	426,682
American General Finance Corp. 5.875% 07/14/2006	175,000	178,907
American Greetings Corp. 6.100% 08/01/2028	1,060,000	1,094,450
American Honda Finance Corp.(c) 3.850% 11/06/2008	200,000	196,404
American Standard, Inc. 7.375% 02/01/2008	725,000	778,213
American Standard, Inc. 7.625% 02/15/2010	100,000	112,429
Ametek, Inc. 7.200% 07/15/2008	760,000	815,866
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	165,000	167,433
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	600,000	704,701

	Principal Amount	Market Value
AOL Time Warner, Inc. 5.625% 05/01/2005	$50,000	$50,000
Appalachian Power Co., Series G 3.600% 05/15/2008	375,000	365,948
Appleton Papers, Inc. 8.125% 06/15/2011	100,000	101,000
Aramark Services, Inc. 6.375% 02/15/2008	105,000	110,312
Aramark Services, Inc. 7.000% 07/15/2006	240,000	246,984
Aramark Services, Inc. 7.100% 12/01/2006	1,500,000	1,563,107
Aramark Services, Inc. 8.150% 05/01/2005	55,000	55,000
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	800,000	812,190
Australian Gas Light Co. Limited(c) 6.400% 04/15/2008	520,000	547,733
Avnet, Inc. 8.000% 11/15/2006	20,000	21,000
Bank of America Corp. 4.250% 10/01/2010	875,000	867,272
Bausch & Lomb, Inc. 6.950% 11/15/2007	135,000	142,353
Bausch & Lomb, Inc. 7.125% 08/01/2028	385,000	412,676
BCP Crystal Holdings Corp. 9.625% 06/15/2014	146,000	160,965
Belo Corp. 7.125% 06/01/2007	558,000	583,152
Belo Corp. 8.000% 11/01/2008	750,000	820,712
Berkshire Hathaway Finance Corp.(c) 4.850% 01/15/2015	250,000	248,183
Blockbuster, Inc.(c) 9.000% 09/01/2012	275,000	246,125
Blyth, Inc. 7.900% 10/01/2009	655,000	725,185
Boeing Capital Corp. 5.800% 01/15/2013	150,000	159,588
Bombardier, Inc.(c) 6.300% 05/01/2014	200,000	172,000
Briggs & Stratton Corp. 7.250% 09/15/2007	325,000	344,500
Briggs & Stratton Corp. 8.875% 03/15/2011	1,275,000	1,466,250

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Buckeye Partners LP 4.625% 07/15/2013	$200,000	$194,993
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	490,000	566,496
Burlington Northern Santa Fe Corp. 7.875% 04/15/2007	750,000	799,417
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	555,000	593,312
Cablevision Systems Corp.(c) 7.880% 04/01/2009	300,000	306,000
Cabot Corp.(c) 5.250% 09/01/2013	110,000	110,309
Cadmus Communications Corp. 8.375% 06/15/2014	300,000	313,500
Campbell Soup Co. 5.500% 03/15/2007	1,125,000	1,148,361
Capitol Records, Inc.(c) 8.375% 08/15/2009	640,000	691,200
Carlisle Companies, Inc. 7.250% 01/15/2007	775,000	810,285
Caterpillar Financial Services Corp. 3.000% 02/15/2007	2,000,000	1,964,756
Cendant Corp. 6.875% 08/15/2006	75,000	77,546
Centerpoint Energy, Inc. Series B 6.850% 06/01/2015	525,000	583,400
Certegy, Inc. 4.750% 09/15/2008	50,000	50,717
Charter Communications Holdings, Inc. 10.750% 10/01/2009	350,000	264,250
Chemed Corp. 8.750% 02/24/2011	525,000	567,000
Chesapeake Energy Corp. 6.875% 01/15/2016	250,000	248,750
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,550,000	1,582,776
Cincinnati Bell, Inc. 8.375% 01/15/2014	350,000	333,375
CIT Group, Inc. 3.650% 11/23/2007	850,000	835,598
CIT Group, Inc. 4.125% 02/21/2006	275,000	276,015
CIT Group, Inc. 7.375% 04/02/2007	75,000	79,305

	Principal Amount	Market Value
Citigroup, Inc. 5.850% 12/11/2034	$475,000	$501,288
Clear Channel Communications, Inc. 6.000% 11/01/2006	1,500,000	1,524,570
CNF, Inc. 8.875% 05/01/2010	85,000	98,780
Colonial Pipeline Co.(c) 7.630% 04/15/2032	65,000	86,605
Comcast Cable Communications, Inc. 5.850% 01/15/2010	50,000	52,553
Comcast Cable Communications, Inc. 6.200% 11/15/2008	850,000	897,352
Comcast Cable Communications, Inc. 6.375% 01/30/2006	140,000	142,368
Comcast Corp. 7.050% 03/15/2033	1,000,000	1,168,663
Consolidated Container Co. LLC 10.750% 06/15/2009	200,000	162,000
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	275,000	297,763
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,000,000	965,661
Cox Communications, Inc.(c) 4.625% 01/15/2010	960,000	945,780
Cox Communications, Inc. 6.750% 03/15/2011	145,000	156,650
Cox Enterprises, Inc.(c) 4.375% 05/01/2008	460,000	455,850
Cox Enterprises, Inc.(c) 8.000% 02/15/2007	1,815,000	1,922,223
CSX Corp. 6.250% 10/15/2008	250,000	264,551
CSX Corp. 7.450% 05/01/2007	634,000	673,470
DaimlerChrysler NA Holding Corp. 4.050% 06/04/2008	100,000	96,330
DaimlerChrysler NA Holding Corp. 4.125% 03/07/2007	3,000,000	2,952,180
Dean Foods Co. 6.900% 10/15/2017	300,000	303,000
Delhaize America, Inc. 9.000% 04/15/2031	250,000	294,557

	Principal Amount	Market Value
Deutsche Telekom International Finance BV 8.250% 06/15/2005	$200,000	$201,122
Diageo Finance BV 3.000% 12/15/2006	2,000,000	1,965,404
Diamond Jo, LLC 8.750% 04/15/2012	400,000	386,000
Dollar Financial Group, Inc. 9.750% 11/15/2011	300,000	315,000
Dominion Resources, Inc. 7.195% 09/15/2014	510,000	588,188
Douglas Dynamics LLC(c) 7.750% 01/15/2012	275,000	269,500
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,400,000	1,392,541
Duke Energy Field Services Corp.(d) 7.875% 08/16/2010	255,000	292,219
Ecolab, Inc. 6.875% 02/01/2011	135,000	148,275
El Paso Corp. 7.875% 06/15/2012	200,000	195,500
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	290,000	296,019
Elgin National Industries, Inc. Series B 11.000% 11/01/2007	125,000	113,750
Elwood Energy LLC 8.159% 07/05/2026	109,601	123,575
Enbridge Energy Partners, LP 4.000% 01/15/2009	650,000	634,772
ENSCO International, Inc. 6.750% 11/15/2007	235,000	247,624
Entergy Gulf States, Inc. 5.250% 08/01/2015	425,000	421,038
Enterprise Products Operating LP 7.500% 02/01/2011	435,000	484,110
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	280,000	274,889
EOP Operating LP 6.750% 02/15/2008	545,000	577,273
Equifax, Inc. 4.950% 11/01/2007	625,000	636,859
ERAC USA Finance Co.(c) 6.700% 06/01/2034	550,000	619,814
ERAC USA Finance Co.(c) 6.800% 02/15/2008	100,000	106,225

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
ERAC USA Finance Co.(c) 7.950% 12/15/2009	$455,000	$519,066
Exco Resources, Inc. 7.250% 01/15/2011	375,000	369,375
First Industrial LP 7.600% 05/15/2007	175,000	185,600
FirstEnergy Corp., Series A 5.500% 11/15/2006	410,000	417,584
Fiserv, Inc. 4.000% 04/15/2008	100,000	98,466
Ford Motor Co. 6.375% 02/01/2029	115,000	85,498
Ford Motor Credit Co. 7.375% 02/01/2011	250,000	234,149
Fort James Corp. 6.875% 09/15/2007	325,000	333,125
Foster's Finance Corp.(c) 6.875% 06/15/2011	430,000	474,904
FPL Group Capital, Inc. 3.250% 04/11/2006	540,000	537,441
France Telecom SA 8.750% 03/01/2031	50,000	67,692
Franklin Resources, Inc. 3.700% 04/15/2008	1,675,000	1,657,851
Fred Meyer, Inc. 7.450% 03/01/2008	250,000	268,538
GenCorp, Inc. 9.500% 08/15/2013	97,000	105,245
General Electric Capital Corp. 4.250% 12/01/2010	270,000	267,346
General Mills, Inc. 2.625% 10/24/2006	800,000	784,033
General Motors Acceptance Corp. 6.150% 04/05/2007	1,350,000	1,324,026
General Motors Acceptance Corp. 6.875% 09/15/2011	1,000,000	876,119
General Motors Corp. 7.200% 01/15/2011	150,000	126,661
General Motors Corp. 8.375% 07/15/2033	620,000	471,932
General Nutrition Centers, Inc. 8.500% 12/01/2010	125,000	95,625
Georgia Gulf Corp. 7.125% 12/15/2013	175,000	179,375
Georgia Gulf Corp. 7.625% 11/15/2005	325,000	329,062
Georgia-Pacific Corp. 8.875% 05/15/2031	185,000	212,519

	Principal Amount	Market Value
GFSI, Inc. 9.625% 03/01/2007	$325,000	$295,750
Glencore Funding LLC(c) 6.000% 04/15/2014	775,000	734,066
Global Crossing Holdings Limited(a) (b) (e) 0.000% 11/15/2009	100,000	-
Goldman Sachs Group, Inc. 5.150% 01/15/2014	1,575,000	1,585,223
Goodrich (B.F.) Co. 7.500% 04/15/2008	100,000	108,589
Great Lakes Dredge & Dock Corp. 7.750% 12/15/2013	300,000	236,250
GTECH Holdings Corp.(c) 4.500% 12/01/2009	210,000	207,177
GTECH Holdings Corp. 4.750% 10/15/2010	655,000	648,083
Gulf South Pipeline Co., LP(c) 5.050% 02/01/2015	250,000	252,467
Harrah's Operating Co., Inc. 5.500% 07/01/2010	250,000	255,620
HCA, Inc. 6.950% 05/01/2012	200,000	208,485
Hershey Foods Corp. 7.200% 08/15/2027	160,000	202,659
Hilton Hotels Corp. 7.200% 12/15/2009	100,000	109,388
Hilton Hotels Corp. 7.625% 05/15/2008	130,000	140,747
Hilton Hotels Corp. 7.950% 04/15/2007	160,000	170,641
Home Depot Exchangeable Trust(c) 1.000% 02/14/2006	100,000	97,500
Homer City Funding LLC 8.734% 10/01/2026	173,968	197,453
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	235,000	231,769
Household Finance Corp. 4.125% 12/15/2008	375,000	370,679
Household Finance Corp. 6.375% 10/15/2011	180,000	196,012
Hughes Supply, Inc.(c) 5.500% 10/15/2014	835,000	822,900
Humana, Inc. 7.250% 08/01/2006	100,000	103,493
Huntsman LLC 11.625% 10/15/2010	217,000	250,635
Iaai Finance Corp.(c) 11.000% 04/01/2013	250,000	253,405

	Principal Amount	Market Value
Idex Corp. 6.875% 02/15/2008	$135,000	$142,384
Indianapolis Power & Light(c) 6.300% 07/01/2013	175,000	187,616
Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/2009	125,000	130,625
Instron Corp. 13.250% 09/15/2009	409,000	429,450
Intelsat Bermuda, Ltd.(c) 7.805% 01/15/2012	100,000	100,250
Intelsat Bermuda, Ltd.(c) 8.250% 01/15/2013	150,000	151,125
International Flavors & Fragrances, Inc. 6.450% 05/15/2006	500,000	511,652
International Paper Co. 3.800% 04/01/2008	900,000	883,143
Interpool, Inc. 7.350% 08/01/2007	200,000	204,500
Intrawest Corp. 7.500% 10/15/2013	250,000	248,750
Ipalco Enterprises, Inc. 8.375% 11/14/2008	300,000	322,500
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	350,000	339,500
iStar Financial, Inc. REIT 7.000% 03/15/2008	375,000	398,153
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	85,000	84,260
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	170,000	168,814
J.C. Penney Co., Inc. 7.950% 04/01/2017	170,000	187,425
Jefferies Group, Inc. 7.500% 08/15/2007	160,000	171,521
Johnson Controls, Inc. 6.300% 02/01/2008	575,000	604,098
JP Morgan Chase & Co. 3.125% 12/11/2006	1,500,000	1,480,854
K2, Inc. 7.375% 07/01/2014	275,000	279,813
Kellwood Co. 7.625% 10/15/2017	65,000	69,008
Kellwood Co. 7.875% 07/15/2009	200,000	217,423
Kennametal, Inc. 7.200% 06/15/2012	775,000	862,091
Kern River Funding Corp.(c) 4.893% 04/30/2018	160,475	161,821

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Keystone Automotive Operations, Inc. 9.750% 11/01/2013	$150,000	$150,000
Kimco Realty Corp., Series MTNB 7.860% 11/01/2007	130,000	140,922
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	150,000	152,360
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	1,500,000	1,587,263
Kiowa Power Partners LLC(c) 4.811% 12/30/2013	294,684	291,897
Kroger Co. (The) 6.750% 04/15/2012	600,000	660,680
The Kroger Co. 7.650% 04/15/2007	250,000	264,713
Land O' Lakes, Inc. 8.750% 11/15/2011	150,000	145,500
Land O' Lakes, Inc. 9.000% 12/15/2010	250,000	260,000
Lear Corp. 8.110% 05/15/2009	75,000	75,762
Leucadia National Corp. 7.000% 08/15/2013	385,000	385,000
Leucadia National Corp. 7.750% 08/15/2013	300,000	312,000
Liberty Media Corp. 3.500% 09/25/2006	555,000	548,693
LodgeNet Entertainment Corp. 9.500% 06/15/2013	100,000	107,500
Lubrizol Corp. 4.625% 10/01/2009	495,000	490,606
Lubrizol Corp. 5.875% 12/01/2008	315,000	325,882
Lyondell Chemical Co. 9.500% 12/15/2008	175,000	186,594
Lyondell Chemical Co. 9.500% 12/15/2008	125,000	133,281
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.(c) 8.000% 12/15/2014	50,000	43,250
Mail-Well I Corp. 7.875% 12/01/2013	350,000	328,125
Majestic Star Casino LLC 9.500% 10/15/2010	250,000	261,250

	Principal Amount	Market Value
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.(c) 6.875% 11/01/2014	$150,000	$147,000
Marriott International, Inc., Series E 7.000% 01/15/2008	1,250,000	1,331,656
Masco Corp. 6.750% 03/15/2006	155,000	158,910
May Department Stores Co. (The) 3.950% 07/15/2007	260,000	257,493
Maytag Corp. 8.630% 11/15/2007	700,000	707,550
MBNA Corp. 4.625% 09/15/2008	430,000	429,343
MCI, Inc. 8.735% 05/01/2014	14,000	15,155
Merrill Corp. 12.000% 05/01/2009	400,000	424,000
Merrill Lynch & Co., Inc. 4.125% 01/15/2009	775,000	767,202
MGM Mirage 6.750% 09/01/2012	430,000	430,000
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	640,000	620,113
MidAmerican Funding LLC 6.750% 03/01/2011	725,000	797,242
Miller (Herman), Inc. 7.125% 03/15/2011	525,000	581,230
Miller Brewing Co.(c) 4.250% 08/15/2008	275,000	272,273
Millipore Corp. 7.500% 04/01/2007	500,000	525,723
Mohawk Industries, Inc., Series C 6.500% 04/15/2007	325,000	339,143
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	290,000	328,541
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	300,000	299,250
Monongahela Power Co. 6.700% 06/15/2014	275,000	300,384
Moog, Inc. 6.250% 01/15/2015	230,000	227,700
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500% 03/15/2011	500,000	492,500

	Principal Amount	Market Value
MSX International, Inc. 11.000% 10/15/2007	$100,000	$100,000
National Wine and Spirits, Inc. 10.125% 01/15/2009	400,000	398,000
Navistar International Corp. 7.500% 06/15/2011	445,000	420,525
Nevada Power Co.(c) 5.875% 01/15/2015	380,000	368,600
Newell Rubbermaid, Inc. 4.000% 05/01/2010	290,000	282,188
Nexen, Inc. 5.875% 03/10/2035	500,000	481,989
Nextel Communications, Inc. 7.375% 08/01/2015	300,000	319,500
Niagara Mohawk Power Corp. Series G 7.750% 10/01/2008	150,000	166,436
Nisource Finance Corp. 3.200% 11/01/2006	135,000	133,189
Norfolk Southern Corp. 6.000% 04/30/2008	375,000	391,917
Norfolk Southern Corp. 7.250% 02/15/2031	840,000	1,028,070
North American Energy Partners, Inc. 8.750% 12/01/2011	375,000	316,406
Northwestern Corp.(c) 5.875% 11/01/2014	400,000	406,452
NRG Energy, Inc.(c) 8.000% 12/15/2013	234,000	236,340
OAO Gazprom(c) 9.625% 03/01/2013	605,000	709,363
OM Group, Inc. 9.250% 12/15/2011	200,000	202,000
Pacific Bell 6.125% 02/15/2008	372,000	388,989
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	335,000	349,238
Pacific Gas & Electric Co. 6.050% 03/01/2034	350,000	373,991
Park Place Entertainment Corp. 8.500% 11/15/2006	80,000	84,400
Park Place Entertainment Corp. 8.875% 09/15/2008	100,000	110,125
Pearson, Inc.(c) 7.375% 09/15/2006	775,000	808,940

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Pemex Project Funding Master Trust(c) 9.500% 09/15/2027	$125,000	$155,250
Pentair, Inc. 7.850% 10/15/2009	570,000	639,341
Phillips Van-Heusen Corp. 7.250% 02/15/2011	270,000	270,000
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	175,000	190,394
Pinnacle Foods Holding Corp. 8.250% 12/01/2013	100,000	83,000
Pioneer Natural Resources Co. 6.500% 01/15/2008	1,000,000	1,038,558
Plains All American Pipeline Co. 5.625% 12/15/2013	335,000	346,173
Pliant Corp. 11.125% 09/01/2009	150,000	136,500
Pogo Producing Co.(c) 6.625% 03/15/2015	350,000	347,375
PQ Corp.(c) 7.500% 02/15/2013	250,000	242,500
Precision Castparts Corp. 5.600% 12/15/2013	875,000	894,124
Premcor Refining Group (The), Inc. 6.750% 05/01/2014	420,000	437,850
Primedia, Inc. 8.638% 05/15/2010	200,000	210,000
Quintiles Transnational Corp. 10.000% 10/01/2013	350,000	378,000
Qwest Communications International, Inc.(c) 7.250% 02/15/2011	150,000	141,000
Qwest Corp.(c) 9.125% 03/15/2012	70,000	74,200
Raytheon Co.(d) 6.500% 07/15/2005	67,000	67,385
Rent-A-Center, Inc. 7.500% 05/01/2010	150,000	148,500
Rent-Way, Inc. 11.875% 06/15/2010	175,000	191,625
Rhodia SA 10.250% 06/01/2010	200,000	212,000
Rogers Cable, Inc. 5.500% 03/15/2014	275,000	243,375
Rogers Wireless Communications, Inc. 6.135% 12/15/2010	170,000	174,675

	Principal Amount	Market Value
Rogers Wireless Communications, Inc. 7.250% 12/15/2012	$45,000	$46,013
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	35,000	35,919
Rogers Wireless Communications, Inc. 8.000% 12/15/2012	45,000	46,125
Ryder System, Inc. 6.600% 11/15/2005	500,000	507,099
Samsonite Corp. 8.875% 06/01/2011	300,000	309,000
Sea Containers Limited 10.500% 05/15/2012	200,000	209,000
Sealed Air Corp.(c) 6.875% 07/15/2033	190,000	210,507
Shaw Communications, Inc. 8.250% 04/11/2010	225,000	246,375
Ship Finance International Limited 8.500% 12/15/2013	600,000	570,000
Simon Property Group LP 6.875% 11/15/2006	175,000	181,526
Simon Property Group LP 7.375% 01/20/2006	100,000	102,461
Simon Property Group LP REIT 4.875% 03/18/2010	575,000	579,260
SLM Corp. 5.625% 08/01/2033	160,000	164,345
Smithfield Foods, Inc. Series B 7.750% 05/15/2013	200,000	214,000
Sonat, Inc. 7.625% 07/15/2011	225,000	218,250
Sony Capital Corp.(c) 4.950% 11/01/2006	75,000	76,108
Special Devices, Inc. Series B 11.375% 12/15/2008	300,000	276,000
Sprint Capital Corp. 6.900% 05/01/2019	240,000	268,176
Stanadyne Corp. 10.000% 08/15/2014	250,000	242,500
Station Casinos, Inc. 6.500% 02/01/2014	350,000	349,125
Steelcase, Inc. 6.375% 11/15/2006	930,000	948,006
SuperValu, Inc.(d) 7.875% 08/01/2009	250,000	277,085
Tampa Electric Co. 5.375% 08/15/2007	565,000	578,379

	Principal Amount	Market Value
TD Funding Corp. 8.375% 07/15/2011	$75,000	$76,500
Tekni-Plex, Inc. Series B 12.750% 06/15/2010	210,000	173,250
Telex Communications, Inc. 11.500% 10/15/2008	375,000	406,875
Temple-Inland, Inc. 7.875% 05/01/2012	200,000	229,743
Tenaska Oklahoma(c) 6.528% 12/30/2014	349,741	355,606
Texas Genco LLC/ Texas Genco Financing Corp.(c) 6.875% 12/15/2014	190,000	186,200
Textron Financial Corp., Series E 2.690% 10/03/2006	155,000	151,779
TGT Pipeline LLC(c) 5.500% 02/01/2017	400,000	408,285
Thermadyne Holdings Corp. 9.250% 02/01/2014	300,000	277,500
Thomas & Betts Corp. 6.500% 01/15/2006	185,000	187,867
Thomas & Betts Corp., Series MTNB 6.390% 02/10/2009	1,500,000	1,561,812
Thomson Corp. (The) 5.750% 02/01/2008	1,130,000	1,168,909
Thomson Corp. (The) 6.200% 01/05/2012	70,000	75,892
Time Warner, Inc. 6.150% 05/01/2007	500,000	518,073
Time Warner, Inc. 6.750% 04/15/2011	920,000	1,010,685
Timken Co. 5.750% 02/15/2010	645,000	666,673
Timken Co., Series A 6.750% 08/21/2006	502,000	513,588
Toro Co. 7.800% 06/15/2027	640,000	751,947
TransAlta Corp. 5.750% 12/15/2013	1,000,000	1,037,524
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	1,090,000	1,316,270
Trimas Corp. 9.875% 06/15/2012	125,000	123,125
Tri-State Generation & Transmission Association, Series 2003, Class A(c) 6.040% 01/31/2018	150,000	160,487

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Tri-State Generation & Transmission Association, Series 2003, Class B(c) 7.144% 07/31/2033	$290,000	$344,665
TTX Co.(c) 4.500% 12/15/2010	1,000,000	965,475
TXU Corp.(c) 5.550% 11/15/2014	190,000	183,151
TXU Corp.(c) 6.500% 11/15/2024	215,000	212,212
TXU Corp.(c) 6.550% 11/15/2034	140,000	137,857
Tyco International Group SA 6.000% 11/15/2013	500,000	534,011
Tyco International Group SA 6.375% 10/15/2011	30,000	32,510
Tyson Foods, Inc. 8.250% 10/01/2011	230,000	270,080
Union Pacific Corp. 6.400% 02/01/2006	650,000	661,541
United Components, Inc. 9.375% 06/15/2013	200,000	184,000
United Dominion Realty Trust, Inc. REIT Series MTN 4.300% 07/01/2007	750,000	749,483
United Rentals North America, Inc. 7.750% 11/15/2013	300,000	281,250
Universal City Florida Holding Co.(c) 7.960% 05/01/2010	50,000	51,875
Universal City Florida Holding Co.(c) 8.375% 05/01/2010	50,000	50,750
Universal Health Services, Inc. 6.750% 11/15/2011	165,000	181,178
USA Interactive 7.000% 01/15/2013	800,000	849,358
Utilicorp., Inc. 9.950% 02/01/2011	175,000	190,750
Verizon Global Funding Corp. 4.375% 06/01/2013	900,000	875,024
Verizon Global Funding Corp. 6.125% 06/15/2007	500,000	519,577
Verizon Global Funding Corp. 7.750% 12/01/2030	130,000	161,761

	Principal Amount	Market Value
Verizon Virginia, Inc. Series A 4.625% 03/15/2013	$610,000	$590,887
VICORP Restaurants, Inc. 10.500% 04/15/2011	350,000	355,250
Virginia Electric and Power Co. 5.375% 02/01/2007	330,000	336,435
Vought Aircraft Industries, Inc. 8.000% 07/15/2011	225,000	213,750
Walt Disney Co. (The) 6.750% 03/30/2006	150,000	153,868
Washington Mutual, Inc. 2.400% 11/03/2005	450,000	447,189
Weingarten Realty Investors REIT Series A 4.857% 01/15/2014	720,000	710,517
WellPoint Health Networks, Inc. 6.375% 06/15/2006	1,500,000	1,537,421
Wells Fargo 4.125% 03/10/2008	750,000	748,432
Westinghouse Air Brake Co. 6.875% 07/31/2013	100,000	100,500
Williams Cos., Inc. Series A 7.500% 01/15/2031	150,000	154,875
Williams Gas Pipelines Central, Inc.(c) 7.375% 11/15/2006	70,000	73,137
Williams Scotsman, Inc. 9.875% 06/01/2007	350,000	343,875
Wisconsin Electric Power 3.500% 12/01/2007	560,000	550,540
Wornick Co. 10.875% 07/15/2011	200,000	204,000
WPP Finance (USA) Corp. 6.625% 07/15/2005	135,000	135,611
XTO Energy, Inc. 4.900% 02/01/2014	375,000	371,036
XTO Energy, Inc. 6.250% 04/15/2013	125,000	135,628
York International Corp. 6.625% 08/15/2006	325,000	334,947
York International Corp. 6.700% 06/01/2008	365,000	390,903
TOTAL CORPORATE DEBT (Cost $144,818,003)		144,111,495

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.4%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	$821,871	$807,983
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 4.611% 08/25/2034	562,209	560,371
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA 4.035% 07/25/2034	1,649,587	1,624,587
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.726% 09/25/2033	426,058	424,211
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.233% 02/25/2034	347,187	347,131
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	334,850	333,128
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	514,252	500,918
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	545,003	549,262
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1 5.033% 12/10/2035	188,255	190,589
GSR Mortgage Loan Trust, Series 2004-9 4.645% 08/25/2034	805,686	809,645
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.742% 08/25/2034	1,286,479	1,296,972

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 3.787% 11/21/2034	$2,975,000	$2,901,320
MASTR Asset Securitization Trust, Series 2002-6, Class 6A1 6.500% 10/25/2032	26,175	26,202
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	1,285,906	1,264,109
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.280% 07/25/2033	352,082	352,343
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.117% 02/25/2034	190,676	189,791
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 4.648% 02/25/2034	1,242,890	1,241,528
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.232% 02/25/2034	82,428	83,031
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.020% 03/25/2034	694,108	694,842
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	286,978	290,647
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	294,414	293,734
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	73,951	79,661

	Principal Amount	Market Value
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	$692,581	$708,336
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	372,689	383,984
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	1,076,562	1,058,366
Washington Mutual, Inc., Series 2004-AR14, Class A1 4.277% 01/25/2035	1,928,630	1,912,735
Washington Mutual, Inc., Series 2004-AR2, Class A 3.571% 04/25/2044	1,157,610	1,169,506
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10(f) 4.110% 05/25/2035	1,850,000	1,830,055
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.255% 09/25/2034	1,346,392	1,323,894
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 4.596% 12/25/2034	1,769,272	1,764,948
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,153,055)		25,013,829
SOVEREIGN DEBT OBLIGATIONS - 0.3%
United Mexican States 6.625% 03/03/2015	450,000	476,550
United Mexican States 8.375% 01/14/2011	375,000	429,188
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $894,556)		905,738

	Principal Amount	Market Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.0%
Federal Home Loan Mortgage Corporation (FHLMC) - 3.5% Collateralized Mortgage Obligations - 0.1%
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	$207,816	$216,852
Pass-Through Securities - 3.4%
FHLMC 4.250% 07/15/2009	1,125,000	1,130,683
FHLMC 5.000% 11/01/2018- 01/01/2020	2,711,905	2,735,467
FHLMC 5.500% 06/01/2017- 11/01/2031	262,020	266,984
FHLMC 6.000% 04/01/2017- 02/01/2018	85,860	89,106
FHLMC 6.625% 09/15/2009	5,300,000	5,807,594
FHLMC 7.000% 09/01/2031	23,869	25,216
FHLMC 7.500% 09/01/2024- 02/01/2030	135,659	146,116
Total Pass-Through Securities		10,201,166
Total Federal Home Loan Mortgage Corporation (FHLMC)		10,418,018
Federal National Mortgage Association (FNMA) - 12.5%
Pass-Through Securities
FNMA 2.250% 05/15/2006	6,200,000	6,112,387
FNMA 3.875% 11/17/2008	2,550,000	2,521,463
FNMA 4.500% 09/01/2018- 05/01/2020	7,534,927	7,460,125
FNMA 4.625% 10/15/2013	2,575,000	2,596,107
FNMA 5.000% 03/01/2018- 02/01/2035	7,688,680	7,631,745
FNMA 5.500% 03/01/2017- 03/01/2035	10,334,067	10,450,856
FNMA 6.420% 11/01/2008	207,109	219,308

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FNMA 6.500% 07/01/2016	$41,826	$43,896
FNMA 7.500% 04/01/2031- 06/01/2031	82,863	88,792
FNMA TBA(f) 5.000% 06/01/2035	145,000	143,244
Total Pass-Through Securities		37,267,923
Government National Mortgage Association (GNMA) - 1.9%
Pass-Through Securities
GNMA 5.000% 09/15/2033	2,030,612	2,033,705
GNMA 5.500% 06/15/2033	2,747,013	2,800,988
GNMA 6.000% 03/15/2033	194,622	201,115
GNMA 6.500% 03/15/2031- 09/15/2032	344,530	362,065
GNMA(d) 7.000% 10/15/2027- 08/15/2032	248,232	264,340
GNMA 8.000% 08/15/2026- 03/15/2027	52,577	57,476
Total Pass-Through Securities		5,719,689
Other Agencies - 0.1%
Pass-Through Securities
New Valley Generation IV 4.687% 01/15/2022	96,061	97,498
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,602,677)		53,503,128
U.S. TREASURY OBLIGATIONS - 20.6%
U.S. Treasury Bonds - 6.1%
U.S. Treasury Bond(d) 6.125% 08/15/2029	13,420,000	16,378,691
U.S. Treasury Bond(d) 7.125% 02/15/2023	1,500,000	1,959,141
Total U.S. Treasury Bonds		18,337,832
U.S. Treasury Notes - 14.5%
U.S. Treasury Note 1.875% 11/30/2005	10,000,000	9,925,781
U.S. Treasury Note 2.500% 10/31/2006	920,000	906,128
U.S. Treasury Note 3.375% 11/15/2008	40,000	39,456

	Principal Amount	Market Value
U.S. Treasury Note 3.375% 10/15/2009	$500,000	$490,039
U.S. Treasury Note 4.000% 02/15/2014	11,225,000	11,096,965
U.S. Treasury Note 4.375% 05/15/2007	1,350,000	1,369,090
U.S. Treasury Note 5.000% 02/15/2011	11,675,000	12,302,531
U.S. Treasury Note 5.000% 08/15/2011	6,675,000	7,048,383
Total U.S. Treasury Notes		43,178,373
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,469,743)		61,516,205
TOTAL BONDS & NOTES (Cost $286,535,656)		286,656,120
TOTAL LONG TERM INVESTMENTS (Cost $286,682,275)		286,731,202
SHORT-TERM INVESTMENTS - 4.4%
Commercial Paper
Countrywide Home Loans, Inc.(d) 3.020% 05/05/2005	5,147,000	5,144,841
Illinois Tool Works, Inc. 2.830% 05/02/2005	3,357,000	3,356,473
OGE Energy Corp.(c) 2.970% 05/03/2005	4,698,000	4,696,837
		13,198,151
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		13,198,151
TOTAL INVESTMENTS - 100.6% (Cost $299,880,426)(g)		299,929,353
Other Assets/ (Liabilities) - (0.6%)		(1,764,734)
NET ASSETS - 100.0%		$298,164,619

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Security is currently in default.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $24,275,768 or 8.1% of net assets.

(d)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(e)  This security is valued in good faith under procedures established by the board of trustees.

(f)  A portion of this security is purchased on a forward commitment basis (Note 2).

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 3.6%
Advertising - 0.0%
Dentsu, Inc.	18	$45,937
Aerospace & Defense - 0.0%
BAE Systems PLC	9,790	47,959
Air Transportation - 0.0%
All Nippon Airways Co. Limited	14,000	45,223
Automotive & Parts - 0.1%
Compagnie Generale des Etablissements Michelin Cl. B	720	43,942
Continental AG	620	46,024
DaimlerChrysler AG Registered	1,070	42,322
Ford Motor Co.(a)	4,330	39,446
General Motors Corp.(a)	1,650	44,022
		215,756
Autos & Housing - 0.0%
Valeo SA	1,070	47,088
Banking, Savings & Loans - 0.2%
Beverly Hills Bancorp, Inc.	20,900	218,195
BNP Paribas SA	680	45,149
Commerzbank AG	2,180	48,230
Lloyds TSB Group PLC	5,310	45,750
National City Corp.(a)	1,440	48,902
		406,226
Broadcasting, Publishing & Printing - 0.3%
UnitedGlobalCom, Inc. Cl. A(b)	84,000	751,800
Building Materials & Construction - 0.1%
HeidelbergCement AG	760	44,335
Louisiana-Pacific Corp.(a)	1,930	47,478
Pilkington PLC	21,440	44,506
		136,319
Chemicals - 0.2%
Ashland, Inc.	700	47,068
BASF AG	680	44,351
Dainippon Ink & Chemical, Inc.	17,730	48,140
Monsanto Co.	780	45,724

	Number of Shares	Market Value
Pioneer Cos., Inc.(b)	6,200	$133,920
Sumitomo Bakelite Co. Limited	7,460	46,469
		365,672
Commercial Services - 0.0%
Novar PLC	13,640	48,283
Communications - 0.3%
NTL, Inc.(a) (b)	9,700	620,606
Computers & Information - 0.0%
Apple Computer, Inc.(a) (b)	1,170	42,190
Cosmetics & Personal Care - 0.0%
Douglas Holding AG	1,300	44,452
Data Processing & Preparation - 0.0%
NCR Corp.(b)	1,410	46,530
Electric Utilities - 0.1%
AES Corp.(b)	2,900	46,632
E.ON AG(a)	560	47,561
PG&E Corp.(a)	1,380	47,914
RWE AG(a)	790	47,588
Scottish & Southern Energy PLC	2,890	52,032
TXU Corp.	590	50,616
		292,343
Energy - 0.3%
Amerada Hess Corp.(a)	490	45,889
Anadarko Petroleum Corp.	610	44,554
Apache Corp.(a)	760	42,780
Burlington Resources, Inc.	920	44,721
ChevronTexaco Corp.	840	43,680
ConocoPhillips	430	45,086
Devon Energy Corp.	970	43,815
EOG Resources, Inc.	960	45,648
Occidental Petroleum Corp.	650	44,850
Sempra Energy(a)	1,200	48,456
Shell Trnspt & Trdg	5,340	47,977
Sunoco, Inc.	450	44,667
TonenGeneral Sekiyu KK	4,680	49,913
Unocal Corp.	810	44,186
Valero Energy Corp.	630	43,174
		679,396
Financial Services - 0.6%
Bear Stearns Companies, Inc.	480	45,437
Criimi MAE, Inc. REIT(b)	16,100	337,456

	Number of Shares	Market Value
Daiwa Securities Group, Inc.	6,940	$43,878
Lehman Brothers Holdings, Inc.	510	46,777
Pennsylvania Real Estate Investment Trust REIT Preferred	2,000	118,040
Societe Generale-Class A(b)	460	46,210
Sovereign Real Estate Investment Corp. REIT(c)	200	284,000
Telewest Global, Inc.(b)	34,500	639,630
		1,561,428
Food Retailers - 0.0%
J Sainsbury PLC	8,780	47,559
Foods - 0.3%
Doane Pet Care Co. Preferred	10,000	750,000
SuperValu, Inc.(a)	1,460	46,078
Tate & Lyle PLC	4,780	42,603
		838,681
Healthcare - 0.0%
Humana, Inc.(a) (b)	1,480	51,282
Heavy Machinery - 0.0%
NSK Limited	9,070	44,761
Home Construction, Furnishings & Appliances - 0.1%
Centex Corp.	810	46,753
KB Home	800	45,600
Kokuyo Co., Ltd.	3,700	47,781
Pulte Homes, Inc.	640	45,728
Walter Industries, Inc.	2,200	75,460
		261,322
Industrial Services - 0.0%
Asahi Glass Co. Limited	4,392	48,606
Suez SA	1,780	48,996
		97,602
Insurance - 0.3%
Aetna, Inc.	650	47,691
Allstate Corp.(a)	880	49,421
AXA SA	1,800	44,711
Chubb Corp.(a)	610	49,886
Cigna Corp.	550	50,589
Conseco, Inc.(b)	5,300	101,972
Friends Provident PLC	14,330	44,185
The Hartford Financial Services Group, Inc.	690	49,935
Loews Corp.	660	46,781

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Metlife, Inc.	1,210	$47,069
Safeco Corp.	1,000	52,670
XL Capital Limited Class A(a)	670	47,101
		632,011
Lodging - 0.0%
Accor SA	980	45,133
Machinery & Components - 0.0%
Cummins, Inc.(a)	690	46,920
Metals & Mining - 0.2%
Arcelor	2,100	42,831
Kobe Steel, Ltd.	26,000	46,931
Nucor Corp.(a)	830	42,413
Phelps Dodge Corp.(a)	480	41,208
Sumitomo Metal Industries, Ltd.	26,000	46,015
Sumitomo Metal Mining Co. Limited	6,000	42,121
ThyssenKrupp AG	2,330	43,202
United States Steel Corp.	960	41,050
		345,771
Miscellaneous - 0.0%
Itochu Corp.	9,000	44,419
Kidde PLC	15,230	47,874
		92,293
Pharmaceuticals - 0.0%
Charles River Laboratories International, Inc.(a) (b)	1,700	80,529
Prepackaged Software - 0.0%
Novell, Inc.(b)	8,040	47,516
Real Estate - 0.1%
Gecina SA	420	47,861
Klepierre	530	51,340
		99,201
Retail - 0.1%
Dillards, Inc. Class A	1,760	40,955
Sears Holdings Corp.(a) (b)	330	44,629
Toys R Us, Inc.(b)	1,860	47,151
		132,735
Retail-General - 0.0%
KarstadtQuelle AG(b)	4,780	46,488
Telephone Utilities - 0.1%
Equinix, Inc.(b)	2,900	101,442
USA Mobility, Inc.(b)	3,400	101,796
		203,238

	Number of Shares	Market Value
Transportation - 0.1%
Arriva PLC	4,840	$46,968
CSX Corp.	1,130	45,347
Kawasaki Kisen Kaisha, Ltd.	7,000	45,625
Mitsui OSK Lines, Ltd.	7,000	44,159
National Express Group PLC	2,810	45,355
Norfolk Southern Corp.	1,290	40,506
		267,960
Water Companies - 0.1%
Kelda Group PLC	4,250	51,471
Severn Trent PLC	2,780	51,705
United Utilities PLC	4,030	49,116
		152,292
TOTAL EQUITIES (Cost $8,777,016)		8,930,502
	Principal Amount
BONDS & NOTES - 84.0%
ASSET BACKED SECURITIES - 2.0%
BMW Vehicle Owner Trust, Series 2004-A, Class A2 1.880% 10/25/2006	$114,539	114,253
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3 3.580% 01/15/2009	180,000	177,975
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-1, Class 1A3 3.140% 07/25/2023	32,624	32,548
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class IA2 2.138% 07/25/2018	77,449	77,207
CIT Equipment Collateral, Series 2004-DFS, Class A2(c) 2.660% 09/29/2006	250,000	248,086
CIT Group Home Equity Loan Trust, Series 2003-1, Class A2 2.350% 04/20/2027	45,770	45,641

	Principal Amount	Market Value
Citibank Credit Card Issuance Trust Series 2001-A6, Class A6 5.650% 06/16/2008	$170,000	$173,798
Citibank Credit Card Issuance Trust, Series 2002-A3, Class A 4.400% 05/15/2007	178,000	178,083
Consumer Credit Reference IDX Securities Program, Series 2002-2A, Class FX(c) 10.421% 03/22/2007	559,000	578,363
Daimler Chrysler Auto Trust, Series 2001-D, Class A4 3.780% 02/06/2007	31,622	31,656
Daimler Chrysler Auto Trust, Series 2003-B, Class A2 1.610% 07/10/2006	80,201	80,138
Daimler Chrysler Auto Trust, Series 2004-B, Class A2 2.480% 02/08/2007	87,486	87,308
Daimler Chrysler Auto Trust, Series 2004-C, Class A2 2.620% 06/08/2007	299,000	298,019
Daimler Chrysler Auto Trust, Series 2005-A, Class A2 3.170% 09/08/2007	220,000	219,519
Ford Credit Auto Owner Trust, Series 2004-A, Class A2 2.130% 10/15/2006	248,864	248,086
Ford Credit Auto Owner Trust, Series 2005-A, Class A3 3.480% 11/17/2008	130,000	129,111
Goldman Sachs Asset Management CBO Limited, Series 1A, Class D(c) 12.540% 06/13/2011	224,000	58,240
Green Tree Financial Corp., Series 1997-5, Class M1 6.950% 05/15/2029	186,000	151,638

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Harley-Davidson Motorcycle Trust, Series 2003-3, Class A1 1.500% 01/15/2008	$106,203	$105,705
Honda Auto Receivables Owner Trust, Series 2003-3, Class A2 1.520% 04/21/2006	23,499	23,484
Honda Auto Receivables Owner Trust, Series 2003-4, Class A2 1.580% 07/17/2006	93,026	92,866
Honda Auto Receivables Owner Trust, Series 2005-1, Class A2 3.210% 05/21/2007	90,000	89,817
Household Automotive Trust, Series 2003-2, Class A2 1.560% 12/18/2006	17,517	17,506
M&I Auto Loan Trust, Series 2002-1, Class A3 2.490% 10/22/2007	44,812	44,770
M&I Auto Loan Trust, Series 2003-1, Class A2 1.600% 07/20/2006	575	575
Mirant Mid Atlantic LLC, Series 2001, Class A(d) 8.625% 06/30/2012	115,256	123,612
National City Auto Receivables Trust, Series 2004-A, Class A2 1.500% 02/15/2007	74,987	74,753
Nissan Auto Lease Trust, Series 2004-A, Class A2 2.550% 01/15/2007	146,000	145,384
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A2 1.400% 07/17/2006	87,953	87,678
Option One Mortgage Loan Trust, Series 2004-3, Class A2 2.568% 11/25/2034	57,133	57,142
Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF2 3.914% 05/25/2035	40,000	39,650
SSB RV Trust, Series 2001-1, Class B 6.640% 04/15/2018	93,000	96,473

	Principal Amount	Market Value
USAA Auto Owner Trust, Series 2004-1, Class A2 1.430% 09/15/2006	$168,013	$167,672
USAA Auto Owner Trust, Series 2004-2, Class A2 2.410% 02/15/2007	145,475	145,088
USAA Auto Owner Trust, Series 2004-3, Class AW 2.790% 06/15/2007	140,000	139,519
Volkswagen Auto Lease Trust, Series 2004-A, Class A2 2.470% 01/22/2007	191,000	190,083
Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A2 1.550% 06/20/2006	39,879	39,829
Wachovia Auto Owner Trust, Series 2004-B, Class A2 2.400% 05/20/2007	145,000	144,547
Wells Fargo Home Equity Trust, Series 2004-2, Class AI1B 2.940% 02/25/2018	249,291	247,694
Whole Auto Loan Trust, Series 2003-1, Class A2A 1.400% 04/15/2006	25,075	25,063
TOTAL ASSET BACKED SECURITIES (Cost $5,031,726)		5,028,579
CORPORATE DEBT - 31.2%
Accuride Corp.(c) 8.500% 02/01/2015	60,000	56,400
Adelphia Communications Corp.(a) (d) 8.125% 07/15/2033	140,000	119,700
Adelphia Communications Corp.(d) 8.375% 02/01/2008	164,000	141,040
Adelphia Communications Corp., Series B(d) 9.250% 10/01/2032	235,000	200,925
Advanced Micro Devices, Inc.(c) 7.750% 11/01/2012	175,000	167,125
AEP Industries, Inc.(c) 7.875% 03/15/2013	35,000	34,731

	Principal Amount	Market Value
AES Corp.(c) 8.750% 05/15/2013	$302,000	$326,915
AES Red Oak LLC, Series A 8.540% 11/30/2019	139,523	151,208
AGCO Corp. 9.500% 05/01/2008	369,000	386,528
AIG SunAmerica Global Financing II(c) 7.600% 06/15/2005	70,000	70,327
AK Steel Corp.(a) 7.750% 06/15/2012	100,000	90,000
AK Steel Corp. 7.875% 02/15/2009	146,000	133,955
Alamosa Delaware, Inc. 12.500% 02/01/2011	209,000	236,170
Allbritton Communications Co. 7.750% 12/15/2012	104,000	99,060
Alliant Techsystems, Inc. 8.500% 05/15/2011	108,000	114,750
Allied Waste North America 9.250% 09/01/2012	16,000	16,880
Allied Waste North America, Inc. 8.875% 04/01/2008	365,000	375,037
ALROSA Finance SA(c) 8.875% 11/17/2014	400,000	420,000
AMC Entertainment, Inc. 9.500% 02/01/2011	263,000	260,370
American Commercial Lines/ACL Finance Corp.(c) 9.500% 02/15/2015	35,000	35,525
American Seafoods Group LLC 10.125% 04/15/2010	175,000	187,250
American Tower Corp. 7.500% 05/01/2012	153,000	155,295
American Tower Escrow Corp. 0.000% 08/01/2008	224,000	169,120
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. 8.875% 05/20/2011	239,000	259,315
Ameripath, Inc. 10.500% 04/01/2013	104,000	104,000
Amkor Technology, Inc.(a) 9.250% 02/15/2008	162,000	143,775
ANR Pipeline Co. 8.875% 03/15/2010	67,000	72,678

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Arbor I Limited (VRN)(c) 18.510% 06/15/2006	$250,000	$257,575
Arch Western Finance LLC 6.750% 07/01/2013	119,000	119,298
Argentine Beverages Financial Trust(c) 7.375% 03/22/2012	135,000	133,650
Aries Vermoegensverwaltungs GmbH(c) 7.750% 10/25/2009	250,000	372,786
Aries Vermoegensverwaltungs GmbH, Reg S 9.600% 10/25/2014	2,250,000	2,858,400
ArvinMeritor, Inc. 8.750% 03/01/2012	123,000	114,697
Asbury Automotive Group, Inc. 9.000% 06/15/2012	220,000	216,700
Associated Materials, Inc. 9.750% 04/15/2012	89,000	94,563
AT&T Corp. 9.050% 11/15/2011	187,000	213,414
ATA Holdings Corp., Step-Up(a) (d) 13.000% 02/01/2009	382,000	163,305
Autonation, Inc. 9.000% 08/01/2008	205,000	222,937
Aztar Corp. 9.000% 08/15/2011	149,000	159,430
Bank Plus Corp. 12.000% 07/18/2007	155,000	165,850
Bankunited Capital Trust Preferred 10.250% 12/31/2026	375,000	413,437
BCP Crystal Holdings Corp. 9.625% 06/15/2014	73,000	80,482
BE Aerospace, Inc.(a) 8.875% 05/01/2011	71,000	71,532
Beazer Homes USA, Inc. 8.375% 04/15/2012	246,000	260,760
Berry Plastics Corp. 10.750% 07/15/2012	119,000	131,495
Block Communications, Inc. 9.250% 04/15/2009	112,000	117,880
Boise Cascade LLC(c) 7.125% 10/15/2014	123,000	116,850
Boyd Gaming Corp. 8.750% 04/15/2012	134,000	144,385

	Principal Amount	Market Value
Burns Philp Capital Property Limited/Burns Philp Capital US, Inc. 9.750% 07/15/2012	$162,000	$176,580
Cablevision Systems Corp.(a) (c) 8.000% 04/15/2012	100,000	98,625
Caesars Entertainment, Inc. 7.875% 03/15/2010	261,000	285,795
Caithness Coso Funding Corp. 9.050% 12/15/2009	82,163	87,914
California Steel Industries, Inc. 6.125% 03/15/2014	89,000	80,990
Calpine Canada Energy Finance Ulc(a) 8.500% 05/01/2008	275,000	137,500
Calpine Corp.(a) 7.625% 04/15/2006	250,000	172,500
Calpine Corp. (FRN)(c) 8.410% 07/15/2007	147,375	107,584
Case New Holland, Inc.(c) 9.250% 08/01/2011	75,000	76,500
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.125% 06/15/2013	190,000	207,575
Centerpoint Energy, Inc., Series B 7.250% 09/01/2010	82,000	90,327
Century Aluminum Co. 7.500% 08/15/2014	70,000	68,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 11.750% 05/15/2011	418,000	266,475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(c) 8.375% 04/30/2014	671,000	644,160
Chesapeake Energy Corp. 6.875% 01/15/2016	252,000	250,740
Cincinnati Bell, Inc.(c) 7.000% 02/15/2015	120,000	110,400
Cincinnati Bell, Inc.(a) (c) 8.375% 01/15/2014	40,000	38,100

	Principal Amount	Market Value
Cinemark USA, Inc. 9.000% 02/01/2013	$71,000	$75,082
Cinemark, Inc. 9.750% 03/15/2014	171,000	117,562
CITGO Trustees Cayman Limited(c) 8.500% 12/21/2014	173,000	172,135
Citizens Communications Co. 6.250% 01/15/2013	119,000	110,968
CMS Energy Corp. 8.500% 04/15/2011	93,000	99,510
CMS Energy Corp. 9.875% 10/15/2007	116,000	125,135
Collins & Aikman Floor Cover Co. 9.750% 02/15/2010	71,000	74,550
Collins & Aikman Products(a) (d) 10.750% 12/31/2011	50,000	37,125
Comforce Operating, Inc. 12.000% 12/01/2007	109,000	110,635
Community Health Systems, Inc. 6.500% 12/15/2012	119,000	116,620
Compass Minerals Group, Inc. 10.000% 08/15/2011	142,000	154,780
Constellation Brands, Inc. 8.125% 01/15/2012	75,000	76,875
Cooper Standard Auto(a) (c) 8.375% 12/15/2014	165,000	120,450
Corrections Corp. of America(c) 6.250% 03/15/2013	125,000	120,625
Corus Entertainment, Inc. 8.750% 03/01/2012	82,000	86,920
Coventry Health Care, Inc. 6.125% 01/15/2015	60,000	59,700
CP Ships Limited 10.375% 07/15/2012	237,000	266,033
Crown Castle International Corp. 7.500% 12/01/2013	80,000	85,200
Crown Castle International Corp.(a) 7.500% 12/01/2013	93,000	99,045
Crown European Holdings SA 9.500% 03/01/2011	134,000	144,720
Crown European Holdings SA 10.875% 03/01/2013	69,000	78,832

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Step-Up(c) 10.500% 10/01/2014	$90,000	$58,500
CSC Holdings, Inc. 7.625% 04/01/2011	321,000	325,815
Dana Corp. 10.125% 03/15/2010	130,000	132,593
DaVita, Inc.(c) 6.625% 03/15/2013	120,000	118,800
DaVita, Inc.(c) 7.250% 03/15/2015	100,000	97,250
Dayton Superior Corp. 13.000% 06/15/2009	93,000	79,050
Del Monte Corp.(c) 6.750% 02/15/2015	50,000	48,000
Del Monte Corp. 8.625% 12/15/2012	145,000	155,150
Delta Petroleum Corp.(c) 7.000% 04/01/2015	50,000	47,250
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/2009	160,000	175,200
Dex Media West LLC/Dex Media Finance Co. 5.875% 11/15/2011	139,000	134,135
Dex Media West LLC/Dex Media Finance Co., Series B 8.500% 08/15/2010	91,000	97,597
Dex Media West LLC/Dex Media Finance Co., Series B 9.875% 08/15/2013	160,000	177,600
Dex Media, Inc. 8.000% 11/15/2013	267,000	275,010
DI Finance / DynCorp International(c) 9.500% 02/15/2013	155,000	148,800
DirecTV Holdings LLC/DirecTV Financing Co. 8.375% 03/15/2013	427,000	462,227
DJ CDX NA HY(c) 8.250% 06/29/2010	7,939,000	7,666,097
Doane Pet Care Co. 10.750% 03/01/2010	233,000	244,650
Dobson Communications Corp.(a) 8.875% 10/01/2013	83,000	67,645
Dole Food Co., Inc. 8.625% 05/01/2009	71,000	74,728
Domino's, Inc. 8.250% 07/01/2011	87,000	90,915

	Principal Amount	Market Value
Douglas Dynamics LLC(c) 7.750% 01/15/2012	$86,000	$84,280
DR Horton, Inc. 9.375% 03/15/2011	78,000	83,991
DR Horton, Inc. 9.750% 09/15/2010	87,000	101,868
Dresser, Inc. 9.375% 04/15/2011	71,000	74,195
Dura Operating Corp., Series B(a) 8.625% 04/15/2012	93,000	79,050
Dura Operating Corp., Series B 9.000% 05/01/2009	112,000	99,479
Dynegy Holdings, Inc.(a) 6.875% 04/01/2011	97,000	80,268
Dynegy Holdings, Inc.(a) 8.750% 02/15/2012	263,000	233,412
Dynegy Holdings, Inc.(c) 10.125% 07/15/2013	287,000	295,610
Eagle-Picher Industries, Inc.(a) (d) 9.750% 09/01/2013	142,000	88,040
Earle M. Jorgenson Co. 9.750% 06/01/2012	194,000	205,640
Echostar DBS Corp.(c) 6.625% 10/01/2014	512,000	496,640
Echostar DBS Corp. 9.125% 01/15/2009	82,000	87,432
Edison Mission Energy Corp. 9.875% 04/15/2011	71,000	80,230
El Paso Corp.(a) 7.875% 06/15/2012	63,000	61,582
El Paso Electric Co., Series E 9.400% 05/01/2011	149,000	161,694
EL Paso Production Holding Co. 7.750% 06/01/2013	309,000	311,317
Emmis Operating Co. 6.875% 05/15/2012	104,000	102,700
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 03/01/2014	75,000	78,000
Equistar Chemicals, LP/Equistar Funding Corp. 8.750% 02/15/2009	206,000	219,390
Equistar Chemicals, LP/Equistar Funding Corp. 10.625% 05/01/2011	99,000	110,385

	Principal Amount	Market Value
Extendicare Health Services, Inc. 9.500% 07/01/2010	$71,000	$77,124
Eye Care Centers of America, Inc. 9.125% 05/01/2008	141,000	143,145
FelCor Lodging, LP REIT 9.000% 06/01/2011	101,000	108,070
Finlay Fine Jewelry Corp. 8.375% 06/01/2012	100,000	88,000
Flextronics International, Ltd. 6.250% 11/15/2014	294,000	271,950
Forest Oil Corp. 7.750% 05/01/2014	130,000	135,850
Fort James Corp. 6.875% 09/15/2007	93,000	95,325
Foundation Re Limited(c) 6.910% 11/24/2008	250,000	250,500
Freescale Semiconductor, Inc. 7.125% 07/15/2014	97,000	100,880
Fresenius Medical Care Capital Trust II 7.875% 02/01/2008	123,000	127,920
Fresenius Medical Care Capital Trust IV 7.875% 06/15/2011	112,000	119,000
Gazprom International SA, Reg S 7.201% 02/01/2020	1,301,000	1,356,943
Georgia-Pacific Corp. 8.125% 05/15/2011	394,000	430,938
Georgia-Pacific Corp. 9.375% 02/01/2013	239,000	266,186
The Goodyear Tire & Rubber Co.(a) 7.857% 08/15/2011	269,000	242,100
Graham Packaging Co., Inc.(c) 9.875% 10/15/2014	86,000	82,130
Graphic Packaging International Corp. 8.500% 08/15/2011	212,000	210,940
Graphic Packaging International Corp. 9.500% 08/15/2013	95,000	94,525
Hanover Equipment Trust, Class A 8.500% 09/01/2008	71,000	73,840
HCA, Inc. 6.300% 10/01/2012	343,000	344,928
HCA, Inc. 6.375% 01/15/2015	302,000	303,090

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Healthsouth Corp.(b) (d) 7.625% 06/01/2012	$391,000	$375,360
Helix 04 Limited(c) 8.493% 06/30/2009	250,000	251,675
Host Marriott, LP REIT(c) 6.375% 03/15/2015	140,000	133,175
Host Marriott, LP REIT 9.500% 01/15/2007	186,000	198,090
HSBC Bank PLC 0.000% 01/12/2010	800,000	414,000
Huntsman International LLC(a) (c) 7.375% 01/01/2015	399,000	398,002
Huntsman International LLC 9.875% 03/01/2009	205,000	220,375
Huntsman International LLC 10.125% 07/01/2009	326,000	338,225
Huntsman International LLC 10.125% 07/01/2009	123,000	165,070
Huntsman International LLC (c) 11.500% 07/15/2012	71,000	81,650
Imco Recycling, Inc. 10.375% 10/15/2010	95,000	103,312
ING Bank NV(c) 11.890% 12/30/2009	290,000	75,481
Ingram Micro, Inc. 9.875% 08/15/2008	186,000	196,695
Inland Fiber Group LLC 9.625% 11/15/2007	186,000	88,350
Innophos, Inc.(c) 8.875% 08/15/2014	200,000	207,000
Intelsat Bermuda Limited(c) 8.625% 01/15/2015	170,000	172,550
Inter-American Development Bank 0.000% 12/08/2009	250,000	98,535
Intrawest Corp. 7.500% 10/15/2013	118,000	117,410
INVISTA(c) 9.250% 05/01/2012	280,000	298,550
Iron Mountain, Inc. 7.750% 01/15/2015	168,000	160,440
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	78,000	75,660
Isle of Capri Casinos, Inc. 9.000% 03/15/2012	268,000	290,110
ISP Holdings, Inc., Series B 10.625% 12/15/2009	153,000	164,475

	Principal Amount	Market Value
Ispat Inland ULC 9.750% 04/01/2014	$109,000	$124,533
Jacuzzi Brands, Inc. 9.625% 07/01/2010	81,000	86,670
Jean Coutu Group, Inc.(a) 8.500% 08/01/2014	103,000	97,078
John Q. Hammons Hotels, Inc., Series B 8.875% 05/15/2012	116,000	123,540
Johor Corp., Series P3, Step-Up 1.000% 07/31/2012	1,440,000	380,842
JSG Funding PLC(c) 7.750% 04/01/2015	90,000	74,700
JSG Funding PLC 9.625% 10/01/2012	119,000	117,810
K. Hovnanian Enterprises, Inc. 8.875% 04/01/2012	97,000	103,305
Kaiser Aluminum & Chemical Corp., Series B(d) 10.875% 10/15/2006	168,000	147,840
Kansas City Southern Railway, Co. 7.500% 06/15/2009	75,000	75,750
KB Home 8.625% 12/15/2008	76,000	82,801
Kerzner International Limited 8.875% 08/15/2011	186,000	199,020
Koppers, Inc. 9.875% 10/15/2013	114,000	121,980
L-3 Communications Corp. 5.875% 01/15/2015	149,000	141,922
Leslie's Poolmart(c) 7.750% 02/01/2013	60,000	59,400
Level 3 Communications, Inc., Senior Note(a) 9.125% 05/01/2008	75,000	57,375
Levi Strauss & Co.(c) 7.730% 04/01/2012	120,000	110,400
Levi Strauss & Co. 12.250% 12/15/2012	146,000	154,760
Lin Television Corp. 6.500% 05/15/2013	82,000	78,515
Lucent Technologies, Inc. 6.450% 03/15/2029	301,000	253,969
Lyondell Chemical Co. 10.500% 06/01/2013	75,000	86,437
Lyondell Chemical Co. Series A 9.625% 05/01/2007	76,000	80,750

	Principal Amount	Market Value
Lyondell Chemical Co. Series B 9.875% 05/01/2007	$179,000	$183,475
Mail-Well, Inc. 9.625% 03/15/2012	220,000	234,300
Mandalay Resort Group 9.375% 02/15/2010	130,000	142,350
Mandalay Resort Group 10.250% 08/01/2007	179,000	196,453
MCI, Inc. 6.908% 05/01/2007	182,000	184,730
MCI, Inc. 7.688% 05/01/2009	300,000	309,750
Mediacom LLC/Mediacom Capital Corp.(a) 9.500% 01/15/2013	213,000	203,947
Medianews Group, Inc. 6.875% 10/01/2013	75,000	72,750
MedQuest, Inc., Series B 11.875% 08/15/2012	123,000	124,230
Mercer International, Inc. 9.250% 02/15/2013	85,000	78,200
Meristar Hospitality Corp. REIT 9.125% 01/15/2011	185,000	185,925
MeriStar Hospitality Operating Partnership, LP/MeriStar Hospitality Finance Corp. REIT 10.500% 06/15/2009	104,000	109,200
Meritage Homes Corp.(c) 6.250% 03/15/2015	60,000	55,200
Metaldyne Corp.(a) 11.000% 06/15/2012	183,000	139,080
MGM Mirage 8.375% 02/01/2011	190,000	201,875
Midwest Generation LLC 8.750% 05/01/2034	309,000	336,810
Milacron Escrow Corp. 11.500% 05/15/2011	145,000	155,150
Mirant Americas Generation LLC(d) 7.625% 05/01/2006	86,000	97,825
Mohegan Tribal Gaming Authority(c) 6.125% 02/15/2013	60,000	59,100
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	123,000	122,692
Mohegan Tribal Gaming Authority(c) 6.875% 02/15/2015	85,000	83,725

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
National Waterworks, Inc. 10.500% 12/01/2012	$71,000	$80,052
Navigator Gas Transport PLC(c) (d) 10.500% 06/30/2007	434,000	368,900
Navistar International Corp.(c) 6.250% 03/01/2012	60,000	52,800
NDCHealth Corp. 10.500% 12/01/2012	138,000	145,590
Newfield Exploration Co. 8.375% 08/15/2012	121,000	130,075
Nextel Communications, Inc. 7.375% 08/01/2015	700,000	745,500
Nextel Partners, Inc. 12.500% 11/15/2009	247,000	270,465
NMHG Holding Co. 10.000% 05/15/2009	89,000	95,898
Novelis, Inc.(c) 7.250% 02/15/2015	180,000	174,150
NRG Energy, Inc.(c) 8.000% 12/15/2013	192,000	193,920
NTK Holdings, Inc., Step-Up(a) (c) 10.750% 03/01/2014	195,000	97,500
Ocean Rig Norway AS 10.250% 06/01/2008	446,000	454,920
Ocwen Capital Trust 1 10.875% 08/01/2027	196,000	199,920
Oregon Steel Mills, Inc. 10.000% 07/15/2009	138,000	148,005
Orion Network Systems, Inc.(b) (d) 12.500% 01/15/2007	446,000	227,460
Owens-Brockway 7.750% 05/15/2011	108,000	113,940
Owens-Brockway 8.750% 11/15/2012	298,000	324,820
Owens-Brockway 8.875% 02/15/2009	216,000	230,040
Pacificare Health Systems, Inc. 10.750% 06/01/2009	111,000	123,210
PanAmSat Corp. 9.000% 08/15/2014	153,000	159,120
PanAmSat Holding Corp., Step-Up(c) 10.375% 11/01/2014	75,000	48,000
PCI Chemicals Canada, Inc., Series B 10.000% 12/31/2008	95,000	100,225
Peabody Energy Corp. 6.875% 03/15/2013	123,000	127,305

	Principal Amount	Market Value
Pemex Project Funding Master Trust 7.375% 12/15/2014	$319,000	$346,593
Pemex Project Funding Master Trust 8.500% 02/15/2008	129,000	140,287
Pemex Project Funding Master Trust 9.125% 10/13/2010	284,000	329,440
Penn National Gaming, Inc.(c) 6.750% 03/01/2015	60,000	57,450
Penn National Gaming, Inc. 8.875% 03/15/2010	138,000	146,452
Petco Animal Supplies, Inc. 10.750% 11/01/2011	149,000	165,390
Petroleum Helicopters, Inc. 9.375% 05/01/2009	75,000	78,375
Pinnacle Entertainment, Inc. 8.250% 03/15/2012	175,000	171,500
Pioneer 2002 Limited(c) 8.010% 06/15/2006	250,000	254,550
Pioneer 2002 Limited(c) 8.760% 06/15/2006	250,000	254,450
Pioneer 2002 Limited (VRN)(c) 9.010% 06/15/2006	250,000	252,925
Playtex Products, Inc. 8.000% 03/01/2011	108,000	115,290
Playtex Products, Inc. 9.375% 06/01/2011	112,000	116,200
PolyOne Corp. 8.875% 05/01/2012	159,000	167,347
Premcor Refining Group (The), Inc. 9.500% 02/01/2013	186,000	211,110
Primedia, Inc. 8.000% 05/15/2013	183,000	183,915
Quintiles Transnational Corp. 10.000% 10/01/2013	91,000	98,280
Qwest Capital Funding, Inc.(a) 7.900% 08/15/2010	96,000	88,320
Qwest Corp.(c) 9.125% 03/15/2012	560,000	593,600
Qwest Services Corp.(c) 14.000% 12/15/2010	514,000	578,250
Qwest Services Corp.(c) 14.500% 12/15/2014	173,000	200,680

	Principal Amount	Market Value
Radio One, Inc. 8.875% 07/01/2011	$108,000	$115,560
Rainbow National Services LLC(c) 8.750% 09/01/2012	101,000	108,070
Range Resources Corp.(c) 6.375% 03/15/2015	60,000	57,900
Redwood Capital(c) 7.280% 12/31/2049	250,000	250,500
Reliant Energy, Inc. 9.250% 07/15/2010	148,000	151,330
Reliant Energy, Inc. 9.500% 07/15/2013	190,000	197,125
Rexnord Corp. 10.125% 12/15/2012	80,000	85,600
RH Donnelley Corp.(c) 6.875% 01/15/2013	100,000	99,250
RH Donnelley Finance Corp. I(c) 8.875% 12/15/2010	104,000	113,100
RH Donnelley Finance Corp. I(c) 10.875% 12/15/2012	160,000	182,800
Rhodia SA(c) 8.000% 06/01/2010	105,000	130,021
Rhodia SA(a) 10.250% 06/01/2010	119,000	126,140
Rite Aid Corp. 8.125% 05/01/2010	149,000	145,275
Rite Aid Corp. 9.500% 02/15/2011	75,000	76,125
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	319,000	327,374
Rogers Wireless Communications, Inc.(a) 8.000% 12/15/2012	106,000	108,650
Rotech Healthcare, Inc. 9.500% 04/01/2012	194,000	208,550
Royal Caribbean Cruises Limited 8.750% 02/02/2011	116,000	129,920
Royster-Clark, Inc. 10.250% 04/01/2009	75,000	75,375
Rural Cellular Corp. 9.625% 05/15/2008	82,000	78,310
Rural Cellular Corp. 9.750% 01/15/2010	105,000	95,025
Rural Cellular Corp. 9.875% 02/01/2010	132,000	132,330
Russell Corp. 9.250% 05/01/2010	93,000	96,487
Saks, Inc.(a) 8.250% 11/15/2008	202,000	213,615

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Sanmina-SCI Corp.(c) 6.750% 03/01/2013	$85,000	$76,075
SBA Communications Corp.(c) 8.500% 12/01/2012	149,000	155,332
SBA Telecommunications, Inc./SBA Communications Corp.(c) 9.750% 12/15/2011	218,000	189,660
Seagate Technology Hdd Holdings Corp. 8.000% 05/15/2009	82,000	86,100
Sealy Mattress Co. 8.250% 06/15/2014	104,000	105,040
Select Medical Corp., Senior Subordinated Note(c) 7.625% 02/01/2015	120,000	117,900
Shaw Communications, Inc., Series B 8.540% 09/30/2027	543,000	459,384
Sinclair Broadcast Group, Inc. 8.000% 03/15/2012	425,000	421,812
Six Flags, Inc.(a) 8.875% 02/01/2010	224,000	196,560
Six Flags, Inc. 9.625% 06/01/2014	100,000	84,500
Smithfield Foods, Inc.(a) 7.625% 02/15/2008	114,000	118,275
Solo Cup Co.(a) 8.500% 02/15/2014	117,000	112,905
Sonat, Inc. 7.625% 07/15/2011	172,000	166,840
Southern Natural Gas Co. 7.350% 02/15/2031	116,000	119,824
Southern Natural Gas Co. 8.000% 03/01/2032	168,000	185,580
Southern Natural Gas Co. 8.875% 03/15/2010	101,000	109,777
Spanish Broadcasting System, Inc. 9.625% 11/01/2009	404,000	422,685
Standard Parking Corp. 9.250% 03/15/2008	182,000	178,360
Standard-Pacific Corp. 9.250% 04/15/2012	75,000	82,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	298,000	326,683
State of Israel 5.500% 12/04/2023	425,000	459,705

	Principal Amount	Market Value
Station Casinos, Inc. 6.500% 02/01/2014	$200,000	$199,500
Station Casinos, Inc. 9.875% 07/01/2010	93,000	97,534
Steel Dynamics, Inc. 9.500% 03/15/2009	75,000	80,250
Stena AB 7.000% 12/01/2016	112,000	102,620
Stena AB 9.625% 12/01/2012	80,000	86,600
Stone Container Corp. 8.375% 07/01/2012	175,000	172,813
Stone Container Corp. 9.250% 02/01/2008	168,000	172,200
Stone Container Corp. 9.750% 02/01/2011	294,000	307,965
Stone Energy Corp. 6.750% 12/15/2014	100,000	95,000
Stoneridge, Inc. 11.500% 05/01/2012	173,000	183,380
Swift & Co. 10.125% 10/01/2009	75,000	80,250
Sybron Dental Specialties, Inc. 8.125% 06/15/2012	155,000	164,300
Synagro Technologies, Inc. 9.500% 04/01/2009	89,000	95,452
TD Funding Corp. 8.375% 07/15/2011	116,000	118,320
TECO Energy, Inc. 7.200% 05/01/2011	230,000	243,225
Teekay Shipping Corp. 8.875% 07/15/2011	75,000	84,000
Tekni-Plex, Inc. Series B(a) 12.750% 06/15/2010	170,000	140,250
Tembec Industries, Inc. 7.750% 03/15/2012	149,000	112,495
Tenet Healthcare Corp. 6.375% 12/01/2011	229,000	212,970
Tenet Healthcare Corp. 9.875% 07/01/2014	141,000	144,878
Tengizchevroil Finance Co S.ar.1, Series A(c) 6.124% 11/15/2014	663,000	664,657
Tenneco Automotive Inc. 10.250% 07/15/2013	116,000	126,730
Tenneco Automotive, Inc.(c) 8.625% 11/15/2014	49,000	44,712
Tennessee Gas Pipeline Co. 7.000% 10/15/2028	82,000	80,890
Tennessee Gas Pipeline Co. 7.500% 04/01/2017	524,000	564,540

	Principal Amount	Market Value
Tennessee Valley Authority 6.790% 05/23/2012	$2,948,000	$3,366,162
Terex Corp. 9.250% 07/15/2011	101,000	109,585
Terex Corp. 10.375% 04/01/2011	205,000	222,425
Tesoro Corp. 8.000% 04/15/2008	291,000	304,822
Tesoro Corp.(a) 9.625% 04/01/2012	88,000	97,240
Texas Genco LLC/Texas Genco Financing Corp.(c) 6.875% 12/15/2014	251,000	245,980
Texas Industries, Inc. 10.250% 06/15/2011	119,000	133,578
Time Warner Telecom Holdings, Inc.(c) 9.250% 02/15/2014	120,000	109,200
Time Warner Telecom LLC/Time Warner Telecom, Inc.(a) 9.750% 07/15/2008	83,000	81,029
Titan Petrochemicals Group, Ltd.(a) (c) 8.500% 03/18/2012	224,000	202,720
Toll Corp. 8.250% 12/01/2011	75,000	80,156
Triad Hospitals, Inc. 7.000% 11/15/2013	400,000	399,000
Trimas Corp. 9.875% 06/15/2012	207,000	203,895
Triton PCS, Inc. 8.500% 06/01/2013	149,000	128,885
Trustreet Properties, Inc. REIT(c) 7.500% 04/01/2015	105,000	105,262
TRW Automotive, Inc. 9.375% 02/15/2013	73,000	75,555
UbiquiTel Operating Co. 9.875% 03/01/2011	97,000	105,003
UBS Luxembourg SA 6.230% 02/11/2015	230,000	225,251
Ucar Finance, Inc. 10.250% 02/15/2012	89,000	93,005
United Biscuits Finance PLC 10.750% 04/15/2011	149,000	282,246
United Rentals North America, Inc.(a) 7.000% 02/15/2014	191,000	171,900
United States Steel Corp. 9.750% 05/15/2010	69,000	75,900

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
United States Steel LLC 10.750% 08/01/2008	$114,000	$128,250
Universal City Development Partners 11.750% 04/01/2010	142,000	160,815
Universal Compression, Inc. 7.250% 05/15/2010	119,000	120,785
Universal Hospital Services, Inc. 10.125% 11/01/2011	91,000	92,138
URS Corp. 11.500% 09/15/2009	93,000	105,090
Valor Telecommunications Enterprises LLC/Finance Corp.(c) 7.750% 02/15/2015	60,000	57,450
Vertis, Inc. 9.750% 04/01/2009	84,000	84,000
Vicar Operating, Inc. 9.875% 12/01/2009	200,000	216,750
Visteon Corp. 7.000% 03/10/2014	75,000	53,250
Warner Chilcott Corp.(c) 8.750% 02/01/2015	60,000	58,800
WCI Communities, Inc. 9.125% 05/01/2012	130,000	135,850
Western Financial Bank Corp. 9.625% 05/15/2012	142,000	154,070
Western Forest Products, Inc.(c) 15.000% 07/28/2009	119,000	129,710
Western Wireless Corp. 9.250% 07/15/2013	61,000	69,693
William Lyon Homes, Inc. 10.750% 04/01/2013	129,000	136,095
Williams Cos., Inc. 7.125% 09/01/2011	688,000	717,240
Williams Cos., Inc. 8.750% 03/15/2032	75,000	86,250
Williams Scotsman, Inc.(a) 9.875% 06/01/2007	179,000	175,867
WMG Holdings Corp.(c) 7.385% 12/15/2011	50,000	51,500
WMG Holdings Corp.(c) 9.500% 12/15/2014	370,000	246,050
Wolverine Tube, Inc., Series B(a) 10.500% 04/01/2009	149,000	150,490
WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp. 12.750% 11/15/2009	276,000	266,340

	Principal Amount	Market Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(c) 6.625% 12/01/2014	$347,000	$324,445
XTO Energy, Inc. 7.500% 04/15/2012	194,000	223,665
TOTAL CORPORATE DEBT (Cost $80,463,042)		77,367,396
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
Collateralized Mortgage Obligations
AESOP Funding II LLC, Series 2005-1A, Class A2(c) 3.050% 04/20/2008	50,000	49,920
Asset Securitization Corp., Series 1995-MD4, Class A4 7.384% 08/13/2029	186,000	198,810
Asset Securitization Corp., Series 1995-MD4, Class A5 7.384% 08/13/2029	745,000	795,165
Asset Securitization Corp., Series 1995-MD7, Class A1B 7.410% 01/13/2030	245,980	256,208
Asset Securitization Corp., Series 1997-D4, Class B1 7.525% 04/14/2029	368,000	417,580
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 4.512% 12/10/2042	136,000	134,553
Banc of America Funding Corp., Series 2004-2, Class 2A1 6.500% 07/20/2032	218,572	225,499
Bank of America Mortgage Securities, Series 2004-8, Class 5A1 6.500% 05/25/2032	199,375	205,684
Bank of America Mortgage Securities, Series 2004-E, Class 2A9 3.712% 06/25/2034	114,117	114,073

	Principal Amount	Market Value
Bank of America Mortgage Securities, Series 2004-G, Class A1 2.469% 08/25/2034	$38,152	$38,101
Bank One Auto Securitization Trust, Series 2003-1, Class A2 1.290% 08/21/2006	17,433	17,420
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2 4.945% 02/11/2041	70,000	70,109
BMW Vehicle Owner Trust, Series 2005-A, Class A2 3.660% 12/26/2007	210,000	210,043
Centex Home Equity, Series 2005-B, Class AF1 4.050% 03/26/2035	68,469	68,414
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class IA2 2.451% 11/25/2018	40,000	39,744
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Class 1A2 2.427% 06/25/2019	110,000	108,900
Countrywide Alternative Loan Trust, Series 2004-J9, Class 1A1 3.200% 10/25/2034	155,886	155,959
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500% 08/25/2032	220,270	226,256
Credit Suisse First Boston, Inc., Series A 07/05/2006	380,000	224,527
Daimler Chrysler Auto Trust, Series 2002-A, Class A4 4.490% 10/06/2008	67,603	67,827
Equity One ABS, Inc., Series 2004-3, Class AF2 3.799% 07/25/2034	30,000	29,883
First Chicago/Lennar Trust, Series 1997-CHL1, Class D(c) 7.718% 04/29/2039	317,000	320,764

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2 6.560% 11/18/2035	$113,000	$119,134
Ford Credit Auto Owner Trust, Series 2005-B, Class A2 3.780% 09/15/2007	200,000	200,041
FPL Energy National Wind, Senior Secured Note(c) 5.608% 03/10/2024	75,000	74,444
FPL Energy National Wind, Senior Secured Note(c) 6.125% 03/25/2019	40,000	38,776
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.578% 06/10/2048	60,000	59,677
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3 6.869% 07/15/2029	80,230	84,017
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.547% 12/10/2041	90,000	89,341
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.305% 08/10/2042	120,000	119,203
GSR Mortgage Loan Trust, Series 2004-12, Class 3A1 4.503% 12/25/2034	213,111	212,912
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/2032	399,000	447,428
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C 7.470% 10/15/2032	314,000	349,184
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.950% 01/15/2010	373,000	424,736
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 07/25/2034	285,961	291,582

	Principal Amount	Market Value
Morgan Stanley Capital I, Series 1996-C1, Class F(c) 7.369% 02/15/2028	$498,000	$466,862
Morgan Stanley Capital I, Series 1997-XL1, Class G(c) 7.695% 10/03/2030	535,000	369,425
Nomura Asset Securities Corp., Series 1998-D, Class A 6.590% 03/15/2030	129,000	136,876
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360% 03/12/2034	373,000	404,646
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 4.415% 04/25/2035	60,000	60,103
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 5.180% 03/25/2035	317,603	319,737
Toyota Auto Receivables Owner Trust, Series 2002-B, Class A4 4.390% 05/15/2009	269,974	271,113
Volkswagen Auto Lease Trust, Series 2005-A, Class A2 3.520% 04/20/2007	160,000	160,000
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2 4.380% 10/15/2041	180,000	179,162
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2 4.782% 03/15/2042	220,000	222,359
Washington Mutual, Inc., Series 2005-AR5, Class A1 4.852% 05/25/2035	270,000	271,122
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A1 4.540% 01/25/2035	175,284	175,472

	Principal Amount		Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A10 3.803% 08/25/2034		$189,043	$189,124
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A2 4.641% 11/25/2034		108,065	107,977
WFS Financial Owner Trust, Series 2002-2, Class A4 4.500% 02/20/2010		80,000	80,475
Whole Auto Loan Trust, Series 2004-1, Class A2A 2.590% 05/15/2007		178,000	177,249
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,150,116)			10,077,616
SOVEREIGN DEBT OBLIGATIONS - 28.9%
Argentine Republic 2.000% 01/03/2010- 01/03/2016	ARS	1,218,000	639,225
Argentine Republic 3.010% 08/03/2012	ARS	1,821,000	1,515,983
Argentine Republic 3.500% 03/31/2023	ARS	142,000	82,417
Bundesobligation 3.500% 10/10/2008		1,549,000	2,073,574
Bundesschatzanweisungen 2.000% 06/17/2005		1,567,000	2,031,598
Canada Government 5.000% 06/01/2014	CAD	655,000	558,356
Central Bank of Nigeria 5.092% 01/05/2010		123,517	110,239
Dominican Republic, Reg S 9.040% 01/23/2013		265,000	243,138
French Republic 5.000% 07/12/2005- 01/12/2006	EUR	2,348,000	3,073,964
French Republic 5.500% 10/25/2007- 10/25/2010	EUR	610,000	864,305
French Republic 5.750% 10/25/2032	EUR	948,000	1,594,618
Hellenic Republic 3.500% 04/18/2008	EUR	437,000	582,197
Hellenic Republic 4.600% 05/20/2013	EUR	101,000	141,421
Hellenic Republic 4.650% 04/19/2007	EUR	866,000	1,173,374
Italian Republic 4.500% 03/01/2007	EUR	414,000	558,367

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount		Market Value
Italian Republic 4.750% 07/01/2005	EUR	250,000	$325,446
Italian Republic 5.000% 10/15/2007	EUR	722,000	995,384
Italian Republic 5.250% 12/15/2005	EUR	789,000	1,041,890
Japan Government 0.400% 06/20/2006	JPY	430,300,000	4,112,150
Kingdom of Belgium 5.000% 09/28/2011	EUR	175,000	252,565
Kingdom of Belgium 5.750% 03/28/2008	EUR	327,000	462,889
Kingdom of Belgium 6.250% 03/28/2007	EUR	1,125,000	1,566,237
Kingdom of Norway 5.500% 05/15/2009 NOK		1,230,000	212,912
Kingdom of Norway 6.000% 05/16/2011 NOK		17,010,000	3,080,301
Kingdom of Norway 6.500% 05/15/2013 NOK		2,450,000	466,791
Kingdom of Spain 06/17/2005	EUR	1,340,000	1,733,180
Kingdom of Spain 5.750% 07/30/2032	EUR	770,000	1,292,824
Kingdom of Sweden 5.000% 01/28/2009	SEK	3,230,000	494,511
Kingdom of Sweden 5.250% 03/15/2011	SEK	29,380,000	4,653,652
Kingdom of the Netherlands 5.500% 01/15/2028	EUR	646,000	1,033,830
New Zealand Government 7.000% 07/15/2009	NZD	917,000	700,118
Portuguese Republic 4.875% 08/17/2007	EUR	192,000	262,885
Queensland Treasury Corp. 6.000% 07/14/2009	AUD	3,197,000	2,554,927
Republic of Austria 6.250% 07/15/2027	EUR	1,351,000	2,341,600
Republic of Brazil 8.000% 04/15/2014		2,095,148	2,079,435
Republic of Brazil 8.750% 02/04/2025		1,205,000	1,156,800
Republic of Brazil 10.500% 07/14/2014		244,000	273,890
Republic of Brazil 11.000% 08/17/2040		421,000	476,993
Republic of Bulgaria(c) 8.250% 01/15/2015		526,000	649,965
Republic of Colombia 8.375% 02/15/2027		195,000	181,350
Republic of Colombia 11.375% 01/31/2008	EUR	414,000	620,018

	Principal Amount		Market Value
Republic of Colombia 11.750% 03/01/2010	COP	925,000,000	$403,094
Republic of Colombia 12.000% 10/22/2015	COP	1,090,000,000	450,197
Republic of Ecuador, Reg S 8.000% 08/15/2030		342,000	273,600
Republic of El Salvador(c) 7.625% 09/21/2034		178,000	187,790
Republic of Finland 2.750% 07/04/2006		111,000	144,972
Republic of Germany 4.500% 08/17/2007		127,000	172,664
Republic of Germany 5.000% 07/04/2012		343,000	498,164
Republic of Germany 5.250% 01/04/2011	EUR	940,000	1,367,650
Republic of Germany 5.375% 01/04/2010		153,000	220,928
Republic of Guatemala(c) 10.250% 11/08/2011		108,000	126,900
Republic of Hungary 8.500% 10/12/2005	HUF	56,850,000	291,838
Republic of Ivory Coast 1.900% 03/29/2018 FRF		3,505,624	114,339
Republic of Nigeria 6.250% 11/15/2020		250,000	237,500
Republic of Panama 7.250% 03/15/2015		867,000	899,513
Republic of Panama 8.125% 04/28/2034		246,000	260,760
Republic of Panama 9.375% 01/16/2023		678,000	796,650
Republic of Peru 9.000% 01/31/2012	PEN	350,000	110,345
Republic of Peru 12.250% 08/10/2011	PEN	386,000	141,602
Republic of Poland 6.000% 05/24/2009	PLN	1,515,000	463,526
Republic of Portugal 3.250% 07/15/2008	EUR	540,000	715,485
Republic of South Africa 8.000% 12/21/2018	ZAR	912,000	145,473
Republic of South Africa 8.250% 09/15/2017	ZAR	886,000	144,349
Republic of South Africa 10.500% 12/21/2026	ZAR	852,000	179,467
Republic of South Africa 13.500% 09/15/2015	ZAR	2,140,000	475,429
Republic of the Philippines 8.375% 02/15/2011		242,000	245,630
Republic of the Philippines 9.375% 01/18/2017		157,000	166,420
Republic of the Philippines 9.500% 02/02/2030		530,000	519,400

	Principal Amount		Market Value
Republic of the Philippines 10.625% 03/16/2025		$232,000	$250,270
Republic of Turkey 7.250% 03/15/2015		898,000	871,060
Republic of Venezuela 7.000% 03/16/2015	EUR	340,000	416,613
Republic of Venezuela 8.500% 10/08/2014		572,000	563,420
Russian Federation 3.000% 05/14/2008		630,000	586,719
Russian Federation(c) 5.000% 03/31/2030		2,279,000	2,421,742
State of Israel 7.500% 03/31/2014	ILS	940,000	230,604
United Kingdom 4.000% 03/07/2009	GBP	3,216,000	6,039,524
United Mexican States 10/13/2005	MXN	2,370,000	204,294
United Mexican States 6.750% 06/06/2006	JPY	54,000,000	549,815
United Mexican States 7.500% 04/08/2033		393,000	425,423
United Mexican States 8.000% 12/19/2013- 12/07/2023	MXN	10,249,000	724,423
United Mexican States 8.300% 08/15/2031		231,000	270,559
United Mexican States 9.500% 12/18/2014	MXN	745,000	62,732
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $72,806,347)			71,636,202
STRUCTURED OBLIGATIONS - 1.5%
Citigroup Global Markets Holdings Inc., Dominican Republic Unsec. Credit Linked Nts. 03/31/2006		136,176	143,896
Citigroup Global Markets Holdings Inc., Dominican Republic Unsec. Credit Linked Nts. 03/10/2006- 04/24/2006		228,939	247,050
Citigroup Global Markets Holdings Inc., Dominican Republic Unsec. Credit Linked Nts. 05/02/2006		168,219	164,555
Citigroup Global Markets Holdings Inc., Ukraine Unsec. Credit Linked Nts. 01/04/2010		250,000	58,899

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Global Markets Holdings, Inc., Republic of Brazil Real Unsec. Credit Linked Nts.(c) 10/04/2005	$248,350	$229,898
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts. 12/30/2009	1,180,000	275,744
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts. 12/30/2009	585,000	137,263
Deutsche Bank AG, Moscow Region Unsec. Credit Linked Nts. 03/30/2010	1,619,000	60,943
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts. 06/22/2013	229,333	274,397
Deutsche Bank AG, Republic of Nigeria Unsec. Credit Linked Nts. 06/16/2005	24,000,000	178,306
Deutsche Bank AG, Romanian Unsec. Credit Linked Nts. 05/12/2005	4,200,000,000	150,068
JP Morgan Securities Ltd, Republic of Brazil Unsec. Credit Linked Nts. 01/02/2015	2,170,000	240,412
JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts. 01/02/2015	985,700	93,781
Lehman Brothers, Romanian Unsec. Credit Linked Nts. 03/05/2007- 04/18/2008	9,790,000,000	344,064
Lenman Brothers, Romanian Unsec. Linked Credit Nts. 04/18/2010	570,000,000	20,410

	Principal Amount	Market Value
UBS AG, Republic of Brazil Unsec. Credit Linked Nts. 04/20/2010	$1,020,000	$1,008,938
TOTAL STRUCTURED OBLIGATIONS (Cost $3,678,449)		3,628,624
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.0%
Federal Home Loan Mortgage Corporation (FHLMC) - 3.3%
Collateralized Mortgage Obligations - 0.7%
FHLMC, Series 2035, Class PE, IO 7.000% 03/15/2028	243,889	42,689
FHLMC, Series 2042, Class N 6.500% 03/15/2028	176,759	183,759
FHLMC, Series 2049, Class PL, IO 7.000% 04/15/2028	1,548,685	266,034
FHLMC, Series 2055, Class ZM 6.500% 05/15/2028	109,363	115,096
FHLMC, Series 2080, Class Z 6.500% 08/15/2028	71,333	75,184
FHLMC, Series 2387, Class PD 6.000% 04/15/2030	130,531	132,084
FHLMC, Series 2410, Class NE 6.500% 09/15/2030	141,194	141,925
FHLMC, Series 2423, Class PD 6.500% 11/15/2030	50,162	50,310
FHLMC, Series 2430, Class GD 6.500% 11/15/2030	37,501	37,496
FHLMC, Series 2430, Class ND 6.500% 01/15/2031	131,191	132,007
FHLMC, Series 2550, Class QK 4.500% 04/15/2022	32,872	32,863
FHLMC, Series 2583, Class PA 5.500% 03/15/2022	242,594	245,343
FHLMC, Series 2819, Class S, IO 4.650% 06/15/2034	1,052,019	96,482

	Principal Amount	Market Value
FHLMC, Series 2920, Class S, IO 3.750% 01/15/2035	$612,770	$36,697
Total Collateralized Mortgage Obligations		1,587,969
Pass-Through Securities - 2.6%
FHLMC 3.625% 09/15/2006	3,045,000	3,035,744
FHLMC 3.750% 07/15/2009	421,000	566,195
FHLMC 6.000% 07/01/2024- 09/01/2034	1,815,403	1,866,531
FHLMC 6.500% 04/01/2018- 08/01/2032	482,648	503,562
FHLMC 7.000% 03/01/2031- 10/01/2031	288,214	305,009
FHLMC 7.500% 02/01/2032	92,073	98,820
FHLMC 8.500% 08/01/2031	67,935	74,068
Total Pass-Through Securities		6,449,929
Total Federal Home Loan Mortgage Corporation (FHLMC)		8,037,898
Federal National Mortgage Association (FNMA) - 12.1%
Collateralized Mortgage Obligations - 0.6%
FNMA Trust, Series 2002-94, Class MA 4.500% 08/25/2009	80,035	80,031
FNMA, Series 2001-50, Class NE 6.000% 08/25/2030	69,410	70,324
FNMA, Series 2001-70, Class LR 6.000% 09/25/2030	69,008	70,302
FNMA, Series 2001-T10, Class IO 0.450% 12/25/2041	11,387,096	253,446
FNMA, Series 2002-77, Class WF 3.370% 12/18/2032	72,896	73,252
FNMA, Series 2003-10, Class HP 5.000% 02/25/2018	230,000	232,018

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FNMA, Series 2004-101, Class BG 5.000% 01/25/2020	$155,000	$154,588
FNMA, Series 2004-W9, Class 2A2 7.000% 02/25/2044	148,350	156,880
FNMA, Series 2005-40, Class SA, IO 3.850% 05/25/2035	2,000,000	116,563
FNMA, Series 2005-40, Class SB, IO 3.900% 05/25/2035	430,000	25,514
FNMA, Series 324, Class 2, IO 6.500% 06/01/2032	405,055	80,974
FNMA, Series 333, Class IO 5.500% 03/01/2033	171,229	35,897
FNMA, Series 338, Class IO 5.500% 06/01/2033	303,388	63,631
FNMA, Series SMBS, Class 321, IO 6.500% 03/01/2032	590,312	117,537
Total Collateralized Mortgage Obligations		1,530,957
Pass-Through Securities - 11.5%
FNMA 0.000% 10/05/2007	2,200,000	1,994,324
FNMA 1.800% 05/27/2005	481,000	480,567
FNMA 5.000% 06/01/2018- 03/01/2034	1,261,140	1,260,825
FNMA 5.500% 03/01/2033- 01/01/2034	1,294,705	1,309,559
FNMA 6.000% 05/15/2008- 09/01/2024	702,961	739,099
FNMA 6.500% 12/01/2028	102,937	107,392
FNMA 6.625% 09/15/2009	3,094,000	3,389,284
FNMA 7.000% 11/01/2017- 07/01/2032	270,000	284,175
FNMA 7.250% 05/15/2030	249,000	330,701
FNMA 7.500% 02/01/2027	64,576	69,409
FNMA TBA(e) 5.000% 05/01/2019- 05/01/2035	4,293,000	4,284,955

	Principal Amount	Market Value
FNMA TBA(e) 5.500% 05/01/2020- 05/01/2035	$5,978,000	$6,065,909
FNMA TBA(e) 6.000% 05/01/2020- 05/01/2035	1,849,000	1,903,638
FNMA TBA(e) 6.500% 05/01/2035	5,637,000	5,861,159
FNMA TBA(e) 7.000% 05/01/2035	425,000	448,641
Total Pass-Through Securities		28,529,637
Total Federal National Mortgage Association (FNMA)		30,060,594
Government National Mortgage Association (GNMA) - 0.2%
Pass-Through Securities
GNMA 13.000% 10/15/2015	149,386	176,282
GNMA 13.500% 06/15/2015	192,992	229,305
Total Pass-Through Securities		405,587
Other Agencies - 0.4%
Pass-Through Securities
Resolution Funding Corp. Strips 01/15/2021	1,955,000	919,898
Tennessee Valley Authority 7.125% 05/01/2030	107,000	139,670
Total Pass-Through Securities		1,059,568
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,548,779)		39,563,647
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bonds - 0.1%
U.S. Treasury Bond 7.250% 05/15/2016	261,000	327,840
U.S. Treasury Notes - 0.2%
U.S. Treasury Strips 0.000% 02/15/2016	913,000	569,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $883,503)		897,110
TOTAL BONDS & NOTES (Cost $212,561,962)		208,199,174

	Number of Shares	Market Value
MUTUAL FUNDS - 0.2%
Energy Select Sector SPDR Fund(a)	4,580	$185,719
Materials Select Sector SPDR Fund(a)	6,700	187,667
Utilities Select Sector SPDR Fund	6,820	204,396
		577,782
TOTAL MUTUAL FUNDS (Cost $549,319)		577,782
	Principal Amount
OPTIONS - 0.0%
Mexican Peso Call, Expires 10/12/2005, Strike 11.449	$580,000	-
TOTAL OPTIONS (Cost $0)		-
TOTAL LONG TERM INVESTMENTS (Cost $221,888,297)		217,707,458
SHORT-TERM INVESTMENTS - 22.0%
Cash Equivalents - 2.9%(f)
American Beacon Money Market Fund	107,057	107,057
Bank of America Bank Note 2.770% 06/01/2005	195,885	195,885
Bank of America Bank Note 2.770% 07/18/2005	105,477	105,477
Bank of America Bank Note 2.800% 06/09/2005	105,477	105,477
Bank of America Bank Note 2.820% 05/16/2005	150,681	150,681
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	138,871	138,871
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	143,229	143,229
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	60,273	60,273

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	$150,681	$150,681
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	150,681	150,681
BGI Institutional Money Market Fund	599,189	599,189
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	105,477	105,477
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	30,136	30,136
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	75,340	75,340
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	74,809	74,809
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	301,361	301,361
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	60,273	60,273
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	301,361	301,361
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	90,408	90,408
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	125,371	125,371
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	85,229	85,229
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	210,617	210,617
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	120,545	120,545
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	150,681	150,681
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	105,477	105,477

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	$106,356	$106,356
Freddie Mac Discount Note 2.730% 05/02/2005	77,562	77,562
Freddie Mac Discount Note 2.740% 05/03/2005	226,866	226,866
General Electric Capital Corp. 2.910% 05/23/2005	75,340	75,340
General Electric Capital Corp. 2.940% 06/03/2005	209,439	209,439
General Electric Capital Corp. 2.970% 06/10/2005	78,479	78,479
Goldman Sachs Financial Square Prime Obligations Money Market Fund	30,136	30,136
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	75,340	75,340
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	215,769	215,769
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	105,477	105,477
Merrill Lynch Premier Institutional Money Market Fund	144,207	144,207
Merrimac Cash Fund, Premium Class	293,744	293,744
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	301,361	301,361
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	121,708	121,708
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	301,361	301,361
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	150,681	150,681
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	60,931	60,931

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	$15,068	$15,068
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	60,273	60,273
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	213,084	213,084
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	60,273	60,273
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	83,181	83,181
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	51,067	51,067
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	109,140	109,140
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	76,221	76,221
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	139,839	139,839
		7,127,489
Repurchase Agreement - 19.1%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(g)	47,278,468	47,278,468
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		54,405,957
TOTAL INVESTMENTS - 109.8% (Cost $276,294,254)(h)		272,113,415
Other Assets/ (Liabilities) - (9.8%)		(24,343,349)
NET ASSETS - 100.0%		$247,770,066

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ARS  Argentine Peso

AUD  Australian Dollar

CAD  Canadian Dollar

COP  Colombian Peso

EUR  Euro

FRF  French Franc

GBP  British Pound

HUF  Hungarian Forint

ILS  Israeli Shekel

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Kroner

NZD  New Zealand Dollar

PEN  Peruvian Nuevo Sol

PLN  Polish Zloty

SEK  Swedish Krona

ZAR  South African Rand

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $7,116,382 or 2.9% of net assets.

(d)  Security is currently in default.

(e)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(f)  Represents investments of security lending collateral. (Note 2).

(g)  Maturity value of $47,286,387. Collateralized by U.S. Government Agency obligations with rates of 3.354% - 6.295%, maturity dates of 8/25/17 - 6/15/34, and an aggregate market value, including accrued interest of $49,650,102.

(h)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES - 90.9%
CORPORATE DEBT
Abitibi-Consolidated, Inc. 7.750% 06/15/2011	$350,000	$323,750
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	135,000	123,188
Activant Solutions, Inc.(a) 9.090% 04/01/2010	1,400,000	1,424,500
Activant Solutions, Inc. 10.500% 06/15/2011	585,000	614,250
AEP Industries, Inc.(a) 7.875% 03/15/2013	250,000	248,078
AES Corp. 8.750% 06/15/2008	142,000	149,810
AES Corp.(b) 8.875% 02/15/2011	1,250,000	1,346,875
Ahold Finance USA, Inc. 6.250% 05/01/2009	600,000	601,500
Airgas, Inc. 7.750% 09/15/2006	200,000	207,000
Airgas, Inc. 9.125% 10/01/2011	100,000	108,000
ALH Finance LLC/ALH Finance Corp.(b) 8.500% 01/15/2013	600,000	576,000
Allied Waste North America(b) 6.125% 02/15/2014	800,000	700,000
American Greetings Corp. 6.100% 08/01/2028	250,000	258,125
American Media Operation, Inc.(b) 8.875% 01/15/2011	725,000	737,687
Ametek, Inc. 7.200% 07/15/2008	100,000	107,351
Appleton Papers, Inc. 8.125% 06/15/2011	275,000	277,750
BCP Crystal Holdings Corp. 9.625% 06/15/2014	439,000	483,998
Belden & Blake Corp. 8.750% 07/15/2012	350,000	316,750
Blockbuster, Inc.(a) 9.000% 09/01/2012	475,000	425,125
Bombardier, Inc.(a) (b) 6.300% 05/01/2014	500,000	430,000
Briggs & Stratton Corp. 8.875% 03/15/2011	65,000	74,750
Cablevision Systems Corp.(a) 7.880% 04/01/2009	600,000	612,000

	Principal Amount	Market Value
Cadmus Communications Corp. 8.375% 06/15/2014	$600,000	$627,000
CCO Holdings LLC/ Capital Corp.(a) 7.135% 12/15/2010	500,000	481,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.(b) 9.625% 11/15/2009	500,000	365,000
Charter Communications Holdings, Inc. 10.750% 10/01/2009	900,000	679,500
Chemed Corp. 8.750% 02/24/2011	800,000	864,000
Chesapeake Energy Corp. 6.875% 01/15/2016	750,000	746,250
Cincinnati Bell, Inc.(b) 8.375% 01/15/2014	750,000	714,375
Communications & Power Industries, Inc. 8.000% 02/01/2012	100,000	96,500
Consolidated Container Co. LLC 10.750% 06/15/2009	900,000	729,000
CSC Holdings, Inc. 7.625% 04/01/2011	750,000	761,250
CSC Holdings, Inc., Series B 8.125% 07/15/2009	250,000	256,250
Dean Foods Co. 6.900% 10/15/2017	700,000	707,000
Diamond Jo, LLC 8.750% 04/15/2012	750,000	723,750
Dollar Financial Group, Inc. 9.750% 11/15/2011	825,000	866,250
Douglas Dynamics LLC(a) 7.750% 01/15/2012	800,000	784,000
Echostar DBS Corp. 6.375% 10/01/2011	925,000	913,437
El Paso Corp.(b) 7.875% 06/15/2012	425,000	415,438
EL Paso Production Holding Co. 7.750% 06/01/2013	600,000	604,500
Elgin National Industries, Inc. Series B 11.000% 11/01/2007	125,000	113,750
Exco Resources, Inc. 7.250% 01/15/2011	675,000	664,875

	Principal Amount	Market Value
GenCorp, Inc. 9.500% 08/15/2013	$228,000	$247,380
General Motors Acceptance Corp. 7.750% 01/19/2010	750,000	706,909
General Nutrition Centers, Inc. 8.500% 12/01/2010	265,000	202,725
Georgia Gulf Corp. 7.125% 12/15/2013	325,000	333,125
GFSI, Inc. 9.625% 03/01/2007	500,000	455,000
Great Lakes Dredge & Dock Corp.(b) 7.750% 12/15/2013	750,000	590,625
HCA, Inc. 6.950% 05/01/2012	750,000	781,820
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	75,000	73,969
Hughes Supply, Inc.(a) 5.500% 10/15/2014	400,000	394,204
Huntsman LLC 11.625% 10/15/2010	505,000	583,275
Iaai Finance Corp.(a) 11.000% 04/01/2013	650,000	658,854
Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/2009	375,000	391,875
Instron Corp. 13.250% 09/15/2009	632,000	663,600
Intelsat Bermuda, Ltd.(a) 7.805% 01/15/2012	500,000	501,250
Intelsat Bermuda, Ltd.(a) 8.250% 01/15/2013	650,000	654,875
Interpool, Inc. 7.350% 08/01/2007	250,000	255,625
Intrawest Corp. 7.500% 10/15/2013	750,000	746,250
Iron Mountain, Inc. 8.625% 04/01/2013	400,000	401,000
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	700,000	679,000
Johnsondiversey, Inc., Series B 9.625% 05/15/2012	65,000	65,975
K2, Inc. 7.375% 07/01/2014	550,000	559,625
Kennametal, Inc. 7.200% 06/15/2012	175,000	194,666

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Keystone Automotive Operations, Inc. 9.750% 11/01/2013	$350,000	$350,000
Land O' Lakes, Inc.(b) 8.750% 11/15/2011	430,000	417,100
Land O' Lakes, Inc. 9.000% 12/15/2010	500,000	520,000
Leucadia National Corp. 7.000% 08/15/2013	750,000	750,000
Liberty Media Corp. 5.700% 05/15/2013	850,000	803,738
LodgeNet Entertainment Corp. 9.500% 06/15/2013	500,000	537,500
Lyondell Chemical Co. 9.500% 12/15/2008	1,000,000	1,066,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.(a) 8.000% 12/15/2014	100,000	86,500
Mail-Well I Corp. 7.875% 12/01/2013	1,050,000	984,375
Majestic Star Casino LLC 9.500% 10/15/2010	500,000	522,500
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.(a) 6.875% 11/01/2014	350,000	343,000
MCI, Inc. 6.908% 05/01/2007	1,500,000	1,522,500
MCI, Inc. 8.735% 05/01/2014	400,000	433,000
Mediacom LLC/Mediacom Capital Corp.(b) 9.500% 01/15/2013	100,000	95,750
Merrill Corp. 12.000% 05/01/2009	1,000,000	1,060,000
MGM Mirage 6.750% 09/01/2012	750,000	750,000
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	1,000,000	997,500
Moog, Inc. 6.250% 01/15/2015	640,000	633,600
Mrs Fields Famous Brands LLC/Mrs Fields Financing Co., Inc. 11.500% 03/15/2011	1,050,000	1,034,250
MSX International, Inc. 11.000% 10/15/2007	200,000	200,000
National Wine and Spirits, Inc. 10.125% 01/15/2009	600,000	597,000

	Principal Amount	Market Value
Navistar International Corp.(b) 7.500% 06/15/2011	$250,000	$236,250
Nextel Communications, Inc. 7.375% 08/01/2015	850,000	905,250
North American Energy Partners, Inc. 8.750% 12/01/2011	775,000	653,906
Northwestern Corp.(a) 5.875% 11/01/2014	70,000	71,129
NRG Energy, Inc.(a) 8.000% 12/15/2013	584,000	589,840
OM Group, Inc. 9.250% 12/15/2011	650,000	656,500
Owens-Illinois, Inc.(b) 7.500% 05/15/2010	700,000	719,250
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	700,000	729,750
Park Place Entertainment Corp. 7.000% 04/15/2013	45,000	48,712
Phillips Van-Heusen Corp. 7.250% 02/15/2011	700,000	700,000
Pinnacle Foods Holding Corp.(b) 8.250% 12/01/2013	225,000	186,750
Plains Exploration & Production Co. 8.750% 07/01/2012	250,000	270,000
Pliant Corp.(b) 11.125% 09/01/2009	500,000	455,000
Pogo Producing Co.(a) 6.625% 03/15/2015	850,000	843,625
PQ Corp.(a) 7.500% 02/15/2013	475,000	460,750
Premcor Refining Group, Inc. (The) 6.750% 05/01/2014	600,000	625,500
Primedia, Inc. 8.000% 05/15/2013	500,000	502,500
Primedia, Inc. 8.638% 05/15/2010	350,000	367,500
Quintiles Transnational Corp. 10.000% 10/01/2013	500,000	540,000
Qwest Capital Funding, Inc.(b) 7.000% 08/03/2009	650,000	586,625
Qwest Communications International, Inc.(a) 7.250% 02/15/2011	500,000	470,000

	Principal Amount	Market Value
Qwest Corp.(a) 9.125% 03/15/2012	$125,000	$132,500
Rayovac Corp. 8.500% 10/01/2013	75,000	77,062
Rent-A-Center, Inc. 7.500% 05/01/2010	215,000	212,850
Rent-Way, Inc. 11.875% 06/15/2010	725,000	793,875
Rhodia SA(b) 10.250% 06/01/2010	1,000,000	1,060,000
Rogers Wireless Communications, Inc. 7.250% 12/15/2012	200,000	204,500
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	145,000	148,806
Rogers Wireless Communications, Inc.(b) 8.000% 12/15/2012	200,000	205,000
Samsonite Corp. 8.875% 06/01/2011	1,150,000	1,184,500
Sea Containers Limited 10.500% 05/15/2012	500,000	522,500
Service Corp. International 6.875% 10/01/2007	300,000	304,875
Ship Finance International Limited 8.500% 12/15/2013	900,000	855,000
Smithfield Foods, Inc. Series B 7.750% 05/15/2013	300,000	321,000
Sonat, Inc. 7.625% 07/15/2011	500,000	485,000
Special Devices, Inc. Series B 11.375% 12/15/2008	1,375,000	1,265,000
Stanadyne Corp. 10.000% 08/15/2014	800,000	776,000
Station Casinos, Inc. 6.500% 02/01/2014	500,000	498,750
TD Funding Corp. 8.375% 07/15/2011	125,000	127,500
Tekni-Plex, Inc. Series B(b) 12.750% 06/15/2010	820,000	676,500
Telex Communications, Inc. 11.500% 10/15/2008	1,000,000	1,085,000
Texas Genco LLC/Texas Genco Financing Corp.(a) 6.875% 12/15/2014	845,000	828,100
Thermadyne Holdings Corp. 9.250% 02/01/2014	750,000	693,750
Trimas Corp. 9.875% 06/15/2012	350,000	344,750
United Components, Inc. 9.375% 06/15/2013	500,000	460,000

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
United Rentals North America, Inc.(b) 7.000% 02/15/2014	$500,000	$450,000
United Rentals North America, Inc.(b) 7.750% 11/15/2013	500,000	468,750
Universal City Florida Holding Co.(a) 7.960% 05/01/2010	235,000	243,813
Universal City Florida Holding Co.(a) 8.375% 05/01/2010	235,000	238,525
Utilicorp., Inc. 9.950% 02/01/2011	375,000	408,750
VICORP Restaurants, Inc. 10.500% 04/15/2011	800,000	812,000
Vought Aircraft Industries, Inc. 8.000% 07/15/2011	825,000	783,750
Westinghouse Air Brake Co. 6.875% 07/31/2013	150,000	150,750
Williams Cos., Inc. 7.125% 09/01/2011	250,000	260,625
Williams Cos., Inc. Series A 7.500% 01/15/2031	500,000	516,250
Williams Scotsman, Inc.(b) 9.875% 06/01/2007	800,000	786,000
Wornick Co. 10.875% 07/15/2011	600,000	612,000
TOTAL BONDS & NOTES (Cost $76,197,310)		75,718,920
SHORT-TERM INVESTMENTS - 21.0%
Cash Equivalents - 14.8%(c)
American Beacon Funds Money Market Fund	185,629	185,629
Bank of America Bank Note 2.770% 06/01/2005	339,643	339,643
Bank of America Bank Note 2.770% 07/18/2005	182,889	182,889
Bank of America Bank Note 2.800% 06/09/2005	182,889	182,889
Bank of America Bank Note 2.820% 05/16/2005	261,270	261,270
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	240,793	240,793
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	248,350	248,350
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	104,508	104,508

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	$261,270	$261,270
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	261,270	261,270
BGI Institutional Money Market Fund	1,038,951	1,038,951
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	182,889	182,889
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	52,254	52,254
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	130,635	130,635
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	129,714	129,714
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	522,539	522,539
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	104,508	104,508
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	522,539	522,539
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	156,762	156,762
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	217,385	217,385
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	147,781	147,781
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	365,195	365,195
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	209,016	209,016
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	261,270	261,270
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	182,889	182,889
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	184,414	184,414

	Principal Amount	Market Value
Freddie Mac Discount Note 2.730% 05/02/2005	$134,487	$134,487
Freddie Mac Discount Note 2.740% 05/03/2005	393,370	393,370
General Electric Capital Corp. 2.910% 05/23/2005	130,635	130,635
General Electric Capital Corp. 2.940% 06/03/2005	363,153	363,153
General Electric Capital Corp. 2.970% 06/10/2005	136,076	136,076
Goldman Sachs Financial Square Prime Obligations Money Market Fund	52,254	52,254
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	130,635	130,635
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	374,127	374,127
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	182,889	182,889
Merrill Lynch Premier Institutional Money Market Fund	250,044	250,044
Merrimac Cash Fund, Premium Class	509,331	509,331
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	522,539	522,539
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	211,033	211,033
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	522,539	522,539
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	261,270	261,270
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	105,650	105,650
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	26,127	26,127
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	104,508	104,508
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	369,473	369,473

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	$104,508	$104,508
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	144,231	144,231
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	88,546	88,546
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	189,241	189,241
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	132,163	132,163
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	242,471	242,471
		12,358,552
Repurchase Agreement - 6.2%
Investors Bank & Trust Co. Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	5,161,922	5,161,922
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		17,520,474
TOTAL INVESTMENTS - 111.9% (Cost $93,717,784)(e)		93,239,394
Other Assets/ (Liabilities) - (11.9%)		(9,919,343)
NET ASSETS - 100.0%		$83,320,051

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $12,218,975 or 14.7% of net assets.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $5,162,786. Collateralized by U.S. Government Agency obligation with a rate of 3.304%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $5,429,206.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 57.6%
Advertising - 0.1%
Monster Worldwide, Inc.(a)	1,400	$32,214
Omnicom Group, Inc.(b)	2,300	190,670
		222,884
Aerospace & Defense - 1.6%
Boeing Co.	24,300	1,446,336
General Dynamics Corp.	3,200	336,160
Goodrich Corp.	1,900	76,570
Honeywell International, Inc.	13,700	489,912
Lockheed Martin Corp.	6,500	396,175
Northrop Grumman Corp.	5,900	323,556
Raytheon Co.	7,400	278,314
Rockwell Collins, Inc.	2,800	128,464
United Technologies Corp.	8,100	823,932
		4,299,419
Apparel, Textiles & Shoes - 0.6%
Coach, Inc.(a)	6,000	160,800
Gap (The), Inc.	15,200	324,520
Jones Apparel Group, Inc.	2,200	66,990
Limited Brands	4,800	104,112
Liz Claiborne, Inc.	1,800	63,774
Nike, Inc. Class B	4,400	337,964
Nordstrom, Inc.	2,800	142,324
Reebok International Limited	900	36,549
VF Corp.	7,700	435,743
		1,672,776
Automotive & Parts - 0.2%
AutoNation, Inc.(a)	4,700	85,869
Ford Motor Co.(b)	35,400	322,494
General Motors Corp.(b)	100	2,668
Genuine Parts Co.	2,800	120,120
The Goodyear Tire & Rubber Co.(a)	2,800	33,236
		564,387
Banking, Savings & Loans - 5.0%
AmSouth Bancorporation(b)	8,300	218,456
Bank of America Corp.	59,400	2,675,376
Bank of New York Co., Inc.	9,700	271,018
BB&T Corp.(b)	4,200	164,682
Capital One Financial Corp.	5,800	411,162
Comerica, Inc.	5,800	332,108
Compass Bancshares, Inc.	1,600	68,832
Fannie Mae	12,200	658,190
Fifth Third Bancorp(b)	100	4,350
First Horizon National Corp.(b)	1,600	66,448
Freddie Mac	8,300	510,616

	Number of Shares	Market Value
Golden West Financial Corp.(b)	3,600	$224,388
JPMorgan Chase & Co.	32,600	1,156,974
KeyCorp	9,500	315,020
M&T Bank Corp.	1,300	134,485
Marshall and Ilsley Corp.	2,700	115,128
Mellon Financial Corp.	6,800	188,292
National City Corp.(b)	7,000	237,720
North Fork Bancorporation, Inc.	5,650	159,048
Northern Trust Corp.	2,400	108,072
Providian Financial Corp.(a)	19,100	318,397
Regions Financial Corp.	5,466	183,056
SLM Corp.	3,100	147,684
Sovereign Bancorp, Inc.	4,900	100,793
State Street Corp.	5,200	240,396
SunTrust Banks, Inc.	4,400	320,452
Synovus Financial Corp.(b)	2,400	67,272
U.S. Bancorp	23,600	658,440
Wachovia Corp.	18,928	968,735
Washington Mutual, Inc.(b)	20,100	830,532
Wells Fargo & Co.	20,300	1,216,782
Zions Bancorp	900	63,027
		13,135,931
Beverages - 0.8%
Brown-Forman Corp. Class B	1,000	55,500
The Coca-Cola Co.(b)	25,100	1,090,344
Molson Coors Brewing Co. Class B(b)	3,000	185,250
The Pepsi Bottling Group, Inc.	3,300	94,611
PepsiCo, Inc.	13,300	740,012
		2,165,717
Broadcasting, Publishing & Printing - 1.2%
Clear Channel Communications, Inc.	300	9,582
Comcast Corp. Class A(a)	10,300	330,733
Dow Jones & Co., Inc.(b)	900	30,096
Gannett Co., Inc.	4,500	346,500
Knight Ridder, Inc.	900	58,230
McGraw-Hill Companies, Inc. (The)	2,400	208,992
Meredith Corp.	600	28,200
New York Times Co. Class A	100	3,336
Time Warner, Inc.(a)	81,600	1,371,696
Univision Communications, Inc. Class A(a) (b)	400	10,516
Viacom, Inc. Class B	18,300	633,546
		3,031,427

	Number of Shares	Market Value
Building Materials & Construction - 0.1%
Louisiana-Pacific Corp.(b)	1,800	$44,280
Masco Corp.	7,000	220,430
Vulcan Materials Co.	100	5,304
		270,014
Chemicals - 1.0%
Ashland, Inc.	1,000	67,240
Dow Chemical Co.	13,500	620,055
Du Pont (E.I.) de Nemours & Co.	13,200	621,852
Eastman Chemical Co.	2,800	151,200
International Flavors & Fragrances, Inc.	1,500	56,850
Monsanto Co.	11,000	644,820
PPG Industries, Inc.	4,800	324,240
Rohm & Haas Co.	2,600	113,516
		2,599,773
Commercial Services - 0.8%
Apollo Group, Inc. Class A(a)	100	7,212
Block (H&R), Inc.(b)	3,400	169,354
Cendant Corp.	18,800	374,308
Donnelley (R.R.) & Sons Co.	1,300	42,783
Equifax, Inc.	9,800	329,770
Moody's Corp.	1,700	139,638
Paychex, Inc.	4,600	140,760
PerkinElmer, Inc.	30,200	558,700
Quest Diagnostics	1,300	137,540
Robert Half International, Inc.(b)	1,800	44,676
Ryder System, Inc.	4,300	158,799
		2,103,540
Communications - 0.9%
Avaya, Inc.(a)	8,300	72,044
Citizens Communications Co.(b)	5,000	63,750
L-3 Communications Holdings, Inc.(b)	1,900	134,843
Lucent Technologies, Inc.(a) (b)	4,200	10,206
Network Appliance, Inc.(a) (b)	11,700	311,571
Nextel Communications, Inc. Class A(a)	1,700	47,583
Qualcomm, Inc.	5,400	188,406
SBC Communications, Inc.(b)	57,400	1,366,120
Scientific-Atlanta, Inc.	1,500	45,870
Tellabs, Inc.(a)	7,200	55,872
		2,296,265

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Communications Equipment - 0.2%
Motorola, Inc.	40,200	$616,668
Computer Integrated Systems Design - 0.3%
Autodesk, Inc.	10,500	334,215
Computer Sciences Corp.(a)	2,500	108,700
Parametric Technology Corp.(a)	4,182	22,248
Sun Microsystems, Inc.(a)	55,500	201,465
		666,628
Computer Programming Services - 0.0%
Mercury Interactive Corp.(a)	1,200	49,596
Computers & Information - 2.7%
Apple Computer, Inc.(a)	32,800	1,182,768
Cisco Systems, Inc.(a)	65,200	1,126,656
Comverse Technology, Inc.(a)	3,100	70,649
Dell, Inc.(a)	55,900	1,946,997
EMC Corp.(a)	39,600	519,552
International Business Machines Corp.	25,000	1,909,500
International Game Technology	100	2,689
Jabil Circuit, Inc.(a) (b)	1,700	46,920
Lexmark International, Inc.(a)	2,300	159,735
Solectron Corp.(a)	300	990
Symbol Technologies, Inc.	100	1,337
		6,967,793
Computers & Office Equipment - 0.4%
Electronic Data Systems Corp.(b)	200	3,870
Hewlett-Packard Co.	27,900	571,113
Pitney Bowes, Inc.	3,600	160,992
Xerox Corp.(a)	30,200	400,150
		1,136,125
Containers - 0.1%
Ball Corp.	1,500	59,250
Bemis Co., Inc.	900	24,804
Pactiv Corp.(a)	2,700	57,888
Sealed Air Corp.(a)	1,400	67,816
Temple-Inland, Inc.	2,000	67,500
		277,258
Cosmetics & Personal Care - 1.4%
The Gillette Co.	11,200	578,368
Kimberly-Clark Corp.	9,200	574,540
Procter & Gamble Co. (The)	48,500	2,626,275
		3,779,183

	Number of Shares	Market Value
Data Processing & Preparation - 0.4%
Affiliated Computer Services, Inc. Class A(a) (b)	1,900	$90,573
Automatic Data Processing, Inc.	8,900	386,616
Fiserv, Inc.(a) (b)	2,500	105,750
IMS Health, Inc.	3,300	79,134
NCR Corp.(a)	10,800	356,400
		1,018,473
Electric Utilities - 1.9%
AES Corp.(a)	6,500	104,520
Ameren Corp.	2,000	103,400
American Electric Power Co.	2,900	102,138
CenterPoint Energy, Inc.	24,800	293,632
Cinergy Corp.(b)	2,300	91,080
CMS Energy Corp.(a) (b)	2,900	37,468
Consolidated Edison, Inc.(b)	2,700	116,856
Constellation Energy Group, Inc.	2,200	115,632
Dominion Resources, Inc.	3,500	263,900
DTE Energy Co.(b)	3,300	151,635
Duke Energy Corp.(b)	25,100	732,669
Edison International	8,500	308,550
Entergy Corp.	1,300	95,290
Exelon Corp.(b)	6,700	331,650
FirstEnergy Corp.	3,300	143,616
FPL Group, Inc.(b)	4,000	163,280
NiSource, Inc.	3,400	79,016
PG&E Corp.(b)	10,500	364,560
Pinnacle West Capital Corp.	2,200	92,180
PPL Corp.	3,700	200,762
Progress Energy, Inc.(b)	2,700	113,373
Public Service Enterprise Group, Inc.	2,600	151,060
Southern Co.	7,500	247,125
Teco Energy, Inc.(b)	17,900	297,319
TXU Corp.	4,600	394,634
		5,095,345
Electrical Equipment & Electronics - 3.7%
Advanced Micro Devices, Inc.(a) (b)	300	4,269
Altera Corp.(a) (b)	3,600	74,628
American Power Conversion Corp.	1,700	41,242
Analog Devices, Inc.	300	10,233
Broadcom Corp. Class A(a)	400	11,964
Emerson Electric Co.	6,800	426,156
Freescale Semiconductor, Inc. Class B(a)	12,837	242,106
General Electric Co.	144,000	5,212,800
Intel Corp.	121,500	2,857,680
Kla-Tencor Corp.	3,100	120,962

	Number of Shares	Market Value
Linear Technology Corp.	4,800	$171,552
LSI Logic Corp.(a)	6,300	33,768
Maxim Integrated Products, Inc.	200	7,480
Micron Technology, Inc.(a) (b)	600	5,826
National Semiconductor Corp.(b)	5,900	112,572
Nvidia Corp.(a)	2,700	59,238
Qlogic Corp.(a)	900	29,916
Rockwell Automation, Inc.	5,500	254,265
Texas Instruments, Inc.	5,000	124,800
Xilinx, Inc.	200	5,388
		9,806,845
Energy - 5.5%
Amerada Hess Corp.(b)	3,400	318,410
Anadarko Petroleum Corp.	3,300	241,032
Apache Corp.(b)	4,100	230,789
BJ Services Co.(b)	2,900	141,375
Burlington Resources, Inc.	5,000	243,050
ChevronTexaco Corp.	29,000	1,508,000
ConocoPhillips	9,600	1,006,560
Devon Energy Corp.	18,600	840,162
Dynegy, Inc. Cl. A(a)	5,800	19,430
El Paso Corp.	13,700	136,863
Exxon Mobil Corp.	87,700	5,001,531
Halliburton Co.	300	12,477
Kerr-McGee Corp.(b)	2,300	178,480
KeySpan Corp.	3,100	117,583
Kinder Morgan, Inc.	2,000	152,920
Marathon Oil Corp.	4,800	223,536
Nabors Industries Limited(a)	2,500	134,675
National Oilwell Varco, Inc.(a)	3,000	119,220
Nicor, Inc.(b)	3,800	140,486
Noble Corp.	1,300	66,170
Occidental Petroleum Corp.	14,600	1,007,400
Peoples Energy Corp.	500	19,800
Rowan Companies, Inc.	8,300	220,199
Sempra Energy(b)	6,200	250,356
Sunoco, Inc.(b)	2,500	248,150
Transocean, Inc.(a)	11,500	533,255
Unocal Corp.	3,300	180,015
Valero Energy Corp.	7,000	479,710
The Williams Companies, Inc.	30,900	525,918
Xcel Energy, Inc.(b)	4,400	75,592
		14,373,144
Entertainment & Leisure - 0.7%
Brunswick Corp.	1,000	42,000
Harrah's Entertainment, Inc.	2,000	131,240

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
News Corp., Inc. Class A	1,400	$21,392
The Walt Disney Co.	58,300	1,539,120
		1,733,752
Financial Services - 4.2%
American Express Co.	11,400	600,780
Archstone-Smith Trust	3,400	122,298
Bear Stearns Companies, Inc.	3,700	350,242
CIT Group, Inc.	6,700	269,876
Citigroup, Inc.	82,500	3,874,200
Countrywide Financial Corp.(b)	13,898	502,969
E*Trade Financial Corp.(a)	3,400	37,774
Franklin Resources, Inc.	1,900	130,492
The Goldman Sachs Group, Inc.	10,300	1,099,937
Huntington Bancshares, Inc.(b)	1,800	42,318
Janus Capital Group, Inc.	100	1,299
Lehman Brothers Holdings, Inc.	10,000	917,200
MBNA Corp.	16,100	317,975
Merrill Lynch & Co., Inc.	22,100	1,191,853
Morgan Stanley	24,300	1,278,666
PNC Financial Services Group, Inc.	3,600	191,628
Price (T. Rowe) Group, Inc.	100	5,517
Charles Schwab Corp. (The)	800	8,280
		10,943,304
Foods - 0.8%
Archer-Daniels- Midland Co.(b)	25,200	453,348
General Mills, Inc.	7,000	345,800
Heinz (H. J.) Co.	3,300	121,605
The Hershey Co.	3,600	230,040
Kellogg Co.	6,000	269,700
Safeway, Inc.(a)	9,900	210,771
Sara Lee Corp.	15,200	325,128
SuperValu, Inc.(b)	5,400	170,424
		2,126,816
Forest Products & Paper - 0.2%
Georgia-Pacific Corp.	10,900	373,543
MeadWestvaco Corp.	2,700	79,515
Plum Creek Timber Co., Inc.	3,200	110,528
		563,586
Healthcare - 0.8%
Caremark Rx, Inc.(a)	100	4,005
Express Scripts, Inc.(a) (b)	2,800	250,992
HCA, Inc.	13,600	759,424

	Number of Shares	Market Value
Health Management Associates, Inc. Class A	1,700	$42,041
Humana, Inc.(a) (b)	2,700	93,555
Laboratory Corp. of America Holdings(a)	2,300	113,850
UnitedHealth Group, Inc.	7,600	718,276
		1,982,143
Home Construction, Furnishings & Appliances - 0.3%
Centex Corp.	2,100	121,212
KB Home	1,400	79,800
Leggett & Platt, Inc.	2,100	56,616
Maytag Corp.	36,500	353,685
Pulte Homes, Inc.	1,900	135,755
Whirlpool Corp.(b)	100	6,206
		753,274
Household Products - 0.4%
Black & Decker Corp.	1,600	133,808
The Clorox Co.(b)	8,500	538,050
Corning, Inc.(a)	1,100	15,125
Newell Rubbermaid, Inc.(b)	2,800	60,844
Sherwin-Williams Co.	2,900	129,253
Snap-On, Inc.	800	26,536
The Stanley Works	1,500	64,545
		968,161
Industrial – Distribution - 0.0%
Grainger (W.W.), Inc.	1,400	77,406
Industrial – Diversified - 1.1%
3M Co.	12,500	955,875
Cooper Industries Limited Class A	1,600	101,856
Danaher Corp.	4,500	227,835
Illinois Tool Works, Inc.	4,600	385,572
Textron, Inc.	2,300	173,305
Tyco International Limited(b)	32,689	1,023,493
		2,867,936
Information Retrieval Services - 0.3%
Yahoo!, Inc.(a)	19,900	686,749
Insurance - 3.7%
ACE, Ltd.	4,900	210,504
Aetna, Inc.	6,700	491,579
Allstate Corp.	20,300	1,140,048
Ambac Financial Group, Inc.	1,800	120,330
American International Group, Inc.	25,100	1,276,335
Aon Corp.	5,100	106,335
Chubb Corp.(b)	8,600	703,308
Cigna Corp.	4,600	423,108

	Number of Shares	Market Value
Cincinnati Financial Corp.	1,614	$64,947
The Hartford Financial Services Group, Inc.(b)	9,200	665,804
Jefferson-Pilot Corp.	4,200	210,882
Lincoln National Corp.	2,800	125,916
Loews Corp.	7,200	510,336
MBIA, Inc.(b)	2,200	115,236
Metlife, Inc.	12,000	466,800
MGIC Investment Corp.	3,000	177,000
Principal Financial Group, Inc.	5,100	199,308
Progressive Corp.	3,200	292,064
Prudential Financial, Inc.	8,200	468,630
Safeco Corp.	6,500	342,355
St. Paul Travelers Companies	10,922	391,008
Torchmark Corp.	1,100	58,773
UnumProvident Corp.(b)	27,200	454,784
WellPoint, Inc.(a)	3,600	459,900
XL Capital Limited Class A(b)	2,400	168,720
		9,644,010
Lodging - 0.4%
Hilton Hotels Corp.	19,900	434,417
Marriott International, Inc. Cl. A	6,900	432,975
Starwood Hotels & Resorts Worldwide, Inc.	3,800	206,492
		1,073,884
Machinery & Components - 0.3%
Baker Hughes, Inc.(b)	3,700	163,244
Cummins, Inc.(b)	700	47,600
Dover Corp.	100	3,636
Ingersoll-Rand Co. Class A	5,100	392,037
Parker-Hannifin Corp.	1,200	71,928
		678,445
Manufacturing - 0.1%
American Standard Companies, Inc.	5,700	254,847
Applied Materials, Inc.(a)	3,300	49,071
		303,918
Medical Supplies - 0.7%
Agilent Technologies, Inc.(a)	300	6,225
Applera Corp. - Applied Biosystems Group	24,300	515,160
Bard (C.R.), Inc.(b)	100	7,117
Bausch & Lomb, Inc.(b)	900	67,500
Baxter International, Inc.	6,100	226,310
Becton, Dickinson & Co.	4,300	251,636
Fisher Scientific International(a)	1,200	71,256
Guidant Corp.	3,200	237,056
Medtronic, Inc.	3,200	168,640

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
St. Jude Medical, Inc.(a)	3,600	$140,508
Tektronix, Inc.	1,400	30,324
Thermo Electron Corp.(a)	2,900	72,442
		1,794,174
Metals & Mining - 0.4%
Alcoa, Inc.	300	8,706
Allegheny Technologies, Inc.	1,000	22,400
Nucor Corp.	7,200	367,920
Phelps Dodge Corp.(b)	6,400	549,440
United States Steel Corp.(b)	5,100	218,076
		1,166,542
Pharmaceuticals - 5.3%
Abbott Laboratories	26,100	1,283,076
AmerisourceBergen Corp.(b)	2,900	177,712
Amgen, Inc.(a)	6,100	355,081
Biogen Idec, Inc.(a) (b)	200	7,248
Bristol-Myers Squibb Co.	32,800	852,800
Cardinal Health, Inc.	4,200	233,394
Eli Lilly & Co.(b)	3,600	210,492
Forest Laboratories, Inc.(a) (b)	100	3,568
Genzyme Corp.(a)	2,400	140,664
Gilead Sciences, Inc.(a)	7,200	267,120
Hospira, Inc.(a)	12,740	427,427
Johnson & Johnson	49,800	3,417,774
King Pharmaceuticals, Inc.(a)	4,700	37,600
McKesson Corp.	13,600	503,200
Medco Health Solutions, Inc.(a)	3,300	168,201
Merck & Co., Inc.	53,800	1,823,820
Pfizer, Inc.	91,700	2,491,489
Schering-Plough Corp.	16,801	350,637
Sigma-Aldrich Corp.	700	40,901
Watson Pharmaceutical, Inc.(a)	2,300	69,000
Wyeth	22,300	1,002,162
		13,863,366
Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.(b)	10,800	270,000
Prepackaged Software - 2.5%
Adobe Systems, Inc.	7,400	440,078
BMC Software, Inc.(a)	3,000	48,600
Citrix Systems, Inc.(a)	22,000	495,000
Computer Associates International, Inc.	7,000	188,300
Compuware Corp.(a)	6,100	36,295
Intuit, Inc.(a)	8,500	342,550
Microsoft Corp.	124,100	3,139,730
Oracle Corp.(a)	128,900	1,490,084
Siebel Systems, Inc.(a)	200	1,800
SunGard Data Systems, Inc.(a)	4,400	146,960

	Number of Shares	Market Value
Symantec Corp.(a)	9,200	$172,776
Veritas Software Corp.(a)	5,200	107,068
		6,609,241
Real Estate - 0.3%
Equity Office Properties Trust	12,400	390,228
Equity Residential	8,700	298,845
		689,073
Restaurants - 0.5%
Darden Restaurants, Inc.	16,300	489,000
McDonald's Corp.	22,600	662,406
Yum! Brands, Inc.	5,100	239,496
		1,390,902
Retail - 2.6%
AutoZone, Inc.(a)	1,400	116,200
Best Buy Co., Inc.(b)	6,500	327,210
Circuit City Stores, Inc.	43,500	687,300
Costco Wholesale Corp.	9,500	385,510
Dillards, Inc. Class A	13,600	316,472
Dollar General Corp.	100	2,035
eBay, Inc.(a)	3,100	98,363
Federated Department Stores, Inc.	10,300	592,250
The Home Depot, Inc.	27,000	954,990
J.C. Penney Co., Inc.(b)	100	4,741
Kohl's Corp.(a)	100	4,760
The May Department Stores Co.(b)	100	3,508
Office Depot, Inc.(a)	100	1,958
RadioShack Corp.(b)	100	2,497
Sears Holdings Corp.(a)	1,884	254,792
Staples, Inc.	15,600	297,492
Target Corp.	10,700	496,480
TJX Companies, Inc.	100	2,265
Wal-Mart Stores, Inc.	46,400	2,187,296
		6,736,119
Retail – Grocery - 0.1%
Albertson's, Inc.(b)	6,800	134,572
Telephone Utilities - 1.1%
Alltel Corp.(b)	4,800	273,408
AT&T Corp.	40,700	778,591
CenturyTel, Inc.(b)	5,000	153,450
Qwest Communications International, Inc.(a) (b)	28,900	98,838
Sprint Corp. (FON Group)(b)	25,600	569,856
Verizon Communications, Inc.	27,968	1,001,254
		2,875,397

	Number of Shares	Market Value
Tobacco - 0.7%
Altria Group, Inc.	23,300	$1,514,267
Reynolds American, Inc.(b)	2,000	155,940
UST, Inc.	1,700	77,860
		1,748,067
Toys, Games - 0.1%
Hasbro, Inc.	2,400	45,408
Mattel, Inc.	7,000	126,350
		171,758
Transportation - 1.0%
Burlington Northern Santa Fe Corp.	17,300	834,725
Carnival Corp.	200	9,776
CSX Corp.	3,900	156,507
FedEx Corp.	4,800	407,760
Norfolk Southern Corp.	7,300	229,220
Union Pacific Corp.	4,100	262,113
United Parcel Service, Inc. Class B	10,200	727,362
		2,627,463
Travel - 0.0%
Sabre Holdings Corp.(b)	6,300	123,228
TOTAL EQUITIES (Cost $147,954,112)		150,752,477
RIGHTS - 0.0%
Computers & Information Seagate Technology(a) (c)	5,100	-
TOTAL RIGHTS (Cost $0)		-
	Principal Amount
BONDS & NOTES - 27.6%
ASSET BACKED SECURITIES - 0.5%
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000% 10/25/2033	$590,286	580,307
Travelers Funding Limited, Series 1A, Class A1(d) 6.300% 02/18/2014	554,140	565,777
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	279,901	279,401
TOTAL ASSET BACKED SECURITIES (Cost $1,405,309)		1,425,485

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
CORPORATE DEBT - 14.2%
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	$45,000	$41,063
Ahold Finance USA, Inc. 6.875% 05/01/2029	170,000	155,550
Allied Waste North America, Inc. 8.875% 04/01/2008	40,000	41,100
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	80,000	70,200
American General Finance Corp. 5.875% 07/14/2006	200,000	204,465
American Greetings Corp. 6.100% 08/01/2028	385,000	397,512
American Honda Finance Corp.(d) 3.850% 11/06/2008	175,000	171,854
American Standard, Inc. 7.625% 02/15/2010	200,000	224,858
Ametek, Inc. 7.200% 07/15/2008	280,000	300,582
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	200,000	202,949
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	200,000	234,900
AOL Time Warner, Inc. 5.625% 05/01/2005	400,000	400,000
Aramark Services, Inc. 7.000% 05/01/2007	60,000	62,838
Aramark Services, Inc. 8.150% 05/01/2005	175,000	175,000
Australian Gas Light Co. Limited(d) 6.400% 04/15/2008	190,000	200,133
Avnet, Inc. 8.000% 11/15/2006	160,000	168,000
Bank of America Corp. 4.250% 10/01/2010	325,000	322,130
Bausch & Lomb, Inc. 7.125% 08/01/2028	175,000	187,580
Belo Corp. 8.000% 11/01/2008	100,000	109,428
Bombardier Capital, Inc.(d) 6.125% 06/29/2006	100,000	100,125
Bombardier Capital, Inc.(b) (d) 6.750% 05/01/2012	65,000	58,500
Briggs & Stratton Corp. 8.875% 03/15/2011	365,000	419,750
Buckeye Partners LP 4.625% 07/15/2013	100,000	97,496

	Principal Amount	Market Value
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	$160,000	$184,978
Burlington Northern Santa Fe Corp., Series H 9.250% 10/01/2006	305,000	326,054
Cabot Corp.(d) 5.250% 09/01/2013	120,000	120,337
Capitol Records, Inc.(d) 8.375% 08/15/2009	165,000	178,200
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	290,000	300,142
Certegy, Inc. 4.750% 09/15/2008	60,000	60,860
Champion International Corp. 6.400% 02/15/2026	500,000	522,335
Chemed Corp. 8.750% 02/24/2011	130,000	140,400
CIT Group, Inc. 7.375% 04/02/2007	250,000	264,350
Citigroup, Inc. 6.750% 12/01/2005	500,000	508,995
Clear Channel Communications, Inc. 6.000% 11/01/2006	55,000	55,901
Colonial Pipeline Co.(d) 7.630% 04/15/2032	200,000	266,476
Comcast Cable Communications, Inc. 8.375% 05/01/2007	750,000	808,363
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	65,000	70,380
Constellation Brands, Inc. 8.000% 02/15/2008	55,000	57,200
Countrywide Home Loans, Inc. 3.250% 05/21/2008	250,000	241,415
Cox Communications, Inc.(d) 4.625% 01/15/2010	295,000	290,630
Cox Communications, Inc. 6.750% 03/15/2011	200,000	216,068
CSX Corp. 7.250% 05/01/2027	225,000	269,683
DaimlerChrysler NA Holding Corp. 4.050% 06/04/2008	530,000	510,548
DaimlerChrysler NA Holding Corp. 4.125% 03/07/2007	145,000	142,689
Delhaize America, Inc. 9.000% 04/15/2031	140,000	164,952

	Principal Amount	Market Value
Deutsche Telekom International Finance BV 8.250% 06/15/2005	$225,000	$226,263
Diageo Finance BV 3.000% 12/15/2006	100,000	98,270
Dominion Resources, Inc. 7.195% 09/15/2014	200,000	230,662
Dow Jones & Co., Inc. 3.875% 02/15/2008	220,000	218,828
Duke Energy Field Services Corp. 7.875% 08/16/2010	550,000	630,276
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	90,000	91,868
Emerald Investment Grade CBO Limited(d) 3.090% 05/24/2011	903,680	903,962
Entergy Gulf States, Inc. 5.250% 08/01/2015	425,000	421,038
Enterprise Products Operating LP 7.500% 02/01/2011	160,000	178,064
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	15,000	14,726
ERAC USA Finance Co.(d) 6.700% 06/01/2034	185,000	208,483
ERAC USA Finance Co.(d) 6.750% 05/15/2007	250,000	261,585
First Industrial LP 7.600% 05/15/2007	175,000	185,600
Ford Motor Co. 6.375% 02/01/2029	185,000	137,540
Ford Motor Co. 6.625% 02/15/2028	85,000	65,109
Foster's Finance Corp.(d) 6.875% 06/15/2011	225,000	248,496
France Telecom SA 8.000% 03/01/2011	240,000	276,587
Franklin Resources, Inc. 3.700% 04/15/2008	200,000	197,952
General Mills, Inc. 2.625% 10/24/2006	875,000	857,536
General Mills, Inc. 8.900% 06/15/2006	500,000	525,399
General Motors Corp.(b) 7.200% 01/15/2011	500,000	422,205
General Motors Corp.(b) 8.375% 07/15/2033	185,000	140,818
Georgia Gulf Corp. 7.625% 11/15/2005	60,000	60,750
Georgia-Pacific Corp. 8.875% 05/15/2031	50,000	57,438

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Glencore Funding LLC(d) 6.000% 04/15/2014	$150,000	$142,077
Goldman Sachs Group, Inc. 5.150% 01/15/2014	225,000	226,460
Gulf South Pipeline Co., LP(d) 5.050% 02/01/2015	40,000	40,395
Harrah's Operating Co., Inc. 5.500% 07/01/2010	100,000	102,248
HCA, Inc. 6.950% 05/01/2012	110,000	114,667
Hilton Hotels Corp.(b) 7.200% 12/15/2009	115,000	125,796
Homer City Funding LLC 8.734% 10/01/2026	44,735	50,774
Household Finance Corp. 4.125% 12/15/2008	250,000	247,119
Household Finance Corp. 6.375% 10/15/2011	100,000	108,895
ICI Wilmington, Inc. 7.050% 09/15/2007	150,000	158,114
Interpool, Inc. 7.350% 08/01/2007	250,000	255,625
Ipalco Enterprises, Inc. 8.375% 11/14/2008	255,000	274,125
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	45,000	44,608
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	80,000	79,442
J.C. Penney Co., Inc. 7.950% 04/01/2017	55,000	60,638
JP Morgan Chase & Co. 3.125% 12/11/2006	250,000	246,809
Kellwood Co. 7.625% 10/15/2017	15,000	15,925
Kellwood Co. 7.875% 07/15/2009	50,000	54,356
Kennametal, Inc. 7.200% 06/15/2012	225,000	250,285
Kern River Funding Corp.(d) 4.893% 04/30/2018	183,400	184,939
Kimco Realty Corp., Series MTNB 7.860% 11/01/2007	350,000	379,405
Kroger Co. (The) 6.750% 04/15/2012	300,000	330,340
Leucadia National Corp. 7.750% 08/15/2013	350,000	364,000

	Principal Amount	Market Value
Lubrizol Corp. 4.625% 10/01/2009	$140,000	$138,757
Lubrizol Corp. 5.875% 12/01/2008	90,000	93,109
Marriott International, Inc., Series E 7.000% 01/15/2008	185,000	197,085
May Department Stores Co. (The) 3.950% 07/15/2007	100,000	99,036
Meritor Automotive, Inc. 6.800% 02/15/2009	170,000	156,825
Merrill Lynch & Co., Inc. 2.940% 01/30/2006	825,000	821,315
MGM Mirage 6.000% 10/01/2009	60,000	59,175
MGM Mirage 6.750% 09/01/2012	200,000	200,000
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	275,000	266,455
MidAmerican Funding LLC 6.750% 03/01/2011	45,000	49,484
Millipore Corp. 7.500% 04/01/2007	1,000,000	1,051,447
Mobil Corp. 8.625% 08/15/2021	275,000	391,212
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	175,000	198,257
Monongahela Power Co. 6.700% 06/15/2014	110,000	120,154
Navistar International Corp.(b) 7.500% 06/15/2011	170,000	160,650
Nevada Power Co.(d) 5.875% 01/15/2015	120,000	116,400
Newell Rubbermaid, Inc. 4.000% 05/01/2010	100,000	97,306
Nexen, Inc. 5.875% 03/10/2035	75,000	72,298
Nextel Communications, Inc. 5.950% 03/15/2014	50,000	50,625
Nisource Finance Corp. 3.200% 11/01/2006	125,000	123,324
Norfolk Southern Corp. 6.000% 04/30/2008	120,000	125,413
North Finance (Bermuda) Limited(d) 7.000% 09/15/2005	1,000,000	1,007,669
Northwestern Corp.(d) 5.875% 11/01/2014	100,000	101,613
OAO Gazprom(d) 9.625% 03/01/2013	155,000	181,738

	Principal Amount	Market Value
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	$100,000	$104,250
Pacific Gas & Electric Co. 6.050% 03/01/2034	150,000	160,282
Pentair, Inc. 7.850% 10/15/2009	175,000	196,289
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	100,000	108,797
Pilgrims Pride Corp. 9.625% 09/15/2011	30,000	32,775
Plains All American Pipeline Co. 5.625% 12/15/2013	140,000	144,669
Precision Castparts Corp. 5.600% 12/15/2013	300,000	306,557
Premcor Refining Group (The), Inc. 6.750% 05/01/2014	60,000	62,550
Qwest Corp.(d) 9.125% 03/15/2012	80,000	84,800
Rogers Cable, Inc. 5.500% 03/15/2014	125,000	110,625
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	100,000	95,750
Ryder System, Inc. 6.600% 11/15/2005	750,000	760,648
Sealed Air Corp.(d) 6.875% 07/15/2033	50,000	55,396
Shaw Communications, Inc. 8.250% 04/11/2010	110,000	120,450
Simon Property Group LP 6.875% 11/15/2006	200,000	207,459
SLM Corp. 5.000% 10/01/2013	190,000	191,067
SLM Corp. 5.625% 08/01/2033	80,000	82,172
Smithfield Foods, Inc. 7.000% 08/01/2011	230,000	235,175
Sprint Capital Corp. 6.900% 05/01/2019	60,000	67,044
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	130,000	142,513
Steelcase, Inc. 6.375% 11/15/2006	310,000	316,002
SuperValu, Inc.(e) 7.875% 08/01/2009	500,000	554,171
Tampa Electric Co. 5.375% 08/15/2007	190,000	194,499

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Temple-Inland, Inc. 7.875% 05/01/2012	$50,000	$57,436
Tenaska Oklahoma(d) 6.528% 12/30/2014	157,630	160,273
Textron Financial Corp., Series E 2.690% 10/03/2006	495,000	484,714
TGT Pipeline LLC(d) 5.500% 02/01/2017	60,000	61,243
Thomas & Betts Corp. 6.500% 01/15/2006	100,000	101,550
Thomas & Betts Corp., Series MTNB 6.390% 02/10/2009	55,000	57,266
Timken Co. 5.750% 02/15/2010	150,000	155,040
Timken Co., Series A 6.750% 08/21/2006	125,000	127,885
Toro Co. 7.800% 06/15/2027	325,000	381,848
TransAlta Corp. 5.750% 12/15/2013	250,000	259,381
Tricon Global Restaurants, Inc. 8.875% 04/15/2011	275,000	332,086
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040% 01/31/2018	120,000	128,389
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144% 07/31/2033	135,000	160,448
TXU Corp.(d) 5.550% 11/15/2014	55,000	53,017
TXU Corp.(d) 6.500% 11/15/2024	55,000	54,287
TXU Corp.(d) 6.550% 11/15/2034	35,000	34,464
Tyco International Group SA 6.375% 02/15/2006	375,000	382,157
Tyco International Group SA 6.375% 10/15/2011	325,000	352,193
Tyson Foods, Inc. 8.250% 10/01/2011	55,000	64,584
Union Pacific Corp. 6.400% 02/01/2006	200,000	203,551
US Airways, Inc. Class B(a) (f) 7.500% 04/15/2008	434,841	-
USA Interactive 7.000% 01/15/2013	235,000	249,499
Verizon Global Funding Corp. 7.750% 12/01/2030	140,000	174,205

	Principal Amount	Market Value
Vulcan Materials Co. 6.000% 04/01/2009	$250,000	$264,808
Walt Disney Co. (The) 6.750% 03/30/2006	175,000	179,512
Washington Mutual, Inc. 2.400% 11/03/2005	425,000	422,345
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	210,000	240,747
WellPoint Health Networks, Inc. 6.375% 06/15/2006	170,000	174,241
Wells Fargo 4.125% 03/10/2008	125,000	124,739
WPP Finance (USA) Corp. 6.625% 07/15/2005	675,000	678,054
XTO Energy, Inc. 4.900% 02/01/2014	225,000	222,621
TOTAL CORPORATE DEBT (Cost $36,982,307)		37,119,336
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	410,935	403,991
AES Eastern Energy LP, Series 1999-1, Class A 9.000% 01/02/2017	122,853	140,052
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	286,755	292,129
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.726% 09/25/2033	178,587	177,813
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.233% 02/25/2034	156,716	156,691
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960% 11/11/2030	147,742	150,015
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	145,102	144,355

	Principal Amount	Market Value
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254% 01/15/2037	$247,603	$241,183
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	164,248	165,531
GSR Mortgage Loan Trust, Series 2004-9 4.645% 08/25/2034	309,078	310,597
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.742% 08/25/2034	529,727	534,047
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000% 12/25/2033	685,816	674,191
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310% 11/15/2026	200,391	202,771
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.280% 07/25/2033	180,555	180,689
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.117% 02/25/2034	88,004	87,596
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.232% 02/25/2034	47,102	47,446
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920% 02/03/2014	1,000,000	1,082,070
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.020% 03/25/2034	347,054	347,421
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600% 06/25/2032	126,270	127,885
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	478,423	477,317

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	$215,692	$232,348
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	306,552	313,526
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	124,230	127,995
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000% 11/25/2033	762,565	749,676
Washington Mutual, Inc., Series 2004-AR2, Class A 3.571% 04/25/2044	503,773	508,950
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10(g) 4.110% 05/25/2035	475,000	469,879
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.255% 09/25/2034	448,797	441,298
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,750,092)		8,787,462
SOVEREIGN DEBT OBLIGATIONS - 0.1%
United Mexican States 6.625% 03/03/2015	100,000	105,750
United Mexican States 8.375% 01/14/2011	190,000	217,455
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $317,626)		323,205
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.9% Collateralized Mortgage Obligations - 0.1%
FHLMC, Series W067, Class A 6.420% 12/01/2005	182,416	184,796
Pass-Through Securities - 0.8%
FHLMC 4.250% 07/15/2009	835,000	839,218

	Principal Amount	Market Value
FHLMC 6.000% 09/01/2016- 02/01/2018	$189,887	$197,067
FHLMC 6.500% 08/01/2016	54,312	56,898
FHLMC 6.625% 09/15/2009	875,000	958,801
FHLMC 8.000% 06/01/2027	104,642	114,011
FHLMC 9.000% 03/01/2017	12,205	13,018
Total Pass-Through Securities		2,179,013
Total Federal Home Loan Mortgage Corporation (FHLMC)		2,363,809
Federal National Mortgage Association (FNMA) - 3.0%
Pass-Through Securities
FNMA 2.250% 05/15/2006	675,000	665,462
FNMA 4.500% 04/01/2020	1,875,000	1,856,323
FNMA 4.625% 10/15/2013	800,000	806,557
FNMA 5.000% 02/01/2035	178,641	177,036
FNMA 5.500% 11/01/2033- 11/01/2034	2,781,709	2,811,850
FNMA 6.000% 05/01/2016	65,149	67,581
FNMA 7.000% 01/01/2031- 05/01/2031	108,953	115,194
FNMA 7.500% 10/01/2029- 05/01/2030	238,550	255,872
FNMA 8.000% 05/01/2013- 08/01/2031	67,591	73,473
FNMA TBA(g) 5.000% 06/01/2035	1,125,000	1,111,377
Total Pass-Through Securities		7,940,725
Government National Mortgage Association (GNMA) - 0.7%
Pass-Through Securities
GNMA 5.000% 02/15/2034	534,833	535,648
GNMA 6.000% 01/15/2032- 08/15/2032	519,218	537,025

	Principal Amount	Market Value
GNMA 6.500% 06/15/2023- 12/15/2023	$219,967	$230,639
GNMA 7.000% 08/15/2023- 08/15/2032	164,321	174,393
GNMA 7.500% 10/15/2006- 06/15/2017	142,909	153,690
GNMA 8.000% 09/15/2005- 07/15/2008	46,528	50,449
GNMA 9.000% 12/15/2008- 05/15/2009	49,874	52,856
Total Pass-Through Securities		1,734,700
Other Agencies - 0.0%
Pass-Through Securities
New Valley Generation IV 4.687% 01/15/2022	96,061	97,498
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,971,359)		12,136,732
U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bonds - 2.4%
U.S. Treasury Bond 6.125% 08/15/2029	2,835,000	3,460,029
U.S. Treasury Bond 6.875% 08/15/2025	200,000	259,313
U.S. Treasury Bond(h) 8.750% 05/15/2017	1,875,000	2,639,063
Total U.S. Treasury Bonds		6,358,405
U.S. Treasury Notes - 2.4%
U.S. Treasury Note 3.375% 10/15/2009	375,000	367,529
U.S. Treasury Note 4.000% 02/15/2014	285,000	281,749
U.S. Treasury Note(h) 5.000% 02/15/2011	3,780,000	3,983,175
U.S. Treasury Note(h) 5.000% 08/15/2011	1,530,000	1,615,584
Total U.S. Treasury Notes		6,248,037
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,789,377)		12,606,442
TOTAL BONDS & NOTES (Cost $71,216,070)		72,398,662
TOTAL LONG TERM INVESTMENTS (Cost $219,170,182)		223,151,139

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 22.6%
Cash Equivalents - 7.5%(i)
American Beacon Money Market Fund	294,807	$294,807
Bank of America Bank Note 2.770% 06/01/2005	$539,418	539,418
Bank of America Bank Note 2.770% 07/18/2005	290,456	290,456
Bank of America Bank Note 2.800% 06/09/2005	290,456	290,456
Bank of America Bank Note 2.820% 05/16/2005	414,930	414,930
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	382,417	382,417
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	394,418	394,418
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	165,975	165,975
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	414,937	414,937
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	414,937	414,937
BGI Institutional Money Market Fund	1,650,014	1,650,014
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	290,456	290,456
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	82,987	82,987
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	207,468	207,468
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	206,006	206,006
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	829,873	829,873
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	165,975	165,975

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	$829,873	$829,873
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	248,962	248,962
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	345,240	345,240
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	234,699	234,699
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	579,986	579,986
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	331,949	331,949
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	414,937	414,937
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	290,456	290,456
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	292,879	292,879
Freddie Mac Discount Note 2.730% 05/02/2005	213,586	213,586
Freddie Mac Discount Note 2.740% 05/03/2005	624,733	624,733
General Electric Capital Corp. 2.910% 05/23/2005	207,468	207,468
General Electric Capital Corp. 2.940% 06/03/2005	576,743	576,743
General Electric Capital Corp. 2.970% 06/10/2005	216,110	216,110
Goldman Sachs Financial Square Prime Obligations Money Market Fund	82,987	82,987
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	207,468	207,468
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	594,172	594,172
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	290,456	290,456

	Principal Amount	Market Value
Merrill Lynch Premier Institutional Money Market Fund	397,109	$397,109
Merrimac Cash Fund, Premium Class	808,897	808,897
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	$829,873	829,873
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	335,153	335,153
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	829,873	829,873
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	414,937	414,937
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	167,788	167,788
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	41,494	41,494
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	165,975	165,975
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	586,780	586,780
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	165,975	165,975
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	229,060	229,060
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	140,625	140,625
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	300,544	300,544
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	209,895	209,895
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	385,081	385,081
		19,627,293
Commercial Paper - 15.1%
Alcoa, Inc. 2.950% 05/10/2005	5,202,000	5,197,738
Baxter International, Inc. 3.030% 05/13/2005	6,409,000	6,401,987

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Cinergy Corp.(d) 3.040% 05/11/2005	$4,185,000	$4,181,113
Countrywide Home Loans, Inc. 2.870% 05/05/2005	3,100,000	3,098,764
DaimlerChrysler North America Holding Corp. 3.000% 05/06/2005	4,730,000	4,727,635
Detroit Edison Co. 2.830% 05/03/2005	3,031,000	3,030,285
John Deere Capital Corp.(d) 3.000% 05/16/2005	5,360,000	5,352,853
Kellogg Company 3.000% 05/31/2005	2,719,000	2,711,976
Praxair, Inc. 2.840% 05/04/2005	1,778,000	1,777,439
WellPoint, Inc.(d) 2.940% 05/02/2005	3,124,000	3,123,490
		39,603,280
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		59,230,573
TOTAL INVESTMENTS - 107.8% (Cost $278,400,755)(j)		282,381,712
Other Assets/ (Liabilities) - (7.8%)		(20,508,405)
NET ASSETS - 100.0%		$261,873,307

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

TBA - To be announced

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $17,877,261 or 6.8% of net assets.

(e)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(f)  Security is currently in default.

(g)  A portion of this security is purchased on a forward commitment basis (Note 2).

(h)  This security is held as collateral for open futures contracts. (Note 2).

(i)  Represents investments of security lending collateral. (Note 2).

(j)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 97.9%
Aerospace & Defense - 3.9%
Lockheed Martin Corp.	139,760	$8,518,372
Rockwell Collins, Inc.	296,830	13,618,560
		22,136,932
Apparel, Textiles & Shoes - 2.4%
Limited Brands	620,280	13,453,873
Banking, Savings & Loans - 10.6%
Bank of America Corp.	279,270	12,578,321
Freddie Mac	234,750	14,441,820
SLM Corp.	211,240	10,063,474
Wachovia Corp.	170,215	8,711,604
Wells Fargo & Co.	236,260	14,161,424
		59,956,643
Beverages - 3.0%
Diageo PLC Sponsored ADR (United Kingdom)(a)	281,030	16,791,542
Broadcasting, Publishing & Printing - 4.9%
Gannett Co., Inc.(a)	194,510	14,977,270
Viacom, Inc. Class B	369,910	12,806,284
		27,783,554
Chemicals - 3.4%
Dow Chemical Co.	172,790	7,936,245
PPG Industries, Inc.	167,730	11,330,162
		19,266,407
Commercial Services - 2.5%
Waste Management, Inc.	485,230	13,824,203
Communications - 1.8%
BCE, Inc.(a)	421,040	10,130,222
Computers & Information - 3.4%
Apple Computer, Inc.(b)	136,400	4,918,584
International Business Machines Corp.	184,720	14,108,914
		19,027,498
Cosmetics & Personal Care - 2.8%
Colgate-Palmolive Co.	107,900	5,372,341
Kimberly-Clark Corp.	166,200	10,379,190
		15,751,531
Data Processing & Preparation - 0.6%
Fiserv, Inc.(a) (b)	85,000	3,595,500
Electric Utilities - 4.4%
Entergy Corp.	176,420	12,931,586
Exelon Corp.	237,520	11,757,240
		24,688,826

	Number of Shares	Market Value
Electrical Equipment & Electronics - 1.0%
Molex, Inc. Cl. A	255,200	$5,841,528
Energy - 9.5%
BP PLC, Sponsored ADR	224,446	13,668,761
ConocoPhillips	82,000	8,597,700
Exxon Mobil Corp.	358,040	20,419,021
Occidental Petroleum Corp.	155,100	10,701,900
		53,387,382
Entertainment & Leisure - 1.4%
The Walt Disney Co.	306,240	8,084,736
Financial Services - 8.8%
American Express Co.	247,870	13,062,749
Citigroup, Inc.	456,288	21,427,284
Morgan Stanley	289,050	15,209,811
		49,699,844
Foods - 2.0%
Kellogg Co.	245,790	11,048,261
Forest Products & Paper - 2.7%
Weyerhaeuser Co.	224,410	15,396,770
Industrial – Diversified - 3.0%
Tyco International Limited	532,250	16,664,748
Insurance - 7.1%
AFLAC, Inc.	388,030	15,773,420
Allstate Corp.	162,700	9,137,232
American International Group, Inc.	296,860	15,095,331
		40,005,983
Pharmaceuticals - 6.5%
Merck & Co., Inc.	307,700	10,431,030
Pfizer, Inc.	587,670	15,966,994
Teva Pharmaceutical Sponsored ADR (Israel)	326,700	10,206,108
		36,604,132
Photography Equipment/Supplies - 2.0%
Eastman Kodak Co.(a)	457,030	11,425,750
Prepackaged Software - 1.2%
Microsoft Corp.	266,500	6,742,450
Restaurants - 2.3%
McDonald's Corp.	445,130	13,046,760
Telephone Utilities - 2.4%
Verizon Communications, Inc.	385,360	13,795,888

	Number of Shares	Market Value
Tobacco - 2.3%
Altria Group, Inc.	196,900	$12,796,531
Transportation - 2.0%
United Parcel Service, Inc. Class B	154,700	11,031,657
TOTAL EQUITIES (Cost $463,801,888)		551,979,151
	Principal Amount
SHORT-TERM INVESTMENTS - 7.6%
Cash Equivalents - 6.9%(c)
American Beacon Money Market Fund	581,261	581,261
Bank of America Bank Note 2.770% 06/01/2005	$1,063,550	1,063,550
Bank of America Bank Note 2.770% 07/18/2005	572,681	572,681
Bank of America Bank Note 2.800% 06/09/2005	572,681	572,681
Bank of America Bank Note 2.820% 05/16/2005	818,115	818,115
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	753,992	753,992
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	777,659	777,659
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	327,246	327,246
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	818,115	818,115
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	818,115	818,115
BGI Institutional Money Market Fund	3,253,272	3,253,272
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	572,681	572,681
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	163,623	163,623

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	$409,058	$409,058
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	406,174	406,174
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	1,636,230	1,636,230
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	327,246	327,246
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	1,636,230	1,636,230
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	490,869	490,869
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	680,698	680,698
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	462,748	462,748
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	1,143,536	1,143,536
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	654,492	654,492
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	818,115	818,115
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	572,681	572,681
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	577,458	577,458
Freddie Mac Discount Note 2.730% 05/02/2005	421,119	421,119
Freddie Mac Discount Note 2.740% 05/03/2005	1,231,762	1,231,762
General Electric Capital Corp. 2.910% 05/23/2005	409,058	409,058
General Electric Capital Corp. 2.940% 06/03/2005	1,137,143	1,137,143
General Electric Capital Corp. 2.970% 06/10/2005	426,096	426,096

	Principal Amount	Market Value
Goldman Sachs Financial Square Prime Obligations Money Market Fund	163,623	$163,623
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	$409,058	409,058
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	1,171,508	1,171,508
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	572,681	572,681
Merrill Lynch Premier Institutional Money Market Fund	782,966	782,966
Merrimac Cash Fund, Premium Class	1,594,873	1,594,873
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	1,636,230	1,636,230
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	660,809	660,809
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	1,636,230	1,636,230
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	818,115	818,115
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	330,821	330,821
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	81,812	81,812
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	327,246	327,246
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	1,156,933	1,156,933
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	327,246	327,246
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	451,628	451,628
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	277,265	277,265

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	$592,571	$592,571
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	413,841	413,841
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	759,250	759,250
		38,698,410
Repurchase Agreement - 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	3,828,475	3,828,475
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		42,526,885
TOTAL INVESTMENTS - 105.5% (Cost $506,328,773)(e)		594,506,036
Other Assets/ (Liabilities) - (5.5%)		(30,861,279)
NET ASSETS - 100.0%		$563,644,757

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $3,829,116. Collateralized by U.S. Government Agency obligation with a rate of 3.370%, maturity date of 08/18/2031, and an aggregate market value, including accrued interest, of $4,020,132.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.8%
Advertising - 0.0%
Harte-Hanks, Inc.	100	$2,850
Lamar Advertising Co.(a)	100	3,738
Omnicom Group, Inc.(b)	200	16,580
		23,168
Aerospace & Defense - 2.8%
Boeing Co.	1,800	107,136
General Dynamics Corp.	1,600	168,080
Goodrich Corp.	1,100	44,330
Honeywell International, Inc.	8,000	286,080
Lockheed Martin Corp.	3,400	207,230
Northrop Grumman Corp.	3,300	180,972
Raytheon Co.	4,200	157,962
United Defense Industries, Inc.	600	44,388
United Technologies Corp.	3,600	366,192
		1,562,370
Apparel, Textiles & Shoes - 0.6%
American Eagle Outfitters, Inc.	3,100	81,282
Jones Apparel Group, Inc.	1,200	36,540
Limited Brands	2,200	47,718
Liz Claiborne, Inc.	1,000	35,430
Nordstrom, Inc.	300	15,249
Reebok International Limited	400	16,244
VF Corp.	1,400	79,226
		311,689
Automotive & Parts - 0.6%
American Axle & Manufacturing Holdings, Inc.(b)	300	5,988
Autoliv, Inc.	800	35,400
AutoNation, Inc.(a)	1,700	31,059
BorgWarner, Inc.	300	13,716
Ford Motor Co.	23,300	212,263
Genuine Parts Co.	1,500	64,350
		362,776
Banking, Savings & Loans - 16.0%
AmSouth Bancorporation(b)	4,600	121,072
Associated Banc-Corp	1,600	49,472
Astoria Financial Corp.	1,550	41,091
Bank of America Corp.	43,400	1,954,736
Bank of Hawaii Corp.	600	28,410
Bank of New York Co., Inc.	6,300	176,022
BB&T Corp.	3,267	128,099
BOK Financial Corp.(a)	1,000	41,850

	Number of Shares	Market Value
Capital One Financial Corp.	600	$42,534
Capitol Federal Financial	100	3,395
City National Corp.	300	21,150
The Colonial BancGroup, Inc.	1,600	35,296
Comerica, Inc.	2,800	160,328
Commerce Bancshares, Inc.	555	26,745
Compass Bancshares, Inc.	1,500	64,530
Cullen/Frost Bankers, Inc.	400	17,328
Fifth Third Bancorp(b)	100	4,350
First Horizon National Corp.(b)	1,600	66,448
FirstMerit Corp.	1,300	31,889
Freddie Mac	6,000	369,120
Fulton Financial Corp.	905	18,869
Golden West Financial Corp.(b)	1,600	99,728
Hibernia Corp. Cl. A	1,400	43,722
Hudson United Bancorp	300	10,278
Independence Community Bank Corp.	700	24,976
International Bancshares Corp.	200	7,190
JPMorgan Chase & Co.	25,500	904,995
KeyCorp	7,100	235,436
M&T Bank Corp.	600	62,070
Marshall and Ilsley Corp.	2,000	85,280
Mellon Financial Corp.	2,700	74,763
National City Corp.	5,527	187,697
New York Community Bancorp, Inc.	1,400	24,780
North Fork Bancorporation, Inc.	3,248	91,431
Northern Trust Corp.	1,200	54,000
Peoples Bank Bridgeport	300	12,459
Popular, Inc.	3,400	78,676
Providian Financial Corp.(a)	4,000	66,680
Regions Financial Corp.	4,271	143,036
Sky Financial Group, Inc.	100	2,610
The South Financial Group, Inc.	100	2,639
Sovereign Bancorp, Inc.	3,400	69,938
State Street Corp.	1,600	73,968
SunTrust Banks, Inc.(b)	3,000	218,490
Synovus Financial Corp.(b)	300	8,409
TCF Financial Corp.	100	2,529
TD Banknorth, Inc.(a) (b)	749	23,069
U.S. Bancorp	16,000	446,400
UnionBanCal Corp.	700	43,092
Valley National Bancorp	30	744
Wachovia Corp.	14,980	766,676

	Number of Shares	Market Value
Washington Federal, Inc.	1,342	$29,913
Washington Mutual, Inc.	14,500	599,140
Webster Financial Corp.	400	18,180
Wells Fargo & Co.	15,700	941,058
Westcorp	200	8,948
Whitney Holding Corp.	400	18,108
Wilmington Trust Corp.	600	21,210
Zions Bancorp	1,100	77,033
		8,982,085
Beverages - 0.6%
Brown-Forman Corp. Class B	200	11,100
The Coca-Cola Co.	1,300	56,472
Coca-Cola Enterprises, Inc.	2,100	42,630
Constellation Brands, Inc.(a) (b)	800	42,168
Molson Coors Brewing Co. Class B(b)	1,200	74,100
The Pepsi Bottling Group, Inc.	200	5,734
PepsiAmericas, Inc.	3,700	91,353
PepsiCo, Inc.	100	5,564
		329,121
Broadcasting, Publishing & Printing - 2.5%
Belo Corp. Cl. A	400	9,372
Cablevision Systems Corp. Cl. A(a)	200	5,190
Citadel Broadcasting Corp.(a) (b)	200	2,514
Comcast Corp. Class A(a)	12,200	391,742
Entercom Communications Corp.(a) (b)	100	3,223
Gannett Co., Inc.(b)	2,700	207,900
Hearst-Argyle Television, Inc.	300	7,530
Knight Ridder, Inc.	100	6,470
Lee Enterprises, Inc.	400	16,604
Liberty Media International, Inc. Cl. A(a)	600	24,882
McClatchy Co. Cl. A	200	14,140
Media General, Inc. Cl. A	100	6,128
Radio One, Inc. Cl. D(a)	200	2,614
Time Warner, Inc.(a)	37,400	628,694
Tribune Co.	300	11,580
UnitedGlobalCom, Inc. Cl. A(a)	500	4,475
Viacom, Inc. Class B	2,400	83,088
		1,426,146

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Building Materials & Construction - 0.4%
Florida Rock Industries, Inc.	300	$17,424
Lafarge North America, Inc.	400	22,204
Louisiana-Pacific Corp.(b)	1,300	31,980
Martin Marietta Materials, Inc.	600	32,994
Masco Corp.(b)	4,100	129,109
Vulcan Materials Co.	100	5,304
		239,015
Chemicals - 2.8%
Air Products & Chemicals, Inc.	300	17,619
Ashland, Inc.	800	53,792
Cabot Corp.	500	15,275
Dow Chemical Co.	8,100	372,033
Du Pont (E.I.) de Nemours & Co.	9,300	438,123
Eastman Chemical Co.	700	37,800
Engelhard Corp.	700	21,441
International Flavors & Fragrances, Inc.	200	7,580
The Lubrizol Corp.	600	23,262
Lyondell Chemical Co.	2,400	60,216
Monsanto Co.	4,500	263,790
PPG Industries, Inc.	1,600	108,080
Praxair, Inc.	1,300	60,879
Rohm & Haas Co.	1,500	65,490
The Scotts Miracle-Gro Co.(a)	200	14,480
The Valspar Corp.	400	16,532
		1,576,392
Commercial Services - 0.9%
The Brink's Co.	100	3,226
Cendant Corp.	8,400	167,244
Convergys Corp.(a)	600	7,776
Donnelley (R.R.) & Sons Co.	1,500	49,365
Equifax, Inc.	2,100	70,665
Ikon Office Solutions, Inc.	800	6,920
Jacobs Engineering Group, Inc.(a) (b)	100	4,871
Manpower, Inc.	300	11,565
PerkinElmer, Inc.	4,200	77,700
Rent-A-Center, Inc.(a)	200	4,808
Republic Services, Inc.	1,100	38,060
Ryder System, Inc.	300	11,079
Service Corp. International	2,100	14,784
Servicemaster Co.	1,100	14,113
Waste Management, Inc.	100	2,849
		485,025

	Number of Shares	Market Value
Communications - 1.8%
American Tower Corp. Cl. A(a) (b)	2,100	$36,183
Citizens Communications Co.(b)	1,900	24,225
Crown Castle International Corp.(a)	800	12,904
Harris Corp.	400	11,280
L-3 Communications Holdings, Inc.(b)	400	28,388
SBC Communications, Inc.(b)	31,200	742,560
Scientific-Atlanta, Inc.	1,500	45,870
Sirius Satellite Radio, Inc.(a) (b)	17,900	85,204
Tellabs, Inc.(a)	2,900	22,504
		1,009,118
Computer Integrated Systems Design - 0.4%
Cadence Design Systems, Inc.(a)	1,200	16,800
Computer Sciences Corp.(a)	1,500	65,220
Reynolds & Reynolds, Inc. Cl. A	100	2,637
Sun Microsystems, Inc.(a)	35,100	127,413
		212,070
Computer Programming Services - 0.1%
VeriSign, Inc.(a)	2,100	55,566
Computer Related Services - 0.2%
Checkfree Corp.(a) (b)	1,400	51,352
Ingram Micro, Inc. Cl. A(a)	2,100	34,986
		86,338
Computers & Information - 1.5%
Apple Computer, Inc.(a)	6,400	230,784
Comverse Technology, Inc.(a)	700	15,953
EMC Corp.(a)	5,000	65,600
International Business Machines Corp.	5,400	412,452
Storage Technology Corp.(a)	1,000	27,800
Tech Data Corp.(a)	600	21,918
Western Digital Corp.(a)	6,900	87,561
		862,068
Computers & Office Equipment - 0.9%
Hewlett-Packard Co.	15,700	321,379
Pitney Bowes, Inc.	900	40,248
Xerox Corp.(a)	12,900	170,925
		532,552
Containers - 0.2%
Ball Corp.	900	35,550
Bemis Co., Inc.	100	2,756

	Number of Shares	Market Value
Owens-Illinois, Inc.(a)	1,300	$31,876
Pactiv Corp.(a)	400	8,576
Sealed Air Corp.(a)	200	9,688
Temple-Inland, Inc.	1,000	33,750
		122,196
Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	100	4,979
The Gillette Co.	100	5,164
Kimberly-Clark Corp.	2,700	168,615
Procter & Gamble Co. (The)(b)	2,100	113,715
		292,473
Data Processing & Preparation - 0.3%
Affiliated Computer Services, Inc. Class A(a)	200	9,534
Automatic Data Processing, Inc.	600	26,064
Deluxe Corp.	600	23,958
NCR Corp.(a)	2,600	85,800
		145,356
Electric Utilities - 6.6%
Allete, Inc.	466	19,418
Alliant Energy Corp.	1,300	34,242
Ameren Corp.	2,100	108,570
American Electric Power Co.	900	31,698
CenterPoint Energy, Inc.	3,000	35,520
Cinergy Corp.	1,700	67,320
Consolidated Edison, Inc.	2,000	86,560
Constellation Energy Group, Inc.	1,300	68,328
Dominion Resources, Inc.(b)	3,000	226,200
DPL, Inc.	1,400	35,616
DTE Energy Co.	1,300	59,735
Duke Energy Corp.	12,100	353,199
Edison International	5,800	210,540
Energy East Corp.	1,000	26,020
Entergy Corp.	1,300	95,290
Exelon Corp.	6,000	297,000
FirstEnergy Corp.	3,000	130,560
FPL Group, Inc.(b)	3,400	138,788
Great Plains Energy, Inc.	517	15,810
Hawaiian Electric Industries, Inc.	100	2,530
MDU Resources Group, Inc.	950	25,679
NiSource, Inc.	2,100	48,804
Northeast Utilities	900	16,479
NRG Energy, Inc.(a)	2,100	65,310
NSTAR	500	27,070
OGE Energy Corp.	700	19,320
Pepco Holdings, Inc.	2,000	43,340
PG&E Corp.(b)	5,200	180,544

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Pinnacle West Capital Corp.	1,100	$46,090
PPL Corp.	2,200	119,372
Progress Energy, Inc.(b)	2,000	83,980
Public Service Enterprise Group, Inc.	2,100	122,010
Puget Energy, Inc.	700	15,008
SCANA Corp.	800	31,072
Southern Co.	6,700	220,765
Teco Energy, Inc.	4,600	76,406
TXU Corp.	4,200	360,318
Westar Energy, Inc.	1,400	32,060
Wisconsin Energy Corp.	900	31,734
WPS Resources Corp.	1,700	89,641
		3,697,946
Electrical Equipment & Electronics - 6.0%
Ametek, Inc.	2,100	79,527
Emerson Electric Co.	3,100	194,277
Energizer Holdings, Inc.(a) (b)	600	34,182
Freescale Semiconductor, Inc. Class B(a)	2,300	43,378
General Electric Co.(b)	80,600	2,917,720
Hubbell, Inc. Cl. B	100	4,345
LSI Logic Corp.(a)	2,100	11,256
Rockwell Automation, Inc.	1,000	46,230
Teleflex, Inc.(b)	700	37,429
		3,368,344
Energy - 15.5%
Amerada Hess Corp.(b)	1,300	121,745
Anadarko Petroleum Corp.	2,200	160,688
Apache Corp.	2,800	157,612
Burlington Resources, Inc.	4,100	199,301
Chesapeake Energy Corp.	2,200	42,328
ChevronTexaco Corp.	23,500	1,222,000
ConocoPhillips	6,000	629,100
Devon Energy Corp.	8,000	361,360
Diamond Offshore Drilling, Inc.	700	30,877
El Paso Corp.	5,400	53,946
Ensco International, Inc.	300	9,780
EOG Resources, Inc.	200	9,510
Equitable Resources, Inc.	500	28,820
Exxon Mobil Corp.	61,000	3,478,830
Kerr-McGee Corp.(b)	1,900	147,440
KeySpan Corp.	1,200	45,516
Kinder Morgan, Inc.	800	61,168
Marathon Oil Corp.	3,100	144,367
Murphy Oil Corp.	100	8,909
National Fuel Gas Co.	1,100	29,953
National Oilwell Varco, Inc.(a)	752	29,885
Newfield Exploration Co.(a)	300	21,309

	Number of Shares	Market Value
Noble Energy, Inc.	500	$32,060
Occidental Petroleum Corp.	7,100	489,900
Oneok, Inc.	1,200	34,632
Peabody Energy Corp.	1,000	43,770
Pioneer Natural Resources Co.(b)	1,400	56,924
Pogo Producing Co.	200	9,002
Premcor, Inc.	500	33,075
Pride International, Inc.(a)	3,100	69,130
Questar Corp.	600	35,040
Rowan Companies, Inc.	1,200	31,836
Sempra Energy(b)	3,500	141,330
Sunoco, Inc.	1,200	119,112
Tidewater, Inc.	200	6,894
UGI Corp.	700	35,161
Unocal Corp.	3,300	180,015
Valero Energy Corp.	3,200	219,296
Vectren Corp.	500	13,505
The Williams Companies, Inc.	7,900	134,458
Xcel Energy, Inc.(b)	3,200	54,976
		8,734,560
Entertainment & Leisure - 1.1%
Caesars Entertainment, Inc.(a)	3,400	67,830
Harrah's Entertainment, Inc.(b)	400	26,248
The Walt Disney Co.	20,600	543,840
		637,918
Financial Services - 10.9%
AG Edwards, Inc.	900	35,739
Allied Capital Corp.	1,100	30,250
AMB Property Corp.	800	31,192
American Capital Strategies Limited(b)	500	15,990
AmeriCredit Corp.(a) (b)	2,000	46,800
Annaly Mortgage Management, Inc. REIT(b)	1,500	28,680
Apartment Investment & Management Co. Cl. A	600	22,872
Archstone-Smith Trust	2,800	100,716
Arden Realty, Inc.	100	3,569
AvalonBay Communities, Inc.(b)	900	64,800
Bear Stearns Companies, Inc.	1,500	141,990
Boston Properties, Inc. REIT	100	6,647
BRE Properties, Inc. Cl. A	200	7,444
CBL & Associates Properties, Inc. REIT(b)	1,800	139,266
Centerpoint Properties Corp.	300	12,363

	Number of Shares	Market Value
CIT Group, Inc.	2,800	$112,784
Citigroup, Inc.	48,600	2,282,256
Countrywide Financial Corp.	7,100	256,949
Developers Diversified Realty Corporation REIT	100	4,244
Duke Realty Corporation REIT	100	3,060
Federal Realty Investment Trust REIT	100	5,350
Friedman Billings Ramsey Group, Inc. Cl. A(b)	800	9,672
General Growth Properties, Inc. REIT(b)	400	15,644
The Goldman Sachs Group, Inc.	3,500	373,765
Health Care Property Investors, Inc.(b)	200	5,128
Hospitalities Properties Trust	100	4,178
HRPT Properties Trust	2,200	25,850
Huntington Bancshares, Inc.(b)	1,900	44,669
IndyMac Bancorp, Inc.	2,500	96,200
iStar Financial, Inc.	1,400	55,776
Jefferies Group, Inc.	300	10,860
Kimco Realty Corp.	1,000	55,390
Lehman Brothers Holdings, Inc.	3,300	302,676
Liberty Property Trust REIT	1,100	43,813
The Macerich Co. REIT	600	36,180
Mack-Cali Realty Corp.	900	39,591
MBNA Corp.	2,800	55,300
Mercantile Bankshares Corp.	1,000	50,810
Merrill Lynch & Co., Inc.	9,200	496,156
Morgan Stanley	9,300	489,366
New Plan Excel Realty Trust	1,300	33,553
Pan Pacific Retail Properties, Inc. REIT	100	6,042
PNC Financial Services Group, Inc.	2,600	138,398
ProLogis Trust REIT	200	7,918
Public Storage, Inc.	900	52,830
Raymond James Financial, Inc.	500	13,485
Reckson Associates Realty Corp.	100	3,225
Regency Centers Corp.(b)	400	21,060
Simon Property Group, Inc. REIT	300	19,821
SL Green Realty Corp.	700	42,700

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Thornburg Mortgage, Inc. REIT(b)	3,400	$101,864
Trizec Properties, Inc. REIT	1,100	21,989
United Dominion Realty Trust, Inc.(b)	200	4,430
Ventas, Inc.	300	8,094
Vornado Realty Trust REIT	1,200	91,740
		6,131,134
Foods - 1.7%
Archer-Daniels- Midland Co.(b)	10,100	181,699
Campbell Soup Co.	100	2,974
ConAgra Foods, Inc.	1,600	42,800
Dean Foods Co.(a)	200	6,872
Del Monte Foods Co.(a)	1,500	15,645
General Mills, Inc.	2,600	128,440
Heinz (H. J.) Co.	900	33,165
The Hershey Co.	300	19,170
Hormel Foods Corp.	600	18,684
The J.M. Smucker Co.	100	4,962
Kellogg Co.	900	40,455
Kraft Foods, Inc. Cl. A(b)	400	12,964
The Kroger Co.(a)	4,500	70,965
Pilgrim's Pride Corp.(b)	2,700	97,443
Safeway, Inc.(a)	4,500	95,805
Sara Lee Corp.	3,700	79,143
Smithfield Foods, Inc.(a)	700	21,182
SuperValu, Inc.(b)	2,300	72,588
Tyson Foods, Inc. Cl. A	2,000	33,780
		978,736
Forest Products & Paper - 0.5%
Georgia-Pacific Corp.	3,400	116,518
MeadWestvaco Corp.	1,900	55,955
Plum Creek Timber Co., Inc.	2,400	82,896
Rayonier, Inc. REIT	100	5,026
Sonoco Products Co.	900	24,381
Weyerhaeuser Co.	200	13,722
		298,498
Healthcare - 0.8%
HCA, Inc.	4,300	240,112
Health Net, Inc.(a) (b)	1,000	34,030
Humana, Inc.(a) (b)	1,500	51,975
Laboratory Corp. of America Holdings(a)	1,800	89,100
Pacificare Health Systems(a)	900	53,784
		469,001
Home Construction, Furnishings & Appliances - 0.7%
Centex Corp.	600	34,632

	Number of Shares	Market Value
D.R. Horton, Inc.	1,400	$42,700
Hillenbrand Industries, Inc.	200	11,044
KB Home	800	45,600
Leggett & Platt, Inc.	100	2,696
Lennar Corp.	1,300	66,911
Maytag Corp.(b)	300	2,907
MDC Holdings, Inc.	230	15,037
Pulte Homes, Inc.	600	42,870
The Ryland Group, Inc.	800	49,120
Standard-Pacific Corp.	500	35,805
Steelcase, Inc.	500	6,570
Toll Brothers, Inc.(a) (b)	400	30,320
		386,212
Household Products - 0.4%
Black & Decker Corp.	100	8,363
The Clorox Co.	1,400	88,620
Newell Rubbermaid, Inc.(b)	100	2,173
RPM, Inc.	800	13,800
Sherwin-Williams Co.	1,000	44,570
Snap-On, Inc.	300	9,951
The Stanley Works	900	38,727
		206,204
Industrial – Distribution - 0.1%
Grainger (W.W.), Inc.	900	49,761
Industrial – Diversified - 0.2%
Carlisle Companies, Inc.	200	14,364
Eaton Corp.	100	5,870
Harsco Corp.	200	10,730
Illinois Tool Works, Inc.	100	8,382
ITT Industries, Inc.	100	9,046
Textron, Inc.	1,100	82,885
		131,277
Insurance - 6.5%
Aetna, Inc.	2,400	176,088
AFLAC, Inc.(b)	100	4,065
Alleghany Corp.(a)	102	27,540
Allmerica Financial Corp.(a)	400	13,428
Allstate Corp.(b)	6,700	376,272
Ambac Financial Group, Inc.	400	26,740
American Financial Group, Inc.	300	9,327
American International Group, Inc.	1,700	86,445
Aon Corp.	2,800	58,380
Assurant, Inc.	700	23,163
Berkley (W.R.) Corp.	1,200	39,000
Chubb Corp.(b)	3,300	269,874
Cigna Corp.	2,000	183,960
Cincinnati Financial Corp.	207	8,330

	Number of Shares	Market Value
Erie Indemnity Co. Cl. A	200	$10,276
Fidelity National Financial, Inc.	1,400	44,954
First American Corp.	1,000	35,800
Fremont General Corp.(b)	200	4,338
Genworth Financial, Inc. Cl. A	2,600	72,670
The Hartford Financial Services Group, Inc.	3,900	282,243
HCC Insurance Holdings, Inc.	900	32,013
Jefferson-Pilot Corp.	1,200	60,252
Leucadia National Corp.(b)	100	3,478
Lincoln National Corp.	1,600	71,952
Loews Corp.	2,600	184,288
MBIA, Inc.(b)	1,250	65,475
Mercury General Corp.	200	10,572
Metlife, Inc.	3,700	143,930
MGIC Investment Corp.	1,300	76,700
Nationwide Financial Services, Inc. Cl. A	1,000	35,430
Odyssey Re Holdings Corp.(b)	200	4,548
Old Republic International Corp.	1,600	37,760
The PMI Group, Inc.	800	28,128
Principal Financial Group, Inc.	2,900	113,332
Progressive Corp.	1,500	136,905
Protective Life Corp.	900	34,416
Prudential Financial, Inc.	4,000	228,600
Radian Group, Inc.	700	31,101
Reinsurance Group of America, Inc.	200	8,944
Safeco Corp.	1,600	84,272
St. Paul Travelers Companies	3,827	137,007
StanCorp Financial Group, Inc.	300	22,956
Torchmark Corp.	900	48,087
Transatlantic Holdings, Inc.	100	5,746
Unitrin, Inc.	2,000	91,000
UnumProvident Corp.	4,800	80,256
WellChoice, Inc.(a)	200	11,240
WellPoint, Inc.(a)	1,012	129,283
		3,670,564
Lodging - 0.5%
Hilton Hotels Corp.	4,400	96,052
Marriott International, Inc. Cl. A	600	37,650
MGM Mirage(a) (b)	700	48,867
Starwood Hotels & Resorts Worldwide, Inc.	2,000	108,680
		291,249

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Machinery & Components - 0.2%
Cooper Cameron Corp.(a)	400	$21,976
Cummins, Inc.(b)	600	40,800
Parker-Hannifin Corp.	1,100	65,934
Timken Co.	100	2,484
		131,194
Manufacturing - 0.1%
Pentair, Inc.	1,200	47,736
Medical Supplies - 0.2%
Agilent Technologies, Inc.(a)	200	4,150
Applera Corp. - Applied Biosystems Group	3,400	72,080
Bausch & Lomb, Inc.	200	15,000
Mettler-Toledo International, Inc.(a)	200	9,170
Thermo Electron Corp.(a)	700	17,486
		117,886
Metals & Mining - 0.8%
Consol Energy, Inc.(b)	200	8,648
Crane Co.	500	12,800
Newmont Mining Corp.(b)	100	3,797
Nucor Corp.(b)	1,400	71,540
Phelps Dodge Corp.(b)	1,900	163,115
Precision Castparts Corp.	500	36,830
Southern Peru Copper Corp.(b)	1,100	56,254
United States Steel Corp.	2,000	85,520
		438,504
Oil & Gas - 0.0%
AGL Resources, Inc.	600	20,760
Pharmaceuticals - 2.6%
AmerisourceBergen Corp.(b)	1,000	61,280
Bristol-Myers Squibb Co.	8,800	228,800
Hospira, Inc.(a)	2,700	90,585
Invitrogen Corp.(a)	500	36,635
King Pharmaceuticals, Inc.(a)	2,100	16,800
McKesson Corp.	2,500	92,500
Medco Health Solutions, Inc.(a) (b)	1,700	86,649
Merck & Co., Inc.	15,700	532,230
Sigma-Aldrich Corp.	400	23,372
Watson Pharmaceutical, Inc.(a)	400	12,000
Wyeth	5,800	260,652
		1,441,503
Photography Equipment/Supplies - 0.2%
Eastman Kodak Co.(b)	4,000	100,000
Prepackaged Software - 0.8%
BMC Software, Inc.(a)	1,700	27,540

	Number of Shares	Market Value
Compuware Corp.(a)	4,200	$24,990
Fair Isaac Corp.	1,200	39,456
McAfee, Inc.(a)	3,200	66,912
Microsoft Corp.	5,700	144,210
Oracle Corp.(a)	5,400	62,424
SunGard Data Systems, Inc.(a)	1,100	36,740
Sybase, Inc.(a) (b)	3,300	62,469
		464,741
Real Estate - 0.6%
Equity Office Properties Trust	5,300	166,791
Equity Residential	4,700	161,445
Host Marriott Corp.(b)	100	1,682
		329,918
Restaurants - 0.8%
Darden Restaurants, Inc.	2,800	84,000
McDonald's Corp.	12,900	378,099
Wendy's International, Inc.(b)	100	4,293
		466,392
Retail - 1.5%
Barnes & Noble, Inc.(a)	2,200	78,320
BJ's Wholesale Club, Inc.(a)	1,100	29,315
Borders Group, Inc.	600	14,514
Circuit City Stores, Inc.	5,000	79,000
Costco Wholesale Corp.	4,300	174,494
Dillards, Inc. Class A	3,400	79,118
Federated Department Stores, Inc.(b)	3,100	178,250
Neiman Marcus Group, Inc. Cl. A	100	9,832
Rite Aid Corp.(a) (b)	300	1,089
Sears Holdings Corp.(a) (b)	1,318	178,246
		822,178
Retail – Grocery - 0.2%
Albertson's, Inc.(b)	5,100	100,929
Telephone Utilities - 3.3%
Alltel Corp.(b)	3,000	170,880
AT&T Corp.	13,400	256,342
BellSouth Corp.	11,200	296,688
CenturyTel, Inc.(b)	2,300	70,587
Qwest Communications International, Inc.(a)	7,900	27,018
Sprint Corp. (FON Group)(b)	10,800	240,408
Telephone & Data Systems, Inc.(b)	100	7,719

	Number of Shares	Market Value
Verizon Communications, Inc.(b)	19,200	$687,360
West Corp.(a)	2,700	87,453
		1,844,455
Tobacco - 2.6%
Altria Group, Inc.	19,000	1,234,810
Loews Corp. - Carolina Group	3,000	94,500
Reynolds American, Inc.(b)	1,400	109,158
UST, Inc.	200	9,160
		1,447,628
Toys, Games - 0.0%
Hasbro, Inc.	100	1,892
Mattel, Inc.	100	1,805
		3,697
Transportation - 1.3%
Burlington Northern Santa Fe Corp.	5,400	260,550
CNF, Inc.	1,700	72,675
CSX Corp.	1,000	40,130
FedEx Corp.	700	59,465
Norfolk Southern Corp.	3,000	94,200
Union Pacific Corp.	1,900	121,467
Yellow Roadway Corp.(a) (b)	1,200	58,800
		707,287
Travel - 0.0%
Sabre Holdings Corp.(b)	1,500	29,340
TOTAL EQUITIES (Cost $52,640,157)		56,181,076
	Principal Amount
SHORT-TERM INVESTMENTS - 14.5%
Cash Equivalents - 14.3%(c)
American Beacon Money Market Fund	121,290	121,290
Bank of America Bank Note 2.770% 06/01/2005	$221,927	221,927
Bank of America Bank Note 2.770% 07/18/2005	119,499	119,499
Bank of America Bank Note 2.800% 06/09/2005	119,499	119,499
Bank of America Bank Note 2.820% 05/16/2005	170,713	170,713
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	157,334	157,334

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	$162,271	$162,271
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	68,285	68,285
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	170,713	170,713
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	170,713	170,713
BGI Institutional Money Market Fund	678,849	678,849
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	119,499	119,499
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	34,143	34,143
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	85,357	85,357
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	84,755	84,755
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	341,426	341,426
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	68,285	68,285
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	341,426	341,426
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	102,428	102,428
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	142,039	142,039
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	96,560	96,560
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	238,618	238,618
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	136,571	136,571
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	170,713	170,713

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	$119,499	$119,499
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	120,496	120,496
Freddie Mac Discount Note 2.730% 05/02/2005	87,874	87,874
Freddie Mac Discount Note 2.740% 05/03/2005	257,027	257,027
General Electric Capital Corp. 2.910% 05/23/2005	85,357	85,357
General Electric Capital Corp. 2.940% 06/03/2005	237,284	237,284
General Electric Capital Corp. 2.970% 06/10/2005	88,912	88,912
Goldman Sachs Financial Square Prime Obligations Money Market Fund	34,143	34,143
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	85,357	85,357
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	244,454	244,454
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	119,499	119,499
Merrill Lynch Premier Institutional Money Market Fund	163,379	163,379
Merrimac Cash Fund, Premium Class	332,796	332,796
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	341,426	341,426
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	137,889	137,889
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	341,426	341,426
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	170,713	170,713
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	69,031	69,031
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	17,071	17,071
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	68,285	68,285

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	$241,413	$241,413
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	68,285	68,285
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	94,240	94,240
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	57,856	57,856
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	123,650	123,650
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	86,355	86,355
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	158,430	158,430
		8,075,060
Repurchase Agreement - 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	82,091	82,091
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		8,157,151
TOTAL INVESTMENTS - 114.3% (Cost $60,797,308)(e)		64,338,227
Other Assets/ (Liabilities) - (14.3%)		(8,047,505)
NET ASSETS - 100.0%		$56,290,722

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $82,105. Collateralized by U.S. Government Agency obligation with a rate of 6.125%, maturity date of 07/25/2016, and an aggregate market value, including accrued interest, of $86,196.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.7%
Advertising - 0.0%
Harte-Hanks, Inc.	200	$5,700
Lamar Advertising Co.(a)	400	14,952
Omnicom Group, Inc.(b)	700	58,030
		78,682
Aerospace & Defense - 2.8%
Boeing Co.	6,000	357,120
General Dynamics Corp.	5,300	556,765
Goodrich Corp.	3,800	153,140
Honeywell International, Inc.	27,100	969,096
Lockheed Martin Corp.	11,600	707,020
Northrop Grumman Corp.	11,400	625,176
Raytheon Co.	14,300	537,823
United Defense Industries, Inc.	2,000	147,960
United Technologies Corp.	12,300	1,251,156
		5,305,256
Apparel, Textiles & Shoes - 0.6%
American Eagle Outfitters, Inc.	10,300	270,066
Jones Apparel Group, Inc.	4,100	124,845
Limited Brands	7,100	153,999
Liz Claiborne, Inc.	3,400	120,462
Nordstrom, Inc.	1,200	60,996
Reebok International Limited	1,400	56,854
VF Corp.	5,400	305,586
		1,092,808
Automotive & Parts - 0.6%
American Axle & Manufacturing Holdings, Inc.(b)	1,300	25,948
Autoliv, Inc.	2,900	128,325
AutoNation, Inc.(a)	5,600	102,312
BorgWarner, Inc.	800	36,576
Ford Motor Co.	77,300	704,203
Genuine Parts Co.	4,600	197,340
		1,194,704
Banking, Savings & Loans - 15.9%
AmSouth Bancorporation(b)	15,300	402,696
Associated Banc-Corp	5,600	173,152
Astoria Financial Corp.	5,200	137,852
Bank of America Corp.	143,300	6,454,232
Bank of Hawaii Corp.	1,700	80,495
Bank of New York Co., Inc.	21,300	595,122
BB&T Corp.	10,972	430,212

	Number of Shares	Market Value
BOK Financial Corp.(a)	3,400	$142,290
Capital One Financial Corp.	2,000	141,780
City National Corp.	1,200	84,600
The Colonial BancGroup, Inc.	4,100	90,446
Comerica, Inc.	10,800	618,408
Commerce Bancshares, Inc.	1,100	53,009
Compass Bancshares, Inc.	3,900	167,778
Cullen/Frost Bankers, Inc.	900	38,988
Fifth Third Bancorp(b)	100	4,350
First Horizon National Corp.(b)	5,300	220,109
FirstMerit Corp.	4,500	110,385
Freddie Mac	19,800	1,218,096
Fulton Financial Corp.	2,320	48,372
Golden West Financial Corp.(b)	5,000	311,650
Hibernia Corp. Cl. A	4,700	146,781
Hudson United Bancorp	1,200	41,112
Independence Community Bank Corp.	2,600	92,768
International Bancshares Corp.	1,000	35,950
JPMorgan Chase & Co.	83,648	2,968,667
KeyCorp	24,700	819,052
M&T Bank Corp.	2,200	227,590
Marshall and Ilsley Corp.	6,800	289,952
Mellon Financial Corp.	9,100	251,979
National City Corp.	18,762	637,157
New York Community Bancorp, Inc.	4,900	86,730
North Fork Bancorporation, Inc.	10,650	299,797
Northern Trust Corp.	4,100	184,623
Peoples Bank Bridgeport	1,300	53,989
Popular, Inc.	11,500	266,110
Providian Financial Corp.(a)	13,800	230,046
Regions Financial Corp.	13,767	461,057
Sky Financial Group, Inc.	100	2,610
The South Financial Group, Inc.	100	2,639
Sovereign Bancorp, Inc.	10,200	209,814
State Street Corp.	5,300	245,019
Student Loan Corp.	100	19,375
SunTrust Banks, Inc.(b)	9,799	713,661
Synovus Financial Corp.(b)	100	2,803
TCF Financial Corp.	500	12,645
TD Banknorth, Inc.(a) (b)	2,747	84,608
U.S. Bancorp	54,600	1,523,340
UnionBanCal Corp.	2,400	147,744
Valley National Bancorp	110	2,727

	Number of Shares	Market Value
Wachovia Corp.	49,033	$2,509,509
Washington Federal, Inc.	4,934	109,979
Washington Mutual, Inc.	48,400	1,999,888
Webster Financial Corp.	1,500	68,175
Wells Fargo & Co.	51,500	3,086,910
Westcorp	500	22,370
Whitney Holding Corp.	1,300	58,851
Wilmington Trust Corp.	3,000	106,050
Zions Bancorp	2,900	203,087
		29,749,186
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	200	9,374
Brown-Forman Corp. Class B	500	27,750
The Coca-Cola Co.	4,300	186,792
Coca-Cola Enterprises, Inc.	4,500	91,350
Constellation Brands, Inc.(a) (b)	2,800	147,588
Molson Coors Brewing Co. Class B(b)	4,200	259,350
The Pepsi Bottling Group, Inc.	500	14,335
PepsiAmericas, Inc.	12,500	308,625
PepsiCo, Inc.	300	16,692
		1,061,856
Broadcasting, Publishing & Printing - 2.5%
Belo Corp. Cl. A	1,500	35,145
Citadel Broadcasting Corp.(a) (b)	700	8,799
Comcast Corp. Class A(a)	40,300	1,294,033
Gannett Co., Inc.(b)	9,200	708,400
Hearst-Argyle Television, Inc.	1,200	30,120
Knight Ridder, Inc.	200	12,940
Lee Enterprises, Inc.	1,400	58,114
Liberty Media International, Inc. Cl. A(a)	1,500	62,205
McClatchy Co. Cl. A	500	35,350
Media General, Inc. Cl. A	400	24,512
Time Warner, Inc.(a)	121,000	2,034,010
Tribune Co.	700	27,020
Viacom, Inc. Class B	9,100	315,042
		4,645,690
Building Materials & Construction - 0.4%
Florida Rock Industries, Inc.	750	43,560
Lafarge North America, Inc.	1,500	83,265
Louisiana-Pacific Corp.(b)	4,400	108,240
Martin Marietta Materials, Inc.	2,300	126,477

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Masco Corp.(b)	13,700	$431,413
Vulcan Materials Co.	200	10,608
		803,563
Chemicals - 2.8%
Air Products & Chemicals, Inc.	700	41,111
Ashland, Inc.	2,100	141,204
Cabot Corp.	100	3,055
Dow Chemical Co.	27,600	1,267,668
Du Pont (E.I.) de Nemours & Co.	31,400	1,479,254
Eastman Chemical Co.	2,600	140,400
Engelhard Corp.	2,300	70,449
International Flavors & Fragrances, Inc.	500	18,950
The Lubrizol Corp.	2,000	77,540
Lyondell Chemical Co.	6,100	153,049
Monsanto Co.	15,500	908,610
PPG Industries, Inc.	5,400	364,770
Praxair, Inc.	4,400	206,052
Rohm & Haas Co.	5,100	222,666
The Scotts Miracle-Gro Co.(a)	600	43,440
The Valspar Corp.	100	4,133
		5,142,351
Commercial Services - 0.8%
The Brink's Co.	100	3,226
Cendant Corp.	28,100	559,471
Donnelley (R.R.) & Sons Co.	4,800	157,968
Equifax, Inc.	7,600	255,740
Laureate Education, Inc.(a)	200	8,884
Manpower, Inc.	100	3,855
PerkinElmer, Inc.	14,800	273,800
Rent-A-Center, Inc.(a)	700	16,828
Republic Services, Inc.	3,800	131,480
Ryder System, Inc.	1,100	40,623
Service Corp. International	7,300	51,392
Servicemaster Co.	3,800	48,754
Waste Management, Inc.	200	5,698
		1,557,719
Communications - 1.8%
American Tower Corp. Cl. A(a) (b)	6,700	115,441
Citizens Communications Co.(b)	6,300	80,325
Crown Castle International Corp.(a)	2,900	46,777
Harris Corp.	1,400	39,480

	Number of Shares	Market Value
L-3 Communications Holdings, Inc.(b)	1,400	$99,358
SBC Communications, Inc.(b)	103,400	2,460,920
Scientific-Atlanta, Inc.	4,400	134,552
Sirius Satellite Radio, Inc.(a) (b)	59,700	284,172
Tellabs, Inc.(a)	9,800	76,048
		3,337,073
Computer Integrated Systems Design - 0.4%
Cadence Design Systems, Inc.(a)	4,200	58,800
Computer Sciences Corp.(a)	5,100	221,748
Reynolds & Reynolds, Inc. Cl. A	200	5,274
Sun Microsystems, Inc.(a)	122,400	444,312
		730,134
Computer Programming Services - 0.1%
VeriSign, Inc.(a)	7,000	185,220
Computer Related Services - 0.1%
Checkfree Corp.(a) (b)	5,000	183,400
Ingram Micro, Inc. Cl. A(a)	3,300	54,978
		238,378
Computers & Information - 1.5%
Apple Computer, Inc.(a)	22,200	800,532
Comverse Technology, Inc.(a)	2,700	61,533
EMC Corp.(a)	15,100	198,112
International Business Machines Corp.	17,700	1,351,926
Storage Technology Corp.(a)	3,100	86,180
Tech Data Corp.(a)	1,800	65,754
Western Digital Corp.(a) (b)	23,400	296,946
		2,860,983
Computers & Office Equipment - 1.0%
Hewlett-Packard Co.	52,100	1,066,487
Pitney Bowes, Inc.	3,200	143,104
Xerox Corp.(a)	43,000	569,750
		1,779,341
Containers - 0.2%
Ball Corp.	1,800	71,100
Bemis Co., Inc.	100	2,756
Owens-Illinois, Inc.(a)	3,400	83,368
Pactiv Corp.(a)	1,700	36,448
Sealed Air Corp.(a)	500	24,220
Temple-Inland, Inc.	3,600	121,500
		339,392

	Number of Shares	Market Value
Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	100	$4,979
The Gillette Co.	200	10,328
Kimberly-Clark Corp.	9,100	568,295
Procter & Gamble Co. (The)(b)	7,200	389,880
		973,482
Data Processing & Preparation - 0.3%
Affiliated Computer Services, Inc. Class A(a)	1,100	52,437
Automatic Data Processing, Inc.	2,500	108,600
Deluxe Corp.	2,200	87,846
NCR Corp.(a)	8,600	283,800
		532,683
Electric Utilities - 6.5%
Allegheny Energy, Inc.(a) (b)	100	2,444
Allete, Inc.	900	37,503
Alliant Energy Corp.	2,000	52,680
Ameren Corp.	5,900	305,030
American Electric Power Co.	2,900	102,138
CenterPoint Energy, Inc.	10,300	121,952
Cinergy Corp.	5,700	225,720
Consolidated Edison, Inc.	6,700	289,976
Constellation Energy Group, Inc.	4,400	231,264
Dominion Resources, Inc.(b)	10,200	769,080
DPL, Inc.	4,800	122,112
DTE Energy Co.	4,700	215,965
Duke Energy Corp.	40,200	1,173,438
Edison International	19,300	700,590
Energy East Corp.	4,500	117,090
Entergy Corp.	4,300	315,190
Exelon Corp.	19,800	980,100
FirstEnergy Corp.	9,900	430,848
FPL Group, Inc.(b)	11,100	453,102
Great Plains Energy, Inc.	2,200	67,276
Hawaiian Electric Industries, Inc.	1,300	32,890
MDU Resources Group, Inc.	3,200	86,496
NiSource, Inc.	7,200	167,328
Northeast Utilities	3,300	60,423
NRG Energy, Inc.(a)	7,300	227,030
NSTAR	1,600	86,624
OGE Energy Corp.	2,400	66,240
Pepco Holdings, Inc.	5,400	117,018
PG&E Corp.(b)	17,200	597,184
Pinnacle West Capital Corp.	2,800	117,320
PPL Corp.	7,300	396,098
Progress Energy, Inc.(b)	6,800	285,532

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Public Service Enterprise Group, Inc.	6,300	$366,030
Puget Energy, Inc.	1,800	38,592
SCANA Corp.	3,100	120,404
Southern Co.	22,100	728,195
Teco Energy, Inc.	17,100	284,031
TXU Corp.	13,900	1,192,481
Westar Energy, Inc.	4,900	112,210
Wisconsin Energy Corp.	3,600	126,936
WPS Resources Corp.	4,800	253,104
		12,175,664
Electrical Equipment & Electronics - 6.0%
Ametek, Inc.	7,200	272,664
Emerson Electric Co.	10,800	676,836
Energizer Holdings, Inc.(a) (b)	2,100	119,637
Freescale Semiconductor, Inc. Class B(a)	7,900	148,994
General Electric Co.	268,100	9,705,220
Hubbell, Inc. Cl. B	100	4,345
LSI Logic Corp.(a)	7,300	39,128
Rockwell Automation, Inc.	3,300	152,559
Teleflex, Inc.(b)	1,200	64,164
		11,183,547
Energy - 15.6%
Amerada Hess Corp.(b)	4,400	412,060
Anadarko Petroleum Corp.	7,500	547,800
Apache Corp.	9,400	529,126
Burlington Resources, Inc.	13,900	675,679
Chesapeake Energy Corp.	7,600	146,224
ChevronTexaco Corp.	78,100	4,061,200
ConocoPhillips	19,900	2,086,515
Devon Energy Corp.	26,600	1,201,522
Diamond Offshore Drilling, Inc.	2,500	110,275
El Paso Corp.	19,500	194,805
Ensco International, Inc.	1,200	39,120
EOG Resources, Inc.	500	23,775
Equitable Resources, Inc.	1,700	97,988
Exxon Mobil Corp.	202,600	11,554,278
Kerr-McGee Corp.(b)	6,700	519,920
KeySpan Corp.	4,400	166,892
Kinder Morgan, Inc.	2,500	191,150
Marathon Oil Corp.	10,000	465,700
Murphy Oil Corp.	400	35,636
National Fuel Gas Co.	3,800	103,474
National Oilwell Varco, Inc.(a)	2,759	109,643
Newfield Exploration Co.(a)	1,000	71,030
Noble Energy, Inc.(b)	1,800	115,416
Occidental Petroleum Corp.	23,700	1,635,300
Oneok, Inc.	3,900	112,554
Peabody Energy Corp.	3,800	166,326

	Number of Shares	Market Value
Pioneer Natural Resources Co.(b)	5,300	$215,498
Premcor, Inc.	1,700	112,455
Pride International, Inc.(a)	10,700	238,610
Questar Corp.	2,200	128,480
Rowan Companies, Inc.	4,100	108,773
Sempra Energy(b)	10,500	423,990
Sunoco, Inc.	3,700	367,262
Tidewater, Inc.	1,000	34,470
UGI Corp.	2,200	110,506
Unocal Corp.	11,000	600,050
Valero Energy Corp.	10,400	712,712
Vectren Corp.	2,300	62,123
The Williams Companies, Inc.	26,400	449,328
Xcel Energy, Inc.(b)	7,500	128,850
		29,066,515
Entertainment & Leisure - 1.1%
Caesars Entertainment, Inc.(a)	11,700	233,415
Harrah's Entertainment, Inc.(b)	1,200	78,744
The Walt Disney Co.	68,400	1,805,760
		2,117,919
Financial Services - 10.9%
AG Edwards, Inc.	2,900	115,159
Allied Capital Corp.(b)	4,000	110,000
AMB Property Corp.	2,000	77,980
American Capital Strategies Limited(b)	1,700	54,366
AmeriCredit Corp.(a) (b)	7,100	166,140
Annaly Mortgage Management, Inc. REIT(b)	5,000	95,600
Apartment Investment & Management Co. Cl. A	2,200	83,864
Archstone-Smith Trust	8,400	302,148
Arden Realty, Inc.	100	3,569
AvalonBay Communities, Inc.(b)	2,700	194,400
Bear Stearns Companies, Inc.	4,800	454,368
Boston Properties, Inc. REIT	300	19,941
BRE Properties, Inc. Cl. A	200	7,444
CBL & Associates Properties, Inc. REIT(b)	6,100	471,957
Centerpoint Properties Corp.	1,200	49,452
CIT Group, Inc.	9,300	374,604
Citigroup, Inc.	161,300	7,574,648
Countrywide Financial Corp.	23,700	857,703
Developers Diversified Realty Corporation REIT	400	16,976

	Number of Shares	Market Value
Duke Realty Corporation REIT	400	$12,240
Federal Realty Investment Trust REIT	300	16,050
Friedman Billings Ramsey Group, Inc. Cl. A(b)	2,600	31,434
General Growth Properties, Inc. REIT(b)	1,100	43,021
The Goldman Sachs Group, Inc.	11,100	1,185,369
Health Care Property Investors, Inc.(b)	700	17,948
Hospitalities Properties Trust	1,500	62,670
HRPT Properties Trust	7,600	89,300
Huntington Bancshares, Inc.(b)	6,900	162,219
IndyMac Bancorp, Inc.	8,500	327,080
iStar Financial, Inc.	4,300	171,312
Jefferies Group, Inc.(b)	1,500	54,300
Kimco Realty Corp.	3,800	210,482
Lehman Brothers Holdings, Inc.	11,100	1,018,092
Liberty Property Trust REIT	2,900	115,507
The Macerich Co. REIT	2,100	126,630
Mack-Cali Realty Corp.	3,400	149,566
MBNA Corp.	9,400	185,650
Mercantile Bankshares Corp.	3,400	172,754
Merrill Lynch & Co., Inc.	30,500	1,644,865
Morgan Stanley	31,900	1,678,578
New Plan Excel Realty Trust	3,900	100,659
Pan Pacific Retail Properties, Inc. REIT	100	6,042
PNC Financial Services Group, Inc.	8,600	457,778
ProLogis Trust REIT	700	27,713
Public Storage, Inc.	3,200	187,840
Raymond James Financial, Inc.	1,600	43,152
Reckson Associates Realty Corp.	100	3,225
Regency Centers Corp.(b)	1,000	52,650
Simon Property Group, Inc. REIT	1,000	66,070
SL Green Realty Corp.	1,400	85,400
Thornburg Mortgage, Inc. REIT(b)	11,500	344,540
Trizec Properties, Inc. REIT	3,500	69,965
United Dominion Realty Trust, Inc.(b)	700	15,505
Ventas, Inc.	1,400	37,772
Vornado Realty Trust REIT	4,300	328,735
		20,332,432

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Foods - 1.7%
Archer-Daniels- Midland Co.(b)	32,700	$588,273
Campbell Soup Co.	200	5,948
ConAgra Foods, Inc.	5,300	141,775
Dean Foods Co.(a)	200	6,872
Del Monte Foods Co.(a)	5,600	58,408
General Mills, Inc.	9,300	459,420
Heinz (H. J.) Co.	3,300	121,605
The Hershey Co.	800	51,120
Hormel Foods Corp.	2,300	71,622
The J.M. Smucker Co.	300	14,886
Kellogg Co.	3,300	148,335
Kraft Foods, Inc. Cl. A(b)	1,300	42,133
The Kroger Co.(a)	15,300	241,281
Pilgrim's Pride Corp.(b)	8,300	299,547
Safeway, Inc.(a)	14,200	302,318
Sara Lee Corp.	12,700	271,653
Smithfield Foods, Inc.(a)	2,800	84,728
SuperValu, Inc.(b)	6,500	205,140
Tyson Foods, Inc. Cl. A	6,900	116,541
		3,231,605
Forest Products & Paper - 0.6%
Georgia-Pacific Corp.	11,200	383,824
MeadWestvaco Corp.	6,600	194,370
Plum Creek Timber Co., Inc.	7,800	269,412
Rayonier, Inc. REIT	1,150	57,799
Sonoco Products Co.	3,300	89,397
Weyerhaeuser Co.	400	27,444
		1,022,246
Healthcare - 0.8%
HCA, Inc.	13,700	765,008
Health Net, Inc.(a) (b)	3,500	119,105
Humana, Inc.(a) (b)	5,000	173,250
Laboratory Corp. of America Holdings(a)	6,000	297,000
Pacificare Health Systems(a)	1,800	107,568
		1,461,931
Home Construction, Furnishings & Appliances - 0.7%
Centex Corp.	2,600	150,072
D.R. Horton, Inc.	4,833	147,406
Hillenbrand Industries, Inc.	100	5,522
KB Home	2,400	136,800
Leggett & Platt, Inc.	100	2,696
Lennar Corp.	4,700	241,909
MDC Holdings, Inc.	620	40,536
Mohawk Industries, Inc.(a) (b)	100	7,781
Pulte Homes, Inc.	2,000	142,900
The Ryland Group, Inc.	2,600	159,640

	Number of Shares	Market Value
Standard-Pacific Corp.	1,700	$121,737
Steelcase, Inc.	1,600	21,024
Toll Brothers, Inc.(a) (b)	900	68,220
		1,246,243
Household Products - 0.4%
Black & Decker Corp.	400	33,452
The Clorox Co.(b)	4,900	310,170
Newell Rubbermaid, Inc.(b)	100	2,173
RPM, Inc.	2,200	37,950
Sherwin-Williams Co.	3,500	155,995
Snap-On, Inc.	1,200	39,804
The Stanley Works	2,300	98,969
		678,513
Industrial – Distribution - 0.1%
Grainger (W.W.), Inc.	2,800	154,812
Industrial – Diversified - 0.2%
Eaton Corp.	100	5,870
Harsco Corp.	900	48,285
Illinois Tool Works, Inc.	500	41,910
ITT Industries, Inc.	100	9,046
Textron, Inc.	3,800	286,330
		391,441
Insurance - 6.6%
Aetna, Inc.	8,000	586,960
AFLAC, Inc.(b)	100	4,065
Alleghany Corp.(a)	204	55,080
Allmerica Financial Corp.(a)	1,500	50,355
Allstate Corp.	22,000	1,235,520
Ambac Financial Group, Inc.	1,500	100,275
American Financial Group, Inc.	700	21,763
American International Group, Inc.	5,400	274,590
American National Insurance Co.	300	30,780
Aon Corp.	9,900	206,415
Assurant, Inc.	2,500	82,725
Berkley (W.R.) Corp.	4,200	136,500
Chubb Corp.(b)	11,200	915,936
Cigna Corp.	6,500	597,870
Cincinnati Financial Corp.	640	25,754
Erie Indemnity Co. Cl. A	800	41,104
Fidelity National Financial, Inc.	4,600	147,706
First American Corp.	2,300	82,340
Fremont General Corp.(b)	600	13,014
Genworth Financial, Inc. Cl. A	8,700	243,165
The Hartford Financial Services Group, Inc.	12,900	933,573

	Number of Shares	Market Value
HCC Insurance Holdings, Inc.	1,600	$56,912
Jefferson-Pilot Corp.	4,400	220,924
Leucadia National Corp.(b)	150	5,217
Lincoln National Corp.	5,400	242,838
Loews Corp.	8,700	616,656
MBIA, Inc.(b)	4,200	219,996
Mercury General Corp.	800	42,288
Metlife, Inc.	12,700	494,030
MGIC Investment Corp.	4,300	253,700
Nationwide Financial Services, Inc. Cl. A	3,300	116,919
Odyssey Re Holdings Corp.(b)	400	9,096
Old Republic International Corp.	5,650	133,340
The PMI Group, Inc.	2,700	94,932
Principal Financial Group, Inc.	10,400	406,432
Progressive Corp.	5,200	474,604
Protective Life Corp.	3,200	122,368
Prudential Financial, Inc.	14,300	817,245
Radian Group, Inc.	2,600	115,518
Reinsurance Group of America, Inc.	900	40,248
Safeco Corp.	5,600	294,952
St. Paul Travelers Companies	12,722	455,448
StanCorp Financial Group, Inc.	1,400	107,128
Torchmark Corp.	3,200	170,976
Unitrin, Inc.	6,700	304,850
UnumProvident Corp.	16,900	282,568
WellChoice, Inc.(a)	500	28,100
WellPoint, Inc.(a)	2,755	351,951
		12,264,726
Lodging - 0.5%
Hilton Hotels Corp.	14,700	320,901
Marriott International, Inc. Cl. A	2,100	131,775
MGM Mirage(a) (b)	2,300	160,563
Starwood Hotels & Resorts Worldwide, Inc.	6,700	364,078
		977,317
Machinery & Components - 0.2%
Cooper Cameron Corp.(a)	1,800	98,892
Cummins, Inc.(b)	1,900	129,200
Parker-Hannifin Corp.	3,700	221,778
Roper Industries, Inc.	100	6,767
		456,637

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Manufacturing - 0.1%
Pentair, Inc.	4,300	$171,054
Medical Supplies - 0.2%
Applera Corp. - Applied Biosystems Group	9,100	192,920
Bausch & Lomb, Inc.(b)	700	52,500
Dade Behring Holdings, Inc.(a)	200	12,334
Mettler-Toledo International, Inc.(a)	700	32,095
Thermo Electron Corp.(a)	2,500	62,450
		352,299
Metals & Mining - 0.8%
Consol Energy, Inc.(b)	900	38,916
Crane Co.	1,700	43,520
Newmont Mining Corp.(b)	500	18,985
Nucor Corp.	4,600	235,060
Phelps Dodge Corp.(b)	6,600	566,610
Precision Castparts Corp.	1,500	110,490
Southern Peru Copper Corp.(b)	3,800	194,332
United States Steel Corp.	6,500	277,940
		1,485,853
Oil & Gas - 0.0%
AGL Resources, Inc.	2,000	69,200
Pharmaceuticals - 2.5%
AmerisourceBergen Corp.(b)	3,500	214,480
Bristol-Myers Squibb Co.	29,000	754,000
Hospira, Inc.(a)	9,000	301,950
Invitrogen Corp.(a)	900	65,943
King Pharmaceuticals, Inc.(a)	8,100	64,800
McKesson Corp.	8,600	318,200
Medco Health Solutions, Inc.(a)	5,000	254,850
Merck & Co., Inc.	52,100	1,766,190
Sigma-Aldrich Corp.	1,600	93,488
Watson Pharmaceutical, Inc.(a)	1,500	45,000
Wyeth	19,400	871,836
		4,750,737
Photography Equipment/Supplies - 0.2%
Eastman Kodak Co.(b)	13,800	345,000
Prepackaged Software - 0.8%
BMC Software, Inc.(a)	6,800	110,160
Compuware Corp.(a)	9,900	58,905
Fair Isaac Corp.	4,200	138,096
McAfee, Inc.(a)	10,800	225,828
Microsoft Corp.	18,900	478,170
Oracle Corp.(a) (b)	18,400	212,704

	Number of Shares	Market Value
SunGard Data Systems, Inc.(a)	3,800	$126,920
Sybase, Inc.(a) (b)	11,800	223,374
		1,574,157
Real Estate - 0.6%
Equity Office Properties Trust	17,100	538,137
Equity Residential	15,800	542,730
Host Marriott Corp.(b)	400	6,728
		1,087,595
Restaurants - 0.8%
Darden Restaurants, Inc.	9,400	282,000
McDonald's Corp.	42,800	1,254,468
Wendy's International, Inc.(b)	200	8,586
		1,545,054
Retail - 1.4%
Barnes & Noble, Inc.(a)	7,500	267,000
BJ's Wholesale Club, Inc.(a)	3,900	103,935
Borders Group, Inc.	2,400	58,056
Circuit City Stores, Inc.	16,100	254,380
Costco Wholesale Corp.	14,700	596,526
Dillards, Inc. Class A	10,600	246,662
Federated Department Stores, Inc.(b)	10,400	598,000
Neiman Marcus Group, Inc. Cl. A	100	9,832
Sears Holdings Corp.(a) (b)	3,695	499,712
		2,634,103
Retail – Grocery - 0.2%
Albertson's, Inc.(b)	16,800	332,472
Telephone Utilities - 3.3%
Alltel Corp.(b)	9,800	558,208
AT&T Corp.	46,900	897,197
BellSouth Corp.	37,100	982,779
CenturyTel, Inc.	6,400	196,416
Qwest Communications International, Inc.(a)	26,400	90,288
Sprint Corp. (FON Group)(b)	36,800	819,168
Telephone & Data Systems, Inc.(b)	100	7,719
Verizon Communications, Inc.(b)	65,300	2,337,740
West Corp.(a)	9,200	297,988
		6,187,503
Tobacco - 2.6%
Altria Group, Inc.	64,600	4,198,354

	Number of Shares	Market Value
Loews Corp. - Carolina Group	10,500	$330,750
Reynolds American, Inc.(b)	4,800	374,256
UST, Inc.	500	22,900
		4,926,260
Toys, Games - 0.0%
Hasbro, Inc.	100	1,892
Mattel, Inc.	200	3,610
		5,502
Transportation - 1.3%
Burlington Northern Santa Fe Corp.	17,900	863,675
CNF, Inc.	5,900	252,225
CSX Corp.	3,300	132,429
FedEx Corp.	2,300	195,385
Norfolk Southern Corp.	9,900	310,860
Union Pacific Corp.	6,500	415,545
Yellow Roadway Corp.(a) (b)	4,200	205,800
		2,375,919
Travel - 0.1%
Sabre Holdings Corp.(b)	4,900	95,844
Water Companies - 0.0%
Aqua America, Inc.	300	7,998
TOTAL EQUITIES (Cost $170,956,937)		186,316,599
	Principal Amount
SHORT-TERM INVESTMENTS - 11.3%
Cash Equivalents(c)
American Beacon Money Market Fund	316,978	316,978
Bank of America Bank Note 2.770% 06/01/2005	$579,984	579,984
Bank of America Bank Note 2.770% 07/18/2005	312,299	312,299
Bank of America Bank Note 2.800% 06/09/2005	312,299	312,299
Bank of America Bank Note 2.820% 05/16/2005	446,142	446,142
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	411,176	411,176

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	$424,074	$424,074
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	178,457	178,457
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	446,142	446,142
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	446,142	446,142
BGI Institutional Money Market Fund	1,774,103	1,774,103
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	312,299	312,299
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	89,228	89,228
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	223,071	223,071
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	221,498	221,498
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	892,283	892,283
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	178,457	178,457
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	892,283	892,283
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	267,685	267,685
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	371,204	371,204
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	252,350	252,350
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	623,603	623,603
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	356,913	356,913
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	446,142	446,142

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	$312,299	$312,299
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	314,904	314,904
Freddie Mac Discount Note 2.730% 05/02/2005	229,649	229,649
Freddie Mac Discount Note 2.740% 05/03/2005	671,715	671,715
General Electric Capital Corp. 2.910% 05/23/2005	223,071	223,071
General Electric Capital Corp. 2.940% 06/03/2005	620,117	620,117
General Electric Capital Corp. 2.970% 06/10/2005	232,363	232,363
Goldman Sachs Financial Square Prime Obligations Money Market Fund	89,228	89,228
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	223,071	223,071
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	638,857	638,857
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	312,299	312,299
Merrill Lynch Premier Institutional Money Market Fund	426,974	426,974
Merrimac Cash Fund, Premium Class	869,730	869,730
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	892,283	892,283
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	360,358	360,358
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	892,283	892,283
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	446,142	446,142
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	180,406	180,406
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	44,614	44,614

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	$178,457	$178,457
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	630,909	630,909
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	178,457	178,457
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	246,286	246,286
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	151,200	151,200
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	323,146	323,146
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	225,680	225,680
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	414,041	414,041
		21,103,351
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		21,103,351
TOTAL INVESTMENTS - 111.0% (Cost $192,060,288)(d)		207,419,950
Other Assets/ (Liabilities) - (11.0%)		(20,483,245)
NET ASSETS - 100.0%		$186,936,705

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 100.0%
Advertising - 0.1%
Monster Worldwide, Inc.(a)	100	$2,301
Omnicom Group, Inc.(b)	400	33,160
		35,461
Aerospace & Defense - 2.8%
Boeing Co.	5,200	309,504
General Dynamics Corp.	700	73,535
Goodrich Corp.	400	16,120
Honeywell International, Inc.	2,900	103,704
Lockheed Martin Corp.	1,300	79,235
Northrop Grumman Corp.	1,200	65,808
Raytheon Co.	1,600	60,176
Rockwell Collins, Inc.	600	27,528
United Technologies Corp.	1,700	172,924
		908,534
Apparel, Textiles & Shoes - 1.0%
Coach, Inc.(a)	1,200	32,160
Gap (The), Inc.	3,300	70,455
Jones Apparel Group, Inc.	400	12,180
Limited Brands	1,100	23,859
Liz Claiborne, Inc.	300	10,629
Nike, Inc. Class B	800	61,448
Nordstrom, Inc.	500	25,415
Reebok International Limited	100	4,061
VF Corp.	1,600	90,544
		330,751
Automotive & Parts - 0.4%
AutoNation, Inc.(a)	1,000	18,270
Ford Motor Co.	7,500	68,325
General Motors Corp.	100	2,668
Genuine Parts Co.	600	25,740
The Goodyear Tire & Rubber Co.(a)	500	5,935
		120,938
Banking, Savings & Loans - 8.8%
AmSouth Bancorporation(b)	1,700	44,744
Bank of America Corp.	12,700	572,008
Bank of New York Co., Inc.	2,100	58,674
BB&T Corp.	900	35,289
Capital One Financial Corp.	1,200	85,068
Comerica, Inc.	1,200	68,712
Compass Bancshares, Inc.	600	25,812
Fannie Mae	2,500	134,875
First Horizon National Corp.(b)	400	16,612
Freddie Mac	1,800	110,736

	Number of Shares	Market Value
Golden West Financial Corp.(b)	800	$49,864
JPMorgan Chase & Co.	7,100	251,979
KeyCorp	2,100	69,636
M&T Bank Corp.	300	31,035
Marshall and Ilsley Corp.	600	25,584
Mellon Financial Corp.	1,300	35,997
National City Corp.	1,500	50,940
North Fork Bancorporation, Inc.	1,250	35,187
Northern Trust Corp.	500	22,500
Providian Financial Corp.(a)	4,100	68,347
Regions Financial Corp.	1,093	36,605
SLM Corp.	700	33,348
Sovereign Bancorp, Inc.	1,000	20,570
State Street Corp.	1,100	50,853
SunTrust Banks, Inc.(b)	900	65,547
Synovus Financial Corp.(b)	600	16,818
U.S. Bancorp	4,800	133,920
Wachovia Corp.	4,101	209,889
Washington Mutual, Inc.	4,250	175,610
Wells Fargo & Co.	4,500	269,730
Zions Bancorp	300	21,009
		2,827,498
Beverages - 1.4%
Brown-Forman Corp. Class B	300	16,650
The Coca-Cola Co.	5,300	230,232
Molson Coors Brewing Co. Class B(b)	500	30,875
The Pepsi Bottling Group, Inc.	900	25,803
PepsiCo, Inc.	2,800	155,792
		459,352
Broadcasting, Publishing & Printing - 2.1%
Clear Channel Communications, Inc.	100	3,194
Comcast Corp. Class A(a)	2,200	70,642
Dow Jones & Co., Inc.	300	10,032
Gannett Co., Inc.(b)	1,100	84,700
Knight Ridder, Inc.	200	12,940
McGraw-Hill Companies, Inc. (The)	500	43,540
Meredith Corp.	300	14,100
Time Warner, Inc.(a)	17,500	294,175
Univision Communications, Inc. Class A(a) (b)	100	2,629
Viacom, Inc. Class B	4,000	138,480
		674,432

	Number of Shares	Market Value
Building Materials & Construction - 0.2%
Louisiana-Pacific Corp.(b)	400	$9,840
Masco Corp.(b)	1,500	47,235
		57,075
Chemicals - 1.7%
Ashland, Inc.	200	13,448
Dow Chemical Co.	2,900	133,197
Du Pont (E.I.) de Nemours & Co.	3,000	141,330
Eastman Chemical Co.	600	32,400
International Flavors & Fragrances, Inc.	400	15,160
Monsanto Co.	2,300	134,826
PPG Industries, Inc.	1,000	67,550
Rohm & Haas Co.	500	21,830
		559,741
Commercial Services - 1.4%
Apollo Group, Inc. Class A(a)	100	7,212
Block (H&R), Inc.	800	39,848
Cendant Corp.	4,100	81,631
Donnelley (R.R.) & Sons Co.	500	16,455
Equifax, Inc.	2,000	67,300
Moody's Corp.(b)	400	32,856
Paychex, Inc.	900	27,540
PerkinElmer, Inc.	6,500	120,250
Quest Diagnostics	300	31,740
Robert Half International, Inc.(b)	300	7,446
Ryder System, Inc.	900	33,237
		465,515
Communications - 1.5%
Avaya, Inc.(a)	1,700	14,756
Citizens Communications Co.(b)	1,200	15,300
L-3 Communications Holdings, Inc.(b)	300	21,291
Lucent Technologies, Inc.(a) (b)	900	2,187
Network Appliance, Inc.(a)	2,500	66,575
Nextel Communications, Inc. Class A(a)	200	5,598
Qualcomm, Inc.	1,200	41,868
SBC Communications, Inc.(b)	12,200	290,360
Scientific-Atlanta, Inc.	500	15,290
Tellabs, Inc.(a)	1,500	11,640
		484,865

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Communications Equipment - 0.4%
Motorola, Inc.	8,800	$134,992
Computer Integrated Systems Design - 0.4%
Autodesk, Inc.	2,200	70,026
Computer Sciences Corp.(a)	500	21,740
Parametric Technology Corp.(a)	921	4,900
Sun Microsystems, Inc.(a)	12,100	43,923
		140,589
Computer Programming Services - 0.1%
Mercury Interactive Corp.(a)	500	20,665
Computers & Information - 4.6%
Apple Computer, Inc.(a) (b)	7,000	252,420
Cisco Systems, Inc.(a)	14,000	241,920
Comverse Technology, Inc.(a)	500	11,395
Dell, Inc.(a)	12,100	421,443
EMC Corp.(a)	8,000	104,960
International Business Machines Corp.	5,400	412,452
International Game Technology	100	2,689
Jabil Circuit, Inc.(a) (b)	300	8,280
Lexmark International, Inc.(a)	400	27,780
Solectron Corp.(a)	100	330
Symbol Technologies, Inc.	100	1,337
		1,485,006
Computers & Office Equipment - 0.8%
Electronic Data Systems Corp.(b)	100	1,935
Hewlett-Packard Co.	6,400	131,008
Pitney Bowes, Inc.	700	31,304
Xerox Corp.(a)	6,400	84,800
		249,047
Containers - 0.2%
Ball Corp.	400	15,800
Bemis Co., Inc.	300	8,268
Pactiv Corp.(a)	500	10,720
Sealed Air Corp.(a)	400	19,376
Temple-Inland, Inc.	400	13,500
		67,664
Cosmetics & Personal Care - 2.5%
The Gillette Co.	2,400	123,936
Kimberly-Clark Corp.	1,900	118,655
Procter & Gamble Co. (The)(b)	10,300	557,745
		800,336

	Number of Shares	Market Value
Data Processing & Preparation - 0.7%
Affiliated Computer Services, Inc. Class A(a)	400	$19,068
Automatic Data Processing, Inc.	1,900	82,536
Fiserv, Inc.(a)	500	21,150
IMS Health, Inc.	700	16,786
NCR Corp.(a)	2,200	72,600
		212,140
Electric Utilities - 3.3%
AES Corp.(a)	1,400	22,512
Allegheny Energy, Inc.(a) (b)	300	7,332
Ameren Corp.	500	25,850
American Electric Power Co.	500	17,610
CenterPoint Energy, Inc.	5,300	62,752
Cinergy Corp.	400	15,840
CMS Energy Corp.(a) (b)	500	6,460
Consolidated Edison, Inc.	600	25,968
Constellation Energy Group, Inc.	400	21,024
Dominion Resources, Inc.	700	52,780
DTE Energy Co.	700	32,165
Duke Energy Corp.	5,300	154,707
Edison International	1,800	65,340
Entergy Corp.	300	21,990
Exelon Corp.	1,500	74,250
FirstEnergy Corp.	800	34,816
FPL Group, Inc.(b)	900	36,738
NiSource, Inc.	800	18,592
PG&E Corp.(b)	2,200	76,384
Pinnacle West Capital Corp.	200	8,380
PPL Corp.	800	43,408
Progress Energy, Inc.(b)	600	25,194
Public Service Enterprise Group, Inc.	600	34,860
Southern Co.	1,600	52,720
Teco Energy, Inc.	3,800	63,118
TXU Corp.	900	77,211
		1,078,001
Electrical Equipment & Electronics - 6.5%
Advanced Micro Devices, Inc.(a) (b)	100	1,423
Altera Corp.(a)	700	14,511
American Power Conversion Corp.	100	2,426
Analog Devices, Inc.(b)	100	3,411
Broadcom Corp. Class A(a)	100	2,991
Emerson Electric Co.	1,500	94,005
Freescale Semiconductor, Inc. Class B(a)	2,735	51,582
General Electric Co.	30,800	1,114,960

	Number of Shares	Market Value
Intel Corp.	25,900	$609,168
Kla-Tencor Corp.	600	23,412
Linear Technology Corp.	1,000	35,740
LSI Logic Corp.(a)	1,300	6,968
Maxim Integrated Products, Inc.(b)	200	7,480
Micron Technology, Inc.(a) (b)	200	1,942
National Semiconductor Corp.	1,200	22,896
Novellus Systems, Inc.	200	4,686
Nvidia Corp.(a)	500	10,970
Qlogic Corp.(a)	300	9,972
Rockwell Automation, Inc.	1,200	55,476
Texas Instruments, Inc.	1,100	27,456
Xilinx, Inc.	100	2,694
		2,104,169
Energy - 9.5%
Amerada Hess Corp.(b)	700	65,555
Anadarko Petroleum Corp.	700	51,128
Apache Corp.	800	45,032
BJ Services Co.(b)	600	29,250
Burlington Resources, Inc.	1,000	48,610
ChevronTexaco Corp.	6,200	322,400
ConocoPhillips	2,100	220,185
Devon Energy Corp.	3,900	176,163
Dynegy, Inc. Cl. A(a)	1,100	3,685
El Paso Corp.	2,700	26,973
Exxon Mobil Corp.	18,700	1,066,461
Halliburton Co.	100	4,159
Kerr-McGee Corp.(b)	500	38,800
KeySpan Corp.	400	15,172
Kinder Morgan, Inc.	600	45,876
Marathon Oil Corp.	1,100	51,227
Nabors Industries Limited(a)	400	21,548
National Oilwell Varco, Inc.(a)	600	23,844
Nicor, Inc.	800	29,576
Noble Corp.	300	15,270
Occidental Petroleum Corp.	3,100	213,900
Peoples Energy Corp.	100	3,960
Rowan Companies, Inc.	1,700	45,101
Sempra Energy(b)	1,400	56,532
Sunoco, Inc.	600	59,556
Transocean, Inc.(a)	2,400	111,288
Unocal Corp.	600	32,730
Valero Energy Corp.	1,500	102,795
The Williams Companies, Inc.	6,600	112,332
Xcel Energy, Inc.(b)	900	15,462
		3,054,570

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Entertainment & Leisure - 1.1%
Harrah's Entertainment, Inc.	400	$26,248
News Corp., Inc. Class A	300	4,584
The Walt Disney Co.	12,400	327,360
		358,192
Financial Services - 7.4%
American Express Co.	2,500	131,750
Apartment Investment & Management Co. Cl. A	200	7,624
Archstone-Smith Trust	700	25,179
Bear Stearns Companies, Inc.	800	75,728
CIT Group, Inc.	1,500	60,420
Citigroup, Inc.	17,900	840,584
Countrywide Financial Corp.	2,898	104,879
E*Trade Financial Corp.(a)	700	7,777
Federated Investors, Inc. Cl. B	300	8,535
Franklin Resources, Inc.	500	34,340
The Goldman Sachs Group, Inc.	2,200	234,938
Huntington Bancshares, Inc.	700	16,457
Lehman Brothers Holdings, Inc.	2,200	201,784
MBNA Corp.	3,600	71,100
Merrill Lynch & Co., Inc.	4,700	253,471
Morgan Stanley	5,200	273,624
PNC Financial Services Group, Inc.	700	37,261
Price (T. Rowe) Group, Inc.	100	5,517
Charles Schwab Corp. (The)(b)	200	2,070
		2,393,038
Foods - 1.4%
Archer-Daniels- Midland Co.(b)	5,300	95,347
General Mills, Inc.	1,500	74,100
Heinz (H. J.) Co.	700	25,795
The Hershey Co.	800	51,120
Kellogg Co.	1,200	53,940
Safeway, Inc.(a)	1,900	40,451
Sara Lee Corp.	3,200	68,448
SuperValu, Inc.(b)	1,100	34,716
		443,917
Forest Products & Paper - 0.4%
Georgia-Pacific Corp.	2,300	78,821
International Paper Co.	100	3,429
MeadWestvaco Corp.	700	20,615
Plum Creek Timber Co., Inc.	700	24,178
		127,043

	Number of Shares	Market Value
Healthcare - 1.4%
Caremark Rx, Inc.(a)	100	$4,005
Express Scripts, Inc.(a) (b)	600	53,784
HCA, Inc.	2,900	161,936
Humana, Inc.(a) (b)	500	17,325
Laboratory Corp. of America Holdings(a)	700	34,650
Manor Care, Inc.	200	6,670
UnitedHealth Group, Inc.	1,700	160,667
		439,037
Home Construction, Furnishings & Appliances - 0.5%
Centex Corp.	500	28,860
KB Home	200	11,400
Leggett & Platt, Inc.	400	10,784
Maytag Corp.(b)	7,800	75,582
Pulte Homes, Inc.	400	28,580
		155,206
Household Products - 0.7%
Black & Decker Corp.	400	33,452
The Clorox Co.	1,800	113,940
Corning, Inc.(a)	200	2,750
Newell Rubbermaid, Inc.(b)	1,100	23,903
Sherwin-Williams Co.	600	26,742
Snap-On, Inc.	200	6,634
The Stanley Works	400	17,212
		224,633
Industrial – Distribution - 0.1%
Grainger (W.W.), Inc.	300	16,587
Industrial – Diversified - 1.9%
3M Co.	2,600	198,822
Cooper Industries Limited Class A	400	25,464
Danaher Corp.	1,000	50,630
Illinois Tool Works, Inc.	924	77,450
Textron, Inc.	500	37,675
Tyco International Limited	7,031	220,141
		610,182
Information Retrieval Services - 0.5%
Yahoo!, Inc.(a) (b)	4,200	144,942
Insurance - 6.3%
ACE, Ltd.	900	38,664
Aetna, Inc.	1,400	102,718
Allstate Corp.(b)	4,200	235,872
Ambac Financial Group, Inc.	400	26,740
American International Group, Inc.	5,400	274,590
Aon Corp.	1,000	20,850
Chubb Corp.(b)	1,800	147,204
Cigna Corp.	1,100	101,178
Cincinnati Financial Corp.	546	21,971

	Number of Shares	Market Value
The Hartford Financial Services Group, Inc.	2,000	$144,740
Jefferson-Pilot Corp.	900	45,189
Lincoln National Corp.	600	26,982
Loews Corp.	1,500	106,320
MBIA, Inc.(b)	400	20,952
Metlife, Inc.	2,600	101,140
MGIC Investment Corp.	600	35,400
Principal Financial Group, Inc.	1,000	39,080
Progressive Corp.	600	54,762
Prudential Financial, Inc.	1,700	97,155
Safeco Corp.	1,300	68,471
St. Paul Travelers Companies	2,257	80,801
Torchmark Corp.	300	16,029
UnumProvident Corp.	5,800	96,976
WellPoint, Inc.(a)	800	102,200
XL Capital Limited Class A(b)	400	28,120
		2,034,104
Lodging - 0.7%
Hilton Hotels Corp.	4,200	91,686
Marriott International, Inc. Cl. A	1,400	87,850
Starwood Hotels & Resorts Worldwide, Inc.	900	48,906
		228,442
Machinery & Components - 0.5%
Baker Hughes, Inc.(b)	800	35,296
Cummins, Inc.(b)	200	13,600
Ingersoll-Rand Co. Class A	1,000	76,870
Parker-Hannifin Corp.	400	23,976
		149,742
Manufacturing - 0.2%
American Standard Companies, Inc.	1,300	58,123
Applied Materials, Inc.(a)	700	10,409
		68,532
Medical Supplies - 1.1%
Agilent Technologies, Inc.(a)	100	2,075
Applera Corp. - Applied Biosystems Group	5,200	110,240
Bausch & Lomb, Inc.(b)	200	15,000
Baxter International, Inc.	1,300	48,230
Becton, Dickinson & Co.	1,000	58,520
Fisher Scientific International(a)	300	17,814
Guidant Corp.	600	44,448
Medtronic, Inc.	600	31,620
St. Jude Medical, Inc.(a)	700	27,321
Thermo Electron Corp.(a)	600	14,988
		370,256

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Metals & Mining - 0.8%
Alcoa, Inc.	100	$2,902
Allegheny Technologies, Inc.	400	8,960
Nucor Corp.	1,500	76,650
Phelps Dodge Corp.(b)	1,300	111,605
United States Steel Corp.	1,100	47,036
		247,153
Pharmaceuticals - 9.1%
Abbott Laboratories	5,500	270,380
AmerisourceBergen Corp.(b)	600	36,768
Amgen, Inc.(a)	1,300	75,673
Biogen Idec, Inc.(a) (b)	100	3,624
Bristol-Myers Squibb Co.	7,100	184,600
Cardinal Health, Inc.	900	50,013
Eli Lilly & Co.	600	35,082
Forest Laboratories, Inc.(a) (b)	100	3,568
Genzyme Corp.(a)	500	29,260
Gilead Sciences, Inc.(a)	1,500	55,665
Hospira, Inc.(a)	2,650	88,907
Johnson & Johnson	10,700	734,341
King Pharmaceuticals, Inc.(a)	1,100	8,800
McKesson Corp.	2,700	99,900
Medco Health Solutions, Inc.(a)	800	40,776
Merck & Co., Inc.	11,500	389,850
Mylan Laboratories, Inc.(b)	100	1,650
Pfizer, Inc.	19,700	535,249
Schering-Plough Corp.	3,200	66,784
Sigma-Aldrich Corp.	100	5,843
Watson Pharmaceutical, Inc.(a)	400	12,000
Wyeth	4,700	211,218
		2,939,951
Photography Equipment/Supplies - 0.2%
Eastman Kodak Co.(b)	2,300	57,500
Prepackaged Software - 4.4%
Adobe Systems, Inc.	1,500	89,205
BMC Software, Inc.(a)	600	9,720
Citrix Systems, Inc.(a)	4,700	105,750
Computer Associates International, Inc.	1,400	37,660
Compuware Corp.(a)	1,300	7,735
Intuit, Inc.(a)	1,800	72,540
Microsoft Corp.	26,600	672,980
Oracle Corp.(a)	27,500	317,900
Siebel Systems, Inc.(a)	100	900
SunGard Data Systems, Inc.(a)	900	30,060
Symantec Corp.(a)	2,000	37,560

	Number of Shares	Market Value
Veritas Software Corp.(a)	1,000	$20,590
		1,402,600
Real Estate - 0.4%
Equity Office Properties Trust	2,600	81,822
Equity Residential	1,800	61,830
		143,652
Restaurants - 0.9%
Darden Restaurants, Inc.	3,400	102,000
McDonald's Corp.	4,900	143,619
Yum! Brands, Inc.	1,100	51,656
		297,275
Retail - 4.5%
AutoZone, Inc.(a)	300	24,900
Best Buy Co., Inc.	1,200	60,408
Circuit City Stores, Inc.	9,800	154,840
Costco Wholesale Corp.	2,000	81,160
Dillards, Inc. Class A	2,900	67,483
Dollar General Corp.	100	2,035
eBay, Inc.(a)	700	22,211
Federated Department Stores, Inc.(b)	2,200	126,500
The Home Depot, Inc.	5,700	201,609
J.C. Penney Co., Inc.(b)	100	4,741
Kohl's Corp.(a)	100	4,760
The May Department Stores Co.	100	3,508
Office Depot, Inc.(a)	100	1,958
RadioShack Corp.(b)	100	2,497
Sears Holdings Corp.(a) (b)	471	63,698
Staples, Inc.	3,150	60,070
Target Corp.	2,300	106,720
TJX Companies, Inc.	100	2,265
Wal-Mart Stores, Inc.	9,800	461,972
		1,453,335
Retail – Grocery - 0.1%
Albertson's, Inc.(b)	1,500	29,685
Telephone Utilities - 1.9%
Alltel Corp.(b)	1,100	62,656
AT&T Corp.	8,700	166,431
CenturyTel, Inc.(b)	1,100	33,759
Qwest Communications International, Inc.(a) (b)	5,700	19,494
Sprint Corp. (FON Group)(b)	5,400	120,204
Verizon Communications, Inc.(b)	5,900	211,220
		613,764
Tobacco - 1.2%
Altria Group, Inc.	5,000	324,950

	Number of Shares	Market Value
Reynolds American, Inc.(b)	500	$38,985
UST, Inc.	400	18,320
		382,255
Toys, Games - 0.1%
Hasbro, Inc.	500	9,460
Mattel, Inc.	1,100	19,855
		29,315
Transportation - 1.7%
Burlington Northern Santa Fe Corp.	3,600	173,700
CSX Corp.	900	36,117
FedEx Corp.	1,100	93,445
Norfolk Southern Corp.	1,500	47,100
Union Pacific Corp.	800	51,144
United Parcel Service, Inc. Class B	2,100	149,751
		551,257
Travel - 0.1%
Sabre Holdings Corp.	1,400	27,384
TOTAL EQUITIES (Cost $31,552,397)		32,210,320
	Principal Amount
SHORT-TERM INVESTMENTS - 11.7%
Cash Equivalents - 11.5%(c)
American Beacon Money Market Fund	55,586	55,586
Bank of America Bank Note 2.770% 06/01/2005	$101,708	101,708
Bank of America Bank Note 2.770% 07/18/2005	54,765	54,765
Bank of America Bank Note 2.800% 06/09/2005	54,765	54,765
Bank of America Bank Note 2.820% 05/16/2005	78,237	78,237
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	72,105	72,105
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	74,367	74,367
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	31,295	31,295
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	78,237	78,237

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	$78,237	$78,237
BGI Institutional Money Market Fund	311,110	311,110
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	54,765	54,765
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	15,647	15,647
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	39,118	39,118
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	38,842	38,842
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	156,473	156,473
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	31,295	31,295
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	156,473	156,473
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	46,942	46,942
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	65,096	65,096
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	44,253	44,253
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	109,357	109,357
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	62,589	62,589
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	78,237	78,237
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	54,765	54,765
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	55,222	55,222
Freddie Mac Discount Note 2.730% 05/02/2005	40,272	40,272

	Principal Amount	Market Value
Freddie Mac Discount Note 2.740% 05/03/2005	$117,793	$117,793
General Electric Capital Corp. 2.910% 05/23/2005	39,110	39,110
General Electric Capital Corp. 2.940% 06/03/2005	108,745	108,745
General Electric Capital Corp. 2.970% 06/10/2005	40,748	40,748
Goldman Sachs Financial Square Prime Obligations Money Market Fund	15,647	15,647
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	39,118	39,118
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	112,031	112,031
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	54,765	54,765
Merrill Lynch Premier Institutional Money Market Fund	74,875	74,875
Merrimac Cash Fund, Premium Class	152,518	152,518
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	156,473	156,473
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	63,194	63,194
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	156,473	156,473
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	78,237	78,237
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	31,636	31,636
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	7,824	7,824
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	31,295	31,295
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	110,637	110,637

	Principal Amount	Market Value
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	$31,295	$31,295
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	43,189	43,189
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	26,515	26,515
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	56,668	56,668
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	39,576	39,576
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	72,607	72,607
		3,700,727
Repurchase Agreement - 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	80,914	80,914
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		3,781,641
TOTAL INVESTMENTS - 111.7% (Cost $35,334,038)(e)		35,991,961
Other Assets/ (Liabilities) - (11.7%)		(3,773,118)
NET ASSETS - 100.0%		$32,218,843

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $80,298. Collateralized by U.S. Government Agency obligation with a rate of 6.625%, maturity date of 7/25/2027, and an aggregate market value, including accrued interest, of $84,960.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.7%
Advertising - 0.1%
Catalina Marketing Corp.(a)	1,200	$27,900
Getty Images, Inc.(a) (b)	700	50,085
Omnicom Group, Inc.(a)	2,300	190,670
Valueclick, Inc.(b)	3,900	40,404
		309,059
Aerospace & Defense - 2.5%
Boeing Co.	31,300	1,862,976
Engineered Support Systems, Inc.	50	1,766
General Dynamics Corp.	3,100	325,655
Goodrich Corp.	3,300	132,990
Honeywell International, Inc.	13,400	479,184
Lockheed Martin Corp.	16,800	1,023,960
Northrop Grumman Corp.	17,800	976,152
Raytheon Co.	12,800	481,408
Rockwell Collins, Inc.	3,800	174,344
United Defense Industries, Inc.	1,800	133,164
United Technologies Corp.	23,000	2,339,560
		7,931,159
Air Transportation - 0.0%
Alaska Air Group, Inc.(b)	2,000	53,340
Apparel, Textiles & Shoes - 1.1%
Abercrombie & Fitch Co. Cl. A	3,500	188,825
Aeropostale, Inc.(b)	1,200	33,516
American Eagle Outfitters, Inc.	8,500	222,870
Childrens Place(b)	1,700	63,257
Coach, Inc.(b)	12,800	343,040
The Finish Line, Inc. Cl. A	700	12,614
Gap (The), Inc.	31,100	663,985
Limited Brands	20,700	448,983
Nike, Inc. Class B	6,300	483,903
Nordstrom, Inc.	3,800	193,154
Pacific Sunwear of California, Inc.(b)	8,600	194,446
Timberland Co. Cl. A(b)	3,300	227,865
Too, Inc.(b)	3,900	89,739
VF Corp.	4,500	254,655
		3,420,852
Automotive & Parts - 0.7%
Autoliv, Inc.	4,100	181,425
AutoNation, Inc.(b)	5,900	107,793

	Number of Shares	Market Value
BorgWarner, Inc.(a)	400	$18,288
Copart, Inc.(b)	800	17,344
Ford Motor Co.(a)	71,500	651,365
General Motors Corp.(a)	2,100	56,028
Genuine Parts Co.	2,500	107,250
The Goodyear Tire & Rubber Co.(a) (b)	8,900	105,643
Harley-Davidson, Inc.	6,200	291,524
Navistar International Corp.(b)	400	11,812
Oshkosh Truck Corp.	500	37,575
Paccar, Inc.	7,800	529,620
Wabash National Corp.	700	17,850
Winnebago Industries, Inc.(a)	1,800	52,452
		2,185,969
Banking, Savings & Loans - 10.5%
AmSouth Bancorporation	2,100	55,272
Associated Banc-Corp	800	24,736
Astoria Financial Corp.	4,850	128,573
Bank of America Corp.	150,600	6,783,024
Bank of New York Co., Inc.	30,900	863,346
BB&T Corp.(a)	12,100	474,441
Capital One Financial Corp.	7,600	538,764
Comerica, Inc.	6,400	366,464
Compass Bancshares, Inc.	3,200	137,664
Fannie Mae	35,200	1,899,040
Fifth Third Bancorp(a)	7,200	313,200
Freddie Mac	23,900	1,470,328
Golden West Financial Corp.(a)	7,200	448,776
Hibernia Corp. Cl. A	4,100	128,043
Investors Financial Services Corp.	1,300	54,535
JPMorgan Chase & Co.	101,800	3,612,882
KeyCorp	24,400	809,104
M&T Bank Corp.	5,100	527,595
Marshall and Ilsley Corp.	2,600	110,864
National City Corp.(a)	23,700	804,852
North Fork Bancorporation, Inc.	13,300	374,395
Providian Financial Corp.(b)	3,800	63,346
Regions Financial Corp.	13,000	435,370
Silicon Valley Bancshares(a) (b)	800	37,920
SLM Corp.	12,200	581,208
Sterling Financial Corp.(b)	300	9,807

	Number of Shares	Market Value
SunTrust Banks, Inc.(a)	12,900	$939,507
TD Banknorth, Inc.(b)	1,900	58,520
Toronto-Dominion Bank	1,927	77,061
U.S. Bancorp(a)	103,100	2,876,490
UnionBanCal Corp.	6,300	387,828
Wachovia Corp.	72,100	3,690,078
Washington Mutual, Inc.(a)	25,500	1,053,660
Wells Fargo & Co.	56,800	3,404,592
Zions Bancorp	3,100	217,093
		33,758,378
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	17,700	829,599
The Coca-Cola Co.	69,300	3,010,392
Molson Coors Brewing Co. Class B	100	6,175
The Pepsi Bottling Group, Inc.	8,000	229,360
PepsiAmericas, Inc.	400	9,876
PepsiCo, Inc.	68,600	3,816,904
		7,902,306
Broadcasting, Publishing & Printing - 1.7%
American Greetings Corp. Cl. A	600	13,590
Clear Channel Communications, Inc.	7,200	229,968
Comcast Corp. Class A(b)	49,500	1,589,445
Gannett Co., Inc.	3,900	300,300
Knight Ridder, Inc.	300	19,410
Liberty Media Corp. Cl. A	17,000	170,680
McGraw-Hill Companies, Inc. (The)	5,700	496,356
RH Donnelley Corp.(b)	300	17,085
Time Warner, Inc.(b)	88,200	1,482,642
Viacom, Inc. Class B	33,300	1,152,846
		5,472,322
Building Materials & Construction - 0.4%
Eagle Materials, Inc.	500	37,625
Eagle Materials, Inc. Cl. B	1,700	124,508
Lafarge North America, Inc.	800	44,408
Louisiana-Pacific Corp.	5,100	125,460
Martin Marietta Materials, Inc.	1,600	87,984
Masco Corp.(a)	20,100	632,949
USG Corp.(a) (b)	2,600	109,174
Vulcan Materials Co.	1,300	68,952
		1,231,060

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Chemicals - 2.4%
Agrium, Inc.(a)	4,800	$85,440
Air Products & Chemicals, Inc.	5,900	346,507
Ashland, Inc.	900	60,516
Crompton Corp.(a)	1,500	21,075
Dow Chemical Co.	41,100	1,887,723
Du Pont (E.I.) de Nemours & Co.	56,300	2,652,293
Eastman Chemical Co.	4,700	253,800
FMC Corp.(b)	2,400	117,600
Georgia Gulf Corp.	1,700	62,747
Grace (W.R.) & Co.(b)	3,200	30,016
Monsanto Co.	14,900	873,438
Nova Chemicals Corp.	800	25,976
OM Group, Inc.(b)	2,100	46,074
PPG Industries, Inc.	8,800	594,440
Praxair, Inc.	3,700	173,271
Rohm & Haas Co.	10,400	454,064
		7,684,980
Commercial Services - 0.7%
Block (H&R), Inc.	3,500	174,335
The Brink's Co.	700	22,582
Cendant Corp.	600	11,946
Dun & Bradstreet Corp.(b)	2,000	124,880
Equifax, Inc.	5,700	191,805
eResearch Technology, Inc.(b)	700	7,952
ITT Educational Services, Inc.(a) (b)	2,000	91,960
Korn/Ferry International(b)	1,200	17,280
Moody's Corp.(a)	3,300	271,062
PerkinElmer, Inc.	4,900	90,650
Pharmaceutical Product Development, Inc.(b)	600	27,228
PHH Corp.(b)	1,310	29,278
Quest Diagnostics	5,300	560,740
Rent-A-Center, Inc.(b)	1,300	31,252
Republic Services, Inc.	3,900	134,940
Resources Connection, Inc.(b)	100	1,911
Robert Half International, Inc.(a)	4,200	104,244
Ryder System, Inc.	1,200	44,316
Sotheby's Holdings, Inc. Cl. A(b)	2,900	47,502
Universal Compression Holdings, Inc.(b)	1,700	59,670
Washington Group International, Inc.(b)	400	16,572
Waste Management, Inc.	9,600	273,504
		2,335,609

	Number of Shares	Market Value
Communications - 1.6%
EchoStar Communications Corp. Cl. A	6,300	$182,385
Harris Corp.	2,400	67,680
Nextel Communications, Inc. Class A(b)	64,400	1,802,556
Qualcomm, Inc.	40,500	1,413,045
SBC Communications, Inc.(a)	75,000	1,785,000
		5,250,666
Communications Equipment - 0.4%
Motorola, Inc.	73,300	1,124,422
Computer Integrated Systems Design - 0.2%
3Com Corp.(b)	11,800	37,170
Autodesk, Inc.	3,100	98,673
Cadence Design Systems, Inc.(b)	4,000	56,000
Sun Microsystems, Inc.(b)	61,500	223,245
Synopsys, Inc.(b)	11,500	189,060
Websense, Inc.(b)	2,000	106,100
		710,248
Computer Related Services - 0.1%
Acxiom Corp.	1,300	24,700
Checkfree Corp.(a) (b)	2,600	95,368
EarthLink, Inc.(b)	14,700	134,946
Ingram Micro, Inc. Cl. A(b)	9,300	154,938
		409,952
Computers & Information - 4.6%
Apple Computer, Inc.(b)	26,200	944,772
Cisco Systems, Inc.(b)	220,100	3,803,328
Dell, Inc.(b)	113,700	3,960,171
EMC Corp.(b)	48,700	638,944
International Business Machines Corp.	64,700	4,941,786
Jabil Circuit, Inc.(a) (b)	4,500	124,200
Maxtor Corp.(b)	7,600	36,860
Micros Systems, Inc.(b)	100	3,965
Storage Technology Corp.(b)	6,900	191,820
Tech Data Corp.(b)	500	18,265
Western Digital Corp.(a) (b)	15,400	195,426
		14,859,537
Computers & Office Equipment - 0.6%
Electronic Data Systems Corp.(a)	20,800	402,480
Hewlett-Packard Co.	78,100	1,598,707
Pitney Bowes, Inc.	1,000	44,720
		2,045,907

	Number of Shares	Market Value
Containers - 0.1%
Ball Corp.	2,900	$114,550
Crown Holdings, Inc.(b)	6,600	99,330
Owens-Illinois, Inc.(b)	9,100	223,132
		437,012
Cosmetics & Personal Care - 2.3%
Avon Products, Inc.	1,400	56,112
Colgate-Palmolive Co.	2,300	114,517
Estee Lauder Companies, Inc. Cl. A	900	34,569
The Gillette Co.(a)	37,000	1,910,680
Kimberly-Clark Corp.	11,700	730,665
Nu Skin Enterprises, Inc. Cl. A	2,000	44,000
Procter & Gamble Co. (The)(a)	82,000	4,440,300
		7,330,843
Data Processing & Preparation - 0.3%
Automatic Data Processing, Inc.	7,900	343,176
CSG Systems International, Inc.(b)	300	5,157
First Data Corp.	8,900	338,467
Fiserv, Inc.(a) (b)	2,600	109,980
NCR Corp.(b)	8,100	267,300
		1,064,080
Electric Utilities - 2.7%
Ameren Corp.	2,100	108,570
American Electric Power Co.	16,400	577,608
CenterPoint Energy, Inc.	3,600	42,624
CMS Energy Corp.(a) (b)	2,600	33,592
Constellation Energy Group, Inc.	3,700	194,472
Dominion Resources, Inc.	6,500	490,100
Duke Energy Corp.(a)	32,700	954,513
Edison International(a)	21,200	769,560
Entergy Corp.(a)	7,800	571,740
Exelon Corp.	24,400	1,207,800
FirstEnergy Corp.	5,100	221,952
FPL Group, Inc.(a)	18,800	767,416
NRG Energy, Inc.(b)	3,000	93,300
PG&E Corp.(a)	19,300	670,096
PNM Resources, Inc.	600	16,590
PPL Corp.	3,100	168,206
Progress Energy, Inc.(a)	1,500	62,985
Public Service Enterprise Group, Inc.	9,500	551,950
Southern Co.	10,700	352,565
TXU Corp.	8,700	746,373
Wisconsin Energy Corp.	600	21,156
		8,623,168

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Electrical Equipment & Electronics - 7.2%
Amphenol Corp. Cl. A	6,200	$244,528
Analog Devices, Inc.(a)	1,500	51,165
Atmel Corp.(b)	26,700	61,677
ATMI, Inc.(b)	1,600	36,664
Cree, Inc.(b)	1,200	29,028
Cypress Semiconductor Corp.(a) (b)	1,500	17,985
Emerson Electric Co.	11,700	733,239
Energizer Holdings, Inc.(a) (b)	3,100	176,607
Freescale Semiconductor, Inc. Cl. A(b)	7,200	134,784
Freescale Semiconductor, Inc. Class B(b)	6,400	120,704
General Electric Co.	323,500	11,710,700
Integrated Device Technology, Inc.(b)	9,100	97,370
Intel Corp.	279,100	6,564,432
International Rectifier Corp.(b)	900	38,286
Kla-Tencor Corp.	4,100	159,982
Linear Technology Corp.	2,700	96,498
Maxim Integrated Products, Inc.(a)	1,200	44,880
MEMC Electronic Materials, Inc.(b)	2,600	30,498
Micrel, Inc.(b)	3,400	31,960
Molex, Inc. Cl. A	3,100	70,959
National Semiconductor Corp.	8,200	156,456
OmniVision Technologies, Inc.(a) (b)	4,200	58,800
Rayovac Corp.(a) (b)	3,500	127,540
Rockwell Automation, Inc.	12,700	587,121
Texas Instruments, Inc.	59,900	1,495,104
Thomas & Betts Corp.(b)	1,800	56,016
Varian Semiconductor Equipment Associates, Inc.(b)	2,400	89,496
Visx, Inc.(b)	2,500	59,600
		23,082,079
Energy - 10.8%
Amerada Hess Corp.	3,100	290,315
Anadarko Petroleum Corp.	12,400	905,696
Apache Corp.(a)	12,000	675,480
Atmos Energy Corp.	4,100	107,830
Berry Petroleum Co. Cl. A	700	32,704
Burlington Resources, Inc.	19,700	957,617
CAL Dive International, Inc.(b)	3,400	151,232
Canadian Natural Resources Limited	10,600	529,830

	Number of Shares	Market Value
Chesapeake Energy Corp.	11,100	$213,564
ChevronTexaco Corp.	83,900	4,362,800
Comstock Resources, Inc.(b)	800	20,240
ConocoPhillips	23,000	2,411,550
Devon Energy Corp.	22,900	1,034,393
Diamond Offshore Drilling, Inc.(a)	2,200	97,042
Dynegy, Inc. Cl. A(b)	1,500	5,025
Energy Partners, Ltd.(a) (b)	2,000	45,720
EOG Resources, Inc.	9,800	465,990
Exxon Mobil Corp.	243,300	13,875,399
Forest Oil Corp.(b)	2,200	84,766
Frontier Oil Corp.	1,700	71,536
Halliburton Co.	4,700	195,473
Helmerich & Payne, Inc.	3,100	119,164
Holly Corp.	900	30,843
Houston Exploration Co.(b)	1,000	50,940
Kerr-McGee Corp.(a)	9,800	760,480
Kinder Morgan, Inc.	4,400	336,424
Marathon Oil Corp.	17,700	824,289
Murphy Oil Corp.	1,700	151,453
National Oilwell Varco, Inc.(b)	2,200	87,428
Newfield Exploration Co.(b)	2,300	163,369
Noble Energy, Inc.(a)	100	6,412
Occidental Petroleum Corp.	17,300	1,193,700
Oneok, Inc.	2,400	69,264
Paramount Resources, Ltd. Cl. A	40,400	477,655
Patina Oil & Gas Corp.	1,600	61,440
Peabody Energy Corp.	100	4,377
Petroleum Development Corp.(b)	700	17,920
Pioneer Natural Resources Co.(a)	3,500	142,310
Plains Exploration & Production Co.(b)	700	22,526
Premcor, Inc.	1,700	112,455
Sempra Energy(a)	5,500	222,090
St. Mary Land & Exploration Co.	400	8,680
Sunoco, Inc.	2,900	287,854
Tesoro Corp.(b)	4,500	170,730
Transocean, Inc.(b)	8,700	403,419
Trilogy Energy Trust	37,000	464,723
TUSK Energy Corp.	9,700	30,614
Unocal Corp.	15,500	845,525
Valero Energy Corp.	5,800	397,474
Vintage Petroleum, Inc.	3,400	98,226

	Number of Shares	Market Value
Whiting Petroleum Corp.(b)	1,100	$33,297
The Williams Companies, Inc.	31,100	529,322
		34,658,605
Entertainment & Leisure - 0.5%
Blockbuster, Inc. Cl. A(a)	2,400	23,760
Blockbuster, Inc. Cl. B	11,000	103,840
Caesars Entertainment, Inc.(b)	10,900	217,455
Nautilus, Inc.	2,500	62,150
News Corp., Inc. Class A	16,500	252,120
Penn National Gaming, Inc.(b)	2,300	72,450
The Walt Disney Co.	31,100	821,040
		1,552,815
Financial Services - 6.5%
Affiliated Managers Group, Inc.(a) (b)	800	50,024
American Capital Strategies Limited(a)	5,300	169,494
American Express Co.	28,600	1,507,220
AmeriCredit Corp.(a) (b)	7,600	177,840
Bear Stearns Companies, Inc.	7,900	747,814
CIT Group, Inc.	5,400	217,512
Citigroup, Inc.	179,100	8,410,536
Countrywide Financial Corp.(a)	23,000	832,370
E*Trade Financial Corp.(b)	10,600	117,766
Franklin Resources, Inc.	8,400	576,912
The Goldman Sachs Group, Inc.(a)	1,400	149,506
Huntington Bancshares, Inc.	500	11,755
IndyMac Bancorp, Inc.	4,400	169,312
Legg Mason, Inc.(a)	1,400	99,204
Lehman Brothers Holdings, Inc.	12,500	1,146,500
MBNA Corp.	36,700	724,825
Merrill Lynch & Co., Inc.	43,600	2,351,348
Morgan Stanley	45,900	2,415,258
PNC Financial Services Group, Inc.	10,200	542,946
Charles Schwab Corp. (The)(a)	45,700	472,995
		20,891,137
Food Retailers - 0.1%
Starbucks Corp.(b)	8,600	425,872

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Foods - 1.0%
Archer-Daniels- Midland Co.(a)	37,200	$669,228
Chiquita Brands International, Inc.	2,600	65,130
ConAgra Foods, Inc.	400	10,700
General Mills, Inc.	10,900	538,460
Heinz (H. J.) Co.	1,400	51,590
The Hershey Co.	9,000	575,100
Hormel Foods Corp.	1,100	34,254
Kellogg Co.	900	40,455
The Kroger Co.(b)	6,500	102,505
Pilgrim's Pride Corp.(a)	3,700	133,533
Safeway, Inc.(b)	500	10,645
Sara Lee Corp.	25,500	545,445
Smithfield Foods, Inc.(b)	3,200	96,832
SuperValu, Inc.(a)	5,300	167,268
Sysco Corp.	2,500	86,500
		3,127,645
Forest Products & Paper - 0.2%
Georgia-Pacific Corp.	5,200	178,204
International Paper Co.	5,000	171,450
MeadWestvaco Corp.	3,600	106,020
Potlatch Corp.	1,700	80,291
		535,965
Healthcare - 1.7%
American Healthways, Inc.(a) (b)	1,800	67,230
Apria Healthcare Group, Inc.(b)	2,100	63,210
Beverly Enterprises, Inc.(b)	1,500	17,580
Caremark Rx, Inc.(b)	4,300	172,215
Covance, Inc.(b)	800	36,512
Coventry Health Care, Inc.(b)	4,200	287,406
Express Scripts, Inc.(b)	800	71,712
HCA, Inc.	14,400	804,096
Humana, Inc.(a) (b)	8,100	280,665
Kindred Healthcare, Inc.(a) (b)	2,200	72,380
LCA-Vision, Inc.	2,000	78,380
Lincare Holdings, Inc.(b)	2,700	115,236
Manor Care, Inc.(a)	1,600	53,360
Pacificare Health Systems(b)	2,300	137,448
Pediatrix Medical Group, Inc.(b)	1,900	129,371
Sierra Health Services, Inc.(a) (b)	2,400	155,256
Triad Hospitals, Inc.(a) (b)	1,000	51,250
UnitedHealth Group, Inc.	30,400	2,873,104
		5,466,411

	Number of Shares	Market Value
Heavy Machinery - 0.1%
Oil States International, Inc.(b)	1,700	$34,527
Toro Co.	5,400	223,128
		257,655
Home Construction, Furnishings & Appliances - 0.5%
Beazer Homes USA, Inc.	500	22,800
Cavco Industries, Inc.(b)	800	21,200
Centex Corp.	1,100	63,492
D.R. Horton, Inc.(a)	8,766	267,363
Furniture Brands International, Inc.(a)	1,400	27,132
KB Home(a)	4,400	250,800
Lennar Corp.	4,100	211,027
MDC Holdings, Inc.	900	58,842
NVR, Inc.(a) (b)	200	143,670
Pulte Homes, Inc.	3,000	214,350
The Ryland Group, Inc.(a)	2,800	171,920
Standard-Pacific Corp.	900	64,449
Tempur-Pedic International, Inc.(a) (b)	600	11,454
Toll Brothers, Inc.(a) (b)	700	53,060
		1,581,559
Household Products - 0.2%
Black & Decker Corp.	300	25,089
The Clorox Co.(a)	7,000	443,100
Sherwin-Williams Co.	2,400	106,968
		575,157
Industrial – Distribution - 0.0%
Grainger (W.W.), Inc.	1,700	93,993
Industrial – Diversified - 1.3%
3M Co.	37,700	2,882,919
Cooper Industries Limited Class A	1,000	63,660
Harsco Corp.	900	48,285
Illinois Tool Works, Inc.	4,400	368,808
Textron, Inc.	9,100	685,685
		4,049,357
Information Retrieval Services - 0.2%
Yahoo!, Inc.(a) (b)	16,000	552,160
Insurance - 5.1%
ACE, Ltd.	6,800	292,128
Aetna, Inc.	14,400	1,056,528
AFLAC, Inc.(a)	7,300	296,745
Allstate Corp.	27,700	1,555,632
Ambac Financial Group, Inc.	1,400	93,590
American Financial Group, Inc.	1,700	52,853

	Number of Shares	Market Value
American International Group, Inc.	76,500	$3,890,025
AmerUs Group Co.(a)	3,100	145,731
Assurant, Inc.	3,500	115,815
Berkley (W.R.) Corp.	1,000	32,500
Chubb Corp.(a)	8,900	727,842
Cigna Corp.	8,500	781,830
Cincinnati Financial Corp.	2,095	84,303
Fidelity National Financial, Inc.	6,200	199,082
First American Corp.	4,900	175,420
Fremont General Corp.(a)	1,900	41,211
The Hartford Financial Services Group, Inc.	13,000	940,810
HCC Insurance Holdings, Inc.	1,400	49,798
Jefferson-Pilot Corp.	500	25,105
Landamerica Financial Group, Inc.	1,900	94,240
Lincoln National Corp.	3,800	170,886
Loews Corp.	10,100	715,888
Marsh & McLennan Companies, Inc.	6,100	170,983
MBIA, Inc.(a)	1,400	73,332
Metlife, Inc.	22,100	859,690
MGIC Investment Corp.	900	53,100
Nationwide Financial Services, Inc. Cl. A	200	7,086
Old Republic International Corp.	2,400	56,640
PartnerRe Limited	1,600	93,248
Principal Financial Group, Inc.	19,700	769,876
Progressive Corp.	5,600	511,112
Protective Life Corp.	1,100	42,064
Prudential Financial, Inc.	2,400	137,160
Reinsurance Group of America, Inc.	1,900	84,968
Safeco Corp.	5,000	263,350
St. Paul Travelers Companies	9,000	322,200
StanCorp Financial Group, Inc.	1,300	99,476
UICI	500	11,610
Universal American Financial Corp.(b)	200	3,350
UnumProvident Corp.	3,600	60,192
WellChoice, Inc.(b)	1,800	101,160
WellPoint, Inc.(b)	9,600	1,226,400
		16,484,959
Internet Content - 0.0%
BEA Systems, Inc.(b)	4,800	33,120

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Lodging - 0.5%
Choice Hotels International, Inc.	800	$48,416
Hilton Hotels Corp.	2,200	48,026
Isle of Capri Casinos, Inc.(b)	300	7,248
Marriott International, Inc. Cl. A	7,900	495,725
MGM Mirage(b)	8,000	558,480
Starwood Hotels & Resorts Worldwide, Inc.	7,800	423,852
		1,581,747
Machinery & Components - 0.7%
Baker Hughes, Inc.	7,200	317,664
Caterpillar, Inc.	11,900	1,047,795
Cummins, Inc.	500	34,000
Deere & Co.	3,500	218,890
Grant Prideco, Inc.(b)	1,600	35,488
Ingersoll-Rand Co. Class A	5,600	430,472
Joy Global, Inc.	2,000	67,740
Pall Corp.	1,400	37,562
		2,189,611
Manufacturing - 0.4%
American Standard Companies, Inc.	10,200	456,042
Applied Materials, Inc.(b)	32,000	475,840
Lam Research Corp.(b)	4,200	107,730
Terex Corp.(b)	2,500	93,450
		1,133,062
Medical Supplies - 1.5%
Agilent Technologies, Inc.(b)	5,300	109,975
Allergan, Inc.(a)	1,700	119,663
Applera Corp. - Applied Biosystems Group	5,800	122,960
Bausch & Lomb, Inc.	1,200	90,000
Baxter International, Inc.	13,500	500,850
Becton, Dickinson & Co.	14,500	848,540
Boston Scientific Corp.(a) (b)	16,600	491,028
Dade Behring Holdings, Inc.(b)	900	55,503
Dentsply International, Inc.	500	27,330
Edwards Lifesciences Corp.(a) (b)	700	30,828
Guidant Corp.	3,700	274,096
Haemonetics Corp.(b)	800	34,216
Intuitive Surgical, Inc.(b)	500	21,470
Medtronic, Inc.	35,000	1,844,500
Mentor Corp.	500	18,350

	Number of Shares	Market Value
Patterson Cos., Inc.(a) (b)	1,900	$96,045
Thermo Electron Corp.(b)	1,600	39,968
		4,725,322
Metals & Mining - 0.7%
Alcoa, Inc.	11,400	330,828
Carpenter Technology(a)	2,500	138,250
Commercial Metals Co.	3,200	81,632
Freeport-McMoRan Copper & Gold, Inc. Cl. B	200	6,932
Maverick Tube Corp.(b)	2,400	69,816
Mueller Industries, Inc.	2,000	51,800
Nucor Corp.	4,700	240,170
Oregon Steel Mills, Inc.(b)	2,400	39,912
Phelps Dodge Corp.(a)	7,500	643,875
Precision Castparts Corp.	2,600	191,516
Quanex Corp.(a)	1,400	70,644
Reliance Steel & Aluminum Co.	1,300	49,049
Schnitzer Steel Industries, Inc. Cl. A	1,600	39,408
The Shaw Group, Inc.(a) (b)	2,500	45,175
Southern Peru Copper Corp.(a)	2,600	132,964
Texas Industries, Inc.	500	23,090
Worthington Industries, Inc.	2,400	39,024
		2,194,085
Oil & Gas - 0.2%
Precision Drilling Corp.(b)	1,400	101,826
Talisman Energy, Inc.	19,000	577,884
		679,710
Pharmaceuticals - 9.2%
Abbott Laboratories	53,000	2,605,480
Alpharma, Inc. Cl. A	1,400	13,216
AmerisourceBergen Corp.(a)	900	55,152
Amgen, Inc.(b)	24,600	1,431,966
Andrx Corp.(b)	300	5,973
Barr Pharmaceuticals(b)	4,700	243,742
Bristol-Myers Squibb Co.	35,700	928,200
Eli Lilly & Co.(a)	11,000	643,170
Endo Pharmaceuticals Holdings, Inc.(b)	3,300	65,505
Forest Laboratories, Inc.(a) (b)	3,900	139,152
Invitrogen Corp.(b)	1,300	95,251
Johnson & Johnson	112,900	7,748,327
McKesson Corp.	15,100	558,700
Medco Health Solutions, Inc.(b)	16,000	815,520

	Number of Shares	Market Value
Medicis Pharmaceutical Corp. Cl. A	1,900	$53,390
Merck & Co., Inc.	113,300	3,840,870
Pfizer, Inc.	312,800	8,498,776
Schering-Plough Corp.	1,200	25,044
Wyeth	40,100	1,802,094
		29,569,528
Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.(a)	9,800	245,000
Prepackaged Software - 3.8%
Activision, Inc.(b)	2,500	36,150
Adobe Systems, Inc.	6,300	374,661
BMC Software, Inc.(b)	600	9,720
Brocade Communications Systems, Inc.(b)	20,500	89,380
Compuware Corp.(b)	5,100	30,345
Electronic Arts, Inc.(a) (b)	800	42,712
Hyperion Solutions Corp.(b)	2,000	81,340
Internet Security Systems, Inc.(b)	4,800	93,360
Intuit, Inc.(b)	700	28,210
McAfee, Inc.(b)	5,200	108,732
Microsoft Corp.	330,600	8,364,180
Oracle Corp.(b)	219,300	2,535,108
Pixar, Inc.(b)	600	27,444
Sybase, Inc.(b)	8,000	151,440
Take-Two Interactive Software, Inc.(a) (b)	4,250	100,002
United Online, Inc.(b)	9,300	81,747
Veritas Software Corp.(b)	8,500	175,015
		12,329,546
Real Estate - 0.0%
WCI Communities, Inc.(b)	1,100	30,833
Restaurants - 0.8%
CBRL Group, Inc.	2,900	111,737
CEC Entertainment, Inc.(a) (b)	4,100	148,420
Darden Restaurants, Inc.	6,300	189,000
Jack in the Box, Inc.(b)	1,200	43,872
McDonald's Corp.	47,700	1,398,087
P.F. Chang's China Bistro, Inc.(b)	300	16,656
Yum! Brands, Inc.	13,600	638,656
		2,546,428
Retail - 4.9%
Action Performance Cos., Inc.	7,900	83,661
Advance Auto Parts Corp.(b)	2,300	122,705

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Barnes & Noble, Inc.(b)	5,500	$195,800
Bed Bath & Beyond, Inc.(b)	8,800	327,448
Best Buy Co., Inc.	2,900	145,986
BJ's Wholesale Club, Inc.(b)	3,100	82,615
Borders Group, Inc.	7,300	176,587
Circuit City Stores, Inc.	10,800	170,640
Costco Wholesale Corp.	12,900	523,482
Dillards, Inc. Class A	5,300	123,331
eBay, Inc.(b)	8,000	253,840
Electronics Boutique Holdings Corp.(b)	1,500	83,595
Federated Department Stores, Inc.	12,400	713,000
Guitar Center, Inc.(b)	700	34,545
The Home Depot, Inc.	81,900	2,896,803
J.C. Penney Co., Inc.(a)	17,300	820,193
Longs Drug Stores, Inc.	800	29,080
Lowe's Companies, Inc.(a)	17,300	901,503
Marvel Enterprises, Inc.(a) (b)	4,300	84,280
Men's Wearhouse, Inc.(b)	2,600	107,302
Michaels Stores, Inc.	7,300	242,360
Movie Gallery, Inc.	1,700	45,951
Office Depot, Inc.(b)	13,200	258,456
Rite Aid Corp.(a) (b)	3,900	14,157
Sears Holdings Corp.(b)	2,560	346,214
Staples, Inc.	28,350	540,635
Target Corp.	31,000	1,438,400
TJX Companies, Inc.	14,900	337,485
Toys R Us, Inc.(b)	8,100	205,335
Walgreen Co.	22,900	986,074
Wal-Mart Stores, Inc.	74,000	3,488,360
Zale Corp.(b)	2,300	62,169
		15,841,992
Retail – Grocery - 0.0%
Albertson's, Inc.(a)	3,200	63,328
Telephone Utilities - 2.0%
Adtran, Inc.(a)	3,800	78,774
Alltel Corp.(a)	7,000	398,720
AT&T Corp.	24,400	466,772
BellSouth Corp.	47,100	1,247,679
CenturyTel, Inc.(a)	6,900	211,761
j2 Global Communications, Inc.(b)	400	14,288
Sprint Corp. (FON Group)(a)	10,700	238,182
Telephone & Data Systems, Inc.(a)	1,200	92,628
Verizon Communications, Inc.(a)	101,700	3,640,860
		6,389,664

	Number of Shares	Market Value
Tobacco - 1.6%
Altria Group, Inc.	66,200	$4,302,338
Loews Corp. - Carolina Group	1,500	47,250
Reynolds American, Inc.(a)	7,700	600,369
UST, Inc.	2,300	105,340
		5,055,297
Toys, Games - 0.1%
Mattel, Inc.	9,000	162,450
Transportation - 1.3%
Arkansas Best Corp.	1,200	37,836
Burlington Northern Santa Fe Corp.	13,100	632,075
Carnival Corp.	3,200	156,416
CNF, Inc.	2,900	123,975
CSX Corp.	6,100	244,793
EGL, Inc.(b)	1,500	29,265
FedEx Corp.	12,100	1,027,895
GATX Corp.(a)	1,900	62,168
General Maritime Corp.(b)	1,400	61,390
Laidlaw International, Inc.(b)	1,500	33,585
Norfolk Southern Corp.	20,400	640,560
OMI Corp.(a)	1,800	32,742
Polaris Industries, Inc.	1,700	97,852
Swift Transportation Co., Inc.(a) (b)	5,300	113,049
United Parcel Service, Inc. Class B	9,600	684,576
USF Corp.(a)	800	34,104
Yellow Roadway Corp.(a) (b)	3,200	156,800
		4,169,081
Travel - 0.0%
Sabre Holdings Corp.	1,800	35,208
TOTAL EQUITIES (Cost $326,401,851)		316,451,250
RIGHTS - 0.0%
Computers & Information - 0.0%
Seagate Technology(b) (c)	25,700	-
Electric Utilities - 0.0%
Progress Energy, Inc.	19,900	2,388
TOTAL RIGHTS (Cost $2,687)		2,388

	Number of Shares	Market Value
WARRANTS - 0.0%
Financial Services Dime Bancorp, Inc.(b)	14,200	$1,988
TOTAL WARRANTS (Cost $2,698)		1,988
TOTAL LONG TERM INVESTMENTS (Cost $326,407,236)		316,455,626
	Principal Amount
SHORT-TERM INVESTMENTS - 12.5%
Cash Equivalents - 11.4%(d)
American Beacon Money Market Fund	547,003	547,003
Bank of America Bank Note 2.770% 06/01/2005	$1,000,868	1,000,868
Bank of America Bank Note 2.770% 07/18/2005	538,930	538,930
Bank of America Bank Note 2.800% 06/09/2005	538,930	538,930
Bank of America Bank Note 2.820% 05/16/2005	769,899	769,899
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	709,559	709,559
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	731,827	731,827
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	307,959	307,959
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	769,899	769,899
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	769,899	769,899
BGI Institutional Money Market Fund	3,061,539	3,061,539
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	538,930	538,930
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	153,980	153,980

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	$384,949	$384,949
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	382,236	382,236
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	1,539,798	1,539,798
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	307,959	307,959
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	1,539,798	1,539,798
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	461,939	461,939
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	640,580	640,580
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	435,475	435,475
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	1,076,141	1,076,141
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	615,919	615,919
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	769,899	769,899
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	538,930	538,930
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	543,425	543,425
Freddie Mac Discount Note 2.730% 05/02/2005	396,300	396,300
Freddie Mac Discount Note 2.740% 05/03/2005	1,159,167	1,159,167
General Electric Capital Corp. 2.910% 05/23/2005	384,949	384,949
General Electric Capital Corp. 2.940% 06/03/2005	1,070,124	1,070,124

	Principal Amount	Market Value
General Electric Capital Corp. 2.970% 06/10/2005	$400,984	$400,984
Goldman Sachs Financial Square Prime Obligations Money Market Fund	153,980	153,980
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	384,949	384,949
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	1,102,464	1,102,464
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	538,930	538,930
Merrill Lynch Premier Institutional Money Market Fund	736,821	736,821
Merrimac Cash Fund, Premium Class	1,500,877	1,500,877
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	1,539,798	1,539,798
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	621,863	621,863
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	1,539,798	1,539,798
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	769,899	769,899
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	311,324	311,324
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	76,990	76,990
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	307,959	307,959
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	1,088,748	1,088,748
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	307,959	307,959
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	425,011	425,011

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	$260,924	$260,924
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	557,647	557,647
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	389,451	389,451
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	714,504	714,504
		36,417,690
Repurchase Agreement - 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(e)	3,540,040	3,540,040
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		39,957,730
TOTAL INVESTMENTS - 111.2% (Cost $366,364,966)(f)		356,413,356
Other Assets/ (Liabilities) - (11.2%)		(35,915,261)
NET ASSETS - 100.0%		$320,498,095

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $3,540,633. Collateralized by U.S. Government Agency obligation with a rate of 6.375%, maturity date of 04/25/2017, and an aggregate market value, including accrued interest, of $3,717,042.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 95.7%
Aerospace & Defense - 2.8%
Empresa Brasileira de Aeronautica SA, ADR	116,450	$3,358,418
Honeywell International, Inc.	89,240	3,191,222
Lockheed Martin Corp.	98,510	6,004,184
Northrop Grumman Corp.	10,300	564,852
United Technologies Corp.	60,050	6,108,286
		19,226,962
Apparel, Textiles & Shoes - 0.2%
Gap (The), Inc.(a)	48,500	1,035,475
Banking, Savings & Loans - 1.3%
Bank of America Corp.	92,530	4,167,551
JPMorgan Chase & Co.	138,840	4,927,432
		9,094,983
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	37,300	1,748,251
PepsiCo, Inc.	222,020	12,353,193
		14,101,444
Broadcasting, Publishing & Printing - 8.3%
Clear Channel Communications, Inc.	86,480	2,762,171
Comcast Corp. Special Cl. A(b)	736,830	23,379,616
Time Warner, Inc.(b)	836,600	14,063,246
Univision Communications, Inc. Class A(a) (b)	141,780	3,727,396
Viacom, Inc. Class B	406,570	14,075,453
		58,007,882
Chemicals - 3.1%
Air Products & Chemicals, Inc.	92,660	5,441,922
Du Pont (E.I.) de Nemours & Co.	172,480	8,125,533
Praxair, Inc.	163,240	7,644,529
		21,211,984
Commercial Services - 1.2%
Manpower, Inc.	29,380	1,132,599
PerkinElmer, Inc.	146,900	2,717,650
Quest Diagnostics	7,560	799,848
Waste Management, Inc.	133,950	3,816,235
		8,466,332

	Number of Shares	Market Value
Communications - 2.0%
L-3 Communications Holdings, Inc.	54,180	$3,845,155
Lucent Technologies, Inc.(a) (b)	742,690	1,804,737
Nokia Oyj Sponsored ADR (Finland)	364,340	5,822,153
Qualcomm, Inc.	61,200	2,135,268
		13,607,313
Communications Equipment - 0.5%
Motorola, Inc.	235,390	3,610,883
Computer Integrated Systems Design - 0.9%
Autodesk, Inc.	77,500	2,466,825
Cadence Design Systems, Inc.(a) (b)	167,500	2,345,000
Sun Microsystems, Inc.(b)	489,070	1,775,324
		6,587,149
Computer Programming Services - 1.8%
Mercury Interactive Corp.(b)	88,930	3,675,477
SAP AG Sponsored ADR (Germany)(a)	186,250	7,343,838
VeriSign, Inc.(b)	54,760	1,448,950
		12,468,265
Computer Related Services - 0.4%
Ingram Micro, Inc. Cl. A(b)	150,700	2,510,662
Computers & Information - 4.8%
Cisco Systems, Inc.(b)	774,490	13,383,187
Dell, Inc.(b)	169,790	5,913,786
EMC Corp.(b)	88,530	1,161,514
International Business Machines Corp.	165,180	12,616,448
		33,074,935
Cosmetics & Personal Care - 2.1%
Estee Lauder Companies, Inc. Cl. A	83,540	3,208,771
Procter & Gamble Co. (The)	208,450	11,287,568
		14,496,339
Data Processing & Preparation - 1.0%
Automatic Data Processing, Inc.	166,500	7,232,760
Electrical Equipment & Electronics - 9.4%
Altera Corp.(a) (b)	65,840	1,364,863
Analog Devices, Inc.	90,040	3,071,264

	Number of Shares	Market Value
Broadcom Corp. Class A(a) (b)	207,320	$6,200,941
Fairchild Semiconductor International, Inc. Cl. A(b)	40,500	544,725
General Electric Co.	994,850	36,013,570
Intel Corp.(a)	543,100	12,773,712
Texas Instruments, Inc.	213,250	5,322,720
		65,291,795
Energy - 5.7%
Amerada Hess Corp.(a)	9,040	846,596
Apache Corp.(a)	16,900	951,301
Devon Energy Corp.	33,810	1,527,198
Exxon Mobil Corp.	308,820	17,612,005
GlobalSantaFe Corp.	99,400	3,339,840
Kinder Morgan Management LLC(b)	92,275	4,058,274
Pride International, Inc.(b)	27,800	619,940
Schlumberger Limited	134,550	9,204,566
Transocean, Inc.(b)	35,100	1,627,587
		39,787,307
Entertainment & Leisure - 2.0%
News Corp., Inc. Cl. B(a)	463,100	7,372,552
The Walt Disney Co.	258,720	6,830,208
		14,202,760
Financial Services - 5.6%
American Express Co.	179,970	9,484,419
Citigroup, Inc.	403,140	18,931,454
The Goldman Sachs Group, Inc.	57,040	6,091,302
Lehman Brothers Holdings, Inc.	22,400	2,054,528
MBNA Corp.	42,540	840,165
Morgan Stanley	34,280	1,803,814
		39,205,682
Healthcare - 0.2%
Laboratory Corp. of America Holdings(b)	27,530	1,362,735
Industrial – Diversified - 2.1%
3M Co.	108,800	8,319,936
Tyco International Limited	195,400	6,117,974
		14,437,910
Information Retrieval Services - 1.3%
Yahoo!, Inc.(b)	258,920	8,935,329

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Insurance - 1.7%
Aetna, Inc.	42,200	$3,096,214
American International Group, Inc.	72,810	3,702,389
Prudential Financial, Inc.	87,820	5,018,913
		11,817,516
Machinery & Components - 1.0%
Ingersoll-Rand Co. Class A	76,540	5,883,630
Smith International, Inc.	22,600	1,314,868
		7,198,498
Manufacturing - 0.7%
Millipore Corp.(a) (b)	107,350	5,176,417
Medical Supplies - 4.7%
Agilent Technologies, Inc.(b)	167,400	3,473,550
Applera Corp. - Applied Biosystems Group	47,290	1,002,548
Medtronic, Inc.	281,710	14,846,117
Stryker Corp.	140,340	6,813,507
Tektronix, Inc.	121,530	2,632,340
Varian Medical Systems, Inc.(a) (b)	55,660	1,877,968
Waters Corp.(b)	46,040	1,824,565
		32,470,595
Pharmaceuticals - 11.6%
Abbott Laboratories	92,590	4,551,724
Amgen, Inc.(b)	157,340	9,158,761
Eli Lilly & Co.	46,200	2,701,314
Genentech, Inc.(b)	125,660	8,914,320
Gilead Sciences, Inc.(b)	163,840	6,078,464
Johnson & Johnson	252,860	17,353,782
Medco Health Solutions, Inc.(a) (b)	22,700	1,157,019
Merck & Co., Inc.	142,470	4,829,733
Novartis AG	175,694	8,623,810
Pfizer, Inc.	352,060	9,565,470
Teva Pharmaceutical Sponsored ADR (Israel)	252,770	7,896,535
		80,830,932
Prepackaged Software - 5.3%
Adobe Systems, Inc.	113,230	6,733,788
Citrix Systems, Inc.(b)	134,760	3,032,100
Microsoft Corp.	1,077,790	27,268,087
		37,033,975
Restaurants - 0.5%
McDonald's Corp.	127,400	3,734,094
Retail - 7.5%
Best Buy Co., Inc.(a)	97,680	4,917,211

	Number of Shares	Market Value
Costco Wholesale Corp.	81,170	$3,293,879
eBay, Inc.(b)	210,100	6,666,473
Federated Department Stores, Inc.	74,710	4,295,825
The Home Depot, Inc.	140,960	4,985,755
J.C. Penney Co., Inc.(a)	96,180	4,559,894
Lowe's Companies, Inc.(a)	63,120	3,289,183
Target Corp.	90,300	4,189,920
Wal-Mart Stores, Inc.	269,750	12,716,015
Williams-Sonoma, Inc.(b)	97,650	3,270,299
		52,184,454
Telephone Utilities - 0.6%
Sprint Corp. (FON Group)(a)	180,020	4,007,245
Transportation - 3.4%
Carnival Corp.	147,850	7,226,908
Expeditors International of Washington, Inc.	62,710	3,079,688
FedEx Corp.	52,960	4,498,952
Royal Caribbean Cruises Limited(a)	116,900	4,912,138
United Parcel Service, Inc. Class B	55,520	3,959,131
		23,676,817
TOTAL EQUITIES (Cost $698,335,815)		666,087,429
	Principal Amount
SHORT-TERM INVESTMENTS - 12.4%
Cash Equivalents - 7.9%(c)
American Beacon Money Market Fund	825,619	825,619
Bank of America Bank Note 2.770% 06/01/2005	$1,510,665	1,510,665
Bank of America Bank Note 2.770% 07/18/2005	813,435	813,435
Bank of America Bank Note 2.800% 06/09/2005	813,435	813,435
Bank of America Bank Note 2.820% 05/16/2005	1,162,050	1,162,050
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	1,070,976	1,070,976

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	$1,104,585	$1,104,585
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	464,820	464,820
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	1,162,050	1,162,050
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	1,162,050	1,162,050
BGI Institutional Money Market Fund	4,620,944	4,620,944
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	813,435	813,435
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	232,410	232,410
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	581,025	581,025
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	576,929	576,929
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	2,324,099	2,324,099
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	464,820	464,820
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	2,324,099	2,324,099
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	697,230	697,230
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	966,862	966,862
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	657,287	657,287
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	1,624,277	1,624,277
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	929,640	929,640

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	$1,162,050	$1,162,050
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	813,435	813,435
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	820,220	820,220
Freddie Mac Discount Note 2.730% 05/02/2005	598,158	598,158
Freddie Mac Discount Note 2.740% 05/03/2005	1,749,593	1,749,593
General Electric Capital Corp. 2.910% 05/23/2005	581,025	581,025
General Electric Capital Corp. 2.940% 06/03/2005	1,615,196	1,615,196
General Electric Capital Corp. 2.970% 06/10/2005	605,227	605,227
Goldman Sachs Financial Square Prime Obligations Money Market Fund	232,410	232,410
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	581,025	581,025
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	1,664,008	1,664,008
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	813,435	813,435
Merrill Lynch Premier Institutional Money Market Fund	1,112,123	1,112,123
Merrimac Cash Fund, Premium Class	2,265,355	2,265,355
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	2,324,099	2,324,099
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	938,612	938,612
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	2,324,099	2,324,099

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	$1,162,050	$1,162,050
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	469,898	469,898
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	116,205	116,205
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	464,820	464,820
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	1,643,306	1,643,306
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	464,820	464,820
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	641,492	641,492
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	393,826	393,826
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	841,687	841,687
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	587,820	587,820
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	1,078,438	1,078,438
		54,967,174
Repurchase Agreement - 4.5%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	30,883,281	30,883,281
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		85,850,455
TOTAL INVESTMENTS - 108.1% (Cost $784,186,270)(e)		751,937,884
Other Assets/ (Liabilities) - (8.1%)		(56,087,449)
NET ASSETS - 100.0%		$695,850,435

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $30,888,454. Collateralized by U.S. Government Agency obligations with rates ranging from 3.433% - 6.125%, maturity dates ranging from 05/27/2027 - 04/01/2035, and an aggregate market value, including accrued interest, of $32,427,459.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.8%
Aerospace & Defense - 0.5%
Rockwell Collins, Inc.	8,500	$389,980
Banking, Savings & Loans - 4.0%
SLM Corp.	41,000	1,953,240
Wells Fargo & Co.	19,800	1,186,812
		3,140,052
Beverages - 5.1%
Diageo PLC Sponsored ADR (United Kingdom)	36,500	2,180,875
PepsiCo, Inc.	31,700	1,763,788
		3,944,663
Broadcasting, Publishing & Printing - 4.7%
McGraw-Hill Companies, Inc. (The)	30,900	2,690,772
Viacom, Inc. Cl. A	26,700	928,626
		3,619,398
Chemicals - 1.0%
Air Products & Chemicals, Inc.	12,500	734,125
Commercial Services - 5.1%
Iron Mountain, Inc.(a) (b)	55,100	1,636,470
Moody's Corp.(b)	28,400	2,332,776
		3,969,246
Communications - 2.2%
Qualcomm, Inc.	48,600	1,695,654
Computers & Information - 0.8%
EMC Corp.(a)	49,700	652,064
Cosmetics & Personal Care - 3.8%
The Gillette Co.	36,600	1,890,024
Procter & Gamble Co. (The)(b)	20,300	1,099,245
		2,989,269
Data Processing & Preparation - 2.4%
Automatic Data Processing, Inc.	26,100	1,133,784
Fiserv, Inc.(a) (b)	18,000	761,400
		1,895,184
Electric Utilities - 1.3%
Exelon Corp.	20,300	1,004,850
Electrical Equipment & Electronics - 6.3%
Garmin Limited(b)	8,600	339,700
General Electric Co.	36,500	1,321,300
Linear Technology Corp.	65,800	2,351,692

	Number of Shares	Market Value
Maxim Integrated Products, Inc.	23,700	$886,380
		4,899,072
Energy - 7.2%
BP PLC, Sponsored ADR	39,600	2,411,640
Exxon Mobil Corp.	48,794	2,782,722
Schlumberger Limited	6,100	417,301
		5,611,663
Financial Services - 7.5%
American Express Co.	24,200	1,275,340
Berkshire Hathaway, Inc.- Cl. B(a) (b)	800	2,238,408
Citigroup, Inc.	48,533	2,279,109
		5,792,857
Industrial – Diversified - 1.8%
3M Co.	18,000	1,376,460
Insurance - 4.0%
AFLAC, Inc.	25,500	1,036,575
American International Group, Inc.	41,287	2,099,444
		3,136,019
Medical Supplies - 9.3%
Medtronic, Inc.	43,100	2,271,370
Stryker Corp.	49,500	2,403,225
Zimmer Holdings, Inc.(a)	31,700	2,581,014
		7,255,609
Pharmaceuticals - 9.6%
Amgen, Inc.(a) (b)	46,400	2,700,944
Johnson & Johnson	40,300	2,765,789
Teva Pharmaceutical Sponsored ADR (Israel)	64,900	2,027,476
		7,494,209
Prepackaged Software - 5.6%
Microsoft Corp.	86,100	2,178,330
Symantec Corp.(a)	116,200	2,182,236
		4,360,566
Retail - 7.0%
Bed Bath & Beyond, Inc.(a)	42,200	1,570,262
Target Corp.	31,000	1,438,400
Walgreen Co.	55,600	2,394,136
		5,402,798
Telephone Utilities - 0.9%
Vodafone Group PLC Sponsored ADR (United Kingdom)	25,800	674,412

	Number of Shares	Market Value
Tobacco - 3.6%
Altria Group, Inc.	43,600	$2,833,564
Transportation - 5.1%
Expeditors International of Washington, Inc.(b)	49,600	2,435,856
United Parcel Service, Inc. Class B	21,900	1,561,689
		3,997,545
TOTAL EQUITIES (Cost $69,433,571)		76,869,259
	Principal Amount
SHORT-TERM INVESTMENTS - 14.3%
Cash Equivalents - 13.0%(c)
American Beacon Money Market Fund	152,738	152,738
Bank of America Bank Note 2.770% 06/01/2005	$279,470	279,470
Bank of America Bank Note 2.770% 07/18/2005	150,484	150,484
Bank of America Bank Note 2.800% 06/09/2005	150,484	150,484
Bank of America Bank Note 2.820% 05/16/2005	214,977	214,977
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	198,128	198,128
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	204,346	204,346
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	85,991	85,991
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	214,977	214,977
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	214,977	214,977
BGI Institutional Money Market Fund	854,864	854,864
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	150,484	150,484

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	$42,995	$42,995
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	107,488	107,488
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	106,731	106,731
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	429,953	429,953
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	85,991	85,991
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	429,953	429,953
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	128,986	128,986
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	178,867	178,867
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	121,597	121,597
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	300,488	300,488
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	171,981	171,981
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	214,977	214,977
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	150,484	150,484
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	151,739	151,739
Freddie Mac Discount Note 2.730% 05/02/2005	110,658	110,658
Freddie Mac Discount Note 2.740% 05/03/2005	323,671	323,671
General Electric Capital Corp. 2.910% 05/23/2005	107,488	107,488
General Electric Capital Corp. 2.940% 06/03/2005	298,808	298,808

	Principal Amount	Market Value
General Electric Capital Corp. 2.970% 06/10/2005	$111,966	$111,966
Goldman Sachs Financial Square Prime Obligations Money Market Fund	42,995	42,995
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	107,488	107,488
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	307,838	307,838
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	150,484	150,484
Merrill Lynch Premier Institutional Money Market Fund	205,740	205,740
Merrimac Cash Fund, Premium Class	419,086	419,086
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	429,953	429,953
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	173,641	173,641
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	429,953	429,953
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	214,977	214,977
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	86,930	86,930
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	21,498	21,498
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	85,991	85,991
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	304,008	304,008
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	85,991	85,991
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	118,675	118,675
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	72,857	72,857

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	$155,710	$155,710
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	108,745	108,745
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	199,502	199,502
		10,168,803
Repurchase Agreement - 1.3%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	999,661	999,661
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		11,168,464
TOTAL INVESTMENTS - 113.1% (Cost $80,602,035)(e)		88,037,723
Other Assets/ (Liabilities) - (13.1%)		(10,195,888)
NET ASSETS - 100.0%		$77,841,835

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $999,828. Collateralized by U.S. Government Agency obligation with a rate of 6.125%, maturity date of 11/25/2015, and an aggregate market value, including accrued interest, of $1,049,644.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.7%
Advertising - 0.6%
Getty Images, Inc.(a) (b)	200	$14,310
Harte-Hanks, Inc.	200	5,700
Lamar Advertising Co.(a)	300	11,214
Monster Worldwide, Inc.(a)	400	9,204
Omnicom Group, Inc.(b)	1,100	91,190
		131,618
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.(a)	100	6,918
Boeing Co.	4,700	279,744
General Dynamics Corp.	300	31,515
Rockwell Collins, Inc.	1,300	59,644
United Defense Industries, Inc.	500	36,990
United Technologies Corp.	700	71,204
		486,015
Air Transportation - 0.0%
Southwest Airlines Co.	200	2,976
Apparel, Textiles & Shoes - 1.8%
Abercrombie & Fitch Co. Cl. A	900	48,555
American Eagle Outfitters, Inc.	1,800	47,196
Chico's FAS, Inc.(a)	800	20,504
Claire's Stores, Inc.	500	10,910
Coach, Inc.(a)	1,600	42,880
Gap (The), Inc.	3,300	70,455
Limited Brands	100	2,169
Nike, Inc. Class B	1,200	92,172
Nordstrom, Inc.	500	25,415
Pacific Sunwear of California, Inc.(a)	300	6,783
Reebok International Limited	100	4,061
Ross Stores, Inc.	400	10,688
Talbots, Inc.(b)	120	3,066
Timberland Co. Cl. A(a)	600	41,430
Urban Outfitters, Inc.(a)	200	8,860
		435,144
Automotive & Parts - 0.4%
BorgWarner, Inc.	500	22,860
Copart, Inc.(a)	900	19,512
Harley-Davidson, Inc.	800	37,616
Oshkosh Truck Corp.	100	7,515
SPX Corp.	100	3,869
		91,372

	Number of Shares	Market Value
Banking, Savings & Loans - 3.2%
Bank of New York Co., Inc.	400	$11,176
Capital One Financial Corp.	1,100	77,979
Commerce Bancorp, Inc.	500	13,995
Fannie Mae	4,200	226,590
Fifth Third Bancorp(b)	1,000	43,500
Freddie Mac	300	18,456
Golden West Financial Corp.(b)	400	24,932
Investors Financial Services Corp.	300	12,585
Mellon Financial Corp.	600	16,614
North Fork Bancorporation, Inc.	600	16,890
Northern Trust Corp.	200	9,000
Providian Financial Corp.(a)	3,000	50,010
SLM Corp.	1,900	90,516
State Street Corp.(b)	600	27,738
Synovus Financial Corp.(b)	900	25,227
TCF Financial Corp.	700	17,703
U.S. Bancorp	1,100	30,690
UCBH Holdings, Inc.	200	3,146
Valley National Bancorp	100	2,479
W Holding Co., Inc.	306	2,476
Westcorp	600	26,844
WFS Financial, Inc.	100	4,495
		753,041
Beverages - 3.3%
Anheuser-Busch Companies, Inc.	1,900	89,053
Brown-Forman Corp. Class B	100	5,550
The Coca-Cola Co.	8,800	382,272
The Pepsi Bottling Group, Inc.	1,000	28,670
PepsiCo, Inc.	5,000	278,200
		783,745
Broadcasting, Publishing & Printing - 1.6%
Belo Corp. Cl. A	300	7,029
Cablevision Systems Corp. Cl. A(a)	700	18,165
Citadel Broadcasting Corp.(a) (b)	200	2,514
Dow Jones & Co., Inc.	200	6,688
Entercom Communications Corp.(a)	100	3,223
Gemstar-TV Guide International, Inc.(a)	400	1,540

	Number of Shares	Market Value
IAC/InterActiveCorp(a) (b)	100	$2,174
John Wiley & Sons Cl. A	600	21,696
Knight Ridder, Inc.	100	6,470
Liberty Media Corp. Cl. A	3,700	37,148
Liberty Media International, Inc. Cl. A(a)	500	20,735
McGraw-Hill Companies, Inc. (The)	900	78,372
Media General, Inc. Cl. A	100	6,128
Meredith Corp.	200	9,400
Radio One, Inc. Cl. D(a)	100	1,307
Time Warner, Inc.(a)	4,100	68,921
UnitedGlobalCom, Inc. Cl. A(a)	1,300	11,635
Univision Communications, Inc. Class A(a) (b)	100	2,629
Viacom, Inc. Class B	1,900	65,778
Westwood One, Inc.(a)	300	5,490
		377,042
Building Materials & Construction - 0.0%
Florida Rock Industries, Inc.	100	5,808
Chemicals - 0.4%
Church & Dwight, Inc.(b)	450	16,209
Dow Chemical Co.	300	13,779
International Flavors & Fragrances, Inc.	400	15,160
Praxair, Inc.	300	14,049
The Scotts Miracle-Gro Co.(a)	400	28,960
		88,157
Commercial Services - 2.7%
Affymetrix, Inc.(a) (b)	300	13,833
Apollo Group, Inc. Class A(a)	34	2,452
ARAMARK Corp. Cl. B	1,600	39,216
Block (H&R), Inc.	900	44,829
Career Education Corp.(a)	100	3,144
Cendant Corp.	1,700	33,847
Certegy, Inc.	100	3,643
The Corporate Executive Board Co.	200	13,146
Dun & Bradstreet Corp.(a)	600	37,464
Ecolab, Inc.	400	13,084
Education Management Corp.(a)	400	11,200
Equifax, Inc.	1,200	40,380
Fluor Corp.	100	5,156
Gen-Probe, Inc.(a)	200	10,038

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Global Payments, Inc.(b)	600	$38,856
Hewitt Associates, Inc. Cl. A(a) (b)	200	5,322
ITT Educational Services, Inc.(a) (b)	300	13,794
Jacobs Engineering Group, Inc.(a) (b)	300	14,613
Laureate Education, Inc.(a)	100	4,442
Moody's Corp.(b)	600	49,284
Paychex, Inc.	1,300	39,780
PerkinElmer, Inc.	2,600	48,100
Pharmaceutical Product Development, Inc.(a)	200	9,076
Quest Diagnostics	400	42,320
Regis Corp.	100	3,573
Rent-A-Center, Inc.(a)	300	7,212
Ryder System, Inc.	400	14,772
Servicemaster Co.	1,200	15,396
Waste Management, Inc.	1,300	37,037
Weight Watchers International, Inc.(a) (b)	500	20,875
		635,884
Communications - 1.7%
Avaya, Inc.(a)	100	868
Harris Corp.	400	11,280
L-3 Communications Holdings, Inc.(b)	300	21,291
Network Appliance, Inc.(a)	1,500	39,945
Nextel Communications, Inc. Class A(a)	4,800	134,352
Polycom, Inc.(a)	300	4,578
Qualcomm, Inc.	4,600	160,494
Tellabs, Inc.(a)	800	6,208
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	400	11,096
		390,112
Communications Equipment - 0.7%
Motorola, Inc.	11,000	168,740
Computer Integrated Systems Design - 0.5%
Autodesk, Inc.	2,100	66,843
Avid Technology, Inc.(a) (b)	100	4,951
Cadence Design Systems, Inc.(a) (b)	700	9,800
Jack Henry & Associates, Inc.	300	5,157
Reynolds & Reynolds, Inc. Cl. A	300	7,911
Synopsys, Inc.(a)	1,100	18,084
Teradyne, Inc.(a)	100	1,102
Unisys Corp.(a)	100	649
		114,497

	Number of Shares	Market Value
Computer Programming Services - 0.4%
Ceridian Corp.(a)	300	$5,061
Cognizant Technology Solutions Corp.(a)	500	21,005
Macromedia, Inc.(a)	200	7,922
Mercury Interactive Corp.(a)	500	20,665
VeriSign, Inc.(a)	1,700	44,982
		99,635
Computer Related Services - 0.4%
Acxiom Corp.	2,000	38,000
Checkfree Corp.(a) (b)	400	14,672
Ingram Micro, Inc. Cl. A(a)	1,900	31,654
		84,326
Computers & Information - 8.1%
Apple Computer, Inc.(a)	4,600	165,876
Cisco Systems, Inc.(a)	31,900	551,232
Comverse Technology, Inc.(a)	700	15,953
Dell, Inc.(a)	14,500	505,035
EMC Corp.(a)	9,100	119,392
Foundry Networks, Inc.(a)	200	1,680
International Business Machines Corp.	4,900	374,262
Jabil Circuit, Inc.(a) (b)	700	19,320
Lexmark International, Inc.(a)	700	48,615
Sandisk Corp.(a)	400	9,480
Solectron Corp.(a)	600	1,980
Storage Technology Corp.(a)	1,000	27,800
Symbol Technologies, Inc.	100	1,337
Western Digital Corp.(a)	4,700	59,643
		1,901,605
Computers & Office Equipment - 0.2%
Pitney Bowes, Inc.	600	26,832
Xerox Corp.(a)	1,600	21,200
		48,032
Containers - 0.2%
Ball Corp.	300	11,850
Pactiv Corp.(a)	400	8,576
Sealed Air Corp.(a)	500	24,220
		44,646
Cosmetics & Personal Care - 4.1%
Colgate-Palmolive Co.	2,000	99,580
The Gillette Co.	2,400	123,936
Kimberly-Clark Corp.	1,000	62,450
Procter & Gamble Co. (The)(b)	12,500	676,875
		962,841

	Number of Shares	Market Value
Data Processing & Preparation - 1.9%
Affiliated Computer Services, Inc. Class A(a)	500	$23,835
Alliance Data Systems Corp.(a)	1,000	40,400
Automatic Data Processing, Inc.	2,100	91,224
First Data Corp.	3,600	136,908
Fiserv, Inc.(a)	750	31,725
IMS Health, Inc.	1,000	23,980
NCR Corp.(a)	1,500	49,500
SEI Investments Co.	300	9,843
Total System Services, Inc.	1,900	46,702
WebMD Corp.(a)	400	3,800
		457,917
Electric Utilities - 0.2%
AES Corp.(a)	3,200	51,456
Allegheny Energy, Inc.(a) (b)	100	2,444
		53,900
Electrical Equipment & Electronics - 7.5%
Advanced Micro Devices, Inc.(a) (b)	100	1,423
Agere Systems, Inc. Cl. B(a)	400	472
Altera Corp.(a)	1,700	35,241
American Power Conversion Corp.	300	7,278
Ametek, Inc.	1,100	41,657
Amphenol Corp. Cl. A	500	19,720
Analog Devices, Inc.(b)	300	10,233
Broadcom Corp. Class A(a)	300	8,973
Cree, Inc.(a) (b)	400	9,676
Emerson Electric Co.	400	25,068
Energizer Holdings, Inc.(a) (b)	800	45,576
FLIR Systems, Inc.(a) (b)	100	2,660
Freescale Semiconductor, Inc. Class B(a)	2,400	45,264
General Electric Co.	5,000	181,000
Intel Corp.	33,400	785,568
International Rectifier Corp.(a)	200	8,508
JDS Uniphase Corp.(a) (b)	1,000	1,480
Johnson Controls, Inc.	200	10,974
Kla-Tencor Corp.	900	35,118
Linear Technology Corp.	2,300	82,202
LSI Logic Corp.(a)	400	2,144
Maxim Integrated Products, Inc.(b)	200	7,480
MEMC Electronic Materials, Inc.(a)	300	3,519
Microchip Technology, Inc.	900	25,632

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Micron Technology, Inc.(a) (b)	200	$1,942
National Semiconductor Corp.	2,700	51,516
Novellus Systems, Inc.	100	2,343
Nvidia Corp.(a)	700	15,358
Qlogic Corp.(a)	600	19,944
Rockwell Automation, Inc.	1,200	55,476
Silicon Laboratories, Inc.(a)	100	2,540
Texas Instruments, Inc.	8,200	204,672
Xilinx, Inc.	300	8,082
		1,758,739
Energy - 1.4%
BJ Services Co.	700	34,125
Burlington Resources, Inc.	700	34,027
Diamond Offshore Drilling, Inc.	400	17,644
Ensco International, Inc.	300	9,780
Halliburton Co.	1,400	58,226
Kinder Morgan, Inc.	100	7,646
National Oilwell Varco, Inc.(a)	400	15,896
Newfield Exploration Co.(a)	200	14,206
Patina Oil & Gas Corp.	200	7,680
Patterson-UTI Energy, Inc.	700	16,779
Pioneer Natural Resources Co.(b)	1,000	40,660
Pride International, Inc.(a)	2,200	49,060
Rowan Companies, Inc.	700	18,571
Tidewater, Inc.	100	3,447
XTO Energy, Inc.	33	996
		328,743
Entertainment & Leisure - 0.6%
Brunswick Corp.	200	8,400
Harrah's Entertainment, Inc.(b)	300	19,686
International Speedway Corp. Cl. A	100	5,320
The Walt Disney Co.	4,500	118,800
		152,206
Financial Services - 3.2%
American Capital Strategies Limited(b)	200	6,396
American Express Co.	4,600	242,420
Ameritrade Holding Corp.(a)	500	5,240
CapitalSource, Inc.(a) (b)	200	4,200
Catellus Development Corp.	600	16,620
CBL & Associates Properties, Inc. REIT(b)	600	46,422

	Number of Shares	Market Value
The Chicago Mercantile Exchange	100	$19,552
Doral Financial Corp.	800	11,240
E*Trade Financial Corp.(a)	400	4,444
Eaton Vance Corp.	500	11,715
Federated Investors, Inc. Cl. B	300	8,535
Friedman Billings Ramsey Group, Inc. Cl. A(b)	400	4,836
General Growth Properties, Inc. REIT(b)	100	3,911
The Goldman Sachs Group, Inc.	400	42,716
IndyMac Bancorp, Inc.	1,300	50,024
Legg Mason, Inc.(b)	300	21,258
MBNA Corp.	3,600	71,100
Morgan Stanley	1,300	68,406
Nuveen Investments, Inc. Cl. A(b)	1,400	47,586
Price (T. Rowe) Group, Inc.	400	22,068
Regency Centers Corp.(b)	200	10,530
Charles Schwab Corp. (The)(b)	600	6,210
Ventas, Inc.	300	8,094
Waddell & Reed Financial, Inc. Cl. A	300	5,223
Weingarten Realty Investors	400	14,404
		753,150
Foods - 0.8%
7-Eleven, Inc.(a)	200	4,678
Heinz (H. J.) Co.	800	29,480
The Hershey Co.	700	44,730
Kellogg Co.	700	31,465
McCormick & Co., Inc.	400	13,836
Sara Lee Corp.	2,800	59,892
		184,081
Healthcare - 2.6%
Caremark Rx, Inc.(a)	700	28,035
Community Health Systems, Inc.(a)	100	3,645
Covance, Inc.(a)	200	9,128
Coventry Health Care, Inc.(a)	650	44,479
DaVita, Inc.(a)	600	24,180
Express Scripts, Inc.(a) (b)	500	44,820
HCA, Inc.	1,400	78,176
Health Management Associates, Inc. Class A	800	19,784
Laboratory Corp. of America Holdings(a)	1,000	49,500
Lincare Holdings, Inc.(a)	600	25,608

	Number of Shares	Market Value
Manor Care, Inc.	200	$6,670
Pacificare Health Systems(a)	400	23,904
Triad Hospitals, Inc.(a) (b)	100	5,125
UnitedHealth Group, Inc.	2,700	255,177
VCA Antech, Inc.(a) (b)	200	4,656
		622,887
Heavy Construction - 0.0%
Hovnanian K. Enterprises, Inc.(a)	100	5,077
Home Construction, Furnishings & Appliances - 0.8%
Centex Corp.	300	17,316
D.R. Horton, Inc.	733	22,356
Fossil, Inc.(a)	100	2,326
Harman International Industries	200	15,716
Hillenbrand Industries, Inc.	100	5,522
HNI Corp.	200	10,132
KB Home	400	22,800
Leggett & Platt, Inc.	200	5,392
Lennar Corp.	600	30,882
Maytag Corp.(b)	100	969
MDC Holdings, Inc.	130	8,499
Miller (Herman), Inc.(b)	300	8,580
Mohawk Industries, Inc.(a) (b)	100	7,781
Pulte Homes, Inc.	200	14,290
The Ryland Group, Inc.	100	6,140
Standard-Pacific Corp.	100	7,161
Toll Brothers, Inc.(a) (b)	200	15,160
		201,022
Household Products - 0.9%
Black & Decker Corp.	600	50,178
The Clorox Co.	800	50,640
Corning, Inc.(a)	800	11,000
Fortune Brands, Inc.	600	50,748
Newell Rubbermaid, Inc.(b)	100	2,173
Sherwin-Williams Co.	1,300	57,941
		222,680
Industrial – Distribution - 0.0%
Grainger (W.W.), Inc.	100	5,529
Hughes Supply, Inc.	200	5,220
		10,749
Industrial – Diversified - 1.9%
3M Co.	3,300	252,351
Danaher Corp.	1,000	50,630
Illinois Tool Works, Inc.	1,500	125,730
ITT Industries, Inc.	200	18,092
		446,803

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Information Retrieval Services - 1.0%
ChoicePoint, Inc.(a)	200	$7,894
Juniper Networks, Inc.(a)	2,500	56,475
Yahoo!, Inc.(a) (b)	4,900	169,099
		233,468
Insurance - 3.7%
Aetna, Inc.	700	51,359
AFLAC, Inc.(b)	2,000	81,300
Ambac Financial Group, Inc.	200	13,370
American International Group, Inc.	6,300	320,355
Berkley (W.R.) Corp.	1,200	39,000
Brown & Brown, Inc.	200	8,750
Fremont General Corp.(b)	200	4,338
Gallagher (Arthur J.) & Co.	300	8,352
Genworth Financial, Inc. Cl. A	1,600	44,720
HCC Insurance Holdings, Inc.	700	24,899
Marsh & McLennan Companies, Inc.	400	11,212
Progressive Corp.	200	18,254
Prudential Financial, Inc.	600	34,290
Radian Group, Inc.	200	8,886
Unitrin, Inc.	900	40,950
WellChoice, Inc.(a)	100	5,620
WellPoint, Inc.(a)	1,212	154,833
		870,488
Internet Content - 0.0%
BEA Systems, Inc.(a)	1,500	10,350
Lodging - 1.1%
Choice Hotels International, Inc.	400	24,208
Hilton Hotels Corp.	3,300	72,039
Marriott International, Inc. Cl. A	1,600	100,400
MGM Mirage(a)	100	6,981
Starwood Hotels & Resorts Worldwide, Inc.	700	38,038
Station Casinos, Inc.	200	12,906
		254,572
Machinery & Components - 0.6%
Baker Hughes, Inc.(b)	1,600	70,592
Cooper Cameron Corp.(a)	100	5,494
Dover Corp.	700	25,452
FMC Technologies, Inc.(a)	100	3,033
Graco, Inc.	300	10,131
Grant Prideco, Inc.(a)	600	13,308
Pall Corp.	100	2,683

	Number of Shares	Market Value
Roper Industries, Inc.	200	$13,534
Timken Co.	100	2,484
		146,711
Manufacturing - 1.0%
American Standard Companies, Inc.	1,700	76,007
Applied Materials, Inc.(a)	7,900	117,473
Lam Research Corp.(a)	1,000	25,650
Millipore Corp.(a) (b)	200	9,644
		228,774
Medical Supplies - 4.1%
Agilent Technologies, Inc.(a)	200	4,150
Allergan, Inc.	400	28,156
Bard (C.R.), Inc.	400	28,468
Bausch & Lomb, Inc.(b)	200	15,000
Baxter International, Inc.	2,600	96,460
Beckman Coulter, Inc.	200	13,342
Becton, Dickinson & Co.	1,300	76,076
Boston Scientific Corp.(a) (b)	1,900	56,202
Cooper Cos., Inc.(b)	100	6,755
Dade Behring Holdings, Inc.(a)	300	18,501
Dentsply International, Inc.	550	30,063
Edwards Lifesciences Corp.(a) (b)	500	22,020
Fisher Scientific International(a) (b)	480	28,502
Guidant Corp.	1,400	103,712
Medtronic, Inc.	3,300	173,910
Mettler-Toledo International, Inc.(a)	1,000	45,850
Patterson Cos., Inc.(a)	500	25,275
Resmed, Inc.(a)	100	6,210
Respironics, Inc.(a)	200	12,638
St. Jude Medical, Inc.(a)	1,600	62,448
Stryker Corp.	800	38,840
Tektronix, Inc.	100	2,166
Thermo Electron Corp.(a)	700	17,486
Varian Medical Systems, Inc.(a) (b)	800	26,992
Waters Corp.(a)	500	19,815
		959,037
Metals & Mining - 0.9%
Alcoa, Inc.	100	2,902
Consol Energy, Inc.(b)	200	8,648
Freeport-McMoRan Copper & Gold, Inc. Cl. B	500	17,330
Nucor Corp.(b)	1,200	61,320
Precision Castparts Corp.	500	36,830

	Number of Shares	Market Value
Southern Peru Copper Corp.(b)	1,500	$76,710
Worthington Industries, Inc.	200	3,252
		206,992
Pharmaceuticals - 16.4%
Abbott Laboratories	7,300	358,868
AmerisourceBergen Corp.(b)	174	10,663
Amgen, Inc.(a)	4,000	232,840
Barr Pharmaceuticals(a)	325	16,855
Biogen Idec, Inc.(a) (b)	200	7,248
Bristol-Myers Squibb Co.	2,800	72,800
Cardinal Health, Inc.	2,000	111,140
Celgene Corp.(a) (b)	100	3,791
Cephalon, Inc.(a) (b)	200	8,780
Charles River Laboratories International, Inc.(a) (b)	200	9,474
Eli Lilly & Co.	2,200	128,634
Endo Pharmaceuticals Holdings, Inc.(a)	200	3,970
Forest Laboratories, Inc.(a) (b)	1,700	60,656
Genentech, Inc.(a)	400	28,376
Genzyme Corp.(a)	1,100	64,372
Gilead Sciences, Inc.(a)	2,100	77,931
Henry Schein, Inc.(a)	300	11,253
ImClone Systems, Inc.(a) (b)	100	3,185
Invitrogen Corp.(a)	100	7,327
Johnson & Johnson	14,700	1,008,861
McKesson Corp.	1,300	48,100
Medco Health Solutions, Inc.(a)	700	35,679
Medicis Pharmaceutical Corp. Cl. A(b)	200	5,620
Merck & Co., Inc.	7,700	261,030
Mylan Laboratories, Inc.(b)	50	825
NBTY, Inc.(a)	300	6,396
OSI Pharmaceuticals, Inc.(a)	100	4,734
Pfizer, Inc.	36,200	983,554
Schering-Plough Corp.	6,900	144,003
Sepracor, Inc.(a) (b)	100	5,992
Sigma-Aldrich Corp.	100	5,843
Watson Pharmaceutical, Inc.(a)	100	3,000
Wyeth	3,300	148,302
		3,880,102
Prepackaged Software - 6.4%
Activision, Inc.(a)	666	9,630
Adobe Systems, Inc.	1,700	101,099
BMC Software, Inc.(a)	300	4,860

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Citrix Systems, Inc.(a)	1,500	$33,750
Computer Associates International, Inc.	1,900	51,110
DST Systems, Inc.(a)	300	13,620
Electronic Arts, Inc.(a) (b)	100	5,339
Fair Isaac Corp.	400	13,152
Intuit, Inc.(a)	1,500	60,450
McAfee, Inc.(a)	1,900	39,729
Microsoft Corp.	27,700	700,810
Novell, Inc.(a)	900	5,319
Oracle Corp.(a) (b)	23,800	275,128
Pixar, Inc.(a)	1,000	45,740
Red Hat, Inc.(a) (b)	100	1,075
Siebel Systems, Inc.(a)	100	900
SunGard Data Systems, Inc.(a)	1,700	56,780
Symantec Corp.(a)	3,000	56,340
Veritas Software Corp.(a)	1,700	35,003
		1,509,834
Real Estate - 0.1%
The St. Joe Co.	200	13,918
Restaurants - 0.6%
Applebee's International, Inc.(b)	400	9,912
Brinker International, Inc.(a)	400	13,520
Darden Restaurants, Inc.	1,400	42,000
Yum! Brands, Inc.	1,400	65,744
		131,176
Retail - 7.4%
Amazon.Com, Inc.(a)	300	9,708
AutoZone, Inc.(a)	300	24,900
Barnes & Noble, Inc.(a)	1,100	39,160
Best Buy Co., Inc.	1,200	60,408
Carmax, Inc.(a)	300	8,184
Circuit City Stores, Inc.	4,100	64,780
Costco Wholesale Corp.	200	8,116
CVS Corp.	100	5,158
Dollar General Corp.	1,500	30,525
eBay, Inc.(a)	1,900	60,287
Foot Locker, Inc.	300	7,998
The Home Depot, Inc.	10,700	378,459
Kohl's Corp.(a)	200	9,520
Lowe's Companies, Inc.	1,400	72,954
Marvel Enterprises, Inc.(a) (b)	350	6,860
Michaels Stores, Inc.	1,400	46,480
MSC Industrial Direct Co. Cl. A	200	5,374
O'Reilly Automotive, Inc.(a)	200	10,264
PETCO Animal Supplies, Inc.(a)	100	3,130

	Number of Shares	Market Value
Staples, Inc.	3,750	$71,513
Target Corp.	4,700	218,080
TJX Companies, Inc.	1,400	31,710
Walgreen Co.	2,100	90,426
Wal-Mart Stores, Inc.	10,200	480,828
		1,744,822
Retail – Grocery - 0.1%
Whole Foods Market, Inc.(b)	300	29,916
Telephone Utilities - 0.4%
Adtran, Inc.	200	4,146
Nextel Partners, Inc. Cl. A(a) (b)	400	9,408
Sprint Corp. (FON Group)(b)	1,500	33,390
West Corp.(a)	1,500	48,585
Western Wireless Corp. Cl. A(a) (b)	200	7,838
		103,367
Toys, Games - 0.1%
Mattel, Inc.	700	12,635
Transportation - 1.6%
CNF, Inc.	1,300	55,575
FedEx Corp.	1,100	93,445
J.B. Hunt Transport Services, Inc.	300	11,727
Polaris Industries, Inc.	200	11,512
Robinson (C.H.) Worldwide, Inc.	400	20,640
United Parcel Service, Inc. Class B	2,700	192,537
		385,436
TOTAL EQUITIES (Cost $23,322,750)		23,524,788
	Principal Amount
SHORT-TERM INVESTMENTS - 11.5%
Cash Equivalents - 10.7%(c)
American Beacon Money Market Fund	37,989	37,989
Bank of America Bank Note 2.770% 06/01/2005	$69,510	69,510
Bank of America Bank Note 2.770% 07/18/2005	37,428	37,428

	Principal Amount	Market Value
Bank of America Bank Note 2.800% 06/09/2005	$37,428	$37,428
Bank of America Bank Note 2.820% 05/16/2005	53,469	53,469
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	49,279	49,279
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	50,825	50,825
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	21,388	21,388
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	53,469	53,469
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	53,469	53,469
BGI Institutional Money Market Fund	212,623	212,623
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	37,428	37,428
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	10,694	10,694
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	26,735	26,735
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	26,546	26,546
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	106,938	106,938
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	21,388	21,388
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	106,938	106,938
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	32,082	32,082
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	44,488	44,488

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	$30,244	$30,244
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	74,738	74,738
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	42,775	42,775
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	53,469	53,469
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	37,428	37,428
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	37,741	37,741
Freddie Mac Discount Note 2.730% 05/02/2005	27,523	27,523
Freddie Mac Discount Note 2.740% 05/03/2005	80,504	80,504
General Electric Capital Corp. 2.910% 05/23/2005	26,735	26,735
General Electric Capital Corp. 2.940% 06/03/2005	74,320	74,320
General Electric Capital Corp. 2.970% 06/10/2005	27,849	27,849
Goldman Sachs Financial Square Prime Obligations Money Market Fund	10,694	10,694
HSBC Banking/Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	26,735	26,735
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	76,566	76,566
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	37,428	37,428
Merrill Lynch Premier Institutional Money Market Fund	51,172	51,172
Merrimac Cash Fund, Premium Class	104,235	104,235
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	106,938	106,938
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	43,189	43,189

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	$106,938	$106,938
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	53,469	53,469
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	21,621	21,621
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	5,347	5,347
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	21,388	21,388
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	75,613	75,613
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	21,388	21,388
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	29,517	29,517
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	18,121	18,121
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	38,728	38,728
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	27,047	27,047
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	49,622	49,622
		2,529,196
Repurchase Agreement - 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	178,762	178,762
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		2,707,958
TOTAL INVESTMENTS - 111.2% (Cost $26,030,708)(e)		26,232,746
Other Assets/ (Liabilities) - (11.2%)		(2,647,251)
NET ASSETS - 100.0%		$23,585,495

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $178,792. Collateralized by U.S. Government Agency obligation with a rate of 3.454%, maturity date of 07/15/2031, and an aggregate market value, including accrued interest, of $187,963.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 94.7%
Advertising - 0.4%
Catalina Marketing Corp.(a)	16,022	$372,511
Apparel, Textiles & Shoes - 4.1%
Casual Male Retail Group, Inc.(a) (b)	170,316	1,125,789
Interface, Inc. Cl. A(b)	201,346	1,208,076
Kellwood Co.	37,655	961,709
Talbots, Inc.(a)	29,400	751,170
		4,046,744
Automotive & Parts - 2.3%
Cooper Tire & Rubber Co.(a)	65,164	1,137,112
Rush Enterprises, Inc. Cl. A(b)	80,800	1,182,104
		2,319,216
Banking, Savings & Loans - 16.3%
Center Financial Corp.	48,650	970,081
Commercial Capital Bancorp, Inc.(a)	68,022	1,074,067
Community Bancorp/NV(b)	15,200	365,104
Dearborn Bancorp, Inc.(b)	46,657	1,221,947
EuroBancshares, Inc.(b)	77,902	1,095,302
Harrington West Financial Group, Inc.	54,429	876,307
Main Street Banks, Inc.	30,075	712,477
New York Community Bancorp, Inc.	28,427	503,158
Pacific Capital Bancorp	35,826	1,032,864
Preferred Bank/ Los Angeles, CA	10,900	411,366
PrivateBancorp, Inc.	34,785	1,087,031
Santander BanCorp	51,180	1,134,149
Sterling Financial Corp.(b)	28,176	921,073
Sun Bancorp, Inc., NJ(b)	57,674	1,154,057
UCBH Holdings, Inc.	62,980	990,675
Valley Bancorp(b)	23,805	630,832
Virginia Commerce Bancorp(a) (b)	45,502	1,219,909
W Holding Co., Inc.	90,563	732,655
		16,133,054
Broadcasting, Publishing & Printing - 1.0%
RH Donnelley Corp.(b)	17,874	1,017,924
Building Materials & Construction - 0.7%
US Concrete, Inc.(a) (b)	109,175	657,234
Chemicals - 3.2%
Applied Films Corp.(b)	40,862	977,010

	Number of Shares	Market Value
PolyOne Corp.(b)	112,000	$864,640
Spartech Corp.	66,255	1,289,985
		3,131,635
Commercial Services - 4.0%
Asset Acceptance Capital Corp.(b)	67,602	1,382,461
ITT Educational Services, Inc.(a) (b)	27,969	1,286,015
Universal Technical Institute, Inc.(b)	36,161	1,262,381
		3,930,857
Communications - 1.7%
Comtech Telecommunications(b)	32,723	1,148,905
Tollgrade Communications, Inc.(b)	75,863	535,593
		1,684,498
Computer Integrated Systems Design - 2.0%
Mentor Graphics Corp.(a) (b)	81,175	725,705
Radiant Systems, Inc.(b)	142,500	1,225,500
		1,951,205
Computer Programming Services - 1.5%
Covansys Corp.(b)	80,170	808,915
Stellent, Inc.(b)	93,356	658,160
		1,467,075
Computers & Information - 1.2%
Paxar Corp.(b)	65,701	1,177,362
Containers - 0.5%
Intertape Polymer Group, Inc.(b)	62,783	498,497
Electrical Equipment & Electronics - 3.3%
Benchmark Electronics, Inc.(b)	44,095	1,192,329
C&D Technologies, Inc.	59,413	417,673
Technitrol, Inc.	56,930	738,951
Tyler Technologies, Inc.(b)	156,449	904,275
		3,253,228
Energy - 2.8%
Energen Corp.	36,036	2,232,430
Energy Partners, Ltd.(a) (b)	26,000	594,360
		2,826,790

	Number of Shares	Market Value
Entertainment & Leisure - 1.5%
Steinway Musical Instruments, Inc.(b)	47,687	$1,440,624
Financial Services - 6.5%
Ashford Hospitality Trust, Inc. REIT	20,200	206,848
Bancorp, Inc./ Wilmington DE(b)	105,120	1,627,258
Greenhill & Co., Inc.	30,778	969,507
Sanders Morris Harris Group, Inc.	95,848	1,773,188
SL Green Realty Corp.	31,362	1,913,082
		6,489,883
Foods - 3.0%
John B. Sanfilippo & Son(b)	66,626	1,496,420
United Natural Foods, Inc.(b)	55,707	1,492,948
		2,989,368
Heavy Machinery - 1.2%
Manitowoc Co.	30,600	1,224,000
Home Construction, Furnishings & Appliances - 4.3%
Mohawk Industries, Inc.(a) (b)	24,907	1,938,014
Movado Group, Inc.	145,635	2,340,354
		4,278,368
Industrial – Distribution - 1.7%
Hughes Supply, Inc.	66,529	1,736,407
Industrial – Diversified - 5.6%
Carlisle Companies, Inc.	42,750	3,070,305
Harsco Corp.	45,428	2,437,212
		5,507,517
Insurance - 6.8%
American Safety Insurance Holdings, Ltd.(b)	55,400	798,314
Bristol West Holdings, Inc.	51,896	782,592
Delphi Financial Group, Inc. Cl. A	39,512	1,640,538
EMC Insurance Group, Inc.	82,409	1,421,555
ProAssurance Corp.(a) (b)	32,938	1,235,504
United Fire & Casualty Co.	26,504	897,956
		6,776,459
Medical Supplies - 5.0%
Cuno, Inc.(b)	34,043	1,726,661
FEI Co.(a) (b)	45,381	818,219

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
PolyMedica Industries, Inc.	45,488	$1,409,673
PSS World Medical, Inc.(b)	90,508	1,010,069
		4,964,622
Metals & Mining - 1.2%
Massey Energy Co.	33,073	1,194,266
Miscellaneous - 0.5%
Enesco Group Inc.(b)	84,959	476,620
Pharmaceuticals - 2.2%
Inverness Medical Innovations, Inc.(a) (b)	45,541	1,072,946
Prestige Brands Holdings, Inc.(b)	63,300	1,139,400
		2,212,346
Real Estate - 1.6%
WCI Communities, Inc.(a) (b)	55,012	1,541,986
Restaurants - 0.9%
Checkers Drive-In Restaurant(b)	71,717	878,533
Retail - 4.8%
BJ's Wholesale Club, Inc.(b)	51,268	1,366,292
Cash America International, Inc.	57,991	861,166
Central Garden & Pet Co.(b)	50,293	2,091,686
Hancock Fabrics, Inc.	67,000	396,640
		4,715,784
Transportation - 2.9%
Marten Transport Ltd.(b)	62,925	1,195,575
Wabtec Corp.	84,202	1,684,040
		2,879,615
TOTAL EQUITIES (Cost $82,589,134)		93,774,228
	Principal Amount
SHORT-TERM INVESTMENTS - 19.7%
Cash Equivalents - 14.1%(c)
American Beacon Funds Money Market Fund	209,127	209,127
Bank of America Bank Note 2.770% 06/01/2005	$382,646	382,646

	Principal Amount	Market Value
Bank of America Bank Note 2.770% 07/18/2005	$206,040	$206,040
Bank of America Bank Note 2.800% 06/09/2005	206,040	206,040
Bank of America Bank Note 2.820% 05/16/2005	294,343	294,343
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	271,275	271,275
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	279,788	279,788
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	117,737	117,737
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	294,343	294,343
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	294,343	294,343
BGI Institutional Money Market Fund	1,170,469	1,170,469
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	206,040	206,040
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	58,869	58,869
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	147,172	147,172
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	146,134	146,134
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	588,686	588,686
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	117,737	117,737
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	588,686	588,686
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	176,606	176,606

	Principal Amount	Market Value
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	$244,903	$244,903
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	166,488	166,488
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	411,424	411,424
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	235,474	235,474
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	294,343	294,343
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	206,040	206,040
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	207,759	207,759
Freddie Mac Discount Note 2.730% 05/02/2005	151,511	151,511
Freddie Mac Discount Note 2.740% 05/03/2005	443,166	443,166
General Electric Capital Corp. 2.910% 05/23/2005	147,172	147,172
General Electric Capital Corp. 2.940% 06/03/2005	409,124	409,124
General Electric Capital Corp. 2.970% 06/10/2005	153,302	153,302
Goldman Sachs Financial Square Prime Obligations Money Market Fund	58,869	58,869
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	147,172	147,172
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	421,487	421,487
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	206,040	206,040
Merrill Lynch Premier Institutional Money Market Fund	281,697	281,697

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Merrimac Cash Fund, Premium Class	573,806	$573,806
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	$588,686	588,686
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	237,747	237,747
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	588,686	588,686
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	294,343	294,343
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	119,023	119,023
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	29,434	29,434
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	117,737	117,737
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	416,244	416,244
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	117,737	117,737
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	162,488	162,488
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	99,755	99,755
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	213,196	213,196
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	148,893	148,893
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	273,165	273,165
		13,922,992

	Principal Amount	Market Value
Repurchase Agreement - 5.6%
Investors Bank & Trust Co. Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	$5,597,690	$5,597,690
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		19,520,682
TOTAL INVESTMENTS - 114.4% (Cost $102,109,816)(e)		113,294,910
Other Assets/ (Liabilities) - (14.4%)		(14,235,594)
NET ASSETS - 100.0%		$99,059,316

Notes to Portfolio of Investments

(a)  Denotes all or a portion of security on loan.

(b)  Non-income producing security.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $5,598,628. Collateralized by U.S. Government Agency obligation with a rate of 5.375%, maturity date of 01/25/2029, and an aggregate market value, including accrued interest, of $5,877,575.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 93.1%
Air Transportation - 0.6%
SkyWest, Inc.	287,900	$5,205,232
Apparel, Textiles & Shoes - 1.9%
Carter's, Inc.(a)	449,500	16,955,140
Automotive & Parts - 0.8%
Modine Manufacturing Co.	247,400	6,699,592
Banking, Savings & Loans - 10.0%
Alabama National Bancorp	51,200	2,927,616
Financial Institutions, Inc.	74,000	1,360,120
First Republic Bank	716,025	22,404,422
Hanmi Financial Corp.	843,400	12,355,810
Pacific Capital Bancorp(b)	511,821	14,755,799
Sterling Bancorp-NY	538,138	12,382,555
UMB Financial Corp.	175,700	9,510,641
Webster Financial Corp.	279,242	12,691,549
		88,388,512
Broadcasting, Publishing & Printing - 3.8%
Gray Television, Inc.	1,108,700	14,579,405
Lin TV Corp. Cl. A(a) (b)	708,400	11,043,956
Saga Communications, Inc. Cl. A(a)	550,268	8,094,442
		33,717,803
Chemicals - 3.1%
MacDermid, Inc.	435,300	13,211,355
Spartech Corp.	731,300	14,238,411
		27,449,766
Commercial Services - 7.6%
ADVO, Inc.	583,200	16,801,992
Arbitron, Inc.(b)	598,100	25,311,592
G&K Services, Inc. Cl. A	437,900	16,806,602
Wright Express Corp.(a) (b)	499,300	8,338,310
		67,258,496
Computer Integrated Systems Design - 0.9%
Ansoft Corp.(a)	351,300	8,150,160
Cosmetics & Personal Care - 0.7%
Revlon, Inc. Cl. A(a)	2,072,000	6,091,680
Electrical Equipment & Electronics - 8.5%
Actel Corp.(a)	434,000	6,089,020
Baldor Electric Co.	540,000	13,446,000
Cognex Corp.	481,000	10,505,040
Micrel, Inc.(a)	1,422,800	13,374,320
Mykrolis Corp.(a)	1,442,800	18,395,700

	Number of Shares	Market Value
Teleflex, Inc.(b)	258,100	$13,800,607
		75,610,687
Energy - 7.3%
Headwaters, Inc.(a) (b)	453,300	14,492,001
Rowan Companies, Inc.	368,300	9,770,999
RPC, Inc.	652,200	9,482,988
Unit Corp.(a)	338,700	12,992,532
W-H Energy Services, Inc.(a)	806,500	17,759,130
		64,497,650
Financial Services - 8.0%
Boston Private Financial Holdings, Inc.	233,500	5,216,390
Chittenden Corp.	364,250	9,146,318
Eaton Vance Corp.	1,310,000	30,693,300
Fidelity Bankshares, Inc.	349,050	8,049,093
Jefferies Group, Inc.(b)	491,400	17,788,680
		70,893,781
Healthcare - 1.5%
CorVel Corp.(a)	182,800	3,754,712
LabOne, Inc.(a) (b)	281,600	9,878,528
		13,633,240
Home Construction, Furnishings & Appliances - 1.7%
Fossil, Inc.(a)	653,600	15,202,736
Household Products - 1.5%
Trex Company, Inc.(a) (b)	336,900	13,536,642
Industrial – Diversified - 1.9%
Carlisle Companies, Inc.(b)	239,400	17,193,708
Insurance - 2.8%
The Commerce Group, Inc.	160,200	9,464,616
HCC Insurance Holdings, Inc.(b)	242,000	8,607,940
IPC Holdings Limited	192,100	7,228,723
		25,301,279
Machinery & Components - 12.7%
Actuant Corp. Cl. A(a)	322,700	13,743,793
Global Power Equipment Group, Inc.(a) (b)	2,122,600	19,230,756
Helix Technology Corp.(b)	584,700	7,042,712
IDEX Corp.	583,700	21,742,825
Kaydon Corp.(b)	615,100	16,878,344
Roper Industries, Inc.	505,200	34,186,884
		112,825,314

	Number of Shares	Market Value
Medical Supplies - 4.0%
Coherent, Inc.(a)	665,600	$21,352,448
II-VI, Inc.(a)	436,588	6,203,916
Mine Safety Appliances Co.	216,300	7,721,910
		35,278,274
Metals & Mining - 0.2%
Foundation Coal Holdings, Inc.(b)	65,500	1,529,425
Pharmaceuticals - 2.7%
Taro Pharmaceutical Industries Limited(a) (b)	365,300	10,615,618
Valeant Pharmaceuticals International(b)	628,900	13,049,675
		23,665,293
Prepackaged Software - 1.2%
Dendrite International, Inc.(a)	694,515	10,709,421
Restaurants - 1.3%
RARE Hospitality International, Inc.(a)	413,431	11,501,650
Retail - 1.4%
Coldwater Creek, Inc.(a)	765,300	12,795,816
Telephone Utilities - 0.1%
Iowa Telecommunications Services, Inc.	69,900	1,335,090
Transportation - 6.9%
Heartland Express, Inc.	834,635	15,474,133
Knight Transportation, Inc.	355,700	7,515,941
Landstar System, Inc.(a)	757,000	23,202,050
Robinson (C.H.) Worldwide, Inc.	285,100	14,711,160
		60,903,284
TOTAL EQUITIES (Cost $694,316,447)		826,329,671
	Principal Amount
SHORT-TERM INVESTMENTS - 21.2%
Cash Equivalents - 14.3%(c)
American Beacon Money Market Fund	1,906,420	1,906,420
Bank of America Bank Note 2.770% 06/01/2005	$3,488,237	3,488,237

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of America Bank Note 2.770% 07/18/2005	$1,878,281	$1,878,281
Bank of America Bank Note 2.800% 06/09/2005	1,878,281	1,878,281
Bank of America Bank Note 2.820% 05/16/2005	2,683,259	2,683,259
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	2,472,963	2,472,963
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	2,550,570	2,550,570
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	1,073,304	1,073,304
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	2,683,259	2,683,259
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	2,683,259	2,683,259
BGI Institutional Money Market Fund	10,670,103	10,670,103
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,878,281	1,878,281
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	536,652	536,652
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	1,341,629	1,341,629
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	1,332,172	1,332,172
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	5,366,518	5,366,518
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	1,073,304	1,073,304
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	5,366,518	5,366,518
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	1,609,955	1,609,955

	Principal Amount	Market Value
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	$2,232,557	$2,232,557
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	1,517,723	1,517,723
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	3,750,577	3,750,577
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	2,146,607	2,146,607
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	2,683,259	2,683,259
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	1,878,281	1,878,281
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	1,893,950	1,893,950
Freddie Mac Discount Note 2.730% 05/02/2005	1,381,190	1,381,190
Freddie Mac Discount Note 2.740% 05/03/2005	4,039,941	4,039,941
General Electric Capital Corp. 2.910% 05/23/2005	1,341,629	1,341,629
General Electric Capital Corp. 2.940% 06/03/2005	3,729,608	3,729,608
General Electric Capital Corp. 2.970% 06/10/2005	1,397,513	1,397,513
Goldman Sachs Financial Square Prime Obligations Money Market Fund	536,652	536,652
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	1,341,629	1,341,629
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	3,842,318	3,842,318
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	1,878,281	1,878,281

	Principal Amount	Market Value
Merrill Lynch Premier Institutional Money Market Fund	2,567,975	$2,567,975
Merrimac Cash Fund, Premium Class	5,230,873	5,230,873
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	$5,366,518	5,366,518
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	2,167,325	2,167,325
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	5,366,518	5,366,518
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	2,683,259	2,683,259
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	1,085,029	1,085,029
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	268,326	268,326
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	1,073,304	1,073,304
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	3,794,516	3,794,516
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	1,073,304	1,073,304
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	1,481,253	1,481,253
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	909,374	909,374
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	1,943,517	1,943,517
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	1,357,320	1,357,320
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	2,490,194	2,490,194
		126,923,285

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreement - 6.9%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	$60,905,276	$60,905,276
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		187,828,561
TOTAL INVESTMENTS - 114.3% (Cost $882,145,008)(e)		1,014,158,232
Other Assets/ (Liabilities) - (14.3%)		(127,111,811)
NET ASSETS - 100.0%		$887,046,421

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $60,915,478. Collateralized by U.S. Government Agency obligations with rates ranging from 3.470% - 6.375%, maturity dates ranging from 07/25/2014 - 01/20/2034, and an aggregate market value, including accrued interest, of $63,962,049.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.4%
Advertising - 0.8%
JC Decaux SA(a) (b)	90,000	$2,393,906
WPP Group PLC	196,900	2,149,853
		4,543,759
Aerospace & Defense - 4.2%
Boeing Co.	50,700	3,017,664
Empresa Brasileira de Aeronautica SA, ADR(b)	172,900	4,986,436
European Aeronautic Defense and Space Co.(b)	184,960	5,304,960
Lockheed Martin Corp.	42,700	2,602,565
Northrop Grumman Corp.	45,400	2,489,736
Raytheon Co.	104,800	3,941,528
		22,342,889
Apparel, Textiles & Shoes - 3.2%
Coach, Inc.(a)	104,400	2,797,920
Gap (The), Inc.	95,100	2,030,385
Hennes & Mauritz AB-Class B(b)	353,600	12,317,705
		17,146,010
Automotive & Parts - 1.3%
Porsche AG Preferred(b)	4,100	2,673,853
Toyota Motor Corp.	120,800	4,389,272
		7,063,125
Banking, Savings & Loans - 8.6%
ABN AMRO Holding NV	71,300	1,758,348
Anglo Irish Bank Corp. PLC	269,800	3,124,029
Australia & New Zealand Banking Group, Ltd.	82,800	1,405,337
Bayerische Hypo-und Vereinsbank AG(a)	79,056	1,885,690
Credit Saison Co., Ltd.	86,800	2,965,263
Credit Suisse Group	68,558	2,910,916
HSBC Holdings PLC	353,600	5,665,643
ICICI Bank, Ltd., Sponsored ADR(b)	215,200	3,890,816
JPMorgan Chase & Co.	142,500	5,057,325
Northern Trust Corp.	122,500	5,516,175
Resona Holdings, Inc.(a)	1,105,800	2,085,625
Royal Bank of Scotland Group PLC	330,100	9,991,886
		46,257,053
Beverages - 1.4%
Cia de Bebidas das Americas, ADR	101,200	2,742,520

	Number of Shares	Market Value
Fomento Economico Mexicano SA de CV	517,800	$2,638,085
Grupo Modelo SA-Class C	715,200	2,031,498
		7,412,103
Broadcasting, Publishing & Printing - 3.2%
Grupo Televisa SA, Sponsored ADR	77,000	4,325,860
Pearson PLC	298,670	3,642,399
Reed Elsevier PLC	258,800	2,539,220
Singapore Press Holdings, Ltd.	1,061,800	2,830,008
Television Broadcasts, Ltd.	793,400	3,994,193
		17,331,680
Commercial Services - 1.8%
Affymetrix, Inc.(a) (b)	75,100	3,462,861
JGC Corp.	88,600	907,370
Quest Diagnostics	49,300	5,215,940
		9,586,171
Communications - 13.1%
France Telecom SA(a)	164,100	4,840,295
KDDI Corp.	1,600	7,388,823
Qualcomm, Inc.	124,600	4,347,294
Sirius Satellite Radio, Inc.(a) (b)	2,407,500	11,459,700
SK Telecom Co., Ltd., ADR(b)	278,200	5,413,772
Tandberg ASA(b)	254,600	2,609,721
Telefonaktiebolaget LM Ericsson-Class B(b)	4,928,300	14,752,046
Vodafone Group PLC	7,392,500	19,358,369
		70,170,020
Computer & Other Data Processing Service - 0.9%
SAP AG	30,700	4,865,547
Computer Integrated Systems Design - 0.8%
Cadence Design Systems, Inc.(a)	160,800	2,251,200
Sun Microsystems, Inc.(a)	627,700	2,278,551
		4,529,751
Computers & Information - 2.4%
Canon, Inc.	38,100	1,982,797
Cisco Systems, Inc.(a)	166,500	2,877,120
International Business Machines Corp.	59,900	4,575,162
International Game Technology	134,500	3,616,705
		13,051,784

	Number of Shares	Market Value
Cosmetics & Personal Care - 3.4%
The Gillette Co.(b)	93,100	$4,807,684
Reckitt Benckiser PLC	361,900	11,788,482
Shiseido Co., Ltd.	130,800	1,662,934
		18,259,100
Data Processing & Preparation - 0.4%
IMS Health, Inc.	95,500	2,290,090
Electric Utilities - 0.3%
Energias de Portugal SA	628,900	1,713,898
Electrical Equipment & Electronics - 7.3%
Advanced Micro Devices, Inc.(a) (b)	346,300	4,927,849
Altera Corp.(a)	76,000	1,575,480
Cree, Inc.(a)	44,000	1,064,360
International Rectifier Corp.(a)	31,800	1,352,772
Keyence Corp.	12,000	2,651,752
Koninklijke Philips Electronics NV	240,900	6,051,534
Murata Manufacturing Co., Ltd.	40,200	1,996,763
National Semiconductor Corp.(b)	199,400	3,804,552
Omron Corp.	24,400	530,813
Samsung Electronics Co., Ltd.	11,450	5,247,404
Silicon Laboratories, Inc.(a) (b)	28,600	726,440
Sony Corp.	140,500	5,172,380
Taiwan Semiconductor Manufacturing Co., Ltd.	2,520,000	4,207,366
		39,309,465
Energy - 8.2%
BP PLC, Sponsored ADR	73,400	4,470,060
Burlington Resources, Inc.	59,200	2,877,712
ChevronTexaco Corp.	84,400	4,388,800
EnCana Corp.(b)	64,000	4,128,933
ENI SpA	97,700	2,472,411
Fortum Oyj	110,400	1,684,169
GlobalSantaFe Corp.	161,500	5,426,400
Hong Kong & China Gas	1,445,300	2,963,299
Husky Energy, Inc.(b)	182,000	5,343,079
Neste Oil Oyj(a)	19,525	439,504
Total SA	10,500	2,347,915
Transocean, Inc.(a)	163,800	7,595,406
		44,137,688
Financial Services - 6.0%
3i Group PLC	164,600	2,017,625

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
American Express Co.	103,900	$5,475,530
Berkshire Hathaway, Inc.- Class B(a) (b)	1,300	3,637,413
Citigroup, Inc.	36,700	1,723,432
Investor AB-Class B	140,242	1,854,642
Macquarie Airports	781,200	2,062,195
MBNA Corp.	173,500	3,426,625
Morgan Stanley	101,900	5,361,978
Charles Schwab Corp. (The)(b)	160,400	1,660,140
Societe Generale-Class A(a)	51,100	5,133,337
		32,352,917
Food Retailers - 0.8%
Seven-Eleven Japan Co., Ltd.	37,300	1,048,530
Starbucks Corp.(a)	60,600	3,000,912
		4,049,442
Foods - 1.1%
Cadbury Schweppes PLC	592,100	5,972,998
Healthcare - 0.6%
Express Scripts, Inc.(a)	29,500	2,644,380
Human Genome Sciences, Inc.(a) (b)	55,300	571,802
		3,216,182
Heavy Construction - 1.0%
Technip SA(b)	31,400	5,363,622
Heavy Machinery - 0.2%
Nidec Corp.	9,300	1,089,532
Household Products - 1.0%
Corning, Inc.(a)	398,200	5,475,250
Industrial – Diversified - 1.4%
Hutchison Whampoa, Ltd.	256,000	2,296,679
Siemens AG	70,081	5,176,398
		7,473,077
Information Retrieval Services - 0.6%
Juniper Networks, Inc.(a) (b)	77,900	1,759,761
Yahoo! Japan Corp.	600	1,343,201
		3,102,962
Insurance - 3.7%
ACE, Ltd.	116,800	5,017,728
Allianz AG(b)	47,705	5,754,065
Everest Re Group, Ltd.	22,800	1,874,160
Manulife Financial Corp.(b)	67,400	3,113,552
Prudential PLC	444,770	4,023,966
		19,783,471

	Number of Shares	Market Value
Medical Supplies - 2.5%
Applera Corp. - Applied Biosystems Group	89,600	$1,899,520
Cie Generale d'Optique Essilor International SA	32,000	2,302,914
Hoya Corp.	26,700	2,787,248
Medtronic, Inc.	26,300	1,386,010
Smith & Nephew PLC	474,500	4,900,814
		13,276,506
Miscellaneous - 1.1%
LVMH Moet Hennessy Louis Vuitton SA(b)	84,580	6,022,665
Pharmaceuticals - 9.3%
Amgen, Inc.(a) (b)	82,400	4,796,504
Chugai Pharmaceutical Co., Ltd.	137,300	2,140,726
Eli Lilly & Co.(b)	28,900	1,689,783
Genentech, Inc.(a)	47,100	3,341,274
Genzyme Corp.(a)	44,600	2,614,006
Gilead Sciences, Inc.(a)	126,400	4,689,440
Millennium Pharmaceuticals, Inc.(a)	52,500	459,900
Nektar Therapeutics(a)	44,000	627,440
Novartis AG	72,500	3,558,609
Pfizer, Inc.	119,200	3,238,664
Roche Holding AG(b)	56,000	6,833,453
Sanofi-Aventis	124,900	11,144,159
Shionogi & Co., Ltd.	227,800	3,166,596
Wyeth	31,100	1,397,634
		49,698,188
Photography Equipment/Supplies - 0.4%
Nikon Corp.(b)	215,400	2,263,099
Prepackaged Software - 2.1%
Electronic Arts, Inc.(a) (b)	15,200	811,528
Intuit, Inc.(a)	51,900	2,091,570
Novell, Inc.(a) (b)	477,000	2,819,070
Symantec Corp.(a) (b)	113,700	2,135,286
Trend Micro, Inc.(a)	61,400	2,252,382
Veritas Software Corp.(a)	57,400	1,181,866
		11,291,702
Retail - 3.0%
Amazon.Com, Inc.(a) (b)	51,000	1,650,360
Circuit City Stores, Inc.	229,400	3,624,520
Dixons Group PLC	1,625,200	4,440,445
eBay, Inc.(a)	201,700	6,399,941
		16,115,266
Telephone Utilities - 0.6%
Tele Norte Leste Participacoes SA	235,000	3,446,236

	Number of Shares	Market Value
Tobacco - 0.3%
Altria Group, Inc.	23,900	$1,553,261
Transportation - 1.4%
Carnival Corp.	44,900	2,194,712
Hyundai Heavy Industries Co., Ltd.	55,000	2,814,872
Peninsular and Oriental Steam Navigation Co. (The)	438,440	2,257,596
		7,267,180
TOTAL EQUITIES (Cost $555,678,771)		528,823,689
	Principal Amount
SHORT-TERM INVESTMENTS - 21.5%
Cash Equivalents - 20.2%(c)
American Beacon Money Market Fund	1,628,837	1,628,837
Bank of America Bank Note 2.770% 06/01/2005	$2,980,332	2,980,332
Bank of America Bank Note 2.770% 07/18/2005	1,604,794	1,604,794
Bank of America Bank Note 2.800% 06/09/2005	1,604,794	1,604,794
Bank of America Bank Note 2.820% 05/16/2005	2,292,563	2,292,563
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	2,112,888	2,112,888
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	2,179,194	2,179,194
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	917,025	917,025
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	2,292,563	2,292,563
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	2,292,563	2,292,563
BGI Institutional Money Market Fund	9,116,482	9,116,482
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	1,604,794	1,604,794

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	$458,513	$458,513
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	1,146,281	1,146,281
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	1,138,201	1,138,201
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	4,585,126	4,585,126
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	917,025	917,025
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	4,585,126	4,585,126
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	1,375,538	1,375,538
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	1,907,485	1,907,485
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	1,296,736	1,296,736
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	3,204,474	3,204,474
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	1,834,050	1,834,050
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	2,292,563	2,292,563
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	1,604,794	1,604,794
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	1,618,181	1,618,181
Freddie Mac Discount Note 2.730% 05/02/2005	1,180,082	1,180,082
Freddie Mac Discount Note 2.740% 05/03/2005	3,451,705	3,451,705
General Electric Capital Corp. 2.910% 05/23/2005	1,146,281	1,146,281

	Principal Amount	Market Value
General Electric Capital Corp. 2.940% 06/03/2005	$3,186,558	$3,186,558
General Electric Capital Corp. 2.970% 06/10/2005	1,194,028	1,194,028
Goldman Sachs Financial Square Prime Obligations Money Market Fund	458,513	458,513
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	1,146,281	1,146,281
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	3,282,857	3,282,857
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	1,604,794	1,604,794
Merrill Lynch Premier Institutional Money Market Fund	2,194,066	2,194,066
Merrimac Cash Fund, Premium Class	4,469,231	4,469,231
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	4,585,126	4,585,126
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	1,851,751	1,851,751
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	4,585,126	4,585,126
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	2,292,563	2,292,563
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	927,043	927,043
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	229,256	229,256
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	917,025	917,025
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	3,242,016	3,242,016
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	917,025	917,025

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	$1,265,575	$1,265,575
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	776,964	776,964
UBS AG Eurodollar Time Deposit 2.810% 05/03/2005	1,660,531	1,660,531
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	1,159,687	1,159,687
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	2,127,609	2,127,609
		108,442,615
Repurchase Agreement - 1.3%
Investors Bank & Trust Company Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(d)	6,992,968	6,992,968
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		115,435,583
TOTAL INVESTMENTS - 119.9% (Cost $671,114,354)(e)		644,259,272
Other Assets/ (Liabilities) - (19.9%)		(106,789,079)
NET ASSETS - 100.0%		$537,470,193

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  Represents investments of security lending collateral. (Note 2).

(d)  Maturity value of $6,994,139. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 04/20/2034, and an aggregate market value, including accrued interest, of $7,342,615.

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 98.2%
Aerospace & Defense - 1.5%
Embraer - Empresa Brasileira de Aeronautica SA, Preference	1,882,519	$13,396,341
Air Transportation - 0.7%
Easy Jet Plc(a)	1,542,310	6,447,366
Apparel, Textiles & Shoes - 2.8%
Hennes & Mauritz AB - Class B(b)	402,300	14,014,176
Next PLC	275,290	7,825,377
Puma AG Rudolf Dassler Sport	9,220	2,138,127
		23,977,680
Automotive & Parts - 3.2%
Continental AG(b)	199,450	14,805,627
Porsche AG Preferred(b)	6,789	4,427,486
Toyota Motor Corp.	222,600	8,088,178
		27,321,291
Autos & Housing - 0.5%
Honda Motor Co. Limited	84,884	4,081,318
Banking, Savings & Loans - 8.9%
ABN AMRO Holding NV(b)	71,000	1,750,941
Anglo Irish Bank Corp. PLC	14,574	168,797
Anglo Irish Bank Corp. PLC	1,356,270	16,127,645
Commerzbank AG(a)	193,696	4,285,323
Credit Suisse Group(b)	101,737	4,319,668
ICICI Bank, Ltd., Sponsored ADR(b)	417,675	7,551,564
Joyo Bank Limited	1,310,000	6,543,680
Mitsubishi Tokyo Financial Group, Inc.	1,914	16,591,748
National Australia Bank	113,900	2,610,215
Royal Bank of Scotland Group PLC	542,249	16,413,400
		76,362,981
Beverages - 2.4%
Foster's Group Limited	994,158	4,005,892
Heineken NV(b)	213,300	6,829,478
Pernod-Ricard SA(b)	62,160	9,488,317
		20,323,687
Broadcasting, Publishing & Printing - 4.3%
British Sky Broadcasting Group PLC	159,603	1,657,233

	Number of Shares	Market Value
Gestevision Telecinco SA(a)	104,522	$2,408,601
Grupo Televisa SA, Sponsored ADR	113,700	6,387,666
Mediaset SpA(b)	516,400	6,767,956
Publishing & Broadcasting	213,698	2,400,048
Societe Television Francaise 1(b)	140,070	3,995,269
Sogecable SA(a) (b)	38,400	1,444,579
Vivendi Universal SA(b)	194,370	5,818,534
ZEE Telefilms Limited	2,097,302	6,320,211
		37,200,097
Building Materials & Construction - 0.5%
Sika AG(a)	6,349	4,654,224
Chemicals - 1.0%
Nufarm Ltd.	575,032	3,979,825
Syngenta AG(a)	41,439	4,323,531
		8,303,356
Commercial Services - 1.9%
Boskalis Westminster	54,854	2,019,762
BTG PLC(a)	1,873,696	5,059,444
Leighton Holdings Limited(b)	449,152	3,495,057
Prosegur, Compania de Seguridad SA	168,649	3,732,603
Randstad Holdings NV	61,056	2,505,408
		16,812,274
Communications - 8.4%
KDDI Corp.	1,940	8,958,947
Nokia Oyj	421,000	6,779,051
SK Telecom Co., Ltd., ADR(b)	194,856	3,791,898
Tandberg ASA(b)	1,112,000	11,398,310
Telefonaktiebolaget LM Ericsson - Class B(b)	5,987,700	17,923,183
Vodafone Group PLC	8,948,555	23,433,015
		72,284,404
Computer & Other Data Processing Service - 0.8%
Autonomy Corp. PLC(a)	782,293	3,063,808
Business Objects SA(a) (b)	91,990	2,401,729
Square Enix Co Ltd.	55,900	1,866,081
		7,331,618
Computer Related Services - 1.2%
Infosys Technologies Limited	231,124	10,067,530

	Number of Shares	Market Value
Computers & Information - 1.8%
Canon, Inc.	204,000	$10,616,548
Logitech International SA Registered(a)	80,700	4,680,370
		15,296,918
Consumer Services - 0.9%
Capita Group PLC	1,103,920	7,968,030
Cosmetics & Personal Care - 0.8%
L'Oreal SA(b)	94,080	6,805,458
Electrical Equipment & Electronics - 5.4%
ASM International NV(a) (b)	338,400	4,554,864
Electrocomponents PLC	770,240	3,398,290
Keyence Corp.	31,190	6,892,346
Koninklijke Philips Electronics NV	174,900	4,393,556
Nippon Electric Glass Co. Limited	550,000	8,770,532
Omron Corp.	182,021	3,959,803
Samsung Electronics Co., Ltd.	8,050	3,693,309
Sony Corp.	118,500	4,362,470
Ushio, Inc.	319,000	6,152,764
		46,177,934
Energy - 4.3%
BG Group PLC	738,630	5,728,057
BP PLC, Sponsored ADR	181,500	11,053,350
Fortum Oyj	323,900	4,941,118
Neste Oil Oyj(a) (b)	80,975	1,822,721
Total SA	60,580	13,546,281
		37,091,527
Entertainment & Leisure - 1.4%
News Corp., Inc., CDI(b)	255,197	4,054,151
UBI Soft Entertainment SA(a) (b)	45,068	1,820,578
William Hill PLC	567,590	5,863,183
		11,737,912
Financial Services - 5.5%
3i Group PLC	802,138	9,832,356
Collins Stewart Holdings PLC	1,487,551	12,021,300
Housing Development Finance Corp.	225,100	3,782,308
Marschollek Lautenschlaeger und Partner AG(b)	116,519	1,890,533
Mediobanca SpA	276,600	4,590,943

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Societe Generale - Class A(a)	89,780	$9,018,954
UBS AG Registered	51,503	4,165,103
United Internet AG Registered(b)	71,338	1,926,669
		47,228,166
Food Retailers - 0.2%
Morrison (WM) Supermarkets	568,470	2,122,319
Foods - 1.7%
Cadbury Schweppes PLC	485,760	4,900,235
Carrefour SA(b)	34,270	1,678,152
Nestle SA(b)	15,301	4,052,811
Unilever PLC	470,250	4,490,388
		15,121,586
Healthcare/Drugs - 0.4%
Astellas Pharma, Inc.	90,170	3,270,261
Heavy Construction - 2.2%
Technip SA(b)	82,150	14,032,458
Vinci SA(b)	34,180	5,174,437
		19,206,895
Heavy Machinery - 1.5%
Neomax Co Ltd.	202,023	4,806,025
Nidec Corp.	67,900	7,954,757
		12,760,782
Household Products - 0.4%
SEB SA(b)	32,146	3,314,136
Industrial – Diversified - 0.9%
Siemens AG	110,378	8,152,816
Information Retrieval Services - 0.4%
Yahoo! Japan Corp.(b)	1,506	3,371,434
Insurance - 3.2%
Alleanza Assicurazioni SpA	333,800	3,997,613
Allianz AG(b)	55,041	6,638,881
AMP Limited	1,556,892	8,262,937
Ceres Group, Inc.(a) (c)	27,000	175,500
Ceres Group, Inc., Preference(a) (c)	66,772	434,018
Ceres Group, Inc., Preference Callable(a) (c)	900,000	5,850,000
Skandia Forsakrings AB	431,500	2,047,541
		27,406,490
Manufacturing - 1.9%
Aalberts Industries NV(b)	294,304	14,141,603
Aalberts Industries NV(a)	294,304	248,044
Konica Minolta Holdings, Inc.	169,000	1,628,866
		16,018,513

	Number of Shares	Market Value
Medical Supplies - 9.9%
Art Advanced Research Technologies, Inc.(a)	1,832,027	$1,306,075
Art Advanced Research Technologies, Inc.(a)	383,000	273,045
Cie Generale d'Optique Essilor International SA	96,510	6,945,408
Hoya Corp.	62,400	6,514,019
Luxottica Group SpA(b)	453,600	9,112,858
NeuroSearch A/S(a) (b)	192,395	8,694,356
Nicox SA(a)	1,157,230	6,420,318
Novogen Limited(a)	5,446,200	19,852,005
Ortivus AB, A Shares(a)	228,600	872,377
Ortivus AB, B Shares(a)	666,410	2,641,427
SkyePharma PLC(a)	2,715,610	2,877,405
Synthes, Inc.	36,124	4,131,961
Terumo Corp.	231,600	6,882,242
William Demant Holding(a) (b)	176,900	8,472,979
		84,996,475
Metals & Mining - 2.8%
Cia Vale do Rio Doce Preferred Sponsored ADR (Brazil)(b)	425,300	9,866,960
Impala Platinum Holdings Limited	93,400	7,761,987
Rio Tinto PLC	211,499	6,399,163
		24,028,110
Miscellaneous - 1.0%
Bunzl Plc	687,620	6,732,186
LVMH Moet Hennessy Louis Vuitton SA(b)	30,960	2,204,549
		8,936,735
Pharmaceuticals - 6.3%
AstraZeneca PLC	33,470	1,472,348
GlaxoSmithKline PLC	115,150	2,907,781
H. Lundbeck AS(b)	81,900	1,937,811
Marshall Edwards, Inc.(a)	1,745,300	12,013,634
Roche Holding AG(b)	69,810	8,518,632
Sanofi-Aventis	143,013	12,760,218
Schering AG(b)	59,950	3,987,358
Shionogi & Co., Ltd.	166,000	2,307,528
Takeda Pharmaceutical Co. Limited	91,000	4,425,149
Teva Pharmaceutical Sponsored ADR (Israel)	118,500	3,701,940
		54,032,399
Real Estate - 2.6%
Daito Trust Construction Co. Limited	129,812	5,191,417

	Number of Shares	Market Value
Solidere GDR (Lebanon)(a) (d) (b)	926,087	$9,186,783
Sumitomo Realty & Development Co. Limited	707,000	8,055,176
		22,433,376
Retail - 1.8%
Compagnie Financiere Richemont AG, A Units	138,397	4,158,842
Dixons Group PLC	741,211	2,025,160
GS Home Shopping, Inc.	89,902	7,206,021
Woolworths Limited	209,364	2,520,783
		15,910,806
Retail – General - 0.8%
GUS PLC	243,530	3,893,843
Inditex SA	89,600	2,678,712
		6,572,555
Transportation - 2.0%
Carnival Corp.	134,700	6,584,136
Hyundai Heavy Industries Co., Ltd.	154,296	7,896,791
Tsakos Energy Navigation Limited	63,694	2,439,480
		16,920,407
TOTAL EQUITIES (Cost $700,492,916)		845,446,207
WARRANTS - 0.0%
Insurance
Ceres Group, Inc. Warrants, Series C-1(a) (c)	30,048	-
Ceres Group, Inc. Warrants, Series D(a) (c)	2,700	-
		-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG TERM INVESTMENTS (Cost $700,492,916)		845,446,207
	Principal Amount
SHORT-TERM INVESTMENTS - 20.5%
Cash Equivalents - 19.4%(e)
American Beacon Funds Money Market Fund	2,509,127	2,509,127

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of America Bank Note 2.770% 06/01/2005	$4,591,024	$4,591,024
Bank of America Bank Note 2.770% 06/09/2005	2,472,090	2,472,090
Bank of America Bank Note 2.800% 07/18/2005	2,472,090	2,472,090
Bank of America Bank Note 2.820% 05/16/2005	3,531,557	3,531,557
Bank of Montreal Eurodollar Time Deposit 2.920% 06/02/2005	3,254,778	3,254,778
Bank of Montreal Eurodollar Time Deposit 2.940% 05/04/2005	3,356,918	3,356,918
Barclays Eurodollar Time Deposit 2.950% 05/23/2005	1,412,623	1,412,623
Barclays Eurodollar Time Deposit 2.950% 06/14/2005	3,531,557	3,531,557
Barclays Eurodollar Time Deposit 2.980% 05/25/2005	3,531,557	3,531,557
BGI Institutional Money Market Fund	14,043,399	14,043,399
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	2,472,090	2,472,090
Branch Banker & Trust Eurodollar Time Deposit 2.940% 06/06/2005	706,311	706,311
Branch Banker & Trust Eurodollar Time Deposit 2.980% 05/26/2005	1,765,779	1,765,779
Calyon Eurodollar Time Deposit 2.900% 05/12/2005	1,753,331	1,753,331
Canadian Imperial Bank of Commerce Bank Note 3.030% 05/18/2005	7,063,110	7,063,110
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 2.850% 05/12/2005	1,412,623	1,412,623
Citigroup Eurodollar Time Deposit 2.920% 06/14/2005	7,063,114	7,063,114
Citigroup Eurodollar Time Deposit 3.090% 07/22/2005	2,118,934	2,118,934

	Principal Amount	Market Value
Den Danske Bank Eurodollar Time Deposit 2.930% 05/02/2005	$2,938,368	$2,938,368
Dexia Group Eurodollar Time Deposit 2.800% 05/05/2005	1,997,544	1,997,544
Federal Home Loan Bank Discount Note 2.730% 05/06/2005	4,936,302	4,936,302
Fortis Bank Eurodollar Time Deposit 2.950% 05/05/2005	2,825,246	2,825,246
Fortis Bank Eurodollar Time Deposit 2.970% 06/13/2005	3,531,557	3,531,557
Fortis Bank Eurodollar Time Deposit 3.000% 05/27/2005	2,472,090	2,472,090
Fortis Bank Eurodollar Time Deposit 3.010% 06/24/2005	2,492,712	2,492,712
Freddie Mac Discount Note 2.730% 05/02/2005	1,817,846	1,817,846
Freddie Mac Discount Note 2.740% 05/03/2005	5,317,147	5,317,147
General Electric Capital Corp. 2.910% 05/23/2005	1,765,779	1,765,779
General Electric Capital Corp. 2.940% 06/03/2005	4,908,704	4,908,704
General Electric Capital Corp. 2.970% 06/10/2005	1,839,330	1,839,330
Goldman Sachs Financial Square Prime Obligations Money Market Fund	706,311	706,311
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.010% 06/23/2005	1,765,779	1,765,779
JP Morgan Chase & Co. Eurodollar Time Deposit 3.000% 06/13/2005	5,057,046	5,057,046
Lloyds TSB Bank Eurodollar Time Deposit 2.870% 05/13/2005	2,472,090	2,472,090
Merrill Lynch Premier Institutional Money Market Fund	3,379,828	3,379,828

	Principal Amount	Market Value
Merrimac Cash Fund, Premium Class	6,884,585	$6,884,585
Morgan Stanley Dean Witter & Co. 3.080% 07/19/2005	$7,063,114	7,063,114
Royal Bank of Canada Eurodollar Time Deposit 2.910% 06/03/2005	2,852,513	2,852,513
Royal Bank of Scotland Eurodollar Time Deposit 2.800% 05/02/2005	7,063,114	7,063,114
Royal Bank of Scotland Eurodollar Time Deposit 2.910% 06/01/2005	3,531,557	3,531,557
Royal Bank of Scotland Eurodollar Time Deposit 2.920% 05/31/2005	1,428,055	1,428,055
Societe Generale Eurodollar Time Deposit 2.790% 05/02/2005	353,156	353,156
Societe Generale Eurodollar Time Deposit 2.800% 05/03/2005	1,412,623	1,412,623
Svenska Handlesbanken Eurodollar Time Deposit 2.800% 05/06/2005	4,994,132	4,994,132
The Bank of the West Eurodollar Time Deposit 3.000% 06/22/2005	1,412,623	1,412,623
Toronto Dominion Bank Eurodollar Time Deposit 2.840% 05/09/2005	1,949,544	1,949,544
Toronto Dominion Bank Eurodollar Time Deposit 3.010% 06/24/2005	1,196,868	1,196,868
UBS AG Eurodollar Time Deposit 3.000% 06/30/2005	1,786,429	1,786,429
UBS AG Eurodollar Time Deposit 3.010% 05/03/2005	2,557,950	2,557,950
Wells Fargo Eurodollar Time Deposit 2.800% 05/05/2005	3,277,456	3,277,456
		167,049,410
Repurchase Agreement - 1.1%
Investors Bank & Trust Co. Repurchase Agreement, dated 04/29/2005, 2.01%, due 05/02/2005(f)	9,562,926	9,562,926

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Market Value
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$176,612,336
TOTAL INVESTMENTS - 118.7% (Cost $877,105,252)(g)	1,022,058,543
Other Assets/ (Liabilities) - (18.7%)	(160,850,662)
NET ASSETS - 100.0%	$861,207,881

Notes to Portfolio of Investments

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is valued in good faith under procedures established by the board of trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $9,186,783 or 1.1% of net assets.

(e)  Represents investments of security lending collateral. (Note 2).

(f)  Maturity value of $9,564,528. Collateralized by U.S. Government Agency obligation with a rate of 6.125%, maturity date of 4/25/2022, and an aggregate market value, including accrued interest, of $10,041,522.

(g)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Assets:
Investments, at value (Note 2)(a)	$-	$361,602,276	$210,312,135	$1,604,223,891	$286,731,202	$217,707,458	$75,718,920
Short-term investments, at value (Note 2)(b)	478,553,519	138,320,284	-	380,668,793	13,198,151	54,405,957	17,520,474
Total Investments(c)	478,553,519	499,922,560	210,312,135	1,984,892,684	299,929,353	272,113,415	93,239,394
Cash	6,467	-	-	-	-	-	6,843
Net receivable for open swap contracts (Note 2)	-	-	-	-	-	38,422	-
Receivables from:
Investments sold	-	-	-	9,619,610	3,826,176	538,827	720,502
Open forward foreign currency contracts (Note 2)	-	-	-	-	-	573,418	-
Investment adviser (Note 3)	454	2,031	-	-	-	19,726	-
Fund shares sold	13,694,565	189,585	112,419	2,191,476	149,608	450,439	106,396
Interest and dividends	37,784	4,497,293	1,233,853	18,208,684	3,359,296	3,072,778	1,820,660
Foreign taxes withheld	-	-	-	-	-	679	-
Total assets	492,292,789	504,611,469	211,658,407	2,014,912,454	307,264,433	276,807,704	95,893,795
Liabilities:
Payables for:
Investments purchased	-	28,666,040	-	17,257,597	4,802,590	2,239,156	-
Written options outstanding, at value (premium $36,684) (Note 2)	-	-	-	-	-	60,681	-
Dividends (Note 2)	206	-	-	-	-	-	-
Fund shares repurchased	15,992,624	1,842,911	38,606	2,174,373	112,036	188,579	127,562
Variation margin on open futures contracts (Note 2)	-	-	-	-	-	75,421	-
Securities on loan (Note 2)	-	9,550,452	-	175,065,893	-	7,127,489	12,358,552
Settlement of investments purchased on a when issued basis (Note 2)	-	-	-	166,941,654	1,965,245	18,744,234	-
Periodic payments from open swap agreements	-	-	-	-	-	1,537	-
Directors' fees and expenses (Note 3)	10,896	5,596	-	-	-	-	-
Affiliates (Note 3):
Investment management fees	141,087	151,789	82,783	647,018	121,937	111,412	34,396
Administration fees	48,660	74,582	15,344	184,809	48,554	67,827	13,277
Service fees	20,665	12,811	2,300	49,045	6,527	154	313
Distribution fees	-	21	24	278	244	20	23
Investment advisor	-	-	-	4,342	-	-	1,623
Due to custodian	-	815,840	1,234,152	1,689,195	2,017,671	408,528	-
Accrued expenses and other liabilities	41,336	29,110	20,475	172,916	25,010	12,600	37,998
Total liabilities	16,255,474	41,149,152	1,393,684	364,187,120	9,099,814	29,037,638	12,573,744
Net assets	$476,037,315	$463,462,317	$210,264,723	$1,650,725,334	$298,164,619	$247,770,066	$83,320,051
Net assets consist of:
Paid-in capital	$476,050,297	$463,991,700	$205,839,005	$1,617,817,739	$294,296,232	$249,832,052	$80,878,068
Undistributed net investment income (distributions in excess of net investment income)	(6,896)	3,822,785	1,042,864	17,155,512	3,428,546	3,247,642	2,018,634
Accumulated net realized gain (loss) on investments	(6,086)	(2,608,683)	-	(2,827,622)	390,914	(2,256,853)	901,739
Net unrealized appreciation (depreciation) on investments	-	(1,743,485)	3,382,854	18,579,705	48,927	(3,052,775)	(478,390)
	$476,037,315	$463,462,317	$210,264,723	$1,650,725,334	$298,164,619	$247,770,066	$83,320,051

(a) Cost of investments:	$-	$363,343,122	$206,929,281	$1,585,644,186	$286,682,275	$221,888,297	$76,197,310
(b) Cost of short-term investments:	$478,553,519	$138,322,923	$-	$380,668,793	$13,198,151	$54,405,957	$17,520,474
(c) Securities on loan with market value of:	$-	$9,347,986	$-	$171,496,937	$-	$6,829,616	$12,053,603

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Class A shares:
Net assets	$93,877,767	$62,689,695	$11,338,434	$240,574,793	$30,772,798	$750,444	$1,743,849
Shares outstanding	93,877,776	6,187,392	1,071,127	22,098,887	2,864,285	75,807	169,179
Net asset value and redemption price per share	$1.00	$10.13	$10.59	$10.89	$10.74	$9.90	$10.31
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.50	$11.12	$11.43	$11.28	$10.39	$10.94
Class L shares:
Net assets	$61,145,650	$190,370,552	$4,632,589	$380,766,947	$130,451,091	$237,170,391	$99,383
Shares outstanding	61,145,645	18,773,286	434,978	34,788,293	12,211,252	23,927,727	9,634
Net asset value, offering price and redemption price per share	$1.00	$10.14	$10.65	$10.95	$10.68	$9.91	$10.32
Class Y shares:
Net assets	$93,183,652	$63,275,287	$84,537,683	$226,024,922	$8,768,452	$9,650,480	$74,378,087
Shares outstanding	93,183,664	6,215,397	7,925,467	20,588,104	816,725	973,609	7,205,823
Net asset value, offering price and redemption price per share	$1.00	$10.18	$10.67	$10.98	$10.74	$9.91	$10.32
Class S shares:
Net assets	$227,830,246	$147,024,264	$109,637,795	$802,004,936	$126,979,078	$99,270	$6,988,607
Shares outstanding	227,830,233	14,357,588	10,266,946	72,701,671	11,795,276	10,010	677,072
Net asset value, offering price and redemption price per share	$1.00	$10.24	$10.68	$11.03	$10.77	$9.92	$10.32
Class N shares:
Net assets	$-	$102,519	$118,222	$1,353,736	$1,193,200	$99,481	$110,125
Shares outstanding	-	10,145	11,107	125,522	112,000	10,053	10,690
Net asset value, offering price and redemption price per share	$-	$10.11	$10.64	$10.78	$10.65	$9.90	$10.30

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund
Assets:
Investments, at value (Note 2)(a)	$223,151,139	$551,979,151	$56,181,076	$186,316,599	$32,210,320	$316,455,626	$666,087,429
Short-term investments, at value (Note 2)(b)	59,230,573	42,526,885	8,157,151	21,103,351	3,781,641	39,957,730	85,850,455
Total Investments(c)	282,381,712	594,506,036	64,338,227	207,419,950	35,991,961	356,413,356	751,937,884
Cash	249	-	935	-	163	-	5,421
Receivables from:
Investments sold	17,992,600	13,725,588	4,506,475	15,384,779	3,537,670	770,115	497,642
Investment adviser (Note 3)	4,480	-	1,841	506	-	56,470	67,759
Fund shares sold	164,830	37,975	8,141	2,357	1,022	257,843	424,907
Interest and dividends	1,111,231	573,077	106,635	363,550	43,236	453,187	635,365
Variation margin on open futures contracts (Note 2)	134,750	-	-	-	-	-	-
Foreign taxes withheld	-	-	-	2	-	542	22,183
Total assets	301,789,852	608,842,676	68,962,254	223,171,144	39,574,052	357,951,513	753,591,161
Liabilities:
Payables for:
Investments purchased	19,926,328	5,873,363	4,503,988	14,900,137	3,544,491	619,953	1,702,551
Fund shares repurchased	195,357	254,332	22,913	75,600	58,549	174,695	534,467
Securities on loan (Note 2)	19,627,293	38,698,410	8,075,060	21,103,351	3,700,727	36,417,690	54,967,174
Directors' fees and expenses (Note 3)	5,176	29,363	-	-	-	663	-
Affiliates (Note 3):
Investment management fees	104,474	233,744	23,122	77,491	13,378	173,401	375,750
Administration fees	21,283	55,202	7,706	14,300	3,241	45,539	96,977
Service fees	1,639	2,645	181	1,075	79	273	48,733
Distribution fees	82	37	22	38	21	20	89
Investment advisor	-	28	-	-	679	-	-
Due to custodian	-	-	-	36,152	-	-	-
Accrued expenses and other liabilities	34,913	50,795	38,540	26,295	34,044	21,184	14,985
Total liabilities	39,916,545	45,197,919	12,671,532	36,234,439	7,355,209	37,453,418	57,740,726
Net assets	$261,873,307	$563,644,757	$56,290,722	$186,936,705	$32,218,843	$320,498,095	$695,850,435
Net assets consist of:
Paid-in capital	$291,390,382	$527,683,072	$50,680,346	$158,433,356	$41,619,588	$334,506,480	$729,540,975
Undistributed net investment income	1,702,613	2,486,088	332,705	1,154,958	127,082	1,269,368	955,857
Accumulated net realized gain (loss) on investments	(34,801,704)	37,866,930	1,736,752	11,988,729	(10,185,750)	(5,326,136)	(2,398,005)
Net unrealized appreciation (depreciation) on investments	3,582,016	(4,391,333)	3,540,919	15,359,662	657,923	(9,951,617)	(32,248,392)
	$261,873,307	$563,644,757	$56,290,722	$186,936,705	$32,218,843	$320,498,095	$695,850,435

(a) Cost of investments:	$219,170,182	$463,801,888	$52,640,157	$170,956,937	$31,552,397	$326,407,236	$698,335,815
(b) Cost of short-term investments:	$59,230,573	$42,526,885	$8,157,151	$21,103,351	$3,781,641	$39,957,730	$85,850,455
(c) Securities on loan with market value of:	$18,990,483	$37,416,393	$7,808,425	$20,409,614	$3,570,330	$35,125,820	$52,470,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund
Class A shares:
Net assets	$7,546,271	$12,634,895	$799,408	$5,004,756	$292,294	$1,427,528	$236,915,493
Shares outstanding	825,542	764,315	68,805	465,264	28,491	149,090	24,865,895
Net asset value and redemption price per share	$9.14	$16.53	$11.62	$10.76	$10.26	$9.57	$9.53
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.25	$17.54	$12.33	$11.42	$10.89	$10.13	$10.11
Class L shares:
Net assets	$2,315,965	$123,865,506	$2,168,823	$19,499,960	$659,171	$96,148,996	$95,406
Shares outstanding	250,863	7,484,880	186,806	1,811,081	64,210	10,032,338	10,010
Net asset value, offering price and redemption price per share	$9.23	$16.55	$11.61	$10.77	$10.27	$9.58	$9.53
Class Y shares:
Net assets	$2,095,464	$3,418,160	$53,110,219	$1,413,094	$31,055,831	$95,959	$3,468,871
Shares outstanding	220,171	206,475	4,566,660	131,181	3,024,107	10,010	363,948
Net asset value, offering price and redemption price per share	$9.52	$16.55	$11.63	$10.77	$10.27	$9.59	$9.53
Class S shares:
Net assets	$249,516,011	$423,547,922	$106,279	$160,836,903	$108,452	$222,729,873	$454,933,755
Shares outstanding	26,975,546	25,576,214	9,133	14,925,394	10,552	23,215,185	47,689,932
Net asset value, offering price and redemption price per share	$9.25	$16.56	$11.64	$10.78	$10.28	$9.59	$9.54
Class N shares:
Net assets	$399,596	$178,274	$105,993	$181,992	$103,095	$95,739	$436,910
Shares outstanding	44,009	10,792	9,133	16,932	10,060	10,010	45,919
Net asset value, offering price and redemption price per share	$9.08	$16.52	$11.61	$10.75	$10.25	$9.56	$9.51

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

	MassMutual Premier Core Growth Fund	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Assets:
Investments, at value (Note 2)(a)	$76,869,259	$23,524,788	$93,774,228	$826,329,671	$528,823,689	$845,446,207
Short-term investments, at value (Note 2)(b)	11,168,464	2,707,958	19,520,682	187,828,561	115,435,583	176,612,336
Total Investments(c)	88,037,723	26,232,746	113,294,910	1,014,158,232	644,259,272	1,022,058,543
Cash	-	2,393	1,945	-	24,830	-
Foreign currency, at value(d)	-	-	-	-	913,682	159,076
Receivables from:
Investments sold	-	1,686,885	217,409	-	1,697,037	3,950,340
Investment adviser (Note 3)	354	669	1,849	9,040	80,557	8,601
Fund shares sold	7,244	7,406	111,710	914,899	560,648	496,940
Interest and dividends	54,333	17,919	60,737	571,266	1,914,108	2,954,632
Foreign taxes withheld	-	-	-	-	110,838	331,221
Total assets	88,099,654	27,948,018	113,688,560	1,015,653,437	649,560,972	1,029,959,353
Liabilities:
Payables for:
Investments purchased	-	1,783,425	305,897	-	2,904,713	237,274
Fund shares repurchased	8,650	35	291,461	934,317	235,665	581,669
Securities on loan (Note 2)	10,168,803	2,529,196	13,922,992	126,923,285	108,442,615	167,049,410
Directors' fees and expenses (Note 3)	-	-	-	-	950	17,290
Affiliates (Note 3):
Investment management fees	35,116	9,752	59,680	436,877	357,180	613,203
Administration fees	10,088	1,304	10,126	159,360	111,723	139,216
Service fees	42	60	345	89,486	327	10,078
Distribution fees	21	21	22	28	61	36
Accrued expenses and other liabilities	35,099	38,730	38,721	63,663	37,545	103,296
Total liabilities	10,257,819	4,362,523	14,629,244	128,607,016	112,090,779	168,751,472
Net assets	$77,841,835	$23,585,495	$99,059,316	$887,046,421	$537,470,193	$861,207,881
Net assets consist of:
Paid-in capital	$128,965,514	$29,011,833	$85,392,020	$741,881,970	$567,236,291	$1,024,912,148
Undistributed net investment income (distributions in excess of net investment income)	123,731	25,290	(25,612)	(306,119)	1,853,852	(3,730,523)
Accumulated net realized gain (loss) on investments	(58,683,098)	(5,653,666)	2,507,814	13,457,346	(4,778,432)	(304,942,545)
Net unrealized appreciation (depreciation) on investments	7,435,688	202,038	11,185,094	132,013,224	(26,841,518)	144,968,801
	$77,841,835	$23,585,495	$99,059,316	$887,046,421	$537,470,193	$861,207,881

(a) Cost of investments - affiliated issuers:	$69,433,571	$23,322,750	$82,589,134	$694,316,447	$555,678,771	$700,492,916
(b) Cost of short-term investments:	$11,168,464	$2,707,958	$19,520,682	$187,828,561	$115,435,583	$176,612,336
(c) Securities on loan with market value of:	$9,917,046	$2,438,966	$13,178,847	$121,140,630	$102,664,392	$158,622,723
(d) Cost of foreign currency:	$-	$-	$-	$-	$901,206	$157,157

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2005 (Unaudited)

	MassMutual Premier Core Growth Fund	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Class A shares:
Net assets	$102,666	$188,765	$1,726,620	$420,883,145	$1,363,023	$47,952,988
Shares outstanding	12,224	24,453	128,869	26,788,931	144,006	4,559,257
Net asset value and redemption price per share	$8.40	$7.72	$13.40	$15.71	$9.47	$10.52
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.91	$8.19	$14.22	$16.67	$10.05	$11.16
Class L shares:
Net assets	$100,288	$101,106	$96,253	$80,155,239	$207,801,631	$200,978,721
Shares outstanding	11,931	13,085	7,176	5,094,083	21,934,601	19,001,659
Net asset value, offering price and redemption price per share	$8.41	$7.73	$13.41	$15.73	$9.47	$10.58
Class Y shares:
Net assets	$100,338	$23,093,508	$567,213	$12,952,360	$680,175	$54,166,689
Shares outstanding	11,931	2,985,981	42,244	822,634	71,787	5,079,428
Net asset value, offering price and redemption price per share	$8.41	$7.73	$13.43	$15.74	$9.47	$10.66
Class S shares:
Net assets	$77,438,437	$101,199	$96,566,641	$372,925,190	$327,331,434	$557,941,028
Shares outstanding	9,202,930	13,085	7,190,075	23,676,952	34,524,184	52,214,115
Net asset value, offering price and redemption price per share	$8.41	$7.73	$13.43	$15.75	$9.48	$10.69
Class N shares:
Net assets	$100,106	$100,917	$102,589	$130,487	$293,930	$168,455
Shares outstanding	11,931	13,085	7,669	8,317	31,076	16,151
Net asset value, offering price and redemption price per share	$8.39	$7.71	$13.38	$15.69	$9.46	$10.43

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2005 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund*	MassMutual Premier High Yield Fund
Investment income (Note 2):
Dividends(a)	$-	$-	$-	$-	$2,611	$44,842	$-
Interest(b)	6,013,985	9,150,889	3,184,680	37,081,089	6,553,830	3,883,614	3,263,685
Total investment income	6,013,985	9,150,889	3,184,680	37,081,089	6,556,441	3,928,456	3,263,685
Expenses (Note 2):
Investment management fees (Note 3)	901,354	891,102	446,582	3,906,770	700,550	423,702	202,075
Custody fees	23,029	24,337	7,702	86,380	22,589	42,955	5,385
Trustee reporting	3,213	3,213	3,057	3,212	3,213	2,323	3,212
Audit and legal fees	31,348	14,266	11,666	75,686	12,730	9,832	11,572
Proxy fees	259	259	-	259	259	289	259
Shareholder reporting fees	7,542	6,266	2,373	23,381	3,746	4,473	1,127
Directors' fees (Note 3)	12,043	10,003	3,998	37,146	6,123	4,011	1,839
	978,788	949,446	475,378	4,132,834	749,210	487,585	225,469
Administration fees (Note 3):
Class A	158,429	94,609	11,110	319,614	51,823	395	992
Class L	100,623	304,953	5,533	554,713	236,542	258,881	173
Class Y	101,103	48,742	48,684	145,247	8,956	1,356	72,977
Class S	92,476	81,359	15,348	336,906	96,961	46	3,561
Class N	-	189	184	2,296	1,273	128	210
Distribution fees (Note 3):
Class N	-	128	139	1,619	768	82	133
Service fees (Note 3):
Class A	121,629	74,263	9,892	287,557	35,485	290	720
Class N	-	129	139	1,619	768	82	133
Total expenses	1,553,048	1,553,818	566,407	5,782,405	1,181,786	748,845	304,368
Expenses waived (Note 3)	(17,172)	(11,323)	-	(21,514)	(15,033)	(68,031)	(935)
Class A Administration fees waived (Note 3)	(87,106)	(20,673)	-	(87,564)	(21,164)	-	-
Class L Administration fees waived (Note 3)	(55,321)	(66,650)	-	(155,023)	(94,043)	-	-
Class N Administration fees waived (Note 3)	-	(36)	-	(515)	(456)	-	-
Net expenses	1,393,449	1,455,136	566,407	5,517,789	1,051,090	680,814	303,433
Net investment income	4,620,536	7,695,753	2,618,273	31,563,300	5,505,351	3,247,642	2,960,252
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions and forward commitments	(6,086)	(476,971)	-	1,725,204	703,341	(1,401,779)	1,294,968
Closed futures contracts	-	-	-	37,600	15,978	(67,494)	-
Written options	-	-	-	-	-	1,832	-
Closed swap contracts	-	-	-	-	-	60,809	-
Foreign currency transactions	-	-	-	-	(28)	(850,221)	-
Net realized gain (loss)	(6,086)	(476,971)	-	1,762,804	719,291	(2,256,853)	1,294,968
Net change in unrealized appreciation (depreciation) on:
Investments and forward commitments	-	(5,971,544)	2,815,240	(19,811,351)	(3,825,319)	(4,180,839)	(3,946,656)
Open futures contracts	-	-	-	-	-	574,160	-
Written options	-	-	-	-	-	(23,997)	-
Open swap contracts	-	-	-	-	-	38,422	-
Translation of assets and liabilities in foreign currencies	-	-	-	-	-	539,479	-
Net unrealized gain (loss)	-	(5,971,544)	2,815,240	(19,811,351)	(3,825,319)	(3,052,775)	(3,946,656)
Net realized and unrealized gain (loss)	(6,086)	(6,448,515)	2,815,240	(18,048,547)	(3,106,028)	(5,309,628)	(2,651,688)
Net increase (decrease) in net assets resulting from operations	$4,614,450	$1,247,238	$5,433,513	$13,514,753	$2,399,323	$(2,061,986)	$308,564

(a) Net of withholding tax of:	$-	$-	$-	$-	$461	$3,534	$-
(b) Including securities lending income of:	$-	$44,081	$-	$84,994	$-	$19,210	$32,005
*	Fund commenced operations on December 31, 2004.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2005 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund*	MassMutual Premier Capital Appreciation Fund*
Investment income (Note 2):
Dividends(a)	$2,082,455	$7,729,353	$707,672	$2,593,314	$397,351	$1,994,332	$2,670,711
Interest(b)	2,257,435	59,840	10,548	27,345	4,691	24,688	171,272
Total investment income	4,339,890	7,789,193	718,220	2,620,659	402,042	2,019,020	2,841,983
Expenses (Note 2):
Investment management fees (Note 3)	649,384	1,445,790	129,210	474,587	80,552	704,273	1,478,214
Custody fees	31,155	26,606	10,553	22,383	10,811	45,575	29,747
Trustee reporting	3,213	3,213	3,213	3,213	3,213	2,323	2,323
Audit and legal fees	21,773	14,817	10,753	11,705	10,810	15,289	11,721
Proxy fees	257	259	259	259	259	289	289
Shareholder reporting fees	3,889	8,998	618	2,652	442	5,570	9,059
Directors' fees (Note 3)	6,217	12,820	1,072	4,311	754	5,893	11,941
	715,888	1,512,503	155,678	519,110	106,841	779,212	1,543,294
Administration fees (Note 3):
Class A	15,200	19,340	691	7,551	223	510	223,147
Class L	5,272	172,555	2,735	29,995	524	98,129	96
Class Y	2,619	2,740	39,035	1,075	18,284	52	975
Class S	111,256	143,920	31	47,956	38	84,113	152,230
Class N	978	357	195	341	165	116	430
Distribution fees (Note 3):
Class N	535	238	132	232	131	81	307
Service fees (Note 3):
Class A	9,577	15,310	560	6,119	209	411	185,956
Class N	535	238	132	232	131	81	307
Total expenses	861,860	1,867,201	199,189	612,611	126,546	962,705	2,106,742
Expenses waived (Note 3)	(21,429)	-	(18,325)	(14,623)	(14,932)	(213,053)	(220,616)
Net expenses	840,431	1,867,201	180,864	597,988	111,614	749,652	1,886,126
Net investment income	3,499,459	5,921,992	537,356	2,022,671	290,428	1,269,368	955,857
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions and forward commitments	12,276,638	40,602,877	2,311,332	12,002,040	1,731,972	(5,324,333)	(2,383,154)
Closed futures contracts	(23,706)	-	-	-	-	-	-
Foreign currency transactions	-	(3,262)	-	-	-	(1,803)	(14,851)
Net realized gain (loss)	12,252,932	40,599,615	2,311,332	12,002,040	1,731,972	(5,326,136)	(2,398,005)
Net change in unrealized appreciation (depreciation) on:
Investments and forward commitments	(7,761,864)	(18,738,404)	201,858	(850,099)	(879,885)	(9,951,610)	(32,248,386)
Open futures contracts	(398,941)	-	-	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	-	-	-	(7)	(6)
Net unrealized gain (loss)	(8,160,805)	(18,738,404)	201,858	(850,099)	(879,885)	(9,951,617)	(32,248,392)
Net realized and unrealized gain (loss)	4,092,127	21,861,211	2,513,190	11,151,941	852,087	(15,277,753)	(34,646,397)
Net increase (decrease) in net assets resulting from operations	$7,591,586	$27,783,203	$3,050,546	$13,174,612	$1,142,515	$(14,008,385)	$(33,690,540)

(a) Net of withholding tax of:	$-	$50,392	$2	$6	$-	$1,008	$55,091
(b) Including securities lending income of:	$7,874	$9,875	$4,992	$17,178	$993	$13,156	$26,565
*	Fund commenced operations on December 31, 2004.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2005 (Unaudited)

	MassMutual Premier Core Growth Fund	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund*	MassMutual Premier International Equity Fund
Investment income (Note 2):
Dividends(a)	$763,133	$223,037	$399,925	$3,762,543	$3,371,804	$7,274,092
Interest(b)	20,544	2,432	42,082	390,863	215,411	362,319
Total investment income	783,677	225,469	442,007	4,153,406	3,587,215	7,636,411
Expenses (Note 2):
Investment management fees (Note 3)	216,586	58,166	383,611	2,799,103	1,415,285	3,691,946
Custody fees	3,603	7,919	6,517	42,318	122,182	471,659
Trustee reporting	3,213	3,213	3,213	3,213	2,323	3,213
Audit and legal fees	11,220	10,607	11,541	17,829	11,316	16,742
Proxy fees	259	259	259	259	289	342
Shareholder reporting fees	1,120	316	1,707	14,124	7,600	11,810
Directors' fees (Note 3)	1,817	556	2,706	21,652	9,403	18,947
	237,818	81,036	409,554	2,898,498	1,568,398	4,214,659
Administration fees (Note 3):
Class A	183	139	838	684,789	770	77,900
Class L	182	111	165	126,300	244,889	319,508
Class Y	105	7,351	315	13,350	232	44,615
Class S	61,546	7	62,377	196,879	195,256	394,490
Class N	207	136	197	275	353	312
Distribution fees (Note 3):
Class N	127	129	135	173	215	212
Service fees (Note 3):
Class A	128	162	665	576,228	535	61,012
Class N	127	129	135	173	215	212
Total expenses	300,423	89,200	474,381	4,496,665	2,010,863	5,112,920
Expenses waived (Note 3)	(4,338)	(8,680)	(6,762)	(37,140)	(277,500)	(84,970)
Net expenses	296,085	80,520	467,619	4,459,525	1,733,363	5,027,950
Net investment income (loss)	487,592	144,949	(25,612)	(306,119)	1,853,852	2,608,461
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,883,715	678,305	2,757,427	14,252,055	(4,440,015)	46,141,647
Foreign currency transactions	-	-	-	-	(338,417)	(1,552,466)
Net realized gain (loss)	1,883,715	678,305	2,757,427	14,252,055	(4,778,432)	44,589,181
Net change in unrealized appreciation (depreciation) on:
Investments	(1,825,888)	(525,152)	(6,369,059)	60,638,010	(26,855,082)	26,405,616
Translation of assets and liabilities in foreign currencies	-	-	-	-	13,564	16,871
Net unrealized gain (loss)	(1,825,888)	(525,152)	(6,369,059)	60,638,010	(26,841,518)	26,422,487
Net realized and unrealized gain (loss)	57,827	153,153	(3,611,632)	74,890,065	(31,619,950)	71,011,668
Net increase (decrease) in net assets resulting from operations	$545,419	$298,102	$(3,637,244)	$74,583,946	$(29,766,098)	$73,620,129

(a)	Net of withholding tax of:	$5,310	$10	$22	$-	$260,270	$739,708
(b)	Including securities lending income of:	$4,278	$1,634	$8,941	$53,020	$96,625	$224,252
*	Fund commenced operations on December 31, 2004.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund			MassMutual Premier Short-Duration Bond Fund			MassMutual Premier Inflation-Protected Bond Fund
	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004	Year Ended December 31, 2003	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004	Year Ended December 31, 2003	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004	Period Ended December 31, 2003*
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,620,536	$2,516,067	$3,173,857	$7,695,753	$11,605,595	$13,313,218	$2,618,273	$3,270,740	$-
Net realized gain (loss) on investment transactions	(6,086)	27,516	2,128	(476,971)	5,367,874	532,335	-	150,049	-
Net change in unrealized appreciation (depreciation) on investments	-	-	-	(5,971,544)	(5,853,500)	(1,139,685)	2,815,240	567,614	-
Net increase in net assets resulting from operations	4,614,450	2,543,583	3,175,985	1,247,238	11,119,969	12,705,868	5,433,513	3,988,403	-
Distributions to shareholders (Note 2):
From net investment income:
Class A	(778,602)	(232,769)	(212,346)	(2,063,357)	-	(1,618,600)	(174,865)	-	-
Class L	(561,321)	(274,458)	(288,229)	(7,468,882)	-	(7,163,674)	(113,478)	-	-
Class Y	(1,014,355)	(534,807)	(508,505)	(1,883,818)	-	(2,230,314)	(1,876,983)	-	-
Class S	(2,260,172)	(1,474,033)	(2,164,777)	(5,043,737)	-	(5,115,170)	(2,678,619)	-	-
Class N	-	-	-	(3,343)	-	(3,494)	(2,204)	-	-
Total distributions from net investment income	(4,614,450)	(2,516,067)	(3,173,857)	(16,463,137)	-	(16,131,252)	(4,846,149)	-	-
From net realized gains:
Class A	-	(4,422)	(321)	(182,675)	-	-	(5,668)	-	-
Class L	-	(3,641)	(236)	(622,059)	-	-	(3,570)	-	-
Class Y	-	(4,754)	(319)	(153,857)	-	-	(58,782)	-	-
Class S	-	(14,869)	(1,083)	(405,191)	-	-	(81,936)	-	-
Class N	-	-	-	(328)	-	-	(93)	-	-
Total distributions from net realized gains	-	(27,686)	(1,959)	(1,364,110)	-	-	(150,049)	-	-
Net fund share transactions (Note 5):
Class A	11,439,231	3,471,023	(11,363,632)	5,282,394	15,209,996	22,602,558	6,832,777	4,288,970	500
Class L	(199,433)	5,945,076	(11,505,510)	1,606,157	7,698,974	46,088,271	2,537,448	1,997,697	500
Class Y	(30,200,641)	33,022,168	(16,727,096)	15,532,322	(7,149,346)	13,519,938	17,350,592	65,281,112	500
Class S	(28,005,137)	(13,439,052)	(62,801,958)	23,308,168	(2,275,723)	(18,960,548)	25,488,248	71,427,293	10,521,800
Class N	-	-	-	75	-	3,494	11,068	100,000	500
Increase (decrease) in net assets from net fund share transactions	(46,965,980)	28,999,215	(102,398,196)	45,729,116	13,483,901	63,253,713	52,220,133	143,095,072	10,523,800
Total increase (decrease) in net assets	(46,965,980)	28,999,045	(102,398,027)	29,149,107	24,603,870	59,828,329	52,657,448	147,083,475	10,523,800
Net assets:
Beginning of period	523,003,295	494,004,250	596,402,277	434,313,210	409,709,340	349,881,011	157,607,275	10,523,800	-
End of period	$476,037,315	$523,003,295	$494,004,250	$463,462,317	$434,313,210	$409,709,340	$210,264,723	$157,607,275	$10,523,800
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$(6,896)	$(12,982)	$(10,164)	$3,822,785	$12,590,169	$(1,035,109)	$1,042,864	$3,270,740	$-

*  Fund commenced operations on December 31, 2003.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Core Bond Fund			MassMutual Premier Diversified Bond Fund			MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004	Year Ended December 31, 2003	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004	Year Ended December 31, 2003	Period Ended April 30, 2005* (Unaudited)	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$31,563,300	$46,720,443	$68,347,898	$5,505,351	$6,893,860	$3,543,401	$3,247,642	$2,960,252	$5,257,842
Net realized gain (loss) on investment transactions	1,762,804	18,369,220	44,162,718	719,291	1,635,884	1,224,737	(2,256,853)	1,294,968	1,682,611
Net change in unrealized appreciation (depreciation) on investments	(19,811,351)	(2,921,689)	(15,521,646)	(3,825,319)	994,848	1,870,255	(3,052,775)	(3,946,656)	403,337
Net increase (decrease) in net assets resulting from operations	13,514,753	62,167,974	96,988,970	2,399,323	9,524,592	6,638,393	(2,061,986)	308,564	7,343,790
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,454,243)	(7,137,125)	(11,039,067)	(819,778)	-	(206,037)	-	(1,708)	-
Class L	(2,861,146)	(13,457,864)	(19,415,058)	(4,316,558)	-	(1,712,409)	-	(1,163)	-
Class Y	(1,389,657)	(6,801,026)	(8,278,764)	(294,427)	-	(188,635)	-	(905,860)	(5,305,714)
Class S	(5,701,581)	(26,572,914)	(46,344,913)	(4,007,994)	-	(1,941,978)	-	(40,304)	-
Class N	(7,198)	(31,786)	(68,612)	(3,717)	-	(2,149)	-	(1,023)	-
Total distributions from net investment income	(11,413,825)	(54,000,715)	(85,146,414)	(9,442,474)	-	(4,051,208)	-	(950,058)	(5,305,714)
From net realized gains:
Class A	-	(2,023,061)	(2,659,519)	(118,105)	-	(31,237)	-	-	-
Class L	-	(3,591,968)	(4,514,340)	(587,610)	-	(161,727)	-	-	-
Class Y	-	(1,746,369)	(1,880,301)	(39,763)	-	(18,000)	-	-	-
Class S	-	(6,859,616)	(10,721,055)	(534,382)	-	(185,723)	-	-	-
Class N	-	(10,118)	(15,165)	(603)	-	(283)	-	-	-
Total distributions from net realized gains	-	(14,231,132)	(19,790,380)	(1,280,463)	-	(396,970)	-	-	-
Net fund share transactions (Note 5):
Class A	13,312,878	23,668,287	52,551,451	5,495,543	12,860,762	(7,740,605)	754,254	1,777,233	-
Class L	(24,945,632)	59,699,996	65,078,908	17,224,107	48,583,054	65,061,345	239,276,218	100,101	-
Class Y	25,252,638	47,467,206	(17,168,894)	1,806,406	(58,267)	2,975,065	9,600,946	(4,077,166)	26,311,220
Class S	20,137,218	(32,761,106)	(442,857,087)	26,249,220	25,396,901	33,572,471	100,100	7,149,294	-
Class N	247,578	(105,205)	1,165,079	1,070,237	12,090	4,831	100,534	111,158	-
Increase (decrease) in net assets from net fund share transactions	34,004,680	97,969,178	(341,230,543)	51,845,513	86,794,540	93,873,107	249,832,052	5,060,620	26,311,220
Total increase (decrease) in net assets	36,105,608	91,905,305	(349,178,367)	43,521,899	96,319,132	96,063,322	247,770,066	4,419,126	28,349,296
Net assets:
Beginning of period	1,614,619,726	1,522,714,421	1,871,892,788	254,642,720	158,323,588	62,260,266	-	78,900,925	50,551,629
End of period	$1,650,725,334	$1,614,619,726	$1,522,714,421	$298,164,619	$254,642,720	$158,323,588	$247,770,066	$83,320,051	$78,900,925
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$17,155,512	$(2,993,963)	$(2,668,833)	$3,428,546	$7,365,669	$(54,964)	$3,247,642	$2,018,634	$8,440

*  Fund commenced operations on December 31, 2004

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund			MassMutual Premier Value Fund		MassMutual Premier Enhanced Index Value Fund		MassMutual Premier Enhanced Index Value Fund II
	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004	Year Ended December 31, 2003	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004*
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,499,459	$4,625,088	$6,056,878	$5,921,992	$864,009	$537,356	$590,395	$2,022,671	$111,014
Net realized gain (loss) on investment transactions and forward commitments	12,252,932	16,736,500	(3,363,483)	40,599,615	3,881,588	2,311,332	3,301,806	12,002,040	761,478
Net change in unrealized appreciation (depreciation) on investments and forward commitments	(8,160,805)	(12,136,858)	42,767,827	(18,738,404)	3,834,793	201,858	657,066	(850,099)	1,600,970
Net increase in net assets resulting from operations	7,591,586	9,224,730	45,461,222	27,783,203	8,580,390	3,050,546	4,549,267	13,174,612	2,473,462
Distributions to shareholders (Note 2):
From net investment income:
Class A	(149,248)	-	(131,030)	(61,451)	-	(399)	-	(20,199)	-
Class L	(54,831)	-	(44,639)	(714,566)	(1,583,025)	(9,786)	-	(91,195)	-
Class Y	(48,112)	-	(43,277)	(18,288)	-	(198,677)	(953,740)	(6,469)	-
Class S	(6,332,386)	-	(6,173,796)	(2,645,547)	-	(479)	-	(860,250)	-
Class N	(5,345)	-	(10,156)	(775)	-	(336)	-	(614)	-
Total distributions from net investment income	(6,589,922)	-	(6,402,898)	(3,440,627)	(1,583,025)	(209,677)	(953,740)	(978,727)	-
From net realized gains:
Class A	-	-	-	-	-	(567)	-	(19,468)	-
Class L	-	-	-	-	-	(11,699)	-	(78,638)	-
Class Y	-	-	-	-	-	(240,232)	(875,669)	(5,251)	-
Class S	-	-	-	-	-	(558)	-	(670,701)	-
Class N	-	-	-	-	-	(558)	-	(731)	-
Total distributions from net realized gains	-	-	-	-	-	(253,614)	(875,669)	(774,789)	-
Net fund share transactions (Note 5):
Class A	(45,225)	58,780	938,775	12,192,969	-	792,148	-	230,705	4,443,367
Class L	(483,836)	288,711	(1,290,909)	48,072,593	(4,579,133)	2,133,091	-	13,236	18,100,042
Class Y	5,235	(116,861)	(567,283)	3,293,198	-	12,097,702	7,418,490	118,130	1,202,402
Class S	(13,759,471)	(24,161,048)	(20,964,867)	404,851,103	-	100,101	-	(7,258,379)	156,024,750
Class N	(153,256)	7,406	386,865	167,940	-	100,101	-	(21,941)	189,835
Increase (decrease) in net assets from net fund share transactions	(14,436,553)	(23,923,012)	(21,497,419)	468,577,803	(4,579,133)	15,223,143	7,418,490	(6,918,249)	179,960,396
Total increase (decrease) in net assets	(13,434,889)	(14,698,282)	17,560,905	492,920,379	2,418,232	17,810,398	10,138,348	4,502,847	182,433,858
Net assets:
Beginning of period	275,308,196	290,006,478	272,445,573	70,724,378	68,306,146	38,480,324	28,341,976	182,433,858	-
End of period	$261,873,307	$275,308,196	$290,006,478	$563,644,757	$70,724,378	$56,290,722	$38,480,324	$186,936,705	$182,433,858
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$1,702,613	$4,793,076	$(130,896)	$2,486,088	$4,723	$332,705	$5,026	$1,154,958	$111,014

*  Fund commenced operations on October 15, 2004.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund		MassMutual Premier Enhanced Index Growth Fund
	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005* (Unaudited)	Six Months Ended April 30, 2005* (Unaudited)	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$290,428	$311,316	$1,269,368	$955,857	$487,592	$261,560	$144,949	$75,171
Net realized gain (loss) on investment transactions	1,731,972	2,473,760	(5,326,136)	(2,398,005)	1,883,715	3,618,535	678,305	1,153,084
Net change in unrealized depreciation on investments	(879,885)	(256,379)	(9,951,617)	(32,248,392)	(1,825,888)	2,505,083	(525,152)	(461,243)
Net increase (decrease) in net assets resulting from operations	1,142,515	2,528,697	(14,008,385)	(33,690,540)	545,419	6,385,178	298,102	767,012
Distributions to shareholders (Note 2):
From net investment income:
Class A	(468)	-	-	-	(390)	-	(482)	-
Class L	(512)	-	-	-	(433)	-	(526)	-
Class Y	(161,651)	(529,651)	-	-	(458)	-	(117,661)	(121,440)
Class S	(547)	-	-	-	(362,242)	(637,101)	(561)	-
Class N	(416)	-	-	-	(338)	-	(429)	-
Total distributions from net investment income	(163,594)	(529,651)	-	-	(363,861)	(637,101)	(119,659)	(121,440)
Net fund share transactions (Note 5):
Class A	294,736	-	1,463,139	248,234,170	102,652	-	191,568	-
Class L	659,257	-	100,354,095	100,100	100,100	-	100,101	-
Class Y	63,880	615,798	100,100	3,615,215	100,100	-	1,602,111	513,904
Class S	104,608	-	232,489,046	477,141,904	(46,473)	(29,974,331)	100,101	-
Class N	100,100	-	100,100	449,586	100,100	-	100,100	-
Increase (decrease) in net assets from net fund share transactions	1,222,581	615,798	334,506,480	729,540,975	356,479	(29,974,331)	2,093,981	513,904
Total increase (decrease) in net assets	2,201,502	2,614,844	320,498,095	695,850,435	538,037	(24,226,254)	2,272,424	1,159,476
Net assets:
Beginning of period	30,017,341	27,402,497	-	-	77,303,798	101,530,052	21,313,071	20,153,595
End of period	$32,218,843	$30,017,341	$320,498,095	$695,850,435	$77,841,835	$77,303,798	$23,585,495	$21,313,071
Undistributed net investment income included in net assets at end of the period	$127,082	$248	$1,269,368	$955,857	$123,731	$-	$25,290	$-

*  Fund commenced operations on December 31, 2004.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Small Capitalization Value Fund		MassMutual Premier Small Company Opportunities Fund		MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004	Period Ended April 30, 2005* (Unaudited)	Six Months Ended April 30, 2005 (Unaudited)**	Year Ended October 31, 2004	Year Ended December 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(25,612)	$179,819	$(306,119)	$(2,162,502)	$1,853,852	$2,608,461	$4,443,732	$3,503,867
Net realized gain (loss) on investment transactions	2,757,427	15,370,411	14,252,055	21,184,929	(4,778,432)	44,589,181	49,362,692	(145,375,447)
Net change in unrealized appreciation (depreciation) on investments	(6,369,059)	183,732	60,638,010	15,920,182	(26,841,518)	26,422,487	(36,128,312)	448,558,813
Net increase (decrease) in net assets resulting from operations	(3,637,244)	15,733,962	74,583,946	34,942,609	(29,766,098)	73,620,129	17,678,112	306,687,233
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-	-	-	(186,303)	(146,033)
Class L	-	-	-	-	-	-	(744,800)	(851,505)
Class Y	-	-	-	-	-	(22,285)	(160,197)	(247,474)
Class S	-	(282,875)	-	-	-	(267,749)	(2,188,376)	(3,454,180)
Class N	-	-	-	-	-	-	(588)	(73)
Total distributions from net investment income	-	(282,875)	-	-	-	(290,034)	(3,280,264)	(4,699,265)
From net realized gains:
Class A	-	-	(126,188)	(17,734,042)	-	-	-	-
Class L	-	-	(22,475)	-	-	-	-	-
Class Y	-	-	(3,414)	-	-	-	-	-
Class S	-	(8,667,195)	(109,065)	-	-	-	-	-
Class N	-	-	(37)	-	-	-	-	-
Total distributions from net realized gains	-	(8,667,195)	(261,179)	(17,734,042)	-	-	-	-
Net fund share transactions (Note 5):
Class A	1,880,185	-	(106,314,881)	(15,942,534)	1,412,028	(3,092,694)	(4,669,208)	3,366,745
Class L	100,100	-	80,604,174	-	219,262,448	(1,408,458)	(1,925,417)	23,974,104
Class Y	614,910	-	12,999,955	-	706,204	11,528,227	(5,671,679)	(15,079,229)
Class S	(2,723,387)	12,768,596	373,065,347	-	345,556,077	(15,123,147)	(72,730,664)	(57,773,350)
Class N	107,356	-	131,333	-	299,534	106	6	73
Increase (decrease) in net assets from net fund share transactions	(20,836)	12,768,596	360,485,928	(15,942,534)	567,236,291	(8,095,966)	(84,996,962)	(45,511,657)
Total increase (decrease) in net assets	(3,658,080)	19,552,488	434,808,695	1,266,033	537,470,193	65,234,129	(70,599,114)	256,476,311
Net assets:
Beginning of period	102,717,396	83,164,908	452,237,726	450,971,693	-	795,973,752	866,572,866	610,096,555
End of period	$99,059,316	$102,717,396	$887,046,421	$452,237,726	$537,470,193	$861,207,881	$795,973,752	$866,572,866
Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of the period	$(25,612)	$-	$(306,119)	$-	$1,853,852	$(3,730,523)	$(6,048,950)	$(5,487,437)

*  Fund commenced operations on December 31, 2004.

**  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions.
Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change. (See Note 3).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†		Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$0.99
Income (loss) from investment operations:
Net investment income	0.01	***	0.00	***††	0.00	***††	0.01 ***	0.03 ***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.00	)††	0.00	††	0.00	††	0.00 ††	0.00 ††	(0.00	) ††	(0.00	) ††
Total income from investment operations	0.01		0.00		0.00		0.01	0.03	0.06		0.05
Less distributions to shareholders:
From net investment income	(0.01)		(0.00	)††	(0.00	)††	(0.01)	(0.03)	(0.06)		(0.04)
From net realized gains	-		(0.00	)††	(0.00	)††	-	-	-		-
Total distributions	(0.01)		(0.00)		(0.00)		(0.01)	(0.03)	(0.06)		(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return(a)	0.78	% **	0.28	% **	0.20%		0.92%	3.62%	5.84%		4.59%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93,878		$82,439		$78,968		$90,331	$90,121	$29,149		$3,548
Ratio of expenses to average daily net assets:
Before expense waiver	0.96	% *	0.98	% *	0.95%		0.95%	0.96%	0.95%		1.04%
After expense waiver#	0.77	% *	0.86	% *	0.94%		N/A	N/A	N/A		N/A
Net investment income to average daily net assets	1.59	% *	0.34	% *	0.21%		0.92%	3.28%	5.95%		4.89%
	Class L
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†		Period ended 12/31/99+†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$0.99		$1.00
Income (loss) from investment operations:
Net investment income	0.01	***	0.00	***††	0.00	***††	0.01 ***	0.04 ***	0.07	***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.00	)††	0.00	††	0.00	††	0.00 ††	0.000 ††	(0.00	) ††	(0.01)
Total income from investment operations	0.01		0.00		0.00		0.01	0.04	0.07		0.03
Less distributions to shareholders:
From net investment income	(0.01)		(0.00	)††	(0.00	)††	(0.01)	(0.04)	(0.06)		(0.04)
From net realized gains	-		(0.00	)††	(0.00	)††	-	-	-		-
Total distributions	(0.01)		(0.00)		(0.00)		(0.01)	(0.04)	(0.06)		(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$0.99
Total Return(a)	0.91	% **	0.47	% **	0.44%		1.19%	3.88%	6.07%		3.34	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$61,146		$61,345		$55,400		$66,906	$53,151	$24,010		$9,842
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.74	% *	0.70%		0.70%	0.71%	0.70%		0.76	% *
After expense waiver#	0.52	% *	0.63	% *	N/A		N/A	N/A	N/A		N/A
Net investment income to average daily net assets	1.81	% *	0.56	% *	0.44%		1.17%	3.58%	6.25%		6.11	% *

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

+  For the period from May 3, 1999 (commencement of operations) through December 31, 1999.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003, the period ended October 31, 2004, and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†	Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$0.99	$0.98
Income (loss) from investment operations:
Net investment income	0.01	***	0.01	***	0.01 ***	0.01 ***	0.04 ***	0.06 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	(0.00	)††	0.00	††	0.00 ††	0.01	0.00 ††	(0.00)††	(0.01)
Total income from investment operations	0.01		0.01		0.01	0.02	0.04	0.06	0.05
Less distributions to shareholders:
From net investment income	(0.01)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)	(0.04)
From net realized gains	-		(0.00	)††	(0.00)††	-	-	-	-
Total distributions	(0.01)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$0.99
Total Return(a)	0.89	% **	0.51	% **	0.59%	1.33%	4.04%	6.25%	5.13%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$93,184		$123,384		$90,362	$107,089	$84,481	$62,858	$33,392
Ratio of expenses to average daily net assets:
Before expense waiver	0.56	% *	0.59%		0.55%	0.55%	0.56%	0.55%	0.57%
After expense waiver#	0.55	% *	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.76	% *	0.64	% *	0.59%	1.31%	3.87%	6.15%	5.60%
	Class S
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†	Year ended 12/31/00†	Year ended 12/31/99†
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$0.99	$0.98
Income (loss) from investment operations:
Net investment income	0.01	***	0.01	***	0.01 ***	0.01 ***	0.04 ***	0.06 ***	0.05 ***
Net realized and unrealized gain (loss) on investments	(0.00	)††	0.00	††	0.00 ††	0.01	0.00 ††	(0.00)††	(0.00)††
Total income from investment operations	0.01		0.01		0.01	0.02	0.04	0.06	0.05
Less distributions to shareholders:
From net investment income	(0.01)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)	(0.04)
From net realized gains	-		(0.00	)††	(0.00)††	-	-	-	-
Total distributions	(0.01)		(0.01)		(0.01)	(0.02)	(0.04)	(0.05)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$0.99
Total Return(a)	0.94	% **	0.59	% **	0.69%	1.42%	4.14%	6.37%	5.10%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$227,830		$255,835		$269,275	$332,076	$392,587	$389,011	$316,805
Ratio of expenses to average daily net assets:
Before expense waiver	0.46	% *	0.48%		0.45%	0.45%	0.45%	0.45%	0.48%
After expense waiver#	0.45	% *	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	1.88	% *	0.70	% *	0.70%	1.43%	4.03%	6.22%	5.06%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income, net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains on investments are less than $0.01 per share.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.52		$10.27		$10.34	$10.03	$9.98	$9.98
Income (loss) from investment operations:
Net investment income	0.16	***	0.27	***	0.34 ***	0.40 ***	0.49 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.02)		(0.01)	0.32	0.10	(0.03)
Total income from investment operations	0.01		0.25		0.33	0.72	0.59	0.60
Less distributions to shareholders:
From net investment income	(0.37)		-		(0.40)	(0.41)	(0.54)	(0.60)
From net realized gains	(0.03)		-		-	-	-	-
Total distributions	(0.40)		-		(0.40)	(0.41)	(0.54)	(0.60)
Net asset value, end of period	$10.13		$10.52		$10.27	$10.34	$10.03	$9.98
Total Return(a)	0.09	% (c)**	2.43	% (c)**	3.22%	7.19%	5.94%	6.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$62,690		$59,552		$43,144	$21,199	$11,473	$5,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.99	% *	0.99	% *	0.99%	0.99%	0.99%	0.99%
After expense waiver#	0.92	% *	0.95	% *	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.18	% *	3.14	% *	3.20%	3.88%	4.67%	6.08%
Portfolio turnover rate	39	% **	78	% **	41%	19%	24%	55%
	Class L
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.53		$10.27		$10.32	$10.01	$9.95	$9.92
Income (loss) from investment operations:
Net investment income	0.17	***	0.29	***	0.36 ***	0.43 ***	0.51 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.14)		(0.03)		0.01	0.32	0.10	(0.00)†
Total income from investment operations	0.03		0.26		0.37	0.75	0.61	0.63
Less distributions to shareholders:
From net investment income	(0.39)		-		(0.42)	(0.44)	(0.55)	(0.60)
From net realized gains	(0.03)		-		-	-	-	-
Total distributions	(0.42)		-		(0.42)	(0.44)	(0.55)	(0.60)
Net asset value, end of period	$10.14		$10.53		$10.27	$10.32	$10.01	$9.95
Total Return(a)	0.31	% **	2.53	% **	3.55%	7.47%	6.16%	6.37%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$190,371		$196,397		$183,757	$139,555	$77,789	$45,694
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *	0.74	% *	0.74%	0.74%	0.74%	0.74%
After expense waiver#	0.67	% *	0.70	% *	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.43	% *	3.35	% *	3.46%	4.13%	4.96%	6.14%
Portfolio turnover rate	39	% **	78	% **	41%	19%	24%	55%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net realized and unrealized loss on investments is less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.58		$10.30		$10.37	$10.05	$9.99	$9.96
Income (loss) from investment operations:
Net investment income	0.18	***	0.30	***	0.38 ***	0.44 ***	0.53 ***	0.65 ***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.02)		(0.02)	0.34	0.10	(0.01)
Total income from investment operations	0.03		0.28		0.36	0.78	0.63	0.64
Less distributions to shareholders:
From net investment income	(0.40)		-		(0.43)	(0.46)	(0.57)	(0.61)
From net realized gains	(0.03)		-		-	-	-	-
Total distributions	(0.43)		-		(0.43)	(0.46)	(0.57)	(0.61)
Net asset value, end of period	$10.18		$10.58		$10.30	$10.37	$10.05	$9.99
Total Return(a)	0.29	% **	2.72	% **	3.50%	7.73%	6.35%	6.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$63,275		$49,563		$55,458	$42,750	$14,733	$6,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *	0.59	% *	0.59%	0.59%	0.59%	0.58%
After expense waiver#	0.59	% *	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.53	% *	3.45	% *	3.60%	4.24%	5.08%	6.26%
Portfolio turnover rate	39	% **	78	% **	41%	19%	24%	55%
	Class S
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00
Net asset value, beginning of period	$10.64		$10.36		$10.41	$10.08	$10.01	$9.97
Income (loss) from investment operations:
Net investment income	0.18	***	0.30	***	0.39 ***	0.45 ***	0.54 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	(0.15)		(0.02)		(0.01)	0.33	0.10	0.02
Total income from investment operations	0.03		0.28		0.38	0.78	0.64	0.65
Less distributions to shareholders:
From net investment income	(0.40)		-		(0.43)	(0.45)	(0.57)	(0.61)
From net realized gains	(0.03)		-		-	-	-	-
Total distributions	(0.43)		-		(0.43)	(0.45)	(0.57)	(0.61)
Net asset value, end of period	$10.24		$10.64		$10.36	$10.41	$10.08	$10.01
Total Return(a)	0.35	% **	2.70	% **	3.68%	7.75%	6.42%	6.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$147,024		$128,695		$127,246	$146,276	$161,988	$182,669
Ratio of expenses to average daily net assets:
Before expense waiver	0.55	% *	0.54	% *	0.54%	0.54%	0.54%	0.54%
After expense waiver#	0.54	% *	N/A		N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.58	% *	3.48	% *	3.67%	4.38%	5.19%	6.15%
Portfolio turnover rate	39	% **	78	% **	41%	19%	24%	55%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.47		$10.25		$10.30		$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.25	***	0.31	***	(0.00	)***†
Net realized and unrealized loss on investments	(0.15)		(0.03)		(0.00	)†	(0.01)
Total income (loss) from investment operations	(0.00)		0.22		0.31		(0.01)
Less distributions to shareholders:
From net investment income	(0.33)		-		(0.36)		-
From net realized gains	(0.03)		-		-		-
Total distributions	(0.36)		-		(0.36)		-
Net asset value, end of period	$10.11		$10.47		$10.25		$10.30

Total Return(a)	(0.07	)% (b)**	2.15	% (b)**	2.98	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103		$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.30	% *	1.29	% *	1.29%		-	‡
After expense waiver#	1.22	% *	1.25	% *	N/A		N/A
Net investment income to average daily net assets	2.88	% *	2.92	% *	2.92%		-	‡
Portfolio turnover rate	39	% **	78	% **	41%		19%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from January 1,2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.60		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.02	***	0.36	***	-
Net realized and unrealized gain on investments	0.27		0.24		-
Total income from investment operations	0.29		0.60		0.00
Less distributions to shareholders:
From net investment income	(0.29)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.30)		-		-
Net asset value, end of period	$10.59		$10.60		$10.00
Total Return(a)	2.73	% **(b)	6.00	%**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,338		$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.05	% *	1.11	%*	-	‡
After expense waiver#	N/A		1.08	%*	N/A‡
Net investment income to average daily net assets	0.39	% *	4.11	%*	0.00	%‡
Portfolio turnover rate	0	% **	4	%**	N/A
	Class L
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.19	***	0.33	***	-
Net realized and unrealized gain on investments	0.10		0.33		-
Total income from investment operations	0.29		0.66		0.00
Less distributions to shareholders:
From net investment income	(0.29)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.30)		-		-
Net asset value, end of period	$10.65		$10.66		$10.00

Total Return(b)	2.80	% **	6.60	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,633		$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.86	%*	-	‡
After expense waiver#	N/A		0.83	%*	N/A‡
Net investment income to average daily net assets	3.55	% *	3.82	%*	0.00	%‡
Portfolio turnover rate	0	% **	4	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003 and the period ended October 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.67		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.14	***	0.34	***	-
Net realized and unrealized gain on investments	0.17		0.33		-
Total income from investment operations	0.31		0.67		0.00
Less distributions to shareholders:
From net investment income	(0.30)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.31)		-		-
Net asset value, end of period	$10.67		$10.67		$10.00

Total Return(a)	2.90	% **	6.70	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$84,538		$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.71	%*	-	‡
After expense waiver#	N/A		0.68	%*	N/A‡
Net investment income to average daily net assets	2.70	% *	3.92	%*	0.00	%‡
Portfolio turnover rate	0	% **	4	%**	N/A
	Class S
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.68		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.16	***	0.34	***	-
Net realized and unrealized gain on investments	0.15		0.34		-
Total income from investment operations	0.31		0.68		0.00
Less distributions to shareholders:
From net investment income	(0.30)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.31)		-		-
Net asset value, end of period	$10.68		$10.68		$10.00

Total Return(a)	2.97	% **	6.80	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$109,638		$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54	% *	0.61	%*	-	‡
After expense waiver#	N/A		0.58	%*	N/A‡
Net investment income to average daily net assets	3.06	% *	3.90	%*	0.00	%‡
Portfolio turnover rate	0	% **	4	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003 and the period ended October 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.61		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.10	***	0.22	***	-
Net realized and unrealized gain on investments	0.16		0.39		-
Total income from investment operations	0.26		0.61		0.00
Less distributions to shareholders:
From net investment income	(0.22)		-		-
From net realized gains	(0.01)		-		-
Total distributions	(0.23)		-		-
Net asset value, end of period	$10.64		$10.61		$10.00

Total Return(a)	2.47	% **(b)	6.10	%**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$118		$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34	% *	1.41	%*	-	‡
After expense waiver#	N/A		1.38	%*	N/A‡
Net investment income to average daily net assets	1.91	% *	2.62	%*	0.00	%‡
Portfolio turnover rate	0	% **	4	%**	N/A

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the year ended December 31, 2003 and the period ended October 31, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge for Class N and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.88		$10.93		$11.18	$10.76	$10.65	$10.12	$11.06
Income (loss) from investment operations:
Net investment income	0.19	***	0.31	***	0.36 ***	0.48 ***	0.56 ***	0.65 ***	0.62	***
Net realized and unrealized gain (loss) on investments	(0.11)		0.10		0.17	0.42	0.21	0.42	(0.89)
Total income (loss) from investment operations	0.08		0.41		0.53	0.90	0.77	1.07	(0.27)
Less distributions to shareholders:
From net investment income	(0.07)		(0.36)		(0.63)	(0.45)	(0.57)	(0.54)	(0.66)
From net realized gains	-		(0.10)		(0.15)	(0.03)	(0.09)	-	(0.01)
Total distributions	(0.07)		(0.46)		(0.78)	(0.48)	(0.66)	(0.54)	(0.67)
Net asset value, end of period	$10.89		$10.88		$10.93	$11.18	$10.76	$10.65	$10.12
Total Return(a)	0.73	% **(c)	3.74	% **(c)	4.78%	8.28%	7.32%	10.62%	(2.43)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$240,575		$227,160		$204,591	$156,727	$61,179	$13,435	$576
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.05	% *	1.04%	1.04%	1.05%	1.04%	1.07%
After expense waiver#	0.96	% *	1.00	% *	N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.60	% *	3.40	% *	3.17%	4.34%	5.03%	6.02%	5.70%
Portfolio turnover rate	104	% **	178	% **	146%	187%	68%	39%	61%
	Class L
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99+
Net asset value, beginning of period	$10.94		$10.98		$11.22	$10.79	$10.66	$10.11	$10.97
Income (loss) from investment operations:
Net investment income	0.21	***	0.33	***	0.39 ***	0.52 ***	0.60 ***	0.66 ***	0.44	***
Net realized and unrealized gain (loss) on investments	(0.12)		0.11		0.18	0.40	0.21	0.44	(0.61)
Total income (loss) from investment operations	0.09		0.44		0.57	0.92	0.81	1.10	(0.17)
Less distributions to shareholders:
From net investment income	(0.08)		(0.38)		(0.66)	(0.46)	(0.59)	(0.55)	(0.68)
From net realized gains	-		(0.10)		(0.15)	(0.03)	(0.09)	-	(0.01)
Total distributions	(0.08)		(0.48)		(0.81)	(0.49)	(0.68)	(0.55)	(0.69)
Net asset value, end of period	$10.95		$10.94		$10.98	$11.22	$10.79	$10.66	$10.11
Total Return(a)	0.70	% **	4.02	% **	5.09%	8.49%	7.62%	10.85%	(1.52	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$380,767		$405,695		$348,158	$289,553	$174,896	$66,686	$2,361
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.80	% *	0.79%	0.79%	0.80%	0.79%	0.80	% *
After expense waiver#	0.71	% *	0.75	% *	N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.84	% *	3.62	% *	3.42%	4.62%	5.32%	6.21%	6.11	% *
Portfolio turnover rate	104	% **	178	% **	146%	187%	68%	39%	61	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period May 3, 1999 (commencement of operations) through December 31, 1999.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$10.97		$11.01		$11.25	$10.82	$10.68	$10.12	$11.06
Income (loss) from investment operations:
Net investment income	0.21	***	0.34	***	0.41 ***	0.54 ***	0.62 ***	0.68 ***	0.68 ***
Net realized and unrealized gain (loss) on investments	(0.12)		0.11		0.17	0.40	0.21	0.43	(0.92)
Total income (loss) from investment operations	0.09		0.45		0.58	0.94	0.83	1.11	(0.24)
Less distributions to shareholders:
From net investment income	(0.08)		(0.39)		(0.67)	(0.48)	(0.60)	(0.55)	(0.69)
From net realized gains	-		(0.10)		(0.15)	(0.03)	(0.09)	-	(0.01)
Total distributions	(0.08)		(0.49)		(0.82)	(0.51)	(0.69)	(0.55)	(0.70)
Net asset value, end of period	$10.98		$10.97		$11.01	$11.25	$10.82	$10.68	$10.12
Total Return(a)	0.81	% **	4.11	% **	5.23%	8.61%	7.84%	11.01%	(2.16)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$226,025		$200,216		$153,913	$172,997	$108,395	$49,579	$19,471
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.65	% *	0.64%	0.64%	0.65%	0.64%	0.65%
After expense waiver#	0.64	% *	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.92	% *	3.71	% *	3.58%	4.79%	5.49%	6.37%	6.29%
Portfolio turnover rate	104	% **	178	% **	146%	187%	68%	39%	61%
	Class S
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$11.02		$11.06		$11.29	$10.85	$10.70	$10.14	$11.06
Income (loss) from investment operations:
Net investment income	0.22	***	0.35	***	0.42 ***	0.54 ***	0.63 ***	0.68 ***	0.66 ***
Net realized and unrealized gain (loss) on investments	(0.13)		0.10		0.18	0.41	0.21	0.43	(0.89)
Total income (loss) from investment operations	0.09		0.45		0.60	0.95	0.84	1.11	(0.23)
Less distributions to shareholders:
From net investment income	(0.08)		(0.39)		(0.68)	(0.48)	(0.60)	(0.55)	(0.68)
From net realized gains	-		(0.10)		(0.15)	(0.03)	(0.09)	-	(0.01)
Total distributions	(0.08)		(0.49)		(0.83)	(0.51)	(0.69)	(0.55)	(0.69)
Net asset value, end of period	$11.03		$11.02		$11.06	$11.29	$10.85	$10.70	$10.14
Total Return(a)	0.82	% **	4.11	% **	5.32%	8.71%	7.92%	10.99%	(2.08)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$802,005		$780,442		$814,837	$1,252,515	$887,641	$758,554	$594,002
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.60	% *	0.59%	0.59%	0.60%	0.59%	0.57%
After expense waiver#	0.59	% *	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	3.96	% *	3.75	% *	3.62%	4.83%	5.61%	6.38%	6.07%
Portfolio turnover rate	104	% **	178	% **	146%	187%	68%	39%	61%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.79		$10.84		$11.15		$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.17	***	0.29	***	0.34	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.12)		0.08		0.16		(0.01)
Total income (loss) from investment operations	0.05		0.37		0.50		(0.01)
Less distributions to shareholders:
From net investment income	(0.06)		(0.32)		(0.66)		-
From net realized gains	-		(0.10)		(0.15)		-
Total distributions	(0.06)		(0.42)		(0.81)		-
Net asset value, end of period	$10.78		$10.79		$10.84		$11.15

Total Return(a)	0.49	% **(b)	3.45	% **(b)	4.51	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,354		$1,107		$1,215		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36	% *	1.34	% *	1.36%		-	‡
After expense waiver#	1.28	% *	1.30	% *	N/A		N/A
Net investment income to average daily net assets	3.28	% *	3.13	% *	2.94%		-	‡
Portfolio turnover rate	104	% **	178	% **	146%		187	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss is less than $0.01 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 3, 2004 through October 31, 2004 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99++
Net asset value, beginning of period	$11.07		$10.63		$10.04	$9.69	$9.57	$9.56	$10.00
Income (loss) from investment operations:
Net investment income	0.20	***	0.33	***	0.44 ***	0.46 ***	0.57 ***	0.62 ***	0.39	***
Net realized and unrealized gain (loss) on investments	(0.12)		0.11		0.36	0.29	0.08	0.02	(0.44)
Total income (loss) from investment operations	0.08		0.44		0.80	0.75	0.65	0.64	(0.05)
Less distributions to shareholders:
From net investment income	(0.36)		-		(0.18)	(0.40)	(0.53)	(0.63)	(0.39)
Tax return of capital	-		-		-	-	-	(0.00)†	-
From net realized gains	(0.05)		-		(0.03)	-	-	-	-
Total distributions	(0.41)		-		(0.21)	(0.40)	(0.53)	(0.63)	(0.39)
Net asset value, end of period	$10.74		$11.07		$10.63	$10.04	$9.69	$9.57	$9.56
Total Return(a)	0.74	% **(c)	4.14	% **(c)	7.95%	7.78%	6.69%	6.81%	(0.54	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,773		$26,001		$12,221	$18,401	$4,094	$312	$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.11	% *	1.14%	1.16%	1.11%	1.12%	1.19	% *
After expense waiver#	0.99	% *	1.01	% *	N/A	1.15%	1.09%	1.11%	N/A
Net investment income to average daily net assets	3.70	% *	3.70	% *	4.17%	4.61%	5.70%	6.27%	5.92	% *
Portfolio turnover rate	59	% **	84	% **	105%	76%	62%	15%	32	% **
	Class L
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99++
Net asset value, beginning of period	$11.02		$10.56		$10.10	$9.66	$9.57	$9.56	$10.00
Income (loss) from investment operations:
Net investment income	0.21	***	0.35	***	0.43 ***	0.51 ***	0.58 ***	0.64 ***	0.41	***
Net realized and unrealized gain (loss) on investments	(0.12)		0.11		0.35	0.33	0.07	0.03	(0.45)
Total income (loss) from investment operations	0.09		0.46		0.78	0.84	0.65	0.67	(0.04)
Less distributions to shareholders:
From net investment income	(0.38)		-		(0.29)	(0.40)	(0.56)	(0.66)	(0.40)
Tax return of capital	-		-		-	-	-	(0.00)†	-
From net realized gains	(0.05)		-		(0.03)	-	-	-	-
Total distributions	(0.43)		-		(0.32)	(0.40)	(0.56)	(0.66)	(0.40)
Net asset value, end of period	$10.68		$11.02		$10.56	$10.10	$9.66	$9.57	$9.56
Total Return(a)	0.85	% **	4.36	% **	8.36%	8.09%	6.87%	6.99%	(0.38	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$130,451		$117,093		$64,281	$632	$4,026	$283	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.91	% *	0.86	% *	0.90%	0.90%	0.86%	0.88%	0.94	% *
After expense waiver#	0.75	% *	0.76	% *	N/A	0.90%	0.84%	0.88%	N/A
Net investment income to average daily net assets	3.92	% *	3.93	% *	3.99%	5.17%	5.75%	6.53%	6.17	% *
Portfolio turnover rate	59	% **	84	% **	105%	76%	62%	15%	32	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

++  For the period from May 3, 1999 (commencement of operations) through December 31, 1999.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002, the period ended October 31, 2004 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios.supplemental data for periods prior to January 1, 2001 have not been restaed to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99++
Net asset value, beginning of period	$11.07		$10.61		$10.07	$9.70	$9.58	$9.56	$10.00
Income (loss) from investment operations:
Net investment income	0.21	***	0.36	***	0.47 ***	0.50 ***	0.61 ***	0.65 ***	0.42	***
Net realized and unrealized gain (loss) on investments	(0.11)		0.10		0.39	0.30	0.06	0.02	(0.45)
Total income (loss) from investment operations	0.10		0.46		0.86	0.80	0.67	0.67	(0.03)
Less distributions to shareholders:
From net investment income	(0.38)		-		(0.29)	(0.43)	(0.55)	(0.65)	(0.41)
Tax return of capital	-		-		-	-	-	(0.00)†	-
From net realized gains	(0.05)		-		(0.03)	-	-	-	-
Total distributions	(0.43)		-		(0.32)	(0.43)	(0.55)	(0.65)	(0.41)
Net asset value, end of period	$10.74		$11.07		$10.61	$10.07	$9.70	$9.58	$9.56
Total Return(a)	0.87	% **	4.34	% **	8.41%	8.30%	6.96%	7.15%	(0.26	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,768		$7,221		$6,975	$3,979	$313	$231	$146
Ratio of expenses to average daily net assets:
Before expense waiver	0.75	% *	0.71	% *	0.74%	0.75%	0.71%	0.73%	0.80	% *
After expense waiver#	0.74	% *	N/A		N/A	0.74%	0.69%	0.72%	N/A
Net investment income to average daily net assets	3.93	% *	3.96	% *	4.44%	4.99%	6.10%	6.64%	6.35	% *
Portfolio turnover rate	59	% **	84	% **	105%	76%	62%	15%	32	% **
	Class S
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99++
Net asset value, beginning of period	$11.10		$10.64		$10.10	$9.71	$9.59	$9.56	$10.00
Income (loss) from investment operations:
Net investment income	0.21	***	0.36	***	0.48 ***	0.53 ***	0.61 ***	0.66 ***	0.42	***
Net realized and unrealized gain (loss) on investments	(0.10)		0.10		0.38	0.29	0.07	0.03	(0.44)
Total income (loss) from investment operations	0.11		0.46		0.86	0.82	0.68	0.69	(0.02)
Less distributions to shareholders:
From net investment income	(0.39)		-		(0.29)	(0.43)	(0.56)	(0.66)	(0.42)
Tax return of capital	-		-		-	-	-	(0.00)†	-
From net realized gains	(0.05)		-		(0.03)	-	-	-	-
Total distributions	(0.44)		-		(0.32)	(0.43)	(0.56)	(0.66)	(0.42)
Net asset value, end of period	$10.77		$11.10		$10.64	$10.10	$9.71	$9.59	$9.56
Total Return(a)	0.82	% **	4.42	% **	8.48%	8.41%	7.11%	7.19%	(0.25	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$126,979		$104,200		$74,735	$39,147	$29,054	$26,790	$24,975
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.66	% *	0.69%	0.70%	0.66%	0.69%	0.74	% *
After expense waiver#	0.69	% *	N/A		N/A	0.70%	0.64%	0.68%	N/A
Net investment income to average daily net assets	3.99	% *	4.02	% *	4.57%	5.31%	6.13%	6.71%	6.33	% *
Portfolio turnover rate	59	% **	84	% **	105%	76%	62%	15%	32	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

++  For the period from May 3, 1999 (commencement of operations) through December 31, 1999.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the year ended December 31, 2001, the period January 1, 2002 through April 30, 2002 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios.supplemental data for periods prior to January 1, 2001 have not been restaed to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.96		$10.55		$10.02		$10.03
Income (loss) from investment operations:
Net investment income	0.19	***	0.30	***	0.40	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.13)		0.11		0.37		(0.01)
Total income (loss) from investment operations	0.06		0.41		0.77		(0.01)
Less distributions to shareholders:
From net investment income	(0.32)		-		(0.21)		-
From net realized gains	(0.05)		-		(0.03)		-
Total distributions	(0.37)		-		(0.24)		-
Net asset value, end of period	$10.65		$10.96		$10.55		$10.02

Total Return(a)	0.56	% **(b)	3.89	%**(b)	7.65	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,193		$128		$111		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.45	% *	1.41	%*	1.44%		-	‡
After expense waiver#	1.29	% *	1.32	%*	N/A		N/A
Net investment income to average daily net assets	3.52	% *	3.34	%*	3.86%		-	‡
Portfolio turnover rate	59	% **	84	%**	105%		76	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period ended October 31, 2004 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.13	***	0.14	***	0.15	***	0.14	***	0.12	***
Net realized and unrealized loss on investments	(0.23)		(0.23)		(0.24)		(0.22)		(0.22)
Total loss from investment operations	(0.10)		(0.09)		(0.09)		(0.08)		(0.10)
Net asset value, end of period	$9.90		$9.91		$9.91		$9.92		$9.90

Total Return(a)	(1.00	)% **(b)	(0.90	)% **	(0.90	)% **	(0.80	)% **	(1.00	)% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$750		$237,170		$9,650		$99		$99
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	% *	0.98	% *	0.83	% *	0.79	% *	1.46	% *
After expense waiver#	1.16	% *	0.89	% *	0.74	% *	0.70	% *	1.38	% *
Net investment income to average daily net assets	3.89	% *	4.25	% *	4.65	% *	4.24	% *	3.58	% *
Portfolio turnover rate	65	% **	65	% **	65	% **	65	% **	65	% **

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through April 30, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.40		$10.40
Income (loss) from investment operations:
Net investment income	0.37	***	0.37	***
Net realized and unrealized loss on investments	(0.34)		(0.33)
Total income from investment operations	0.03		0.04
Less distributions to shareholders:
From net investment income	(0.12)		(0.12)
Net asset value, end of period	$10.31		$10.32
Total Return(a)	0.35	% **(b)	0.38	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,744		$99
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	0.90	% *
After expense waiver#	1.15	% *	0.90	% *
Net investment income to average daily net assets	7.15	% *	7.17	% *
Portfolio turnover rate	44	% **	44	% **

	Class Y
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02(c)	Year ended 10/31/01	Period ended 10/31/00††
Net asset value, beginning of period	$10.39		$10.05	$8.27	$8.94	$9.88	$10.00
Income (loss) from investment operations:
Net investment income	0.38	***	0.84	0.82	0.74	0.79	0.09
Net realized and unrealized gain (loss) on investments	(0.33)		0.35	1.79	(0.67)	(0.94)	(0.12)
Total income (loss) from investment operations	0.05		1.19	2.61	0.07	(0.15)	(0.03)
Less distributions to shareholders:
From net investment income	(0.12)		(0.85)	(0.83)	(0.74)	(0.79)	(0.09)
From net realized gains	-		-	-	(0.00)+	-	-
Total distributions	(0.12)		(0.85)	(0.83)	(0.74)	(0.79)	(0.09)
Net asset value, end of period	$10.32		$10.39	$10.05	$8.27	$8.94	$9.88
Total Return	0.51	% **(a)	12.32%	33.04%	0.48%	(1.58)%	(0.30	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$74,378		$78,901	$50,552	$25,704	$24,637	$24,917
Ratio of expenses to average daily net assets:
Before expense waiver	0.75	% *	0.78%	1.02%	1.04%	1.07%	2.12	% *
After expense waiver#	0.75	% *	0.75%	0.75%	0.75%	0.75%	0.75	% *
Net investment income to average daily net assets	7.32	% *	8.30%	8.98%	8.43%	8.35%	6.01	% *
Portfolio turnover rate	44	% **	70%	103%	73%	77%	5	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A and Class L commenced operations on November 1, 2004.

††  For the period September 5, 2000 (commencement of operations) through October 31, 2000.

+  Distributions from net realized gains are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share, and a decrease of the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S		Class N
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.40		$10.40
Income (loss) from investment operations:
Net investment income	0.35	***	0.35	***
Net realized and unrealized loss on investments	(0.30)		(0.33)
Total income from investment operations	0.05		0.02
Less distributions to shareholders:
From net investment income	(0.13)		(0.12)
Net asset value, end of period	$10.32		$10.30
Total Return(a)	0.55	% **	0.14	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,989		$110
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	1.45	% *
After expense waiver#	0.70	% *	1.45	% *
Net investment income to average daily net assets	7.43	% *	6.64	% *
Portfolio turnover rate	44	% **	44	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$9.10		$8.84		$7.66	$8.93	$9.81	$13.21	$14.20
Income (loss) from investment operations:
Net investment income	0.09	***	0.11	***	0.14 ***	0.17 ***	0.20 ***	0.35 ***	0.40	***
Net realized and unrealized gain (loss) on investments	0.13		0.15		1.20	(1.24)	(0.84)	(0.41)	(0.70)
Total income (loss) from investment operations	0.22		0.26		1.34	(1.07)	(0.64)	(0.06)	(0.30)
Less distributions to shareholders:
From net investment income	(0.18)		-		(0.16)	(0.20)	(0.24)	(0.49)	(0.47)
Tax return of capital	-		-		-	-	-	-	(0.00	)†
From net realized gains	-		-		-	-	(0.00)†	(2.85)	(0.22)
Total distributions	(0.18)		-		(0.16)	(0.20)	(0.24)	(3.34)	(0.69)
Net asset value, end of period	$9.14		$9.10		$8.84	$7.66	$8.93	$9.81	$13.21
Total Return(a)	2.37	% **(c)	2.94	% **(c)	17.52%	(11.98)%	(6.51)%	(0.58)%	(2.17)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,546		$7,555		$7,287	$5,490	$7,168	$4,095	$573
Ratio of expenses to average daily net assets:
Before expense waiver	1.18	% *	1.20	% *	1.16%	1.16%	1.16%	1.15%	1.15%
After expense waiver#	1.16	% *	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.01	% *	1.43	% *	1.70%	2.08%	2.20%	2.64%	2.87%
Portfolio turnover rate	54	% **	104	% **	95%	94%	85%	100%	19%
	Class L
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)	Year ended 12/31/00	Period ended 12/31/99++
Net asset value, beginning of period	$9.18		$8.91		$7.71	$8.98	$9.85	$13.22	$14.62
Income (loss) from investment operations:
Net investment income	0.11	***	0.13	***	0.16 ***	0.20 ***	0.23 ***	0.39 ***	0.47	***
Net realized and unrealized gain (loss) on investments	0.13		0.14		1.21	(1.25)	(0.85)	(0.42)	(1.15)
Total income (loss) from investment operations	0.24		0.27		1.37	(1.05)	(0.62)	(0.03)	(0.68)
Less distributions to shareholders:
From net investment income	(0.19)		-		(0.17)	(0.22)	(0.25)	(0.49)	(0.50)
Tax return of capital	-		-		-	-	-	-	(0.00	)†
From net realized gains	-		-		-	-	(0.00)†	(2.85)	(0.22)
Total distributions	(0.19)		-		(0.17)	(0.22)	(0.25)	(3.34)	(0.72)
Net asset value, end of period	$9.23		$9.18		$8.91	$7.71	$8.98	$9.85	$13.22
Total Return(a)	2.47	% **	3.14	% **	17.77%	(11.67)%	(6.31)%	(0.35)%	(4.69	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,316		$2,779		$2,393	$3,280	$3,976	$4,721	$173
Ratio of expenses to average daily net assets:
Before expense waiver	0.93	% *	0.94	% *	0.91%	0.91%	0.91%	0.90%	0.89	% *
After expense waiver#	0.91	% *	N/A		N/A	N/A	N/A	N/A	N/A
Net investment income to average daily net assets	2.31	% *	1.70	% *	1.97%	2.33%	2.47%	2.97%	4.97	% *
Portfolio turnover rate	54	% **	104	% **	95%	94%	85%	100%	19	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions frpm tax return of capital and net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

++  For the period May 3, 1999 (commencement of operations) through December 31, 1999.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$9.48		$9.18		$7.94	$9.25		$10.14	$13.24	$14.20
Income (loss) from investment operations:
Net investment income	0.12	***	0.14	***	0.18 ***	0.21	***	0.25 ***	0.42 ***	0.46 ***
Net realized and unrealized gain (loss) on investments	0.14		0.16		1.25	(1.29)		(0.88)	(0.44)	(0.71)
Total income (loss) from investment operations	0.26		0.30		1.43	(1.08)		(0.63)	(0.02)	(0.25)
Less distributions to shareholders:
From net investment income	(0.22)		-		(0.19)	(0.23)		(0.26)	(0.23)	(0.49)
Tax return of capital	-		-		-	-		-	-	(0.00)†
From net realized gains	-		-		-	-		(0.00)†	(2.85)	(0.22)
Total distributions	(0.22)		-		(0.19)	(0.23)		(0.26)	(3.08)	(0.71)
Net asset value, end of period	$9.52		$9.48		$9.18	$7.94		$9.25	$10.14	$13.24
Total Return(a)	2.65	% **	3.27	% **	18.02%	(11.64)%		(6.19)%	(0.22)%	(1.77)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,095		$2,083		$2,138	$2,438		$3,087	$3,587	$59,381
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	0.80	% *	0.76%	0.76%		0.76%	0.74%	0.75%
After expense waiver#	0.76	% *	N/A		N/A	N/A		N/A	N/A	N/A
Net investment income to average daily net assets	2.41	% *	1.84	% *	2.09%	2.48%		2.62%	3.20%	3.23%
Portfolio turnover rate	54	% **	104	% **	95%	94%		85%	100%	19%
	Class S
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)	Year ended 12/31/00	Year ended 12/31/99
Net asset value, beginning of period	$9.22		$8.93		$7.72	$9.00		$9.88	$13.25	$14.20
Income (loss) from investment operations:
Net investment income	0.12	***	0.15	***	0.190 ***	0.22	***	0.26 ***	0.43 ***	0.48 ***
Net realized and unrealized gain (loss) on investments	0.14		0.14		1.22	(1.25)		(0.86)	(0.41)	(0.70)
Total income (loss) from investment operations	0.26		0.29		1.41	(1.03)		(0.60)	0.02	(0.22)
Less distributions to shareholders:
From net investment income	(0.23)		-		(0.20)	(0.25)		(0.28)	(0.54)	(0.51)
Tax return of capital	-		-		-	-		-	-	(0.00)†
From net realized gains	-		-		-	-		(0.00)†	(2.85)	(0.22)
Total distributions	(0.23)		-		(0.20)	(0.25)		(0.28)	(3.39)	(0.73)
Net asset value, end of period	$9.25		$9.22		$8.93	$7.72		$9.00	$9.88	$13.25
Total Return(a)	2.65	% **	3.36	% **	18.30%	(11.47)%		(6.07)%	0.00%	(1.58)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$249,516		$262,347		$277,665	$261,137		$350,187	$432,619	$655,478
Ratio of expenses to average daily net assets:
Before expense waiver	0.62	% *	0.63	% *	0.60%	0.60%		0.60%	0.59%	0.57%
After expense waiver#	0.60	% *	N/A		N/A	N/A		N/A	N/A	N/A
Net investment income to average daily net assets	2.61	% *	1.99	% *	2.26%	2.64%		2.78%	3.28%	3.36%
Portfolio turnover rate	54	% **	104	% **	95%	94	%0	85%	100%	19%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital and net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.00		$8.77		$7.63		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.12		0.15		1.19		(0.00	)†
Total income (loss) from investment operations	0.20		0.23		1.31		(0.00)
Less distributions to shareholders:
From net investment income	(0.12)		-		(0.17)		-
Net asset value, end of period	$9.08		$9.00		$8.77		$7.63

Total Return(a)	2.23	% **(b)	2.62	%**(b)	17.22	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$400		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.49	% *	1.49	%*	1.47%		-	‡
After expense waiver#	1.47	% *	N/A		N/A		N/A
Net investment income to average daily net assets	1.83	% *	1.13	%*	1.38%		-	‡
Portfolio turnover rate	54	% **	104	%**	95%		94	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and net realized and unrealized loss on investments are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$15.87
Income (loss) from investment operations:
Net investment income	0.13	***
Net realized and unrealized gain on investments	0.44
Total income from investment operations	0.57
Less distributions to shareholders:
From net investment income	0.09
Net asset value, end of period	$16.53
Total Return(a)	4.68	%**(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,635
Ratio of expenses to average daily net assets:
Before expense waiver	1.09	%*
After expense waiver#	N/A
Net investment income to average daily net assets	1.57	%*
Portfolio turnover rate	30	%**

	Class L
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02		Year ended 10/31/01		Year ended 10/31/00
Net asset value, beginning of period	$15.87		$14.15		$12.25		$12.96		$13.72		$14.91
Income (loss) from investment operations:
Net investment income	0.16	***	0.23		0.18		0.15		0.21		0.39
Net realized and unrealized gain (loss) on investments	0.43		1.87		1.87		(0.67)		(0.69)		(0.21)
Total income (loss) from investment operations	0.59		2.10		2.05		(0.52)		(0.48)		0.18
Less distributions to shareholders:
From net investment income	0.09		(0.38)		(0.15)		(0.19)		(0.28)		(0.33)
From net realized gains	-		-		-		-		-		(1.04)
Total distributions	0.09		(0.38)		(0.15)		(0.19)		(0.28)		(1.37)
Net asset value, end of period	$16.55		$15.87		$14.15		$12.25		$12.96		$13.72
Total Return	4.86	%**(a)	15.00	% **	16.87	% **	(4.08	)% **	(3.69	)% **	1.93	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$123,866		$70,724		$68,306		$52,339		$49,835		$56,431
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	%*	0.80%		0.82%		0.83%		0.86%		0.79%
After expense waiver#	N/A		0.80%		0.80%		0.80%		0.80%		N/A
Net investment income to average daily net assets	1.88	%*	1.38%		1.43%		1.14%		1.49%		1.73%
Portfolio turnover rate	30	%**	30%		49%		24%		26%		41%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A commenced operations on November 1, 2004.

#  Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y		Class S		Class N
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$15.87		$15.87		$15.87
Income (loss) from investment operations:
Net investment income	0.17	***	0.18	***	0.12	***
Net realized and unrealized gain on investments	0.41		0.41		0.46
Total income from investment operations	0.58		0.59		0.58
Less distributions to shareholders:
From net investment income	0.10		0.10		0.07
Net asset value, end of period	$16.55		$16.56		$16.52

Total Return(a)	4.94	%**	4.96	%**	4.54	%**(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,418		$423,548		$178
Ratio of expenses to average daily net assets	0.69	%*	0.59	%*	1.40	%*
Net investment income to average daily net assets	1.99	%*	2.11	%*	1.41	%*
Portfolio turnover rate	30	%**	30	%**	30	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class Y, Class S and Class N commenced operations on November 1, 2004.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.97		$10.97
Income (loss) from investment operations:
Net investment income	0.09	***	0.11	***
Net realized and unrealized gain on investments	0.66		0.64
Total income from investment operations	0.75		0.75
Less distributions to shareholders:
From net investment income	(0.04)		(0.05)
From net realized gains	(0.06)		(0.06)
Total distributions	(0.10)		(0.11)
Net asset value, end of period	$11.62		$11.61
Total Return(a)	6.96	% **(b)	6.94	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$799		$2,169
Ratio of expenses to average daily net assets:
Before expense waiver	1.16	% *	0.91	% *
After expense waiver#	1.09	% *	0.84	% *
Net investment income to average daily net assets	1.53	% *	1.81	% *
Portfolio turnover rate	61	% **	61	% **

	Class Y
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$10.96		$10.01	$8.35	$9.18	$10.00
Income (loss) from investment operations:
Net investment income	0.12	***	0.18	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.66		1.34	1.63	(0.83)	(0.93)
Total income (loss) from investment operations	0.78		1.52	1.80	(0.69)	(0.82)
Less distributions to shareholders:
From net investment income	(0.05)		(0.31)	(0.14)	(0.14)	-
From net realized gains	(0.06)		(0.26)	-	-	-
Total distributions	(0.11)		(0.57)	(0.14)	(0.14)	-
Net asset value, end of period	$11.63		$10.96	$10.01	$8.35	$9.18

Total Return	7.12	% **(a)	15.31%	21.87%	(7.79)%	(8.20	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$53,110		$38,480	$28,342	$22,061	$22,951
Ratio of expenses to average daily net assets:
Before expense waiver	0.76	% *	0.98%	1.22%	1.19%	1.16	% *
After expense waiver#	0.69	% *	0.70%	0.70%	0.70%	0.70	% *
Net investment income to average daily net assets	2.10	% *	1.80%	1.86%	1.49%	1.26	% *
Portfolio turnover rate	61	% **	102%	94%	115%	65	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A and Class L commenced operations on November 1, 2004.

††  Class Y commenced operations on December 19, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S		Class N
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.97		$10.97
Income (loss) from investment operations:
Net investment income	0.13	***	0.08	***
Net realized and unrealized gain on investments	0.65		0.66
Total income from investment operations	0.78		0.74
Less distributions to shareholders:
From net investment income	(0.05)		(0.04)
From net realized gains	(0.06)		(0.06)
Total distributions	(0.11)		(0.10)
Net asset value, end of period	$11.64		$11.61

Total Return(a)	7.23	% **	6.81	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$106		$106
Ratio of expenses to average daily net assets:
Before expense waiver	0.66	% *	1.47	% *
After expense waiver#	0.59	% *	1.40	% *
Net investment income to average daily net assets	2.21	% *	1.40	% *
Portfolio turnover rate	61	% **	61	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+
Net asset value, beginning of period	$10.14		$10.00		$10.14		$10.00
Income (loss) from investment operations:
Net investment income	0.09	***	0.00	†	0.10	***	0.01
Net realized and unrealized gain on investments	0.61		0.14		0.62		0.13
Total income from investment operations	0.70		0.14		0.72		0.14
Less distributions to shareholders:
From net investment income	(0.04)		-		(0.05)		-
From net realized gains	(0.04)		-		(0.04)		-
Total distributions	(0.08)		-		(0.09)		-
Net asset value, end of period	$10.76		$10.14		$10.77		$10.14
Total Return(a)	6.97	% **(b)	1.40	%**	7.12	% **	1.40	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,005		$4,504		$19,500		$18,347
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.35	%*	0.86	% *	1.10	%*
After expense waiver#	1.09	% *	1.09	%*	0.84	% *	0.84	%*
Net investment income to average daily net assets	1.66	% *	1.26	%*	1.92	% *	1.52	%*
Portfolio turnover rate	51	% **	6	%**	51	% **	6	%**

	Class Y				Class S				Class N
	Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+		Six months ended 4/30/05 (Unaudited)		Period ended 10/31/04+
Net asset value, beginning of period	$10.14		$10.00		$10.14		$10.00		$10.13		$10.00
Income (loss) from investment operations:
Net investment income	0.11	***	0.01		0.12	***	0.01		0.07	***	0.00	†
Net realized and unrealized gain on investments	0.61		0.13		0.62		0.13		0.63		0.13
Total income from investment operations	0.72		0.14		0.74		0.14		0.70		0.13
Less distributions to shareholders:
From net investment income	(0.05)		-		(0.06)		-		(0.04)		-
From net realized gains	(0.04)		-		(0.04)		-		(0.04)		-
Total distributions	(0.09)		-		(0.10)		-		(0.08)		-
Net asset value, end of period	$10.77		$10.14		$10.78		$10.14		$10.75		$10.13
Total Return(a)	7.15	% **	1.40	%**	7.27	% **	1.40	%**	6.90	% **(b)	1.30	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,413		$1,219		$160,837		$158,172		$182		$192
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.95	%*	0.61	% *	0.85	%*	1.42	% *	1.66	%*
After expense waiver#	0.69	% *	0.69	%*	0.59	% *	0.59	%*	1.40	% *	1.40	%*
Net investment income to average daily net assets	2.07	% *	1.64	%*	2.17	% *	1.77	%*	1.38	% *	0.74	%*
Portfolio turnover rate	51	% **	6	%**	51	% **	6	%**	51	% **	6	%**

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income was less than $0.01.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as they set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+
Net asset value, beginning of period	$9.95		$9.95
Income (loss) from investment operations:
Net investment income	0.06	***	0.07	***
Net realized and unrealized gain on investments	0.30		0.30
Total income from investment operations	0.36		0.37
Less distributions to shareholders:
From net investment income	(0.05)		(0.05)
Net asset value, end of period	$10.26		$10.27
Total Return(a)	3.56	% **(b)	3.71	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$292		$659
Ratio of expenses to average daily net assets:
Before expense waiver	1.18	% *	0.93	% *
After expense waiver#	1.08	% *	0.83	% *
Net investment income to average daily net assets	1.14	% *	1.28	% *
Portfolio turnover rate	52	% **	52	% **

	Class Y
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01		Year ended 10/31/00
Net asset value, beginning of period	$9.95		$9.28	$7.82	$9.29	$17.36		$17.25
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.11	0.09	0.08	0.05		(0.06)
Net realized and unrealized gain (loss) on investments	0.28		0.74	1.45	(1.48)	(5.22)		2.25
Total income (loss) from investment operations	0.37		0.85	1.54	(1.40)	(5.17)		2.19
Less distributions to shareholders:
From net investment income	(0.05)		(0.18)	(0.08)	(0.07)	-		-
From net realized gains	-		-	-	-	(2.90)		(2.08)
Total distributions	(0.05)		(0.18)	(0.08)	(0.07)	(2.90)		(2.08)
Net asset value, end of period	$10.27		$9.95	$9.28	$7.82	$9.29		$17.36
Total Return	3.73	% **(a)	9.17%	19.93%	(15.22)%	(33.06	)% (c)	12.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$31,056		$30,017	$27,402	$23,920	$28,236		$48,662
Ratio of expenses to average daily net assets:
Before expense waiver	0.78	% *	1.00%	1.18%	1.08%	1.06%		1.05%
After expense waiver#	0.69	% *	0.70%	0.70%	0.70%	0.73	% (c)	0.90%
Net investment income (loss) to average daily net assets	1.81	% *	1.06%	1.11%	00.91%	0.45%		(0.35)%
Portfolio turnover rate	52	% **	116%	90%	0101%	220%		144%

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Class A and Class L commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 and December 17, 2000.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S		Class N
	Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+
Net asset value, beginning of period	$9.95		$9.95
Income (loss) from investment operations:
Net investment income	0.10	***	0.06	***
Net realized and unrealized gain on investments	0.28		0.28
Total income from investment operations	0.38		0.34
Less distributions to shareholders:
From net investment income	(0.05)		(0.04)
Net asset value, end of period	$10.28		$10.25
Total Return(a)	3.84	% **	3.41	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$108		$103
Ratio of expenses to average daily net assets:
Before expense waiver	0.68	% *	1.49	% *
After expense waiver#	0.59	% *	1.40	% *
Net investment income to average daily net assets	1.90	% *	1.10	% *
Portfolio turnover rate	52	% **	52	% **

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.02	***	0.03	***	0.03	***	0.04	***	0.01	***
Net realized and unrealized loss on investments	(0.45)		(0.45)		(0.44)		(0.45)		(0.45)
Total loss from investment operations	(0.43)		(0.42)		(0.41)		(0.41)		(0.44)
Net asset value, end of period	$9.57		$9.58		$9.59		$9.59		$9.56

Total Return(a)	(4.20	)% **(b)	(4.20	)% **	(4.10	)% **	(4.10	)% **	(4.40	)% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,428		$96,149		$96		$222,730		$96
Ratio of expenses to average daily net assets:
Before expense waiver	1.42	% *	1.13	% *	1.02	% *	0.80	% *	1.72	% *
After expense waiver#	1.23	% *	0.93	% *	0.83	% *	0.60	% *	1.53	% *
Net investment income to average daily net assets	0.58	% *	0.95	% *	0.99	% *	1.28	% *	0.29	% *
Portfolio turnover rate	34	% **	34	% **	34	% **	34	% **	34	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  For the period December 31, 2004 (commencement of operations) through April 30, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.01	***	0.01	***	0.01	***	0.02	***	(0.01	)***
Net realized and unrealized loss on investments	(0.48)		(0.48)		(0.48)		(0.48)		(0.48)
Total loss from investment operations	(0.47)		(0.47)		(0.47)		(0.46)		(0.49)
Net asset value, end of period	$9.53		$9.53		$9.53		$9.54		$9.51

Total Return(a)	(4.70	)% **(b)	(4.70	)% **	(4.70	)% **	(4.60	)% **	(4.90	)% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$236,915		$95		$3,469		$454,934		$437
Ratio of expenses to average daily net assets:
Before expense waiver	1.19	% *	1.05	% *	0.91	% *	0.81	% *	1.56	% *
After expense waiver#	1.09	% *	0.95	% *	0.82	% *	0.71	% *	1.46	% *
Net investment income to average daily net assets	0.17	% *	0.26	% *	0.34	% *	0.55	% *	(0.16	)% *
Portfolio turnover rate	16	% **	16	% **	16	% **	16	% **	16	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from December 31, 2004 (commencement of operations) through April 30, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through April 30, 2005.

(a)  Employee benfit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$8.38		$8.38		$8.38
Income (loss) from investment operations:
Net investment income	0.03	***	0.05	***	0.05	***
Net realized and unrealized gain on investments	0.02		0.02		0.02
Total income from investment operations	0.05		0.07		0.07
Less distributions to shareholders:
From net investment income	(0.03)		(0.04)		(0.04)
Net asset value, end of period	$8.40		$8.41		$8.41
Total Return(a)	0.50	% **(b)	0.66	% **	0.68	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103		$100		$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.22	% *	0.96	% *	0.81	% *
After expense waiver#	1.20	% *	0.95	% *	0.80	% *
Net investment income to average daily net assets	0.79	% *	1.05	% *	1.20	% *
Portfolio turnover rate	22	% **	22	% **	22	% **

	Class S
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01	Year ended 10/31/00
Net asset value, beginning of period	$8.39		$7.83	$6.85	$8.33	$14.65	$12.93
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	0.04	0.02	0.00 +	(0.01)
Net realized and unrealized gain (loss) on investments	0.01		0.59	0.96	(1.49)	(4.85)	2.36
Total income (loss) from investment operations	0.06		0.63	1.00	(1.47)	(4.85)	2.35
Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.02)	(0.01)	(0.00)+	(0.02)
From net realized gains	-		-	-	-	(1.47)	(0.61)
Total distributions	(0.04)		(0.07)	(0.02)	(0.01)	(1.47)	(0.63)
Net asset value, end of period	$8.41		$8.39	$7.83	$6.85	$8.33	$14.65
Total Return	0.69	% (a)**	8.05%	14.56%	(17.71)%	(35.74)%	18.57%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$77,438		$77,304	$101,530	$92,479	$112,222	$156,920
Ratio of expenses to average daily net assets:
Before expense waiver	0.76	% *	-	-	-	-	-
After expense waiver#	0.75	% *	0.77%	0.75%	0.74%	0.73%	0.69%
Net investment income (loss) to average daily net assets	1.24	% *	0.33%	0.41%	0.16%	0.05%	(0.09)%
Portfolio turnover rate	22	% **	28%	83%	43%	51%	96%

*  Annualized

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A, Class L and Class Y commenced operations on November 1, 2004.

+  Net investment income and distributions from net investment income are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$8.38
Income (loss) from investment operations:
Net investment income	0.02	***
Net realized and unrealized gain on investments	0.02
Total income from investment operations	0.04
Less distributions to shareholders:
From net investment income	(0.03)
Net asset value, end of period	$8.39
Total Return(a)	0.33	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$100
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	% *
After expense waiver#	1.50	% *
Net investment income to average daily net assets	0.50	% *
Portfolio turnover rate	22	% **

*  Annualized

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$7.64		$7.64
Income (loss) from investment operations:
Net investment income	0.03	***	0.04	***
Net realized and unrealized gain on investments	0.09		0.09
Total income from investment operations	0.12		0.13
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)
Net asset value, end of period	$7.72		$7.73

Total Return(a)	1.37	% **(b)	1.54	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$189		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.16	% *	0.91	% *
After expense waiver#	1.09	% *	0.84	% *
Net investment income to average daily net assets	0.68	% *	1.13	% *
Portfolio turnover rate	43	% **	43	% **

	Class Y
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$7.65		$7.41	$6.12	$7.66	$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.02	0.03	0.02	0.00	+
Net realized and unrealized gain (loss) on investments	0.07		0.26	1.28	(1.55)	(2.34)
Total income (loss) from investment operations	0.12		0.28	1.31	(1.53)	(2.34)
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)	(0.02)	(0.01)	-
Net asset value, end of period	$7.73		$7.65	$7.41	$6.12	$7.66
Total Return	1.57	% **(a)	3.83%	21.42%	(20.03)%	(23.40	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,094		$21,313	$20,154	$15,416	$19,186
Ratio of expenses to average daily net assets:
Before expense waiver	0.76	% *	1.15%	1.40%	1.29%	1.24	% *
After expense waiver#	0.69	% *	0.70%	0.70%	0.70%	0.70	% *
Net investment income (loss) to average daily net assets	1.25	% *	0.36%	0.41%	0.20%	(0.02	)% *
Portfolio turnover rate	43	% **	112%	69%	65%	68	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  Net investment income is less than $0.01 per share.

†  Class A and Class L commenced operations on November 1, 2004.

††  For the period from December 19, 2000 (commencement of operations) through October 21, 2001.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return exludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S		Class N
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$7.64		$7.64
Income (loss) from investment operations:
Net investment income	0.05	***	0.02	***
Net realized and unrealized gain on investments	0.08		0.08
Total income from investment operations	0.13		0.10
Less distributions to shareholders:
From net investment income	(0.04)		(0.03)
Net asset value, end of period	$7.73		$7.71
Total Return(a)	1.58	% **	1.19	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	1.47	% *
After expense waiver#	0.59	% *	1.40	% *
Net investment income to average daily net assets	1.39	% *	0.57	% *
Portfolio turnover rate	43	% **	43	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y
	Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†		Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$14.00		$14.00		$14.00
Income (loss) from investment operations:
Net investment loss	(0.03	)***	(0.02	)***	(0.01	)***
Net realized and unrealized loss on investments	(0.57)		(0.57)		(0.56)
Total loss from investment operations	(0.60)		(0.59)		(0.57)
Net asset value, end of period	$13.40		$13.41		$13.43
Total Return(a)	(3.94	)% **(b)	(3.87	)% **	(3.73	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,727		$96		$567
Ratio of expenses to average daily net assets:
Before expense waiver	1.31	% *	1.06	% *	0.91	% *
After expense waiver#	1.30	% *	1.05	% *	0.90	% *
Net investment loss to average daily net assets	(0.42	)% *	(0.24	)% *	(0.08	)% *
Portfolio turnover rate	17	% **	17	% **	17	% **

	Class S
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Period ended 10/31/01††
Net asset value, beginning of period	$13.95		$12.80	$9.31	$9.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***	0.02	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments	(0.52)		2.22	3.50	(0.14)	(0.34)
Total income (loss) from investment operations	(0.52)		2.24	3.53	(0.08)	(0.28)
Less distributions to shareholders:
From net investment income	-		(0.04)	(0.04)	(0.07)	(0.01)
From net realized gains	-		(1.05)	-	(0.25)	-
Total distributions	-		(1.09)	(0.04)	(0.32)	(0.01)
Net asset value, end of period	$13.43		$13.95	$12.80	$9.31	$9.71
Total Return	(3.73	)% **(a)	17.48%	38.13%	(1.08)%	(2.90	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96,567		$102,717	$83,165	$59,322	$59,343
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.90%	0.98%	0.99%	0.99	% *
After expense waiver#	0.85	% *	0.85%	0.85%	0.85%	0.85	% *
Net investment income (loss) to average daily net assets	(0.04	)% *	0.17%	0.39%	0.52%	0.66	% *
Portfolio turnover rate	17	% **	66%	65%	40%	31	% **

*  Annualized.

**  Percentage represents results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class A, Class L and Class Y commenced operations on November 1, 2004.

††  Class S commenced operations on December 19, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$14.00
Income (loss) from investment operations:
Net investment loss	(0.06	)***
Net realized and unrealized loss on investments	(0.56)
Total loss from investment operations	(0.62)
Net asset value, end of period	$13.38
Total Return(a)	(4.09	)% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$103
Ratio of expenses to average daily net assets:
Before expense waiver	1.61	% *
After expense waiver#	1.60	% *
Net investment loss to average daily net assets	(0.79	)% *
Portfolio turnover rate	17	% **

*  Annualized.

**  Percentage represents results from the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/05 (Unaudited)		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02	Year ended 10/31/01	Year ended 10/31/00
Net asset value, beginning of period	$15.79		$15.16	$11.76	$13.95	$12.72	$8.89
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.08)	(0.04)	(0.03)	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.06	)††	1.31	3.74	(1.13)	2.57	3.96
Total income (loss) from investment operations	(0.08)		1.23	3.70	(1.16)	2.59	3.98
Less distributions to shareholders:
From net investment income	-		-	-	(0.02)	(0.02)	-
Tax return of capital	-		-	- †	-	-	-
From net realized gains	(0.00	)†	(0.60)	(0.30)	(1.01)	(1.34)	(0.15)
Total distributions	(0.00)		(0.60)	(0.30)	(1.03)	(1.36)	(0.15)
Net asset value, end of period	$15.71		$15.79	$15.16	$11.76	$13.95	$12.72
Total Return	(0.48	)% **(a)(b)	8.13%	32.08%	(9.66)%	23.02%	45.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$420,883		$452,238	$450,972	$299,885	$220,957	$84,599
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.13%	1.14%	1.15%	1.19%	1.34%
After expense waiver#	1.14	% *	N/A	N/A	N/A	N/A	1.30%
Net investment income (loss) to average daily net assets	(0.28	)% *	(0.45)%	(0.37)%	(0.26)%	0.20%	0.30%
Portfolio turnover rate	16	% **	43%	53%	51%	115%	114%

	Class L		Class Y		Class S		Class N
	Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+		Six months ended 4/30/05 (Unaudited)+
Net asset value, beginning of period	$15.89		$15.89		$15.89		$15.89
Income (loss) from investment operations:
Net investment income (loss)	(0.00	) ***†	0.01	***	0.01	***	(0.05	) ***
Net realized and unrealized loss on investments	(0.16	) ††	(0.16	) ††	(0.15	) ††	(0.15	) ††
Total loss from investment operations	(0.16)		(0.15)		(0.14)		(0.20)
Less distributions to shareholders:
From net realized gains	(0.00	)†	(0.00	)†	(0.00	)†	(0.00	)†
Net asset value, end of period	$15.73		$15.74		$15.75		$15.69
Total Return(a)	(0.29	)% **	(0.29	)% **	(0.23	)% **	(0.61	)% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,155		$12,952		$372,925		$130
Ratio of expenses to average daily net assets:
Before expense waiver	0.90	% *	0.80	% *	0.70	% *	1.50	% *
After expense waiver#	0.89	% *	0.79	% *	0.69	% *	1.49	% *
Net investment loss to average daily net assets	(0.03	)% *	0.07	% *	0.17	% *	(0.63	)% *
Portfolio turnover rate	16	% **	16	% **	16	% **	16	% **

*  Annualized.

**  Percentage represents the results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and distributions from net realized gains and tax return of capital are less than $0.01 per share.

††  The amount shown for a share outstanding does not correspond with the aggreagate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

+  Class L, Class Y, Class S and Class N commenced operations on November 1, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†		Period ended 4/30/05 (Unaudited)†
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income	0.05	***	0.03	***	0.06	***	0.04	***	0.02	***
Net realized and unrealized loss on investments	(0.58)		(0.56)		(0.59)		(0.56)		(0.56)
Total loss from investment operations	(0.53)		(0.53)		(0.53)		(0.52)		(0.54)
Net asset value, end of period	$9.47		$9.47		$9.47		$9.48		$9.46

Total Return(a)	(5.30	)% **(b)	(5.30	)% **	(5.30	)% **	(5.20	)% **	(5.40	)% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,363		$207,802		$680		$327,331		$294
Ratio of expenses to average daily net assets:
Before expense waiver	1.58	% *	1.30	% *	1.18	% *	1.05	% *	1.68	% *
After expense waiver#	1.42	% *	1.14	% *	1.02	% *	0.89	% *	1.52	% *
Net investment income to average daily net assets	1.59	% *	0.91	% *	1.93	% *	1.15	% *	0.66	% *
Portfolio turnover rate	12	% **	12	% **	12	% **	12	% **	12	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through April 30, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period December 31, 2004 through April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended 4/30/05 (Unaudited)††		Period ended 10/31/04+		Year ended 12/31/03		Class A Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$9.64		$9.46		$6.32		$9.12		$12.06	$16.91		$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	0.01	***	0.05	***	0.04 ***	(0.13	)***	(0.04	) ***
Net realized and unrealized gain (loss) on investments	0.87		0.20		3.16		(2.80)		(2.98)	(1.50)		6.39
Total income (loss) from investment operations	0.88		0.22		3.17		(2.75)		(2.94)	(1.63)		6.35
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		(0.05)		(0.00)†	(0.02)		(0.00	)†
Tax return of capital	-		-		-		(0.00	)†	-	-		-
From net realized gains	-		-		-		-		-	(3.20)		(0.81)
Total distributions	-		(0.04)		(0.03)		(0.05)		(0.00)	(3.22)		(0.81)
Net asset value, end of period	$10.52		$9.64		$9.46		$6.32		$9.12	$12.06		$16.91
Total Return(a)	9.13	% **(c)	2.33	% **(c)	49.88%		(30.11)%		(24.37)%	(9.30)%		56.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,953		$46,831		$50,817		$30,849		$39,762	$26,246		$548
Ratio of expenses to average daily net assets:
Before expense waiver	1.54	% *	1.53	% *	1.52%		1.53%		1.51%	1.67%		1.55%
After expense waiver#	1.52	% *	1.52	% *(b)	1.50	% (b)	1.52	% (b)	1.50%	N/A		N/A
Net investment income (loss) to average daily net assets	0.24	% *	0.31	% *	0.15%		0.67%		0.42%	(0.81)%		(0.28)%
Portfolio turnover rate	19	% **	32	% **	70%		40%		38%	69%		63%
	Six months ended 4/30/05 (Unaudited)††		Period ended 10/31/04+		Year ended 12/31/03		Class L Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00		Period ended 12/31/99++
Net asset value, beginning of period	$9.69		$9.48		$6.34		$9.13		$12.07	$16.89		$12.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.04	***	0.03	***	0.08	***	0.07 ***	(0.06	) ***	(0.05	) ***
Net realized and unrealized gain (loss) on investments	0.86		0.21		3.15		(2.81)		(2.99)	(1.54)		5.78
Total income (loss) from investment operations	0.89		0.25		3.18		(2.73)		(2.92)	(1.60)		5.73
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.04)		(0.06)		(0.02)	(0.02)		(0.03)
Tax return of capital	-		-		-		(0.00	)†	-	-		-
From net realized gains	-		-		-		-		-	(3.20)		(0.81)
Total distributions	-		(0.04)		(0.04)		(0.06)		(0.02)	(3.22)		(0.84)
Net asset value, end of period	$10.58		$9.69		$9.48		$6.34		$9.13	$12.07		$16.89
Total Return(a)	9.18	% **	2.66	% **	50.23%		(29.89)%		(24.18)%	(9.12)%		48.17	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$200,979		$185,394		$183,493		$95,876		$106,987	$67,113		$7,335
Ratio of expenses to average daily net assets:
Before expense waiver	1.29	% *	1.28	% *	1.27%		1.28%		1.26%	1.37%		1.26	% *
After expense waiver#	1.27	% *	1.27	% *(b)	1.25	% (b)	1.27	% (b)	1.25%	N/A		N/A
Net investment income (loss) to average daily net assets	0.49	% *	0.53	% *	0.34%		0.97%		0.66%	(0.37)%		(0.54	)% *
Portfolio turnover rate	19	% **	32	% **	70%		40%		38%	69%		63	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net investment income and tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

++  For the period May 3, 1999 (commencement of operations) through December 31, 1999.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months						Class Y
	ended 4/30/05 (Unaudited)††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$9.76		$9.54		$6.37		$9.18		$12.14	$16.95		$11.37
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.05	***	0.08	***	0.08 ***	0.00	***†	(0.01	) ***
Net realized and unrealized gain (loss) on investments	0.88		0.21		3.17		(2.81)		(3.01)	(1.58)		6.44
Total income (loss) from investment operations	0.91		0.26		3.22		(2.73)		(2.93)	(1.58)		6.43
Less distributions to shareholders:
From net investment income	(0.01)		(0.04)		(0.05)		(0.08)		(0.03)	(0.03)		(0.04)
Tax return of capital	-		-		-		(0.00	)†	-	-		-
From net realized gains	-		-		-		-		-	(3.20)		(0.81)
Total distributions	(0.01)		(0.04)		(0.05)		(0.08)		(0.03)	(3.23)		(0.85)
Net asset value, end of period	$10.66		$9.76		$9.54		$6.37		$9.18	$12.14		$16.95
Total Return(a)	9.27	% **	2.75	% **	50.60%		(29.82)%		(24.10)%	(8.97)%		57.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$54,167		$39,106		$44,227		$41,795		$51,999	$31,651		$9,335
Ratio of expenses to average daily net assets:
Before expense waiver	1.14	% *	1.13	% *	1.12%		1.12%		1.11%	1.18%		1.11%
After expense waiver#	1.12	% *	1.11	% *(b)	1.10	% (b)	1.11	% (b)	1.10%	N/A		N/A
Net investment income (loss) to average daily net assets	0.64	% *	0.66	% *	0.64%		1.07%		0.79%	0.02%		(0.09)%
Portfolio turnover rate	19	% **	32	% **	70%		40%		38%	69%		63%
	Six months						Class S
	ended 4/30/05 (Unaudited)††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01	Year ended 12/31/00		Year ended 12/31/99
Net asset value, beginning of period	$9.78		$9.56		$6.39		$9.21		$12.16	$16.96		$11.37
Income (loss) from investment operations:
Net investment income	0.04	***	0.06	***	0.04	***	0.09	0***	0.08 ***	0.04	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.88		0.20		3.19		(2.83)		(3.00)	(1.61)		6.38
Total income (loss) from investment operations	0.92		0.26		3.23		(2.74)		(2.92)	(1.57)		6.43
Less distributions to shareholders:
From net investment income	(0.01)		(0.04)		(0.06)		(0.08)		(0.03)	(0.03)		(0.03)
Tax return of capital	-		-		-		(0.00	)†	-	-		-
From net realized gains	-		-		-		-		-	(3.20)		(0.81)
Total distributions	(0.01)		(0.04)		(0.06)		(0.08)		(0.03)	(3.23)		(0.84)
Net asset value, end of period	$10.69		$9.78		$9.56		$6.39		$9.21	$12.16		$16.96
Total Return(a)	9.35	% **	2.75	% **	50.49%		(29.82)%		(23.99)%	(8.95)%		56.98%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$557,941		$524,488		$587,883		$441,475		$721,113	$1,027,623		$1,087,858
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.10	% *	1.09%		1.10%		1.08%	1.12%		1.06%
After expense waiver#	1.09	% *	1.08	% *(b)	1.07	% (b)	1.09	% (b)	1.07%	N/A		N/A
Net investment income to average daily net assets	0.67	% *	0.70	% *	0.58%		1.18%		0.82%	0.22%		0.42%
Portfolio turnover rate	19	% **	32	% **	70%		40%		38%	69%		63%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income and distributions from tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the periods May 1, 2001 through December 31, 2001, January 1, 2002 through April 30, 2002 and the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Six months ended				Class N
	4/30/05 (Unaudited)††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$9.58		$9.42		$6.30		$6.26
Income (loss) from investment operations:
Net investment loss	(0.00	)***†	0.00	***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain on investments	0.85		0.20		3.13		0.04
Total income from investment operations	0.85		0.20		3.12		0.04
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.00	)†	-
Net asset value, end of period	$10.43		$9.58		$9.42		$6.30

Total Return(a)	8.87	% **(c)	2.22	% **(c)	49.44	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$168		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.84	% *	1.83	% *	1.82%		-	‡
After expense waiver#	1.82	% *	1.82	% *(b)	1.81	% (b)	-	‡
Net investment loss to average daily net assets	(0.06	)% *	(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	19	% **	32	% **	70%		40	% **

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment loss and distributions from net investment income are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the six months ended April 30, 2005.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund	MassMutual Premier Funds (formerly known as The DLB Fund Group) (the "Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund'' or collectively as the "Funds''): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Premier Core Bond Fund (formerly known as the DLB Fixed Income Fund) ("Core Bond Fund''), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund (formerly known as the DLB High Yield Fund) ("High Yield Fund"), MassMutual Premier Balanced Fund ("Balanced Fund''), MassMutual Premier Value Fund (formerly known as the DLB Value Fund) ("Value Fund"), MassMutual Premier Enhanced Index Value Fund (formerly known as the DLB Enhanced Index Value Fund) ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Value Fund II (formerly known as the DLB Enhanced Index Value Fund II) ("Enhanced Index Value Fund II"), MassMutual Premier Enhanced Index Core Equity Fund (formerly known as the DLB Enhanced Index Core Equity Fund) ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Core Growth Fund (formerly known as the DLB Core Growth Fund) ("Core Growth Fund"), MassMutual Premier Enhanced Index Growth Fund (formerly known as the DLB Enhanced Index Growth Fund) ("Enhanced Index Growth Fund"), MassMutual Premier Small Capitalization Value Fund (formerly known as the DLB Small Capitalization Value Fund) ("Small Capitalization Value Fund"), MassMutual Premier Small Company Opportunities Fund (formerly known as the DLB Small Company Opportunities Fund) ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund") and MassMutual Premier International Equity Fund ("International Equity Fund'').
The Strategic Income Fund, Main Street Fund, Capital Appreciation Fund and Global Fund commenced operations on December 31, 2004.
After the close of business on October 31, 2004, the DLB Fixed Income Fund acquired all the assets and liabilities of the MassMutual Core Bond Fund, pursuant to a plan of reorganization approved by its shareholders on October 29, 2004. The acquisition was accomplished by a tax-free exchange of 20,871,231 Class A shares, 37,098,237 Class L shares, 18,254,779 Class Y shares, 70,832,283 Class S shares and 102,518 Class N shares of the MassMutual Core Bond Fund for 20,871,231 Class A shares, 37,098,237 Class L shares, 18,254,779 Class Y shares, 70,832,283 Class S shares and 102,518 Class N shares of the DLB Fixed Income Fund, respectively. MassMutual Core Bond Fund's net assets at that date $1,614,325,098, including $38,398,712 of net unrealized appreciation, were combined with those of the DLB Fixed Income Fund. The aggregate net assets of the DLB Fixed Income Fund immediately before the acquisition were $19,860,657. The combined net assets of the DLB Fixed Income Fund immediately following the acquisition were $1,634,185,755. After the merger the DLB Fixed Income Fund changed its name to the MassMutual Premier Core Bond Fund. Because the MassMutual Core Bond Fund was considerably larger than the DLB Fixed Income Fund, the MassMutual Core Bond Fund was the accounting survivor following the merger. As the accounting survivor, the MassMutual Core Bond Fund's operating history is used for financial reporting, marketing and advertising purposes.
After the close of business on October 31, 2004, the DLB Value Fund acquired all the assets and liabilities of the MassMutual Core Value Equity Fund, pursuant to a plan of reorganization approved by its shareholders on October 29, 2004. The acquisition was accomplished by a tax-free exchange of 2,222,591 Class A shares, 9,278,184 Class L shares, 569,225 Class Y shares, 80,588,085 Class S shares and 45,790 Class N shares of the MassMutual Core Value Equity Fund for 707,765 Class A shares, 3,026,051 Class L shares, 187,772 Class Y shares, 26,798,217 Class S shares and 14,354 Class N shares of the DLB Value Fund, respectively. MassMutual Core Value Equity Fund's net assets at that date $487,751,093, including $92,568,595 of net unrealized appreciation, were combined with those of the DLB Value Fund. The aggregate net assets of the DLB Value Fund immediately before the acquisition were $70,730,178. The combined net assets of the DLB Value Fund immediately following the acquisition were $558,481,271. After the merger the DLB Value Fund changed its name to the MassMutual Premier Value Fund.

Notes to Financial Statements (Unaudited) (Continued)

After the close of business on October 31, 2004, the DLB Small Company Opportunities Fund acquired all the assets and liabilities of the MassMutual Small Cap Equity Fund, pursuant to a plan of reorganization approved by its shareholders on October 29, 2004. The acquisition was accomplished by a tax-free exchange of 671,761 Class A shares, 5,875,013 Class L shares, 938,094 Class Y shares, 26,185,578 Class S shares and 10,032 Class N shares of the MassMutual Small Cap Equity Fund for 562,186 Class A shares, 4,950,860 Class L shares, 792,067 Class Y shares, 22,220,065 Class S shares and 8,314 Class N shares of DLB Small Company Opportunities Fund, respectively. MassMutual Small Cap Equity Fund's net assets at that date $450,543,835, including $75,202,221 of net unrealized appreciation, were combined with those of the DLB Small Company Opportunities Fund. The aggregate net assets of the DLB Small Company Opportunities Fund immediately before the acquisition were $452,237,726. The combined net assets of the DLB Small Company Opportunities Fund immediately following the acquisition were $902,781,561. After the merger the DLB Small Company Opportunities Fund changed its name to the MassMutual Premier Small Company Opportunities Fund.
After the close of business on October 31, 2004, each of the DLB Money Market Fund, DLB Short-Duration Bond Fund, DLB Inflation-Protected Bond Fund, DLB Diversified Bond Fund, DLB Balanced Fund, and DLB International Equity Fund (each a "New Fund") acquired all of the assets and liabilities of the MassMutual Money Market Fund, MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected Bond Fund, MassMutual Diversified Bond Fund, MassMutual Balanced Fund, and MassMutual International Equity Fund (each a "Fund"), respectively, pursuant to agreements and plans of reorganization that were approved by each Fund's respective shareholders on October 29, 2004. Each acquisition was accomplished by a tax-free transfer of all of the assets of each Fund to the corresponding New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the Fund. After the merger, each of the DLB Money Market Fund, DLB Short-Duration Bond Fund, DLB Inflation-Protected Bond Fund, DLB Diversified Bond Fund, DLB Balanced Fund, and DLB International Equity Fund changed its name to the MassMutual Premier Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier Balanced Fund, and MassMutual Premier International Equity Fund, respectively.
During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. Significant Accounting Policies	The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation	Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized

Notes to Financial Statements (Unaudited) (Continued)

cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending	Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At April 30, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Short-Duration Bond Fund	$9,347,986	$9,550,452
Core Bond Fund	171,496,937	175,065,893
Strategic Income Fund	6,829,616	7,127,489
High Yield Fund	12,053,603	12,358,552
Balanced Fund	18,990,483	19,627,293
Value Fund	37,416,393	38,698,410
Enhanced Index Value Fund	7,808,425	8,075,060
Enhanced Index Value Fund II	20,409,614	21,103,351
Enhanced Index Core Equity Fund	3,570,330	3,700,727
Main Street Fund	35,125,820	36,417,690
Capital Appreciation Fund	52,470,096	54,967,174
Core Growth Fund	9,917,046	10,168,803
Enhanced Index Growth Fund	2,438,966	2,529,196
Small Capitalization Value Fund	13,178,847	13,922,992
Small Company Opportunities Fund	121,140,630	126,923,285
Global Fund	102,664,392	108,442,615
International Equity Fund	158,622,723	167,049,410

Notes to Financial Statements (Unaudited) (Continued)

As securities lending agent, the Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended April 30, 2005, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Short-Duration Bond Fund	$73,459	$29,378	$44,081
Core Bond Fund	141,644	56,650	84,994
Strategic Income Fund	31,990	12,780	19,210
High Yield Fund	53,317	21,312	32,005
Balanced Fund	13,055	5,181	7,874
Value Fund	16,452	6,577	9,875
Enhanced Index Value Fund	8,259	3,267	4,992
Enhanced Index Value Fund II	28,567	11,389	17,178
Enhanced Index Core Equity Fund	1,612	619	993
Main Street Fund	21,755	8,599	13,156
Capital Appreciation Fund	44,261	17,696	26,565
Core Growth Fund	7,125	2,847	4,278
Enhanced Index Growth Fund	2,651	1,017	1,634
Small Capitalization Value Fund	14,883	5,942	8,941
Small Company Opportunities Fund	88,344	35,324	53,020
Global Fund	161,020	64,395	96,625
International Equity Fund	373,710	149,458	224,252

Repurchase Agreements	Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments	Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax	It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code''), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders	Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance

Notes to Financial Statements (Unaudited) (Continued)

with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.
Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation	The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.
Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts	Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.
Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.
The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Notes to Financial Statements (Unaudited) (Continued)

A summary of the obligations for the Strategic Income Fund under these forward foreign currency contracts at April 30, 2005 is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
05/06/05	Australian Dollar	3,120,000	$2,401,256	$2,444,834	$43,578
06/06/05	Australian Dollar	1,040,000	811,023	814,344	3,321
03/07/06	Brazilian Real	888,000	289,817	313,344	23,527
04/28/06	Brazilian Real	650,000	224,138	223,930	(208)
05/05/05	Brazilian Real	611,488	232,948	240,412	7,464
11/03/05	Brazilian Real	1,860,000	678,502	680,621	2,119
05/09/05	Swiss Franc	2,910,000	2,417,787	2,455,489	37,702
06/06/05	Swiss Franc	1,940,000	1,634,744	1,636,936	2,192
05/26/05	Chilean Peso	328,000,000	569,692	559,488	(10,204)
05/23/05	Czech Republic Koruna	7,200,000	310,483	305,643	(4,840)
06/03/05	Euro Dollar	16,525,000	21,296,309	21,427,090	130,781
07/11/05	Euro Dollar	145,000	189,986	187,550	(2,436)
09/09/05	Euro Dollar	3,590,000	4,732,898	4,653,805	(79,093)
05/06/05	British Pound Sterling	1,290,000	2,435,808	2,468,285	32,477
06/06/05	British Pound Sterling	430,000	822,319	822,399	80
07/06/05	British Pound Sterling	900,000	1,678,640	1,713,877	35,237
05/09/05	Japanese Yen	261,000,000	2,422,063	2,483,822	61,759
05/19/05	Japanese Yen	1,270,000,000	11,891,386	12,086,030	194,644
06/06/05	Japanese Yen	174,000,000	1,647,368	1,656,936	9,568
06/29/05	Japanese Yen	366,000,000	3,477,831	3,502,391	24,560
07/05/05	Japanese Yen	498,000,000	4,680,741	4,771,660	90,919
06/28/05	Republic of Korea Won	909,000,000	893,588	911,322	17,734
06/29/05	Republic of Korea Won	910,000,000	892,761	912,312	19,551
07/11/05	Republic of Korea Won	1,638,000,000	1,614,862	1,642,023	27,161
05/06/05	New Zealand Dollar	3,390,000	2,431,444	2,489,115	57,671
06/07/05	New Zealand Dollar	1,130,000	823,702	828,727	5,025
05/25/05	Polish Zloty	1,740,000	540,708	524,282	(16,426)
06/27/05	Slovakia Koruna	6,650,000	233,456	215,595	(17,861)
05/09/05	Swedish Krona	17,130,000	2,406,850	2,421,150	14,300
06/07/05	Swedish Krona	11,420,000	1,620,663	1,613,078	(7,585)
					$702,717
SELLS
05/06/05	Australian Dollar	3,120,000	2,393,082	2,444,835	(51,753)
06/03/05	Australian Dollar	3,165,000	2,467,462	2,480,097	(12,635)
06/06/05	Australian Dollar	2,080,000	1,610,523	1,628,688	(18,165)
08/17/05	Canadian Dollar	565,000	457,490	451,025	6,465
05/09/05	Swiss Franc	2,910,000	2,431,549	2,455,489	(23,940)
06/06/05	Swiss Franc	970,000	823,318	818,468	4,850
05/02/05	Euro Dollar	933	1,203	1,210	(7)
05/24/05	Euro Dollar	470,000	607,273	609,424	(2,151)
06/03/05	Euro Dollar	24,285,000	31,837,605	31,489,069	348,536
06/08/05	Euro Dollar	730,000	966,764	946,158	20,606
06/29/05	Euro Dollar	2,660,000	3,459,317	3,441,609	17,708
07/05/05	Euro Dollar	2,730,000	3,556,535	3,530,409	26,126
07/11/05	Euro Dollar	290,000	375,698	375,100	598

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
SELLS
09/09/05	Euro Dollar	2,380,000	$3,079,718	$3,085,252	$(5,534)
05/06/05	British Pound Sterling	1,290,000	2,428,206	2,468,285	(40,079)
05/09/05	British Pound Sterling	2,370,000	4,446,018	4,534,757	(88,739)
06/06/05	British Pound Sterling	860,000	1,635,342	1,644,797	(9,455)
06/08/05	British Pound Sterling	385,000	719,324	736,117	(16,793)
07/06/05	British Pound Sterling	800,000	1,499,342	1,523,446	(24,104)
05/09/05	Japanese Yen	261,000,000	2,425,207	2,483,822	(58,615)
06/06/05	Japanese Yen	87,000,000	823,271	828,468	(5,197)
06/08/05	Japanese Yen	74,200,000	731,699	706,879	24,820
06/29/05	Japanese Yen	312,000,000	2,917,926	2,985,645	(67,719)
07/05/05	Japanese Yen	59,000,000	549,445	565,317	(15,872)
07/22/05	Japanese Yen	121,000,000	1,140,433	1,161,439	(21,006)
05/06/05	New Zealand Dollar	3,390,000	2,409,776	2,489,115	(79,339)
06/07/05	New Zealand Dollar	2,260,000	1,622,590	1,657,454	(34,864)
05/09/05	Swedish Krona	17,130,000	2,417,623	2,421,150	(3,527)
06/07/05	Swedish Krona	5,710,000	815,051	806,539	8,512
06/27/05	Turkish Lira	956,000	679,991	688,017	(8,026)
					$(129,299)

Delayed Delivery
Transactions,
When Issued
Securities, and
Forward
Commitments  Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open forward commitments for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at April 30, 2005 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
FNMA TBA
4.5% 05/01/2020	May-05	$11,400,000	$11,147,063	$11,277,985	$130,922
FNMA TBA
5.5% 05/01/2035	May-05	14,499,000	14,512,593	14,639,459	126,866
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10 4.11% 05/25/2035		3,000,000	2,959,219	2,967,656	8,437
					$266,225
Core Bond Fund
FHLMC TBA
5.0% 05/01/2020	May-05	$4,600,000	$4,597,125	$4,634,141	$37,016
FNMA TBA
4.5% 05/01/2020	May-05	40,600,000	39,699,188	40,165,454	466,266
5.0% 06/01/2035	June-05	33,400,000	32,544,125	32,995,546	451,421
5.5% 05/01/2035	May-05	50,270,000	50,324,983	50,756,991	432,008
GNMA
5.0% 05/01/2035	May-05	12,460,000	12,350,975	12,438,584	87,609
5.5% 05/01/2035	May-05	16,650,000	16,858,125	16,934,872	76,747
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10 4.11% 05/25/2035		10,400,000	10,258,625	10,287,875	29,250
					$1,580,317
Diversified Bond Fund
FNMA TBA
5.0% 06/01/2035	June-05	$145,000	$140,152	$143,244	$3,092
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10 4.11% 05/25/2035		1,850,000	1,824,852	1,830,055	5,203
					$8,295
Strategic Income Fund
FNMA TBA
5.0% 05/01/2019	May-05	$2,005,000	$2,006,616	$2,018,941	$12,325
5.0% 05/01/2035	May-05	2,288,000	2,232,945	2,266,014	33,069
5.5% 05/01/2020	May-05	2,194,000	2,234,452	2,245,251	10,799
5.5% 05/01/2035	May-05	3,784,000	3,787,273	3,820,658	33,385
6.0% 05/01/2020	May-05	605,000	624,852	626,789	1,937
6.0% 05/01/2035	May-05	1,244,000	1,270,319	1,276,849	6,530
6.5% 05/01/2035	May-05	5,637,000	5,847,883	5,861,159	13,276
7.0% 05/01/2035	May-05	425,000	448,176	448,641	465
					$111,786
Balanced Fund
FNMA TBA
5.0% 06/01/2035	May-05	$1,125,000	$1,089,258	$1,111,377	$22,119
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AR10 4.11% 05/25/2035		$475,000	$468,543	$469,879	1,336
					$23,455

Notes to Financial Statements (Unaudited) (Continued)

Financial Futures Contracts	The Short-Duration Bond Fund, the Inflation-Protected Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the Strategic Income Fund, the High Yield Fund, the Balanced Fund, the Enhanced Index Value Fund, the Enhanced Index Value Fund II, the Enhanced Index Core Equity Fund, the Main Street Fund, the Capital Appreciation Fund, the Enhanced Index Growth Fund, the Small Capitalization Value Fund, the Global Fund and the International Equity Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A summary of open futures contracts for the Strategic Income Fund and the Balanced Fund at April 30, 2005 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ Depreciation
Strategic Income Fund
BUYS
4	Amsterdam AEX Index	05/20/05	$360,157	$(2,955)
4	Euro Bund	06/10/05	625,969	7,313
1	Long Gilt Index	06/30/05	213,248	2,181
27	NASDAQ 100 Index	07/17/05	769,770	(28,830)
2	S&P/MIB Index	06/17/05	396,048	(3,805)
5	SPI 200 Index	06/16/05	390,527	(6,562)
90	U.S. Long Bond	06/30/05	10,335,938	378,829
15	U.S. Treasury Note 2 year	06/30/05	3,115,547	(394)
				$345,777
SELLS
8	CAC40 Index	06/17/05	398,400	16,980
6	DAX Index	06/17/05	818,443	16,239
8	FTSE 100 Index	06/17/05	734,133	28,891
4	Japanese Government Bond 10 year	06/08/05	534,983	(1,446)
10	Nikkei 225 Index	06/10/05	1,043,966	51,240
1	Nikkei 225 Index	06/15/05	54,675	700
12	S&P 500 Index	06/17/05	3,475,500	131,586
4	U.S. Treasury Note 10 year	06/30/05	445,688	(2,041)
28	U.S. Treasury Note 5 year	06/30/05	3,036,688	(13,766)
				$228,383
Balanced Fund
BUYS
95	S&P 500 Index	06/17/05	$10,136,875	$(398,941)

Options  The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transactions, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing

Notes to Financial Statements (Unaudited) (Continued)

options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.
The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Schedule of Investments of the Strategic Income Fund for open purchased options contracts as of April 30, 2005.
The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.
If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.
Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open written option contracts for the Strategic Income Fund at April 30, 2005, is as follows:

Notional Amount	Expiration Date	Description	Premiums	Market Value
$3,000,000	7/14/09	Australian Dollar Swaption, Put, Strike 5.755	$9,561	$4,403
2,745,000	6/29/05	Great British Pound Swaption, Put, Strike 5.120	27,123	56,278
			$36,684	$60,681

Transactions in options written for the Strategic Income Fund during the period ended April 30, 2005 were as follows:

	Number of Contracts	Premiums Received
Options outstanding for the Strategic Income Fund at October 31, 2004	-	$-
Options written	9,948,200	38,516
Options terminated in closing purchase transactions	(4,203,200)	(1,832)
Options outstanding for the Strategic Income Fund at April 30, 2005	5,745,000	$36,684

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps	The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").
Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchase of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchase of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

Notes to Financial Statements (Unaudited) (Continued)

The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.
The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.
During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.
A summary of open swap agreements for the Diversified Bond Fund and the Strategic Income Fund at April 30, 2005, is as follows:

Diversified Bond Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
Interest Rate Swaps
$ 5,287,500	5/4/09	Agreement with Bank of America dated 4/29/05 to pay the notional amount multiplied by 4.498% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	$-
11,857,500	5/4/25	Agreement with Bank of America dated 4/29/05 to pay the notional amount multiplied by 5.214% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	-
9,667,500	5/4/12	Agreement with Bank of America dated 4/29/05 to receive the notional amount multiplied by 4.764% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	-
7,140,000	5/4/35	Agreement with Bank of America dated 4/29/05 to receive the notional amount multiplied by 5.267% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	-
$0

Notes to Financial Statements (Unaudited) (Continued)

Strategic Income Fund

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps
890,000 CAD	1/28/07	Agreement with Deutsche Bank, dated 1/28/05 to pay the notional amount multiplied by 3.0475% and to receive the notional amount multiplied by the 3 month Floating Rate CDOR.	$734
391,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/3/05 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	3,439
2,960,000 USD	3/8/15	Agreement with Deutsche Bank, dated 3/4/05 to pay the notional amount multiplied by 4.816% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	(50,362)
2,160,000 EUR	3/8/15	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 3.83% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	72,528
312,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	3,167
156,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/4/05 to receive the notional amount multiplied by 4.28% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	1,653
391,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/7/05 to receive the notional amount multiplied by 4.31% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	4,691
312,000,000 KRW	3/4/10	Agreement with Deutsche Bank, dated 3/8/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by the Floating Rate KWCDC Index.	3,186
400,000 EUR	4/25/15	Agreement with Deutsche Bank, dated 4/21/05 to pay the notional amount multiplied by 3.604% and to receive the notional amount multiplied by the 6 month Floating Rate EURIBOR.	162
1,810,000 EUR	4/25/07	Agreement with Deutsche Bank, dated 4/21/05 to receive the notional amount multiplied by 2.47% and to pay the notional amount multiplied by the 6 month Floating Rate EURIBOR.	(177)
1,100,000 MXN	3/5/15	Agreement with Goldman Sachs, dated 3/16/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the MXIBTIIE Floating Rate Index.	(1,919)
870,000 USD	1/2/07	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the MXIBTIIE Floating Rate Index.	(1,326)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
722,000 BRL	1/2/08	Agreement with Goldman Sachs, dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazilian Floating Rate CDI.	$2,716
80,000 PLN	3/24/10	Agreement with Salomon Brothers dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	(46)
128,000 PLN	3/24/10	Agreement with Salomon Brothers dated 3/24/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	(24)
			$38,422

BRL Brazilian Lira CAD Canadian Dollar EUR Euro KRW Korean Won MXN Mexican Peso PLN Polish Zloty USD United States Dollar

Dollar Roll Transactions	The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio.
A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Allocation of Operating Activity	In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class

Notes to Financial Statements (Unaudited) (Continued)

of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities	The Global Fund invests a significant amount of its assets and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3. Management Fees and Other Transactions

Investment Management Fees	Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual received advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.35%	Enhanced Index Value Fund II	0.50%

Short-Duration Bond Fund	0.40%	Enhanced Index Core Equity Fund	0.50%

Inflation-Protected Bond Fund	0.48%	Main Street Fund	0.65%

Core Bond Fund	0.48%	Capital Appreciation Fund	0.65%

Diversified Bond Fund	0.50%	Core Growth Fund	0.55%

Strategic Income Fund	0.55%	Enhanced Index Growth Fund	0.50%

High Yield Fund	0.50%	Small Capitalization Value Fund	0.70%

Balanced Fund	0.48%	Small Company Opportunities Fund	0.58%

Value Fund	0.50%	Global Fund	0.80%

Enhanced Index Value Fund	0.50%	International Equity Fund	0.85%

  MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC (Babson Capital) pursuant to which Babson Capital serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. During the period, Babson Capital received a sub-advisory fee from MassMutual equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Short-Duration Bond Fund, 0.08% of the average daily net assets of the Inflation-Protected Bond Fund, 0.10% of the average daily net assets of the Core Bond Fund, 0.10% of the average daily net assets of the Diversified Bond Fund, 0.20% of the average daily net assets of the High Yield Fund, 0.09% on the portion of the average daily net assets invested in fixed income securities and 0.25% on the portion of the average daily net assets invested in equity securities of the Balanced Fund, 0.25% for the first $600 million of the average daily net assets and 0.15% of the average daily net assets over $600 million of the Value Fund, 0.25% of the average daily net assets of the Enhanced Index Value Fund, 0.25% of the average daily net assets of the Enhanced Index Value Fund II, 0.25% of the average daily net assets of the Enhanced Index Core Equity Fund, 0.25% of the average daily net assets of the Core Growth Fund, 0.25% of the average daily net assets of the Enhanced Index Growth Fund, 0.40% of the average daily net assets of the Small Capitalization Value Fund, 0.40% for the first $1 billion of the average daily net assets and 0.30% of the average daily net assets over $1 billion of the Small Company Opportunities Fund.

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI"). These agreements provide that OFI manage the investment and reinvestment of the assets of the Strategic Income Fund, Main Street Fund, Capital Appreciation Fund, Global Fund and International Equity Fund. OFI received a fee equal to an annual rate of 0.49% of the first $225 million, 0.32% of the next $275 million and 0.25% on any excess over $500 million of the average daily net assets of the Strategic Income Fund, 0.33% of the first $1 billion and 0.30% on any excess over $1 billion of the average daily net assets of the Main Street Fund, 0.42% of the first $700 million, 0.40% of the next $300 million and 0.375% on any excess over $1 billion of the average daily net assets of the Capital Appreciation Fund, 0.58% of the first $475 million, 0.50% of the next $525 million and 0.45% on any excess over $1 billion of the average daily net assets of the Global Fund and 0.50% of the average daily net assets of the International Equity Fund.

Administration Fees	Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	0.3266%	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected Bond Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
Strategic Income Fund	0.3400%	0.3400%	0.1900%	0.1400%	0.3900%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	0.4568%
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Value Fund II	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Core Growth Fund	0.3571%	0.3571%	0.2071%	0.1571%	0.4071%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	0.2644%
Small Capitalization Value Fund	0.3150%	0.3150%	0.1650%	0.1150%	0.3650%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	0.3971%
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	0.3692%

Distribution and
Service Fees  MML Distributors, LLC (the "Distributor'') acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor

Notes to Financial Statements (Unaudited) (Continued)

is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Expense Caps and Waivers	MassMutual agreed to cap the fees and expenses of the following Fund through March 1, 2006, as follows:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.77%	0.52%	0.55%	0.45%	N/A
Short-Duration Bond Fund	0.92%	0.67%	0.59%	0.54%	1.22%
Inflation-Protected Bond Fund	1.08%	0.83%	0.68%	0.58%	1.38%
Core Bond Fund	0.96%	0.71%	0.64%	0.59%	1.28%
Diversified Bond Fund	0.99%	0.75%	0.74%	0.69%	1.29%
Strategic Income Fund*	1.16%	0.89%	0.76%	0.71%	1.38%
High Yield Fund	1.15%	0.90%	0.75%	0.70%	1.45%
Balanced Fund	1.16%	0.91%	0.76%	0.60%	1.47%
Value Fund	1.09%	0.80%	0.69%	0.59%	1.40%
Enhanced Index Value Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Enhanced Index Value Fund II*	1.09%	0.84%	0.69%	0.59%	1.40%
Enhanced Index Core Equity Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Main Street Fund*	1.23%	0.93%	0.83%	0.60%	1.53%
Capital Appreciation Fund*	1.09%	0.97%	0.82%	0.71%	1.46%
Core Growth Fund	1.20%	0.95%	0.80%	0.75%	1.50%
Enhanced Index Growth Fund	1.09%	0.84%	0.69%	0.59%	1.40%
Small Capitalization Value Fund	1.30%	1.05%	0.90%	0.85%	1.60%
Small Company Opportunities Fund	1.14%	0.89%	0.79%	0.69%	1.49%
Global Fund*	1.43%	1.14%	1.03%	0.89%	1.52%
International Equity Fund	1.52%	1.27%	1.12%	1.09%	1.82%

*  Expense caps in effect through February 28, 2006.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.
Effective October 29, 2004, MassMutual agreed to voluntarily waive, through March 1, 2006, Administration fees for Classes A, L and N, as follows: 0.18% for the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, 0.15% for the Diversified Bond Fund.
Effective October 29, 2004, MassMutual agreed to voluntarily waive, through March 1, 2006, expenses for the Enhanced Index Core Equity Fund and the Enhanced Index Growth Fund, as follows: 0.06% for Class A, Class L and Class Y, 0.11% for Class S and 0.05% for Class N.

Brokerage Commissions	The International Equity Fund has entered into agreements with certain brokers whereby the brokers will rebate, in cash, a portion of brokerage commissions. Effective November 1, 2004, amounts earned by the Fund under such agreements are included with realized gain or loss on investment transactions presented in the statement of operations. Prior to November 1, 2004, amounts earned by the Fund under such agreements were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. For the period ended April 30, 2005, brokerage commissions under these agreements were as follows:

Commissions
International Equity Fund	$20,203

Notes to Financial Statements (Unaudited) (Continued)

Other	Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of April 30, 2005. Investment activities of these shareholders could have a material effect on the respective Fund.

Fund	Shareholders Holding in Excess of 10% of Fund's Outstanding Shares ("Principal Shareholders")	Total % owned by Principal Shareholders	Total Ownership by Related Parties
Money Market Fund	4	92.3%	96.5%
Short-Duration Bond Fund	4	60.8	97.8
Inflation-Protected Bond Fund	3	74.7	99.3
Core Bond Fund	4	78.0	95.8
Diversified Bond Fund	6	63.8	96.8
Strategic Income Fund	3	88.6	99.8
High Yield Fund	3	82.6	94.6
Balanced Fund	1	94.5	99.3
Value Fund	2	82.0	98.9
Enhanced Index Value Fund	2	94.3	99.9
Enhanced Index Value Fund II	1	80.2	99.9
Enhanced Index Core Equity Fund	2	91.3	94.3
Main Street Fund	2	99.5	99.7
Capital Appreciation Fund	2	99.2	99.8
Core Growth Fund	3	56.3	99.1
Enhanced Index Growth Fund	2	97.7	99.8
Small Capitalization Value Fund	2	88.8	91.5
Small Company Opportunities Fund	2	74.7	92.3
Global Fund	2	99.6	99.8
International Equity Fund	1	62.9	99.1

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments	Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended April 30, 2005, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Short-Duration Bond Fund	$17,860,468	$164,321,252
	Inflation-Protected Bond Fund	51,652,878	-
	Core Bond Fund	1,325,330,400	275,381,018
	Diversified Bond Fund	120,708,732	82,384,342
	Strategic Income Fund	13,935,185	218,682,221
	High Yield Fund	-	36,046,108
	Balanced Fund	29,233,902	98,005,175
	Value Fund	-	521,346,006
	Enhanced Index Value Fund	-	45,673,000
	Enhanced Index Value Fund II	-	97,038,378
	Enhanced Index Core Equity Fund	-	17,651,021
	Main Street Fund	-	112,625,133
	Capital Appreciation Fund	-	137,254,634
	Core Growth Fund	-	18,070,384
	Enhanced Index Growth Fund	-	11,390,234
	Small Capitalization Value Fund	-	18,096,241
	Small Company Opportunities Fund	-	417,993,291
	Global Fund	-	397,866,295
	International Equity Fund	-	166,100,509
Sales	Short-Duration Bond Fund	$44,935,881	$87,513,954
	Core Bond Fund	1,304,905,577	188,891,011
	Diversified Bond Fund	111,994,604	40,359,867
	Strategic Income Fund	12,095,842	108,768,048
	High Yield Fund	-	32,753,440
	Balanced Fund	32,234,797	122,788,623
	Value Fund	-	152,683,617
	Enhanced Index Value Fund	-	30,781,541
	Enhanced Index Value Fund II	-	104,410,045
	Enhanced Index Core Equity Fund	-	16,703,405
	Main Street Fund	-	135,310,289
	Capital Appreciation Fund	-	111,506,524
	Core Growth Fund	-	17,000,996
	Enhanced Index Growth Fund	-	9,855,850
	Small Capitalization Value Fund	-	18,048,504
	Small Company Opportunities Fund	-	136,696,101
	Global Fund	-	50,123,312
	International Equity Fund	-	186,079,940

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions	The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Class A
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Money Market Fund
Sold	935,213,252	$935,213,252	1,384,991,856	$1,384,991,855	1,397,191,568	$1,397,191,542
Issued as reinvestment of dividends	839,967	839,967	182,106	182,107	246,864	246,867
Redeemed	(924,613,988)	(924,613,988)	(1,381,702,939)	(1,381,702,939)	(1,408,802,064)	(1,408,802,041)
Net increase (decrease)	11,439,231	$11,439,231	3,471,023	$3,471,023	(11,363,632)	$(11,363,632)
Short-Duration Bond Fund
Sold	1,095,089	$11,152,223	3,046,350	$31,549,070	3,169,308	$33,349,921
Issued as reinvestment of dividends	222,197	2,244,183	-	-	157,678	1,618,232
Redeemed	(793,252)	(8,114,012)	(1,584,954)	(16,339,074)	(1,175,765)	(12,365,595)
Net increase (decrease)	524,034	$5,282,394	1,461,396	$15,209,996	2,151,221	$22,602,558
Inflation-Protected Bond Fund*
Sold	657,490	$6,893,428	453,490	$4,641,617	50	$500
Issued as reinvestment of dividends	17,180	179,194	-	-	-	-
Redeemed	(22,929)	(239,845)	(34,154)	(352,647)	-	-
Net increase (decrease)	651,741	$6,832,777	419,336	$4,288,970	50	$500
Core Bond Fund
Sold	4,419,406	$47,881,282	8,058,461	$89,060,025	12,033,067	$137,116,807
Issued as reinvestment of dividends	134,906	1,454,243	842,856	9,160,167	1,253,882	13,697,622
Redeemed	(3,326,656)	(36,022,647)	(6,746,370)	(74,551,905)	(8,593,255)	(98,262,978)
Net increase (decrease)	1,227,656	$13,312,878	2,154,947	$23,668,287	4,693,694	$52,551,451
Diversified Bond Fund
Sold	934,818	$10,041,062	1,694,014	$18,167,522	1,212,507	$12,488,841
Issued as reinvestment of dividends	87,899	937,883	-	-	22,326	237,274
Redeemed	(507,052)	(5,483,402)	(494,581)	(5,306,760)	(1,917,746)	(20,466,720)
Net increase (decrease)	515,665	$5,495,543	1,199,433	$12,860,762	(682,913)	$(7,740,605)
Strategic Income Fund**
Sold	122,489	$1,219,667	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(46,682)	(465,413)	-	-	-	-
Net increase (decrease)	75,807	$754,254	-	$-	-	$-
High Yield Fund****
Sold	178,838	$1,878,887	-	$-	-	$-
Issued as reinvestment of dividends	33	350	-	-	-	-
Redeemed	(9,692)	(102,004)	-	-	-	-
Net increase (decrease)	169,179	$1,777,233	-	$-	-	$-
Balanced Fund
Sold	82,358	$764,223	202,031	$1,808,579	268,787	$2,216,803
Issued as reinvestment of dividends	15,945	149,248	-	-	14,798	130,664
Redeemed	(103,315)	(958,696)	(195,489)	(1,749,799)	(176,070)	(1,408,692)
Net increase (decrease)	(5,012)	$(45,225)	6,542	$58,780	107,515	$938,775
Value Fund****
Sold	105,965	$1,787,402	-	$-	-	$-
Issued from merger	707,765	11,232,232	-	-	-	-
Issued as reinvestment of dividends	3,621	61,451	-	-	-	-
Redeemed	(53,036)	(888,116)	-	-	-	-
Net increase (decrease)	764,315	$12,192,969	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Enhanced Index Value Fund****
Sold	69,258	$797,431	-	$-	-	$-
Issued as reinvestment of dividends	1	16	-	-	-	-
Redeemed	(454)	(5,299)	-	-	-	-
Net increase (decrease)	68,805	$792,148	-	$-	-	$-
Enhanced Index Value Fund II***
Sold	47,638	$518,709	447,865	$4,478,757	-	$-
Issued as reinvestment of dividends	3,558	38,786	-	-	-	-
Redeemed	(30,273)	(326,790)	(3,524)	(35,390)	-	-
Net increase (decrease)	20,923	$230,705	444,341	$4,443,367	-	$-
Enhanced Index Core Equity Fund****
Sold	28,526	$295,108	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(35)	(372)	-	-	-	-
Net increase (decrease)	28,491	$294,736	-	$-	-	$-
Main Street Fund**
Sold	152,162	$1,492,752	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(3,072)	(29,613)	-	-	-	-
Net increase (decrease)	149,090	$1,463,139	-	$-	-	$-
Capital Appreciation Fund**
Sold	27,181,257	$270,820,951	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(2,315,362)	(22,586,781)	-	-	-	-
Net increase (decrease)	24,865,895	$248,234,170	-	$-	-	$-
Core Growth Fund****
Sold	12,225	$102,657	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(1)	(5)	-	-	-	-
Net increase (decrease)	12,224	$102,652	-	$-	-	$-
Enhanced Index Growth Fund****
Sold	24,465	$191,661	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(12)	(93)	-	-	-	-
Net increase (decrease)	24,453	$191,568	-	$-	-	$-
Small Capitalization Value Fund****
Sold	135,760	$1,977,473	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(6,891)	(97,288)	-	-	-	-
Net increase (decrease)	128,869	$1,880,185	-	$-	-	$-
Small Company Opportunities Fund
Sold	4,794,532	$5,110,066	11,818,516	$186,099,975	-	$-
Issued from merger	562,186	8,876,919	-	-	-	-
Issued as reinvestment of dividends	7,186	126,181	1,096,784	17,329,181	-	-
Redeemed	(7,224,361)	(120,428,047)	(14,011,906)	(219,371,690)	-	-
Net increase (decrease)	(1,860,457)	$(106,314,881)	(1,096,606)	$(15,942,534)	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Global Fund**
Sold	220,905	$2,167,184	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(76,899)	(755,156)	-	-	-	-
Net increase (decrease)	144,006	$1,412,028	-	$-	-	$-
International Equity Fund
Sold	722,958	$7,749,221	2,489,473	$23,845,792	2,980,418	$21,182,102
Issued as reinvestment of dividends	-	-	20,698	186,284	15,519	146,022
Redeemed	(1,019,802)	(10,841,915)	(3,025,796)	(28,701,284)	(2,505,726)	(17,961,379)
Net increase (decrease)	(296,844)	$(3,092,694)	(515,625)	$(4,669,208)	490,211	$3,366,745
	Class L
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Money Market Fund
Sold	195,349,024	$195,349,024	347,309,004	$347,309,004	459,638,374	$459,638,351
Issued as reinvestment of dividends	616,448	616,452	238,335	238,336	314,493	314,498
Redeemed	(196,164,909)	(196,164,909)	(341,602,264)	(341,602,264)	(471,458,377)	(471,458,359)
Net increase (decrease)	(199,437)	$(199,433)	5,945,075	$5,945,076	(11,505,510)	$(11,505,510)
Short-Duration Bond Fund
Sold	2,356,459	$24,329,620	4,120,397	$42,505,748	7,949,250	$83,854,557
Issued as reinvestment of dividends	801,083	8,090,941	-	-	697,952	7,163,674
Redeemed	(3,027,212)	(30,814,404)	(3,377,622)	(34,806,774)	(4,266,947)	(44,929,960)
Net increase (decrease)	130,330	$1,606,157	742,775	$7,698,974	4,380,255	$46,088,271
Inflation-Protected Bond Fund*
Sold	252,306	$2,685,456	207,126	$2,110,535	50	$500
Issued as reinvestment of dividends	11,158	117,048	-	-	-	-
Redeemed	(24,994)	(265,056)	(10,688)	(112,838)	-	-
Net increase (decrease)	238,470	$2,537,448	196,438	$1,997,697	50	$500
Core Bond Fund
Sold	6,589,607	$71,776,893	11,671,484	$129,606,315	16,948,744	$194,408,730
Issued as reinvestment of dividends	264,187	2,861,146	1,561,602	17,049,832	2,180,345	23,929,398
Redeemed	(9,163,738)	(99,583,671)	(7,844,378)	(86,956,151)	(13,227,242)	(153,259,220)
Net increase (decrease)	(2,309,944)	$(24,945,632)	5,388,708	$59,699,996	5,901,847	$65,078,908
Diversified Bond Fund
Sold	3,505,303	$37,929,812	5,340,330	$57,159,309	6,525,113	$70,439,474
Issued as reinvestment of dividends	462,657	4,904,168	-	-	177,644	1,874,136
Redeemed	(2,383,847)	(25,609,873)	(799,915)	(8,576,255)	(678,575)	(7,252,265)
Net increase (decrease)	1,584,113	$17,224,107	4,540,415	$48,583,054	6,024,182	$65,061,345
Strategic Income Fund **
Sold	26,559,061	$265,415,706	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(2,631,334)	(26,139,488)	-	-	-	-
Net increase (decrease)	23,927,727	$239,276,218	-	$-	-	$-
High Yield Fund****
Sold	9,634	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	1	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	9,634	$100,101	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Balanced Fund
Sold	13,636	$127,782	190,117	$1,694,226	49,826	$413,516
Issued as reinvestment of dividends	5,808	54,831	-	-	5,016	44,639
Redeemed	(71,200)	(666,449)	(156,024)	(1,405,515)	(211,743)	(1,749,064)
Net increase (decrease)	(51,756)	$(483,836)	34,093	$288,711	(156,901)	$(1,290,909)
Value Fund
Sold	901,723	$15,182,630	1,191,238	$18,078,502	-	$-
Issued from merger	3,026,051	48,023,425	-	-	-	-
Issued as reinvestment of dividends	42,072	713,963	104,244	1,580,558	-	-
Redeemed	(941,340)	(15,847,425)	(1,665,116)	(24,238,193)	-	-
Net increase (decrease)	3,028,506	$48,072,593	(369,634)	$(4,579,133)	-	$-
Enhanced Index Value Fund****
Sold	191,430	$2,187,400	-	$-	-	$-
Issued as reinvestment of dividends	1,740	20,462	-	-	-	-
Redeemed	(6,364)	(74,771)	-	-	-	-
Net increase (decrease)	186,806	$2,133,091	-	$-	-	$-
Enhanced Index Value Fund II ***
Sold	15,314	$164,986	1,810,274	$18,102,680	-	$-
Issued as reinvestment of dividends	15,495	168,899	-	-	-	-
Redeemed	(29,737)	(320,649)	(265)	(2,638)	-	-
Net increase (decrease)	1,072	$13,236	1,810,009	$18,100,042	-	$-
Enhanced Index Core Equity Fund****
Sold	64,210	$659,257	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	64,210	$659,257	-	$-	-	$-
Main Street Fund**
Sold	10,952,428	$109,373,853	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(920,090)	(9,019,758)	-	-	-	-
Net increase (decrease)	10,032,338	$100,354,095	-	$-	-	$-
Capital Appreciation Fund**
Sold	10,010	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-	-	$-
Core Growth Fund****
Sold	11,931	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	11,931	$100,100	-	$-	-	$-
Enhanced Index Growth Fund****
Sold	13,085	$100,101	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	13,085	$100,101	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Small Capitalization Value Fund****
Sold	7,176	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	7,176	$100,100	-	$-	-	$-
Small Company Opportunities Fund****
Sold	716,877	$12,142,659	-	$-	-	$-
Issued from merger	4,950,860	78,174,072	-	-	-	-
Issued as reinvestment of dividends	1,279	22,475	-	-	-	-
Redeemed	(574,933)	(9,735,032)	-	-	-	-
Net increase (decrease)	5,094,083	$80,604,174	-	$-	-	$-
Global Fund**
Sold	24,088,508	$240,099,919	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(2,153,907)	(20,837,471)	-	-	-	-
Net increase (decrease)	21,934,601	$219,262,448	-	$-	-	$-
International Equity Fund
Sold	838,626	$9,020,275	1,540,917	$14,848,264	11,531,276	$79,137,801
Issued as reinvestment of dividends	-	-	82,480	744,800	90,298	851,505
Redeemed	(977,716)	(10,428,733)	(1,833,268)	(17,518,481)	(7,399,324)	(56,015,202)
Net increase (decrease)	(139,090)	$(1,408,458)	(209,871)	$(1,925,417)	4,222,250	$23,974,104
	Class Y
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Money Market Fund
Sold	632,583,101	$632,583,101	1,050,663,629	$1,050,663,629	1,231,691,851	$1,231,691,805
Issued as reinvestment of dividends	1,123,479	1,123,480	463,575	463,559	557,204	557,213
Redeemed	(663,907,222)	(663,907,222)	(1,018,105,021)	(1,018,105,020)	(1,248,976,151)	(1,248,976,114)
Net increase (decrease)	(30,200,642)	$(30,200,641)	33,022,183	$33,022,168	(16,727,096)	$(16,727,096)
Short-Duration Bond Fund
Sold	2,221,192	$22,613,377	2,074,388	$21,549,113	3,151,827	$33,587,146
Issued as reinvestment of dividends	200,954	2,037,675	-	-	212,574	2,188,292
Redeemed	(892,024)	(9,118,730)	(2,774,386)	(28,698,459)	(2,103,095)	(22,255,500)
Net increase (decrease)	1,530,122	$15,532,322	(699,998)	$(7,149,346)	1,261,306	$13,519,938
Inflation-Protected Bond Fund*
Sold	2,025,843	$21,318,169	6,672,179	$69,354,660	50	$500
Issued as reinvestment of dividends	184,358	1,935,765	-	-	-	-
Redeemed	(557,405)	(5,903,342)	(399,558)	(4,073,548)	-	-
Net increase (decrease)	1,652,796	$17,350,592	6,272,621	$65,281,112	50	$500
Core Bond Fund
Sold	6,983,651	$76,011,373	7,325,822	$81,418,716	8,267,992	$94,601,755
Issued as reinvestment of dividends	127,959	1,389,657	780,762	8,547,395	923,093	10,159,065
Redeemed	(4,778,285)	(52,148,392)	(3,829,247)	(42,498,905)	(10,592,260)	(121,929,714)
Net increase (decrease)	2,333,325	$25,252,638	4,277,337	$47,467,206	(1,401,175)	$(17,168,894)
Diversified Bond Fund
Sold	226,108	$2,476,259	133,362	$1,439,471	966,981	$10,160,960
Issued as reinvestment of dividends	31,380	334,191	-	-	19,494	206,635
Redeemed	(92,887)	(1,004,044)	(138,774)	(1,497,738)	(724,059)	(7,392,530)
Net increase (decrease)	164,601	$1,806,406	(5,412)	$(58,267)	262,416	$2,975,065

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Strategic Income Fund**
Sold	977,911	$9,643,664	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(4,302)	(42,718)	-	-	-	-
Net increase (decrease)	973,609	$9,600,946	-	$-	-	$-
High Yield Fund
Sold	998,024	$10,496,446	2,210,374	$22,688,974	-	$-
Issued as reinvestment of dividends	80,900	848,633	505,268	5,172,102	-	-
Redeemed	(1,467,056)	(15,422,245)	(150,596)	(1,549,856)	-	-
Net increase (decrease)	(388,132)	$(4,077,166)	2,565,046	$26,311,220	-	$-
Balanced Fund
Sold	15,126	$146,989	56,256	$525,760	70,940	$609,528
Issued as reinvestment of dividends	4,945	48,112	-	-	4,719	43,277
Redeemed	(19,646)	(189,866)	(69,314)	(642,621)	(149,673)	(1,220,088)
Net increase (decrease)	425	$5,235	(13,058)	$(116,861)	(74,014)	$(567,283)
Value Fund****
Sold	50,066	$841,316	-	$-	-	$-
Issued from merger	187,772	2,979,947	-	-	-	-
Issued as reinvestment of dividends	1,078	18,288	-	-	-	-
Redeemed	(32,441)	(546,353)	-	-	-	-
Net increase (decrease)	206,475	$3,293,198	-	$-	-	$-
Enhanced Index Value Fund
Sold	1,372,338	$15,898,984	610,659	$6,678,048	-	$-
Issued as reinvestment of dividends	37,291	438,909	169,268	1,829,409	-	-
Redeemed	(354,834)	(4,240,191)	(99,898)	(1,088,967)	-	-
Net increase (decrease)	1,054,795	$12,097,702	680,029	$7,418,490	-	$-
Enhanced Index Value Fund II***
Sold	28,575	$308,664	120,392	$1,203,772	-	$-
Issued as reinvestment of dividends	987	10,754	-	-	-	-
Redeemed	(18,635)	(201,288)	(138)	(1,370)	-	-
Net increase (decrease)	10,927	$118,130	120,254	$1,202,402	-	$-
Enhanced Index Core Equity Fund
Sold	46,078	$478,090	120,396	$1,169,617	-	$-
Issued as reinvestment of dividends	15,106	161,329	53,944	528,584	-	-
Redeemed	(54,965)	(575,539)	(109,939)	(1,082,403)	-	-
Net increase (decrease)	6,219	$63,880	64,401	$615,798	-	$-
Main Street Fund**
Sold	10,010	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-	-	$-
Capital Appreciation Fund**
Sold	459,942	$4,548,665	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(95,994)	(933,450)	-	-	-	-
Net increase (decrease)	363,948	$3,615,215	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Core Growth Fund****
Sold	11,931	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	11,931	$100,100	-	$-	-	$-
Enhanced Index Growth Fund
Sold	213,561	$1,699,609	116,674	$895,863	-	$-
Issued as reinvestment of dividends	14,384	117,661	15,825	121,440	-	-
Redeemed	(27,109)	(215,159)	(65,797)	(503,399)	-	-
Net increase (decrease)	200,836	$1,602,111	66,702	$513,904	-	$-
Small Capitalization Value Fund****
Sold	42,364	$616,572	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(120)	(1,662)	-	-	-	-
Net increase (decrease)	42,244	$614,910	-	$-	-	$-
Small Company Opportunities Fund****
Sold	195,418	$3,272,945	-	$-	-	$-
Issued from merger	792,067	12,506,732	-	-	-	-
Issued as reinvestment of dividends	194	3,414	-	-	-	-
Redeemed	(165,045)	(2,783,136)	-	-	-	-
Net increase (decrease)	822,634	$12,999,955	-	$-	-	$-
Global Fund**
Sold	74,072	$728,262	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(2,285)	(22,058)	-	-	-	-
Net increase (decrease)	71,787	$706,204	-	$-	-	$-
International Equity Fund
Sold	2,012,285	$21,641,436	1,988,621	$19,193,875	12,604,310	$86,381,974
Issued as reinvestment of dividends	2,013	22,285	17,604	160,197	25,952	246,281
Redeemed	(941,133)	(10,135,494)	(2,633,756)	(25,025,751)	(14,552,753)	(101,707,484)
Net increase (decrease)	1,073,165	$11,528,227	(627,531)	$(5,671,679)	(1,922,491)	$(15,079,229)
	Class S
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Money Market Fund
Sold	409,091,357	$409,091,355	581,296,033	$581,296,033	1,219,828,542	$1,219,828,516
Issued as reinvestment of dividends	2,505,983	2,505,991	1,369,401	1,369,401	2,329,634	2,329,641
Redeemed	(439,602,484)	(439,602,483)	(596,104,486)	(596,104,486)	(1,284,960,134)	(1,284,960,115)
Net increase (decrease)	(28,005,144)	$(28,005,137)	(13,439,052)	$(13,439,052)	(62,801,958)	$(62,801,958)
Short-Duration Bond Fund
Sold	3,385,101	$34,972,879	6,880,564	$71,893,093	5,069,448	$53,832,741
Issued as reinvestment of dividends	534,733	5,448,928	-	-	493,980	5,115,170
Redeemed	(1,655,750)	(17,113,639)	(7,073,224)	(74,168,816)	(7,332,971)	(77,908,459)
Net increase (decrease)	2,264,084	$23,308,168	(192,660)	$(2,275,723)	(1,769,543)	$(18,960,548)

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Inflation-Protected Bond Fund*
Sold	2,740,690	$29,107,829	12,289,938	$129,009,344	1,052,180	$10,521,800
Issued as reinvestment of dividends	234,176	2,461,186	-	-	-	-
Redeemed	(571,514)	(6,080,767)	(5,478,524)	(57,582,051)	-	-
Net increase (decrease)	2,403,352	$25,488,248	6,811,414	$71,427,293	1,052,180	$10,521,800
Core Bond Fund
Sold	11,008,302	$120,350,854	23,420,466	$262,703,638	66,012,789	$768,902,813
Issued - Merger	1,802,256	19,860,657	-	-	-	-
Issued as reinvestment of dividends	521,705	5,691,834	3,039,809	33,432,531	5,165,269	57,065,968
Redeemed	(11,462,875)	(125,766,127)	(29,317,626)	(328,897,275)	(108,440,070)	(1,268,825,868)
Net increase (decrease)	1,869,388	$20,137,218	(2,857,351)	$(32,761,106)	(37,262,012)	$(442,857,087)
Diversified Bond Fund
Sold	2,575,364	$28,059,319	7,802,272	$84,516,044	9,489,168	$101,040,328
Issued as reinvestment of dividends	297,057	3,172,572	-	-	200,177	2,127,701
Redeemed	(460,647)	(4,982,671)	(5,445,850)	(59,119,143)	(6,539,574)	(69,595,558)
Net increase (decrease)	2,411,774	$26,249,220	2,356,422	$25,396,901	3,149,771	$33,572,471
Strategic Income Fund**
Sold	10,010	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-	-	$-
High Yield Fund****
Sold	805,267	$8,495,538	-	$-	-	$-
Issued as reinvestment of dividends	3,721	39,068	-	-	-	-
Redeemed	(131,916)	(1,385,312)	-	-	-	-
Net increase (decrease)	677,072	$7,149,294	-	$-	-	$-
Balanced Fund
Sold	2,660,318	$25,000,016	7,893,915	$71,626,345	8,470,647	$69,547,892
Issued as reinvestment of dividends	670,094	6,332,386	-	-	692,906	6,173,796
Redeemed	(4,794,238)	(45,091,873)	(10,558,472)	(95,787,393)	(11,864,312)	(96,686,555)
Net increase (decrease)	(1,463,826)	$(13,759,471)	(2,664,557)	$(24,161,048)	(2,700,759)	$(20,964,867)
Value Fund****
Sold	704,110	$11,836,197	-	$-	-	$-
Issued - Merger	26,798,217	425,287,692	-	-	-	-
Issued as reinvestment of dividends	155,896	2,645,547	-	-	-	-
Redeemed	(2,082,009)	(34,918,333)	-	-	-	-
Net increase (decrease)	25,576,214	$404,851,103	-	$-	-	$-
Enhanced Index Value Fund****
Sold	9,133	$100,101	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	9,133	$100,101	-	$-	-	$-
Enhanced Index Value Fund II***
Sold	386,788	$4,187,310	15,696,622	$156,965,712	-	$-
Issued as reinvestment of dividends	140,364	1,529,964	-	-	-	-
Redeemed	(1,204,852)	(12,975,653)	(93,528)	(940,962)	-	-
Net increase (decrease)	(677,700)	$(7,258,379)	15,603,094	$156,024,750	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund****
Sold	13,451	$135,101	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(2,899)	(30,493)	-	-	-	-
Net increase (decrease)	10,552	$104,608	-	$-	-	$-
Main Street Fund**
Sold	27,743,403	$277,127,286	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(4,528,218)	(44,638,240)	-	-	-	-
Net increase (decrease)	23,215,185	$232,489,046	-	$-	-	$-
Capital Appreciation Fund**
Sold	53,537,240	$534,198,825	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(5,847,308)	(57,056,921)	-	-	-	-
Net increase (decrease)	47,689,932	$477,141,904	-	$-	-	$-
Core Growth Fund
Sold	366,771	$3,166,895	554,389	$4,589,461	-	$-
Issued as reinvestment of dividends	41,637	362,242	77,431	637,101	-	-
Redeemed	(415,710)	(3,575,610)	(4,387,963)	(35,200,893)	-	-
Net increase (decrease)	(7,302)	$(46,473)	(3,756,143)	$(29,974,331)	-	$-
Enhanced Index Growth Fund****
Sold	13,085	$100,101	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	13,085	$100,101	-	$-	-	$-
Small Capitalization Value Fund
Sold	1,651,541	$24,198,900	3,711,652	$52,819,647	-	$-
Issued as reinvestment of dividends	-	-	531,523	7,414,343	-	-
Redeemed	(1,822,873)	(26,922,287)	(3,380,286)	(47,465,394)	-	-
Net increase (decrease)	(171,332)	$(2,723,387)	862,889	$12,768,596	-	$-
Small Company Opportunities Fund****
Sold	6,609,097	$108,594,839	-	$-	-	$-
Issued - Merger	22,220,065	350,854,833	-	-	-	-
Issued as reinvestment of dividends	6,204	109,065	-	-	-	-
Redeemed	(5,158,414)	(86,493,390)	-	-	-	-
Net increase (decrease)	23,676,952	$373,065,347	-	$-	-	$-
Global Fund**
Sold	39,196,815	$390,911,492	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(4,672,631)	(45,355,415)	-	-	-	-
Net increase (decrease)	34,524,184	$345,556,077	-	$-	-	$-
International Equity Fund
Sold	7,333,453	$79,173,606	19,834,443	$194,325,529	59,533,566	$434,295,562
Issued as reinvestment of dividends	24,143	267,749	239,954	2,188,376	363,215	3,454,180
Redeemed	(8,765,107)	(94,564,502)	(27,936,146)	(269,244,569)	(67,529,904)	(495,523,092)
Net increase (decrease)	(1,407,511)	$(15,123,147)	(7,861,749)	$(72,730,664)	(7,633,123)	$(57,773,350)

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Short-Duration Bond Fund*****
Sold	5	$39	-	$-	-	$-
Issued as reinvestment of dividends	3	36	-	-	341	3,494
Redeemed	-	-	-	-	-	-
Net increase (decrease)	8	$75	-	$-	341	$3,494
Inflation-Protected Bond Fund*
Sold	1,056	$11,057	10,000	$100,000	50	$500
Issued as reinvestment of dividends	1	11	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	1,057	$11,068	10,000	$100,000	50	$500
Core Bond Fund*****
Sold	28,085	$302,152	26,606	$293,957	96,894	$1,098,871
Issued as reinvestment of dividends	673	7,198	3,876	41,784	7,742	83,777
Redeemed	(5,754)	(61,772)	(40,105)	(440,946)	(1,545)	(17,569)
Net increase (decrease)	23,004	$247,578	(9,623)	$(105,205)	103,091	$1,165,079
Diversified Bond Fund*****
Sold	104,667	$1,116,320	1,142	$12,090	223	$2,399
Issued as reinvestment of dividends	52	557	-	-	231	2,432
Redeemed	(4,385)	(46,640)	-	-	-	-
Net increase (decrease)	100,334	$1,070,237	1,142	$12,090	454	$4,831
Strategic Income Fund**
Sold	10,053	$100,534	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,053	$100,534	-	$-	-	$-
High Yield Fund****
Sold	10,690	$111,158	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,690	$111,158	-	$-	-	$-
Balanced Fund*****
Sold	463	$4,267	974	$8,605	45,268	$376,709
Issued as reinvestment of dividends	397	3,695	-	-	1,159	10,156
Redeemed	(17,355)	(161,218)	(134)	(1,199)	-	-
Net increase (decrease)	(16,495)	$(153,256)	840	$7,406	46,427	$386,865
Value Fund****
Sold	69	$1,168	-	$-	-	$-
Issued from merger	14,354	227,797	-	-	-	-
Issued as reinvestment of dividends	26	445	-	-	-	-
Redeemed	(3,657)	(61,470)	-	-	-	-
Net increase (decrease)	10,792	$167,940	-	$-	-	$-
Enhanced Index Value Fund****
Sold	9,133	$100,101	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	9,133	$100,101	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Enhanced Index Value Fund II***
Sold	32	$343	18,983	$189,835	-	$-
Issued as reinvestment of dividends	29	318	-	-	-	-
Redeemed	(2,112)	(22,602)	-	-	-	-
Net increase (decrease)	(2,051)	$(21,941)	18,983	$189,835	-	$-
Enhanced Index Core Equity Fund****
Sold	10,060	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,060	$100,100	-	$-	-	$-
Main Street Fund**
Sold	10,010	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	10,010	$100,100	-	$-	-	$-
Capital Appreciation Fund**
Sold	47,012	$460,274	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	(1,093)	(10,688)	-	-	-	-
Net increase (decrease)	45,919	$449,586	-	$-	-	$-
Core Growth Fund****
Sold	11,931	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	11,931	$100,100	-	$-	-	$-
Enhanced Index Growth Fund****
Sold	13,085	$100,100	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	13,085	$100,100	-	$-	-	$-
Small Capitalization Value Fund****
Sold	7,669	$107,356	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	7,669	$107,356	-	$-	-	$-
Small Company Opportunities Fund****
Sold	3	$53	-	$-	-	$-
Issued from merger	8,314	131,280	-	-	-	-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	8,317	$131,333	-	$-	-	$-
Global Fund**
Sold	31,076	$299,534	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-	-	-
Redeemed	-	-	-	-	-	-
Net increase (decrease)	31,076	$299,534	-	$-	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2005		Period ended October 31, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
International Equity Fund*****
Sold	9	$106	-	$-	-	$-
Issued as reinvestment of dividends	-	-	1	6	8	73
Redeemed	-	-	-	-	-	-
Net increase (decrease)	9	$106	1	$6	8	$73

*  Fund commenced operations on December 31, 2003.

**  Fund commenced operations on December 31, 2004.

***  Fund commenced operations on October 15, 2004.

****  Class commenced operations on November 1, 2004.

*****  Class commenced operations on December 31, 2002.

Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended April 30, 2005 were all waived.

6. Federal Income Tax Information	At April 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund	$501,666,045	$2,267,879	$(4,011,364)	$(1,743,485)
Inflation-Protected Bond Fund	206,929,281	20,617,743	(17,234,889)	3,382,854
Core Bond Fund	1,966,312,979	32,607,350	(14,027,645)	18,579,705
Diversified Bond Fund	299,880,426	3,184,839	(3,135,912)	48,927
Strategic Income Fund	276,294,254	1,364,401	(5,545,240)	(4,180,839)
High Yield Fund	93,717,784	1,554,087	(2,032,477)	(478,390)
Balanced Fund	278,400,755	10,505,856	(6,524,899)	3,980,957
Value Fund	506,328,773	95,881,158	(7,703,895)	88,177,263
Enhanced Index Value Fund	60,797,308	4,566,842	(1,025,923)	3,540,919
Enhanced Index Value Fund II	192,060,288	18,553,105	(3,193,443)	15,359,662
Enhanced Index Core Equity Fund	35,334,038	1,898,182	(1,240,259)	657,923
Main Street Fund	366,364,966	8,069,893	(18,021,503)	(9,951,610)
Capital Appreciation Fund	784,186,270	11,758,577	(44,006,963)	(32,248,386)
Core Growth Fund	80,602,035	9,631,600	(2,195,912)	7,435,688
Enhanced Index Growth Fund	26,030,708	1,437,135	(1,235,097)	202,038
Small Capitalization Value Fund	102,109,816	15,811,875	(4,626,781)	11,185,094
Small Company Opportunities Fund	882,145,008	163,717,963	(31,704,739)	132,013,224
Global Fund	671,114,354	13,846,840	(40,701,922)	(26,855,082)
International Equity Fund	877,105,252	177,334,015	(32,380,724)	144,953,291

Note: The aggregate cost for investments for the Money Market Fund as of April 30, 2005, is the same for financial reporting and Federal income tax purposes.

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2004, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011
High Yield Fund	$-	$307,197	$-
Balanced Fund	7,460,949	23,308,925	11,296,270
Value Fund	211,157	-	2,363,029
Enhanced Index Core Equity Fund	5,807,377	3,373,077	1,901,023
Core Growth Fund	23,782,437	26,380,390	9,485,389
Enhanced Index Growth Fund	913,575	3,579,361	1,400,569
International Equity Fund	48,222,734	115,846,145	177,867,569

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$2,543,753	$-	$-
Core Bond Fund	57,209,569	11,022,278	-
High Yield Fund	5,305,714	-	-
Value Fund	1,583,025	-	-
Enhanced Index Value Fund	937,917	891,492	-
Enhanced Index Core Equity Fund	529,651	-	-
Core Growth Fund	637,101	-	-
Enhanced Index Growth Fund	121,440	-	-
Small Capitalization Value Fund	783,704	8,166,366	-
Small Company Opportunities Fund	2,374,021	15,360,021	-
International Equity Fund	3,280,264	-	-

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$3,175,816	$-	$-
Short-Duration Bond Fund	16,131,252	-	-
Core Bond Fund	93,124,944	11,811,850	-
Diversified Bond Fund	4,051,208	396,970	-
Balanced Fund	6,402,898	-	-
International Equity Fund	4,699,265	-	-

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended October 31, 2003 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
High Yield Fund	$2,841,182	$-	$-
Value Fund	693,020	-	-
Enhanced Index Value Fund	364,287	-	-
Enhanced Core Equity Fund	249,978	-	-
Core Growth Fund	207,476	-	-
Enhanced Index Growth Fund	42,489	-	-
Small Capitalization Value Fund	283,659	-	-
Small Company Opportunities Fund	3,138,553	4,571,971	33,396

At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain/ (Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Money Market Fund	$3,887	$-	$-
Short-Duration Bond Fund	13,671,452	(767,602)	4,228,602
Inflation-Protected Bond Fund	3,271,404	150,049	567,614
Core Bond Fund	-	(4,590,426)	38,391,056
Diversified Bond Fund	7,428,486	952,086	3,874,246
High Yield Fund	-	(307,197)	3,390,674
Balanced Fund	4,968,655	(47,054,636)	11,742,821
Value Fund	4,723	(2,574,186)	14,188,572
Enhanced Index Value Fund	-	209,221	2,813,900
Enhanced Index Value Fund II	373,679	511,677	16,196,897
Enhanced Index Core Equity Fund	-	(11,081,477)	701,811
Core Growth Fund	-	(59,648,216)	8,342,979
Enhanced Index Growth Fund	-	(5,893,505)	288,724
Small Capitalization Value Fund	-	-	17,304,540
Small Company Opportunities Fund	261,178	-	70,580,506
International Equity Fund	-	(349,531,726)	118,546,315

At October 31, 2004 the Funds have no post-October losses to defer to November 1, 2004.

At October 31, 2004 the Funds have no post-October currency losses to defer to November 1, 2004.

Pursuant to Section 852 of the Internal Revenue Code, the Funds have no designations of capital gain dividends for the period ended October 31, 2004.

7. Proxy Voting (Unaudited)	A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

Notes to Financial Statements (Unaudited) (Continued)

8. Quarterly Reporting (Unaudited)	The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9. Legal Proceedings	On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund), and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) (the "Funds") were each named as a defendant in an adversary proceeding brought by Enron, Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron, Corp.). Enron alleges that the approximately 80 parties names as defendants, including the Funds and certain affiliates of the Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that the Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.
While the Funds believe that they have valid defenses to all claims raised by Enron, the Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund and the Core Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million and $3.2 million, respectively. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds enter into a settlement agreement with Enron, the payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

10. Trustees' Approval of Investment Advisory Contracts	At a meeting held on December 2, 2004, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust, the Adviser or OFI (as such term is defined in the 1940 Act) (the "Independent Trustees"), approved the Advisory Agreements and Sub-Advisory Agreements for each of the Strategic Income Fund, Main Street Fund, Capital Appreciation Fund and Global Fund, subject to approval by the shareholders of each of the Funds of the Advisory Agreements and Sub-Advisory Agreements. In preparation for the meeting, the Trustees requested, and the Adviser and OFI provided in advance of the meeting, certain materials relevant to the consideration of the Advisory Agreements and Sub-Advisory Agreements. The Trustees also requested, and received in advance of the meeting, a fee study report with respect to each Fund prepared by the Adviser using information provided by an independent third party vendor. This fee study identified relevant peer group funds and presented comparative information concerning advisory fees and total expense ratios. The Trustees also received in board materials in advance of the meeting memoranda prepared by fund counsel addressing their duties and responsibilities in approving the Advisory Agreements and Sub-Advisory Agreements, including identification of types of information relevant to such consideration.

At the meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities and plans for each Fund. In addition, a representative of OFI also was

Notes to Financial Statements (Unaudited) (Continued)

present for a portion of the meeting and made a presentation concerning the investment strategy to be pursued by each Fund and OFI's capabilities in managing such a strategy. This presentation included information concerning OFI's historical performance in managing substantially similar investment strategies for other clients.

In approving the Advisory Agreements, the Trustees first took note of the fact that the Adviser would delegate all responsibility for furnishing a continuous investment program for the Funds, and making investment decisions with respect to a Fund's assets, to OFI. The Trustees then examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Funds. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Funds and the needs of the Funds for administrative and shareholder services. Based on the above, the Trustees concluded that the human resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreements.

The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Funds. Such factors included (i) the ability of the Adviser to monitor the operations and performance of each Fund's sub-adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Funds, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Funds. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were sufficient, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreements.

In reaching that conclusion, the Trustees also reviewed the advisory fee and the total expense ratio of each Fund against such fees for a peer group of funds with similar investment objectives. For these purposes, the Trustees took into account not only the actual dollar amount of fees to be paid by the Funds to the Adviser, but also took into account the estimated profitability of the Funds to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Funds. The Trustees also considered the fact that the advisory fees did not contain breakpoints due to the Adviser choosing to price for the long-term.

For the Strategic Income Fund, the proposed management fee of 0.55% was well below the Morningstar peer group average of 0.66% and the expected total expense ratio of 1.16% for Class A shares was slightly above the Morningstar peer group average of 1.10%. For the Main Street Fund, the proposed management fee of 0.65% was below the Morningstar peer group average of 0.70% and the expected total expense ratio of 1.23% for Class A shares was equal to the Morningstar peer group average. For the Capital Appreciation Fund, the proposed management fee of 0.65% was below the Morningstar peer group average of 0.71% and the expected total expense ratio of 1.09% for Class A shares was well below the Morningstar peer group average of 1.31%. For the Global Fund, the proposed management fee of 0.80% was slightly above the Morningstar peer group average of 0.77% and the expected total expense ratio of 1.43% for Class A shares was slightly above the Morningstar peer group average of 1.39%.

In addition, the Trustees took into consideration that each Fund would immediately have customers of the Adviser who were currently invested in retail funds advised by OFI and that these customers would be paying the same or lower expenses under the sub-advised structure. Based on the foregoing, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreements were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.

Notes to Financial Statements (Unaudited) (Continued)

In approving the Sub-Advisory Agreement with respect to the Funds, the Trustees considered a wide range of information about, among other things: OFI and its personnel with responsibilities for providing services to each Fund; the terms of the sub-advisory agreements; the scope and quality of services to be provided to each Fund under the Sub-Advisory Agreements; and the fees payable to OFI by the Adviser. In addition, the Trustees reviewed historical performance information of similar funds currently managed by OFI. Such information showed that OFI's similar funds had outperformed their respective benchmark indices over extended periods of time. The Trustees were informed that the sub-advisory fee negotiations were conducted at arms-length, had been very competitive and had taken several months. The Trustees were also informed that OFI may receive research services from brokers in connection with portfolio securities transactions for the Funds and that research services furnished by brokers through which the Funds effect securities transactions may be used by OFI in advising other accounts that it advises. Conversely, research services furnished to OFI in connection with other accounts OFI advises may be used by OFI in advising the Funds.

Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of OFI would be well suited to each Fund, given their investment objectives and policies.

Following their review, the Trustees determined that the terms of the Advisory Agreements and Sub-Advisory Agreements were fair and reasonable with respect to each Fund and were in the best interests of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees, unanimously voted to approve the Advisory Agreements and the Sub-Advisory Agreements.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Other Information (Unaudited)

Fund Expenses April 30, 2005 (Unaudited)

Expense Examples.	The following information is in regards to expenses for the six month period ended April 30, 2005:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested for the six month period ended April 30, 2005.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Information (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the period ended April 30, 2005, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

Money Market Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,007.80	$3.83
2) Hypothetical		1,000.00	1,020.98	3.86

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.77%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,009.10	$2.59
2) Hypothetical		1,000.00	1,022.16	2.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,008.90	$2.74
2) Hypothetical		1,000.00	1,022.01	2.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,009.40	$2.24
2) Hypothetical		1,000.00	1,022.50	2.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Short-Duration Bond Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,000.90	$4.56
2) Hypothetical		1,000.00	1,020.23	4.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.92%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,003.10	$3.33
2) Hypothetical		1,000.00	1,021.47	3.36

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.67%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,002.90	$2.93
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,003.50	$2.68
2) Hypothetical		1,000.00	1,022.12	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$999.30	$6.05
2) Hypothetical		1,000.00	1,018.74	6.11

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.22%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Inflation-Protected Bond Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,027.30	$5.28
2) Hypothetical		1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,028.00	$3.97
2) Hypothetical		1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,029.00	$3.22
2) Hypothetical		1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,029.70	$2.72
2) Hypothetical		1,000.00	1,022.12	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,024.70	$6.73
2) Hypothetical		1,000.00	1,018.15	6.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.34%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Bond Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,007.30	$4.78
2) Hypothetical		1,000.00	1,020.03	4.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.96%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,007.00	$3.53
2) Hypothetical		1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,008.10	$3.19
2) Hypothetical		1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,008.20	$2.94
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,004.90	$6.36
2) Hypothetical		1,000.00	1,018.45	6.41

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.28%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Diversified Bond Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,007.40	$4.93
2) Hypothetical		1,000.00	1,019.89	4.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.99%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,008.50	$3.73
2) Hypothetical		1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,008.70	$3.69
2) Hypothetical		1,000.00	1,021.12	3.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,008.20	$3.44
2) Hypothetical		1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,005.60	$6.41
2) Hypothetical		1,000.00	1,018.40	6.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.29%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Strategic Income Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$990.00	$3.79	*
2) Hypothetical		1,000.00	1,019.04	5.81	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$991.00	$2.91	*
2) Hypothetical		1,000.00	1,020.38	4.46	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$991.00	$2.42	*
2) Hypothetical		1,000.00	1,021.12	3.71	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$992.00	$2.29	*
2) Hypothetical		1,000.00	1,021.32	3.51	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$990.00	$4.51	*
2) Hypothetical		1,000.00	1,017.95	6.90	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.38%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.38%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

High Yield Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,003.50	$5.71
2) Hypothetical		1,000.00	1,019.09	5.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,003.80	$4.47
2) Hypothetical		1,000.00	1,020.33	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,005.10	$3.73
2) Hypothetical		1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,005.50	$3.48
2) Hypothetical		1,000.00	1,021.32	3.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,001.40	$7.20
2) Hypothetical		1,000.00	1,017.60	7.25

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Balanced Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,023.70	$5.82
2) Hypothetical		1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,024.70	$4.57
2) Hypothetical		1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,026.50	$3.82
2) Hypothetical		1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,026.50	$3.01
2) Hypothetical		1,000.00	1,021.82	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,022.30	$7.37
2) Hypothetical		1,000.00	1,017.50	7.35

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.47%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Value Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,046.80	$5.53
2) Hypothetical		1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,048.60	$4.06
2) Hypothetical		1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,049.40	$3.51
2) Hypothetical		1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,049.60	$3.00
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,045.40	$7.10
2) Hypothetical		1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,069.60	$5.59
2) Hypothetical		1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,069.40	$4.31
2) Hypothetical		1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,071.20	$3.54
2) Hypothetical		1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,072.30	$3.03
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,068.10	$7.18
2) Hypothetical		1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund II

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,069.70	$5.59
2) Hypothetical		1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,071.20	$4.31
2) Hypothetical		1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,071.50	$3.54
2) Hypothetical		1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,072.70	$3.03
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,069.00	$7.18
2) Hypothetical		1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Core Equity Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,035.60	$5.45
2) Hypothetical		1,000.00	1,019.40	5.41

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.08%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,037.10	$4.19
2) Hypothetical		1,000.00	1,020.68	4.16

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,037.30	$3.49
2) Hypothetical		1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,038.40	$2.98
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,034.10	$7.06
2) Hypothetical		1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Main Street Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$958.00	$3.96	*
2) Hypothetical		1,000.00	1,018.70	6.16	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.23%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.23%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$958.00	$2.99	*
2) Hypothetical		1,000.00	1,020.18	4.66	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$959.00	$2.67	*
2) Hypothetical		1,000.00	1,020.68	4.16	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$959.00	$1.93	*
2) Hypothetical		1,000.00	1,021.82	3.01	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$956.00	$4.92	*
2) Hypothetical		1,000.00	1,017.21	7.65	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.53%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.53%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Capital Appreciation Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$953.00	$3.50	*
2) Hypothetical		1,000.00	1,019.39	5.46	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$953.00	$3.05	*
2) Hypothetical		1,000.00	1,020.08	4.76	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$953.00	$2.63	*
2) Hypothetical		1,000.00	1,020.73	4.11	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$954.00	$2.28	*
2) Hypothetical		1,000.00	1,021.27	3.56	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$951.00	$4.68	*
2) Hypothetical		1,000.00	1,017.55	7.30	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Growth Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,005.00	$5.97
2) Hypothetical		1,000.00	1,018.84	6.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.20%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,006.60	$4.73
2) Hypothetical		1,000.00	1,020.08	4.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,006.80	$3.98
2) Hypothetical		1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,006.90	$3.73
2) Hypothetical		1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,003.30	$7.45
2) Hypothetical		1,000.00	1,017.36	7.50

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Growth Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,013.70	$5.44
2) Hypothetical		1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,015.40	$4.20
2) Hypothetical		1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,015.70	$3.45
2) Hypothetical		1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,015.80	$2.95
2) Hypothetical		1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,011.90	$6.98
2) Hypothetical		1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Capitalization Value Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$960.60	$6.32
2) Hypothetical		1,000.00	1,018.25	6.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$961.30	$5.11
2) Hypothetical		1,000.00	1,019.48	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$962.70	$4.38
2) Hypothetical		1,000.00	1,020.22	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$962.70	$4.14
2) Hypothetical		1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$959.10	$7.77
2) Hypothetical		1,000.00	1,016.77	8.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Company Opportunities Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$995.20	$5.64
2) Hypothetical		1,000.00	1,019.14	5.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$997.10	$4.41
2) Hypothetical		1,000.00	1,022.33	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$997.10	$3.91
2) Hypothetical		1,000.00	1,020.82	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$997.70	$3.42
2) Hypothetical		1,000.00	1,021.31	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$993.90	$7.37
2) Hypothetical		1,000.00	1,017.36	7.45

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Global Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$947.00	$4.54	*
2) Hypothetical		1,000.00	1,017.75	7.10	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.42%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.42%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$947.00	$3.65	*
2) Hypothetical		1,000.00	1,019.14	5.71	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$947.00	$3.26	*
2) Hypothetical		1,000.00	1,019.74	5.11	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.02%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.02%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$948.00	$2.85	*
2) Hypothetical		1,000.00	1,020.38	4.46	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred
1	) Actual	$1,000.00	$946.00	$4.86	*
2) Hypothetical		1,000.00	1,017.26	7.60	**

*  Expenses are calculated using the annualized expense ratio for the period December 31, 2004 (commencement of operations) through April 30, 2005 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

**  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

International Equity Fund

Class A

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,091.30	$7.88
2) Hypothetical		1,000.00	1,017.26	7.60

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,091.80	$6.59
2) Hypothetical		1,000.00	1,018.50	6.36

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,092.70	$5.81
2) Hypothetical		1,000.00	1,019.24	5.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.12%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,093.50	$5.66
2) Hypothetical		1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

		Beginning Value	Ending Value	Operating Expense Incurred*
1	) Actual	$1,000.00	$1,088.70	$9.43
2) Hypothetical		1,000.00	1,015.77	9.10

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2005 of 1.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Massachusetts Mutual Life Insurance Company
and affiliated companies

Springfield MA 01111-0001

www.massmutual.com

Distributor

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

June 29, 2005

MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its subsidiaries.	L4544 605

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		MassMutual Premier Funds

By (Signature and Title)		/s/ Kevin McClintock
Kevin M. McClintock, President and Principal Executive Officer

Date	6/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin McClintock
Kevin M. McClintock, President and Principal Executive Officer

Date	6/24/05

By (Signature and Title)	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	6/24/05